UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8085

Strategic Partners Mutual Funds, Inc.

(fka American Skandia Advisor Funds, Inc.)

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102

(Address of principal executive offices)	(Zip code)

William V. Healey

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-2991

Date of fiscal year end: 10/31/2004

Date of reporting period: 4/30/2004

Item1 – Reports to Stockholders—[ INSERT REPORT ]

SEMIANNUAL REPORT

APRIL 30, 2004

STRATEGIC PARTNERS

MUTUAL FUNDS, INC.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

List of Subadvisers as of May 31, 2004

STRATEGIC PARTNERS FUND NAME	SUBADVISER
Strategic Partners International Growth Fund	William Blair & Company, L.L.C.
Strategic Partners Small Cap Growth Opportunity Fund	State Street Research & Management Company
Strategic Partners Managed Small Cap Growth Fund	Deutsche Asset Management, Inc.
Strategic Partners Small Company Fund	GAMCO Investors, Inc. (Gabelli Asset Management Company)
Strategic Partners Mid Cap Growth Fund	Goldman Sachs Asset Management, L.P.
Strategic Partners Relative Value Fund	Neuberger Berman Management Inc.
Strategic Partners Technology Fund	INVESCO Institutional (N.A.), Inc.
Strategic Partners Health Sciences Fund	INVESCO Institutional (N.A.), Inc.
Strategic Partners Managed OTC Fund	ProFund Advisors LLC
Strategic Partners Capital Growth Fund	Marsico Capital Management, LLC
Strategic Partners Concentrated Growth Fund	Goldman Sachs Asset Management, L.P.
Strategic Partners Managed Large Cap Growth Fund	Jennison Associates LLC
Strategic Partners Core Value Fund	Sanford C. Bernstein & Co., LLC
Strategic Partners Managed Index 500 Fund	Sanford C. Bernstein & Co., LLC
Strategic Partners Small Company Fund	GAMCO Investors, Inc. (Gabelli Asset Management Company)
Strategic Partners Equity Income Fund	Alliance Capital Management, L.P.
Strategic Partners Growth with Income Fund	Massachusetts Financial Services Company (MFS)
Strategic Partners Capital Income Fund	INVESCO Institutional (N.A.), Inc.
Strategic Partners Balanced Fund	American Century Investment Management, Inc.
Strategic Partners High Yield Bond Fund	Goldman Sachs Asset Management, L.P.
Strategic Partners Bond Fund	Pacific Investment Management Company LLC (PIMCO)
Strategic Partners Money Market Fund	Wells Capital Management, Inc.

For more information about Strategic Partners Mutual Funds, Inc. see the prospectus.

Subadvisers are subject to change. You should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing. The prospectus will contain this and other information about the investment company. Please read the prospectus carefully before investing. Shares of Strategic Partners Mutual Funds, Inc. are distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential Financial company and member SIPC.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

CUSIP Numbers and NASDAQ Symbols

FUND	CLASS	CUSIP	NASDAQ
International Growth Fund	A	86277E492	N/A
	B	86277E476	N/A
	C	86277E450	WBCIX
	L*	86277E484	WBAIX
	M**	86277E468	WBBIX
	X***	86277E443	WBZIX

FUND	CLASS	CUSIP	NASDAQ
Small Cap Growth Opportunity Fund	A	86277E831	N/A
	B	86277E815	N/A
	C	86277E781	PBHCX
	L*	86277E823	PBSAX
	M**	86277E799	PBSBX
	X***	86277E773	PBSZX

FUND	CLASS	CUSIP	NASDAQ
Managed Small Cap Growth Fund	A	86277C777	N/A
	B	86277C751	N/A
	C	86277C736	DCAMX
	L*	86277C769	DAMAX
	M**	86277C744	DAMBX
	X***	86277C728	DAMZX

FUND	CLASS	CUSIP	NASDAQ
Small Company Fund	A	86277C645	N/A
	B	86277C629	N/A
	C	86277C595	GCSVX
	L*	86277C637	GASVX
	M**	86277C611	GBSVX
	X***	86277C587	GXSVX

FUND	CLASS	CUSIP	NASDAQ
Mid Cap Growth Fund	A	86277C512	N/A
	B	86277C488	N/A
	C	86277C462	GCMGX
	L*	86277C496	GAMGX
	M**	86277C470	GBMGX
	X***	86277C454	N/A

FUND	CLASS	CUSIP	NASDAQ
Relative Value Fund	A	86277E807	N/A
	B	86277E872	N/A
	C	86277E856	NCBVX
	L*	86277E880	NABVX
	M**	86277E864	NBBVX
	X***	86277E849	NBVZX

FUND	CLASS	CUSIP	NASDAQ
Technology Fund	A	86277C314	N/A
	B	86277C280	N/A
	C	86277C264	ICNVX
	L*	86277C298	IANVX
	M**	86277C272	IBNVX
	X***	86277C256	IXNZX

FUND	CLASS	CUSIP	NASDAQ
Health Sciences Fund	A	86277C371	N/A
	B	86277C355	N/A
	C	86277C330	INHCX
	L*	86277C363	INHAX
	M**	86277C348	IHSBX
	X***	86277C322	N/A

FUND	CLASS	CUSIP	NASDAQ
Managed OTC Fund	A	86277E690	N/A
	B	86277E674	N/A
	C	86277E658	PCMOX
	L*	86277E682	PRMAX
	M**	86277E666	PMOBX
	X***	86277E641	N/A

FUND	CLASS	CUSIP	NASDAQ
Capital Growth Fund	A	86277C249	N/A
	B	86277C223	N/A
	C	86277C199	MARCX
	L*	86277C231	MARAX
	M**	86277C215	MARBX
	X***	86277C181	MARZX

FUND	CLASS	CUSIP	NASDAQ
Concentrated Growth Fund	A	86277C579	N/A
	B	86277C553	N/A
	C	86277C538	CCGSX
	L*	86277C561	CAGSX
	M**	86277C546	CBGSX
	X***	86277C520	CZGSX

FUND	CLASS	CUSIP	NASDAQ
Managed Large Cap Growth Fund	A	86277C843	N/A
	B	86277C827	N/A
	C	86277C793	N/A
	L*	86277C835	N/A
	M**	86277C819	N/A
	X***	86277C785	N/A

FUND	CLASS	CUSIP	NASDAQ
Core Value Fund	A	86277E633	N/A
	B	86277E617	N/A
	C	86277E583	SBVCX
	L*	86277E625	SOVAX
	M**	86277E591	SVCBX
	X***	86277E575	N/A

FUND	CLASS	CUSIP	NASDAQ
Managed Index 500 Fund	A	86277E567	N/A
	B	86277E542	N/A
	C	86277E526	MCIFX
	L*	86277E559	MAIFX
	M**	86277E534	MBIFX
	X***	86277E518	MXIFX

FUND	CLASS	CUSIP	NASDAQ
Equity Income Fund	A	86277C108	N/A
	B	86277C306	N/A
	C	86277C504	AGOCX
	L*	86277C207	AGOAX
	M**	86277C405	AGOBX
	X***	86277C603	AXGOX

FUND	CLASS	CUSIP	NASDAQ
Growth with Income Fund	A	86277C173	N/A
	B	86277C157	N/A
	C	86277C132	GCIFX
	L*	86277C165	GAIFX
	M**	86277C140	GBIFX
	X***	86277C124	GCIZX

FUND	CLASS	CUSIP	NASDAQ
Capital Income Fund	A	86277C447	N/A
	B	86277C421	N/A
	C	86277C397	IEICX
	L*	86277C439	IEIAX
	M**	86277C413	IBEIX
	X***	86277C389	IEIZX

FUND	CLASS	CUSIP	NASDAQ
Balanced Fund	A	86277C702	N/A
	B	86277C884	N/A
	C	86277C868	ACBCX
	L*	86277C801	AACBX
	M**	86277C876	ACBBX
	X***	86277C850	ACBZX

FUND	CLASS	CUSIP	NASDAQ
High Yield Bond Fund	A	86277C710	N/A
	B	86277C686	N/A
	C	86277C660	FCHYX
	L*	86277C694	FHYAX
	M**	86277C678	FBHYX
	X***	86277C652	FHYZX

FUND	CLASS	CUSIP	NASDAQ
Bond Fund	A	86277E765	N/A
	B	86277E740	N/A
	C	86277E724	TCRBX
	L*	86277E757	TARBX
	M**	86277E732	TBRBX
	X***	86277E716	TRBZX

FUND	CLASS	CUSIP	NASDAQ
Money Market Fund****
	D	86277E302	N/A
	C	86277E609	ASCXX
	L*	86277E203	AASXX
	M**	86277E500	ABSXX
	X***	86277E708	ASXXX

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

***Closed to new purchases and available for limited exchanges only.

****Available for limited exchanges only.

Dear Shareholder,

June 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts monitors and evaluates firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and adherence to the investment processes that earned them their reputations.

Thank you for your confidence in Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Mutual Funds, Inc.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Table of Contents

Summary of Definitions	1

	Fund Performance	Schedule of Investments	Financial Highlights
ASAF International Equity Fund	4	49	186
Strategic Partners International Growth Fund	6	51	186
Strategic Partners Small Cap Growth Opportunity Fund	8	54	188
Strategic Partners Managed Small Cap Growth Fund	10	58	188
Strategic Partners Small Company Fund	12	63	190
Strategic Partners Mid Cap Growth Fund	14	70	190
Strategic Partners Relative Value Fund	16	73	192
Strategic Partners Technology Fund	18	76	192
Strategic Partners Health Sciences Fund	20	79	194
Strategic Partners Managed OTC Fund	22	81	194
Strategic Partners Capital Growth Fund	24	84	196
Strategic Partners Concentrated Growth Fund	26	86	196
Strategic Partners Managed Large Cap Growth Fund	28	88	198
ASAF T. Rowe Price Tax Managed Fund	30	90	198
Strategic Partners Core Value Fund	32	93	200
Strategic Partners Managed Index 500 Fund	34	97	200
Strategic Partners Equity Income Fund	36	102	202
Strategic Partners Growth with Income Fund	38	105	202
Strategic Partners Capital Income Fund	40	108	204
Strategic Partners Balanced Fund	42	112	204
Strategic Partners High Yield Bond Fund	44	120	206
Strategic Partners Bond Fund	46	134	206
Strategic Partners Money Market Fund	48	142	208

Summary of Definitions

The following pages present information on the investment performance of each Fund that has been in operation for at least six months as of April 30, 2004, including comparisons with relevant market indexes.

Definitions for Broad Market Indexes

Investors cannot invest directly in an index. Returns for the Indexes on the following pages would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

S&P MidCap 400 Index—The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

Russell 2000 Index—The Russell 2000 Index is an unmanaged, weighted index that comprises the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations and represents approximately 10% of their aggregate market value.

NASDAQ-100 Index—The NASDAQ-100 Index is an unmanaged, modified capitalization-weighted index of the 100 largest and most active nonfinancial domestic and international issues listed on the NASDAQ.

ML High Yield Master II Index—The Merrill Lynch (ML) High Yield Master II Index is an unmanaged index of publicly traded, nonconvertible U.S. bonds rated below investment grade.

Lehman Brothers Aggregate Bond Index—The Lehman Brothers Aggregate Bond Index is an unmanaged, market-weighted index that tracks the daily price, coupon pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and nonconvertible investment-grade debt issues without at least $100 million par amount outstanding and with at least one year to final maturity.

MSCI EAFE Index—The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is an unmanaged, weighted index of performance that reflects stock price movements in Europe, Australasia, and the Far East.

Blended Index—The Blended Index is calculated by weighting the S&P 500 Index at 60% and the Lehman Brothers Government/Corporate Bond Index at 40%. The Lehman Brothers Government/ Corporate Bond Index is an unmanaged index comprised of intermediate- and long-term government and investment-grade corporate debt securities.

Definitions for Lipper Averages

Lipper Averages represent returns based on the average return of all funds in the stated Lipper Average. The returns for the Lipper Averages on the following pages reflect the deduction of operating expenses, but not sales charges or taxes.

Lipper Balanced Funds Average—Funds in the Lipper Balanced Funds Average have primary objectives to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Lipper Corporate Debt Funds A Rated Average—Funds in the Lipper Corporate Debt Funds A Rated Average invest primarily in corporate debt issues rated “A” or better or government issues.

1

2

Lipper Equity Income Funds Average—Funds in the Lipper Equity Income Funds Average seek relatively high current income and growth of income through investing 60% or more of its portfolio in equities.

Lipper Health/Biotechnology Funds Average—Funds in the Lipper Health/Biotechnology Funds Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology.

Lipper High Current Yield Funds Average—Funds in the Lipper High Current Yield Funds Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

Lipper International Funds Average—Funds in the Lipper International Funds Average invest their assets in securities with primary trading markets outside of the United States.

Lipper Large-Cap Core Funds Average—Funds in the Lipper Large-Cap Core Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Large-Cap Growth Funds Average—Funds in the Lipper Large-Cap Growth Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Large-Cap Value Funds Average—Funds in the Lipper Large-Cap Value Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Mid-Cap Core Funds Average—Funds in the Lipper Mid-Cap Core Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

Lipper Mid-Cap Value Funds Average—Funds in the Lipper Mid-Cap Value Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

Lipper Multi-Cap Growth Funds Average—Funds in the Lipper Multi-Cap Growth Funds Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Value Funds Average—Funds in the Lipper Multi-Cap Value Funds Average, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds Average—Funds in the Lipper Science & Technology Funds Average invest primarily in science and technology stocks.

Lipper Small-Cap Core Funds Average—Funds in the Lipper Small-Cap Core Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

Lipper Small-Cap Growth Funds Average—Funds in the Lipper Small-Cap Growth Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

3

Your Fund’s Performance

ASAF International Equity Fund***

(Formerly ASAF Strong International Equity Fund)

Fund objective

The investment objective of the ASAF International Equity Fund (the Fund) is to seek long-term capital growth by investing in a diversified portfolio of international equity securities, the issuers of which are considered to have strong earnings momentum. There can be no assurance that the Fund will achieve its investment objective.

As of the close of business May 7, 2004, the Fund merged into Strategic Partners International Growth Fund.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–6.70%
Class B4	N/A	N/A	N/A	–6.70
Class C	10.00%	28.37%	–10.01%	–36.20
Class L3	10.47	28.99	–8.66	–34.60
Class M4	9.97	28.26	–9.99	–36.00
Class X	10.14	28.46	–9.97	–35.90
MSCI EAFE Index[5]	12.39	40.23	1.12	*
Lipper International Funds Avg.[5]	10.46	36.28	–0.95	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		42.45%	–1.08%	–8.77%
Class L3		37.15	–2.15	–9.34
Class M4		39.12	–2.08	–9.12
Class X		42.50	–1.22	–8.79
MSCI EAFE Index[5]		57.54	3.43	–1.77
Lipper International Funds Avg.[5]		53.63	2.49	–1.09

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

4

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 11/1/99.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*MSCI EAFE Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.26% for Class A and Class B; and –9.67% for Class C, Class L, Class M, and Class X.

**Lipper International Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.91% for Class A and Class B; and –5.75% for Class C, Class L, Class M, and Class X.

***Between December 10, 2001 and December 1, 2003, the ASAF International Equity Fund was known as the ASAF Strong International Equity Fund and Strong Capital Management, Inc. served as the subadviser to the Fund. Prior to December 10, 2001, the Fund was known as the ASAF AIM International Equity Fund and AIM Capital Management, Inc. served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/04
Sumitomo Mitsui Financial Group, Inc., Financial—Bank & Trust	3.6%
UBS AG, Financial—Bank & Trust	3.1
Manulife Financial Corp., Insurance	3.0
Sumitomo Trust & Banking Co. Ltd., Financial—Bank & Trust	2.7
Keyence Corp., Electronics Components & Equipment	2.7

Holdings are subject to change.

5

Your Fund’s Performance

Strategic Partners International Growth Fund***

(Formerly ASAF William Blair International Growth Fund)

6

Fund objective

The investment objective of the Strategic Partners International Growth Fund (the Fund) is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–6.27%
Class B4	N/A	N/A	N/A	–6.26
Class C	5.62%	38.63%	–4.21%	14.48
Class L3	5.97	39.39	–1.83	18.00
Class M4	5.63	38.55	–4.30	14.26
Class X	5.63	38.55	–4.23	14.26
MSCI EAFE Index[5]	12.39	40.23	–3.60	*
Lipper International Equity Funds Avg.[5]	10.46	36.28	2.93	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		52.67%	0.17%	2.68%
Class L3		47.26	–0.17	2.35
Class M4		49.47	–0.02	2.67
Class X		53.20	0.30	2.94
MSCI EAFE Index[5]		57.54	0.52	3.59
Lipper International Equity Funds Avg.[5]		53.63	1.76	3.62

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 12/31/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*MSCI EAFE Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.26% for Class A and Class B; and 22.04% for Class C, Class L, Class M, and Class X.

**Lipper International Equity Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.91% for Class A and Class B; and 23.48% for Class C, Class L, Class M, and Class X.

***Prior to November 11, 2002, the Strategic Partners International Growth Fund was known as the ASAF Janus Overseas Growth Fund and Janus Capital Management, LLC served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/04
Sumitomo Mitsui Financial Group, Inc., Financial—Bank & Trust	3.7%
UBS AG, Financial—Bank & Trust	3.2
Manulife Financial Corp., Insurance	3.0
Keyence Corp., Electronics Components & Equipment	2.7
Tesco PLC, Food	2.6

Holdings are subject to change.

7

Your Fund’s Performance

Strategic Partners Small Cap Growth Opportunity Fund***

(Formerly ASAF PBHG Small-Cap Growth Fund)

Fund objective

The investment objective of the Strategic Partners Small Cap Growth Opportunity Fund (the Fund) is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800)225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–9.12%
Class B4	N/A	N/A	N/A	–9.18
Class C	–3.00%	31.77%	–13.41%	10.40
Class L3	–2.74	32.44	–11.34	14.01
Class M4	–3.00	31.66	–13.35	10.30
Class X	–3.00	31.66	–13.49	10.30
Russell 2000 Index[5]	6.54	42.01	38.09	*
Lipper Small-Cap Growth Funds Avg.[5]	1.71	36.74	29.73	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		50.82%	–0.13%	2.48%
Class L3		45.38	–0.67	2.19
Class M4		47.40	–0.51	2.35
Class X		51.09	–0.26	2.59
Russell 2000 Index[5]		63.83	9.66	6.80
Lipper Small-Cap Growth Funds Avg.[5]		56.31	6.46	5.28

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

8

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –5.10% for Class A and Class B; and 47.14% for Class C, Class L, Class M, and Class X.

**Lipper Small-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –5.17% for Class A and Class B; and 42.10% for Class C, Class L, Class M, and Class X.

***Between January 1, 1999 and September 14, 2001, the Strategic Partners Small Cap Growth Opportunity Fund was known as the ASAF Janus Small-Cap Growth Fund, and Janus Capital Management LLC served as subadviser to the Fund. Prior to January 1, 1999, the Fund was known as the ASAF Founders Small Capitalization Fund, and Founders Asset Management LLC served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Tractor Supply Co., Retail & Merchandising	1.4%
Too, Inc., Clothing & Apparel	1.3
Urban Outfitters, Inc., Retail & Merchandising	1.3
Career Education Corp., Personal Services	1.2
University of Phoenix Online, Personal Services	1.2

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

9

Your Fund’s Performance

Strategic Partners Managed Small Cap Growth Fund***

(Formerly ASAF DeAM Small-Cap Growth Fund)

Fund objective

The investment objective of the Strategic Partners Managed Small Cap Growth Fund (the Fund) is to seek maximum growth of investors’ capital from a portfolio primarily of growth stocks of smaller companies. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–7.13%
Class B4	N/A	N/A	N/A	–8.20
Class C	2.41%	36.83%	–11.17%	–49.10
Class L3	2.57	37.30	–10.05	–48.10
Class M4	2.42	36.56	–11.34	–49.20
Class X	2.41	36.46	–11.17	–49.10
Russell 2000 Index[5]	6.54	42.01	20.04	*
Lipper Small-Cap Growth Funds Avg.[5]	1.71	36.74	–1.00	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		54.53%	1.34%	–14.21%
Class L3		48.37	0.18	–15.02
Class M4		50.89	0.37	–14.63
Class X		54.49	1.26	–14.29
Russell 2000 Index[5]		63.83	10.90	1.87
Lipper Small-Cap Growth Funds Avg.[5]		56.31	4.84	–8.06

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

10

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 3/1/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –5.10% for Class A and Class B; and 2.37% for Class C, Class L, Class M, and Class X.

**Lipper Small-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –5.17% for Class A and Class B; and –28.18% for Class C, Class L, Class M, and Class X.

***Prior to December 10, 2001, the Strategic Partners Managed Small Cap Growth Fund was known as the ASAF Scudder Small-Cap Growth Fund and Zurich Scudder Investments, Inc. served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Patina Oil & Gas Corp., Oil & Gas	1.4%
Select Medical Corp., Healthcare Services	1.4
East West Bancorp, Inc., Financial—Bank & Trust	1.3
Varian Inc., Electronic Components & Equipment	1.3
Petco Animal Supplies, Inc., Retail & Merchandising	1.3

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

11

Your Fund’s Performance

Strategic Partners Small Company Fund***

(Formerly ASAF Gabelli Small-Cap Value Fund)

Fund objective

The investment objective of the Strategic Partners Small Company Fund (the Fund) is to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–2.70%
Class B4	N/A	N/A	N/A	–2.78
Class C	10.35%	35.37%	68.01%	51.52
Class L3	10.68	35.94	72.16	56.92
Class M4	10.34	35.20	67.92	51.61
Class X	10.33	35.30	68.22	51.71
Russell 2000 Index[5]	6.54	42.01	38.09	*
Lipper Small-Cap Core Funds Avg.[5]	8.28	41.86	69.75	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		47.90%	13.09%	6.57%
Class L3		42.27	12.48	6.30
Class M4		44.37	12.87	6.49
Class X		47.82	13.31	6.78
Russell 2000 Index[5]		63.83	9.66	6.80
Lipper Small-Cap Core Funds Avg.[5]		60.36	13.32	8.03

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

12

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –5.10% for Class A and Class B; and 47.14% for Class C, Class L, Class M, and Class X.

**Lipper Small-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –3.85% for Class A and Class B; and 66.26% for Class C, Class L, Class M, and Class X.

***Prior to September 11, 2000, the Strategic Partners Small Company Fund was known as the ASAF T.Rowe Price Small Company Value Fund and T.Rowe Price Associates, Inc. served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Cablevision Systems New York Group. (Class “A” Stock), Cable Television	2.4%
Media General, Inc. (Class “A” Stock), Broadcasting	1.7
Sybron Dental Specialties, Inc., Medical Supplies & Equipment	1.7
Duquesne Light Holdings, Inc., Utilities	1.4
MacDermid, Inc., Chemicals	1.4

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

13

Your Fund’s Performance

Strategic Partners Mid Cap Growth Fund***

(Formerly ASAF Goldman Sachs Mid-Cap Growth Fund)

14

Fund objective

The investment objective of the Strategic Partners Mid Cap Growth Fund (the Fund) is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–3.98%
Class B4	N/A	N/A	N/A	–3.80
Class C	5.22%	26.73%	–33.94%	–59.68
Class L3	5.40	27.33	–33.01	–58.92
Class M4	5.21	27.04	–33.77	–59.58
Class X	5.22	27.13	–33.83	–59.68
S&P MidCap 400 Index[5]	6.93	34.45	18.20	*
Lipper Mid-Cap Core Funds Avg.[5]	6.53	33.08	14.38	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		38.13%	–10.79%	–22.25%
Class L3		32.91	–11.79	–23.14
Class M4		34.41	–11.56	–22.86
Class X		37.91	–10.90	–22.60
S&P MidCap 400 Index[5]		49.10	10.71	4.13
Lipper Mid-Cap Core Funds Avg.[5]		47.77	8.29	1.36

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 9/11/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –3.28% for Class A and Class B; and 11.82% for Class C, Class L, Class M, and Class X.

**Lipper Mid-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –3.28% for Class A and Class B; and 4.26% for Class C, Class L, Class M, and Class X.

***Prior to November 11, 2002, the Strategic Partners Mid Cap Growth Fund was known as the ASAF Janus Mid-Cap Growth Fund and Janus Capital Management LLC served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Scripps (E.W.) Co. (Class “A” Stock), Broadcasting	2.3%
ARAMARK Corp. (Class “B” Stock), Business Services	2.2
Coach, Inc., Clothing & Apparel	2.2
Checkfree Corp., Internet Services	2.1
FLIR Systems, Inc., Electronic Components & Equipment	2.0

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

15

Your Fund’s Performance

Strategic Partners Relative Value Fund

(Formerly ASAF Neuberger Berman Mid-Cap Value Fund)

Fund objective

The investment objective of the Strategic Partners Relative Value Fund (the Fund) is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–3.49%
Class B4	N/A	N/A	N/A	–3.47
Class C	9.37%	34.55%	52.84%	85.13
Class L3	9.63	35.24	56.55	90.30
Class M4	9.37	34.55	52.84	85.14
Class X	9.32	34.56	52.63	84.74
S&P MidCap 400 Index[5]	6.93	34.45	56.29	*
Lipper Mid-Cap Value Funds Avg.[5]	9.71	38.12	64.58	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		42.92%	10.78%	11.82%
Class L3		37.75	10.40	11.38
Class M4		39.39	10.75	11.81
Class X		42.90	11.14	12.26
S&P MidCap 400 Index[5]		49.10	11.76	15.98
Lipper Mid-Cap Value Funds Avg.[5]		53.99	12.22	14.02

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

16

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 8/19/98.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –3.28% for Class A and Class B; and 121.25% for Class C, Class L, Class M, and Class X.

**Lipper Mid-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.84% for Class A and Class B; and 109.66% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
XTO Energy, Inc., Oil & Gas	2.6%
Triad Hospitals, Inc., Healthcare Services	2.6
Constellation Brands, Inc. (Class “A” Stock), Beverages	2.5
SPX Corp., Industrial Products	2.4
Radian Group, Inc., Insurance	2.3

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

17

Your Fund’s Performance

Strategic Partners Technology Fund

(Formerly ASAF INVESCO Technology Fund)

Fund objective

The investment objective of the Strategic Partners Technology Fund (the Fund) is to seek capital growth by investing primarily in the equity securities of companies engaged in technology-related industries. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–10.27%
Class B4	N/A	N/A	N/A	–10.21
Class C	–6.23%	23.67%	–48.80%	–74.40
Class L3	–6.09	24.76	–47.81	–73.76
Class M4	–6.25	23.79	–48.90	–74.50
Class X	–6.57	23.67	–48.80	–74.40
S&P 500 Index[5]	6.27	22.87	–6.92	*
Lipper Science & Technology Funds Avg.[5]	–4.43	32.50	–33.36	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		41.94%	–12.39%	–30.62%
Class L3		36.77	–13.36	–31.32
Class M4		38.68	–13.32	–31.29
Class X		41.67	–12.39	–30.87
S&P 500 Index[5]		35.10	0.63	–6.55
Lipper Science & Technology Funds Avg.[5]		58.15	–5.48	–26.21

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

18

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 9/11/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and –22.79% for Class C, Class L, Class M, and Class X.

**Lipper Science & Technology Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –7.43% for Class A and Class B; and –66.96% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Cisco Systems, Inc., Computers—Networking	3.1%
Yahoo! Inc., Internet Services	2.8
Symantec Corp., Internet Services	2.4
Microsoft Corp., Computer Services & Software	2.3
eBay, Inc., Internet Services	2.2

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

19

Your Fund’s Performance

Strategic Partners Health Sciences Fund

(Formerly ASAF INVESCO Health Sciences Fund)

20

Fund objective

The investment objective of the Strategic Partners Health Sciences Fund (the Fund) is to seek growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–2.99%
Class B4	N/A	N/A	N/A	–3.03
Class C	10.96%	22.12%	3.87%	15.40
Class L3	11.22	22.77	5.31	17.00
Class M4	10.89	22.19	3.69	15.10
Class X	10.96	22.12	3.87	15.40
S&P 500 Index[5]	6.27	22.87	–6.92	*
Lipper Health/Biotechnology Funds Avg.[5]	13.78	31.63	4.39	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		26.34%	3.87%	4.60%
Class L3		21.64	2.60	3.37
Class M4		22.55	2.88	3.96
Class X		25.67	3.82	4.58
S&P 500 Index[5]		35.10	0.63	–1.50
Lipper Health/Biotechnology Funds Avg.[5]		36.76	3.17	–0.96

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6% and, 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 3/1/01.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and –6.04% for Class C, Class L, Class M, and Class X.

**Lipper Health/Biotechnology Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are 1.62% for Class A and Class B; and 0.30% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Caremark RX, Inc., Pharmaceuticals	4.0%
Pfizer, Inc., Pharmaceuticals—Research & Manufacturing	3.8
Procter & Gamble, Consumer Products & Services	3.8
Zimmer Holdings, Medical Supplies & Equipment	3.5
Medco Health Solutions, Inc., Healthcare Services	3.2

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

21

Your Fund’s Performance

Strategic Partners Managed OTC Fund***

(Formerly ASAF ProFund Managed OTC Fund)

Fund objective

The investment objective of the Strategic Partners Managed OTC Fund (the Fund) is to provide investment results that correlate to the performance of a benchmark for securities that are traded in the over-the-counter market. The Fund’s current benchmark is a multiple of the NASDAQ-100 Index. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–7.69%
Class B4	N/A	N/A	N/A	–7.78
Class C	–2.48%	30.39%	–38.22%	–76.40
Class L3	–2.45	31.32	–37.60	–76.10
Class M4	–2.47	30.39	–38.22	–76.40
Class X	–2.47	30.94	–38.12	–76.30
NASDAQ-100 Index[5]	–1.06	26.70	–24.46	*
Lipper Multi-Cap Growth Funds Avg.[5]	2.49	25.39	–15.98	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		47.50%	–8.23%	–32.71%
Class L3		41.71	–9.36	–33.59
Class M4		43.39	–9.18	–33.28
Class X		46.97	–8.43	–33.01
NASDAQ-100 Index[5]		41.21	–2.94	–25.23
Lipper Multi-Cap Growth Funds Avg.[5]		39.55	–1.43	–15.07

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6% and, 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

22

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 9/11/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*NASDAQ-100 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.58% for Class A and Class B; and –65.63% for Class C, Class L, Class M, and Class X.

**Lipper Multi-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –3.44% for Class A and Class B; and –43.15% for Class C, Class L, Class M, and Class X.

***Prior to March 1, 2001, the Strategic Partners Managed OTC Fund was known as the ASAF Rydex Managed OTC Fund, and Rydex Global Advisors served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Microsoft Co., Software	7.9%
QUALCOMM Inc., Telecommunications	4.9
Intel Corp., Semiconductors	4.8
Cisco Systems, Telecommunications	4.2
eBay, Inc., Internet Services	3.2

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

23

Your Fund’s Performance

Strategic Partners Capital Growth Fund

(Formerly ASAF Marsico Capital Growth Fund)

Fund objective

The investment objective of the Strategic Partners Capital Growth Fund (the Fund) is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–4.37%
Class B4	N/A	N/A	N/A	–4.42
Class C	0.24%	23.35%	–6.19%	27.30
Class L3	0.54	24.03	–3.67	31.20
Class M4	0.24	23.43	–6.11	27.50
Class X	0.24	23.38	–6.20	27.20
S&P 500 Index[5]	6.27	22.87	–10.79	*
Lipper Large-Cap Growth Funds Avg.[5]	2.47	18.26	–23.30	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		32.31%	0.26%	4.73%
Class L3		27.44	–0.07	4.36
Class M4		28.50	0.05	4.64
Class X		31.78	0.35	5.07
S&P 500 Index[5]		35.10	–1.20	4.45
Lipper Large-Cap Growth Funds Avg.[5]		29.15	–4.95	2.08

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

24

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 8/19/98.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and 25.54% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.17% for Class A and Class B; and 11.34% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Genentech, Inc., Pharmaceuticals	6.7%
UnitedHealth Group, Inc., Healthcare Services	5.6
Citigroup, Inc., Financial Services	5.1
QUALCOMM, Inc., Telecommunications	4.6
SLM Corp., Financial Services	4.5

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

25

Your Fund’s Performance

Strategic Partners Concentrated Growth Fund***

(Formerly ASAF Goldman Sachs Concentrated Growth Fund)

Fund objective

The investment objective of the Strategic Partners Concentrated Growth Fund (the Fund) is to seek growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–3.25%
Class B4	N/A	N/A	N/A	–3.25
Class C	2.73%	13.97%	–46.88%	–2.03
Class L3	2.91	14.47	–45.49	1.46
Class M4	2.72	13.92	–46.83	–1.73
Class X	2.72	13.91	–46.84	–1.63
S&P 500 Index[5]	6.27	22.87	–10.79	*
Lipper Large-Cap Growth Funds Avg.[5]	2.47	18.26	–23.30	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		25.83%	–11.92%	–0.09%
Class L3		21.38	–12.35	–0.34
Class M4		22.18	–12.25	–0.20
Class X		25.03	–12.00	0.03
S&P 500 Index[5]		35.10	–1.20	4.04
Lipper Large-Cap Growth Funds Avg.[5]		29.15	–4.95	1.38

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

26

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and 28.14% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.17% for Class A and Class B; and 9.05% for Class C, Class L, Class M, and Class X.

***Prior to November 11, 2002, the Strategic Partners Concentrated Growth Fund was known as the ASAF Janus Capital Growth Fund and Janus Capital Management LLC served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Viacom, Inc. (Class “B” Stock), Entertainment & Leisure	6.5%
Univision Communications, Inc. (Class “A” Stock), Broadcasting	5.8
Cendant Corp., Business Services	5.1
First Data Corp., Business Services	4.6
Pfizer, Inc., Pharmaceuticals	4.5

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

27

Your Fund’s Performance

Strategic Partners Managed Large Cap Growth Fund***

(Formerly ASAF Large-Cap Growth Fund)

Fund objective

The investment objective of the Strategic Partners Managed Large Cap Growth Fund (the Fund) is to seek maximum growth of investors’ capital from a portfolio primarily of growth stocks of larger companies. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Since Inception[2]
Class A3	N/A	N/A	–4.29%
Class B4	N/A	N/A	4.34
Class C	4.01%	18.48%	–0.36
Class L3	4.31	19.11	0.76
Class M4	4.01	18.50	–0.46
Class X	4.75	19.32	–0.49
S&P 500 Index[5]	6.27	22.87	*
Lipper Multi-Cap Value Funds Avg.[5]	8.14	27.90	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Since Inception[2]
Class A3		N/A	N/A
Class B4		N/A	N/A
Class C		28.65%	0.46%
Class L3		23.98	–1.58
Class M4		24.87	–1.48
Class X		28.86	–0.23
S&P 500 Index[5]		35.10	4.21
Lipper Multi-Cap Value Funds Avg.[5]		41.67	5.18

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

28

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 5/1/02.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and 6.52% for Class C, Class L, Class M, and Class X.

**Lipper Multi-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.20% for Class A and Class B; and 7.91% for Class C, Class L, Class M, and Class X.

***Prior to February 2, 2004, the Strategic Partners Managed Large-Cap Growth Fund was known as the ASAF DeAM Large-Cap Growth Fund and Deutsche Asset Management, Inc. served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
eBay, Inc., Internet & Catalog Retail	3.6%
Intel Corp., Semiconductors & Semiconductor Equipment	3.1
Cisco Systems, Inc., Communications Equipment	2.8
Microsoft Corp., Software	2.6
American Express Co., Consumer Finance	2.6

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

29

Your Fund’s Performance

ASAF T. Rowe Price Tax Managed Fund

Fund objective

The investment objective of the ASAF T. Rowe Price Tax Managed Fund (the Fund) is to seek attractive long-term capital appreciation on an after-tax basis. There can be no assurance that the Fund will achieve its investment objective.

As of the close of business May 7, 2004, the Fund merged into Strategic Partners Capital Growth Fund.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–3.63%
Class B4	N/A	N/A	N/A	–3.48
Class C	2.50%	16.58%	–10.20%	–5.80
Class L3	2.69	17.03	–9.05	–4.50
Class M4	2.40	16.48	–10.39	–6.00
Class X	5.02	19.48	–8.11	–3.70
S&P 500 Index[5]	6.27	22.87	–6.92	*
Lipper Large-Cap Core Funds Avg.[5]	4.51	19.51	–13.23	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		27.76%	–1.49%	–1.83%
Class L3		23.15	–2.64	–2.93
Class M4		24.01	–2.53	–2.52
Class X		30.19	–0.97	–1.34
S&P 500 Index[5]		35.10	0.63	–1.50
Lipper Large-Cap Core Funds Avg.[5]		31.22	–1.63	–3.83

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

30

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 3/1/01.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and –6.04% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.93% for Class A and Class B; and –12.80% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Pfizer, Inc., Pharmaceuticals	3.5%
Microsoft Corp., Computer Services & Software	3.4
General Electric Co., Electronic Components & Equipment	2.9
American International Group, Inc., Insurance	2.6
Citigroup, Inc., Financial Services	2.6

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

31

Your Fund’s Performance

Strategic Partners Core Value Fund

(Formerly ASAF Sanford Bernstein Core Value Fund)

Fund objective

The investment objective of the Strategic Partners Core Value Fund (the Fund) is to seek long-term capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–3.85%
Class B4	N/A	N/A	N/A	–4.03
Class C	6.96%	25.13%	14.44%	17.76
Class L3	7.30	25.72	16.06	19.65
Class M4	7.05	25.11	14.42	17.86
Class X	6.96	25.13	14.44	17.76
S&P 500 Index[5]	6.27	22.87	–6.92	*
Lipper Multi-Cap Value Funds Avg.[5]	8.14	27.90	5.05	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		36.45%	6.58%	6.09%
Class L3		31.61	5.35	4.95
Class M4		32.98	5.75	5.60
Class X		36.31	6.66	6.16
S&P 500 Index[5]		35.10	0.63	–1.50
Lipper Multi-Cap Value Funds Avg.[5]		41.67	4.12	2.70

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

32

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 3/1/01.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and –6.04% for Class C, Class L, Class M, and Class X.

**Lipper Multi-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.20% for Class A and Class B; and 6.92% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Citigroup, Inc., Financial Services	4.6%
Exxon Mobil Corp., Oil & Gas	4.3
Bank of America Corp., Financial—Bank & Trust	4.0
ChevronTexaco Corp., Oil & Gas	2.4
Altria Group, Inc., Conglomerates	2.1

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

33

Your Fund’s Performance

Strategic Partners Managed Index 500 Fund***

(Formerly ASAF Sanford Bernstein Managed Index 500 Fund)

34

Fund objective

The investment objective of the Strategic Partners Managed Index 500 Fund (the Fund) is to outperform the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) through stock selection, resulting in different weightings of common stocks relative to the Index. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–3.75%
Class B4	N/A	N/A	N/A	–3.72
Class C	4.53%	19.64%	–7.68%	–14.65
Class L3	4.81	20.28	–6.24	–12.74
Class M4	4.53	19.64	–7.68	–14.65
Class X	4.42	19.52	–7.70	–14.85
S&P 500 Index[5]	6.27	22.87	–6.92	*
Lipper Large-Cap Core Funds Avg.[5]	4.51	19.51	–13.23	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		28.62%	–0.42%	–3.07%
Class L3		24.13	–1.53	–3.72
Class M4		24.98	–1.43	–3.51
Class X		28.15	–0.61	–3.22
S&P 500 Index[5]		35.10	0.63	–2.80
Lipper Large-Cap Core Funds Avg.[5]		31.22	–1.63	–3.98

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 11/1/99.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and –3.09% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.93% for Class A and Class B; and –4.24% for Class C, Class L, Class M, and Class X.

***Prior to May 1, 2000, the Strategic Partners Managed Index 500 Fund was known as the ASAF Bankers Trust Managed Index 500 Fund, and Bankers Trust Company served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Pfizer, Inc., Pharmaceuticals	3.6%
General Electric Co., Electronic Components & Equipment	3.5
Wal-Mart Stores, Inc., Retail & Merchandising	3.4
Citigroup, Inc., Financial Services	3.4
Microsoft Corp., Computer Services & Software	3.1

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

35

Your Fund’s Performance

Strategic Partners Equity Income Fund***

(Formerly ASAF Alliance Growth and Income Fund)

36

Fund objective

The investment objective of the Strategic Partners Equity Income Fund (the Fund) is long-term growth of capital and income while attempting to avoid excessive fluctuations in market value. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception
Class A3	N/A	N/A	N/A	–3.31%
Class B4	N/A	N/A	N/A	–3.31
Class C	8.30%	24.68%	7.76%	34.14
Class L3	8.45	25.29	10.34	38.15
Class M4	8.29	24.65	7.66	34.24
Class X	8.30	24.70	7.59	34.04
S&P 500 Index[5]	6.27	22.87	–10.79	*
Lipper Large-Cap Value Funds Avg.[5]	7.68	24.91	2.55	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		35.56%	3.06%	4.93%
Class L3		30.53	2.70	4.59
Class M4		31.84	2.90	4.98
Class X		35.07	3.22	5.25
S&P 500 Index[5]		35.10	–1.20	3.91
Lipper Large-Cap Value Funds Avg.[5]		38.38	2.23	3.82

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 12/31/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and 25.10% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.90% for Class A and Class B; and 25.49% for Class C, Class L, Class M, and Class X.

***Prior to May 1, 2000, the Strategic Partners Equity Income Fund was known as the ASAF Lord Abbett Growth and Income Fund and Lord, Abbett & Co. served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Citigroup, Inc., Financial Services	4.8%
Bank of America Corp., Financial—Bank & Trust	4.1
American International Group, Insurance	4.0
Bank One Corp., Financial—Bank & Trust	3.3
Viacom, Inc. CL-B, Entertainment & Leisure	3.1

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

37

Your Fund’s Performance

Strategic Partners Growth with Income Fund

(Formerly ASAF MFS Growth with Income Fund)

Fund objective

The investment objective of the Strategic Partners Growth with Income Fund (the Fund) is to seek long-term growth of capital with a secondary objective to seek reasonable current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–3.56%
Class B4	N/A	N/A	N/A	–3.64
Class C	3.79%	15.07%	–17.55%	–20.60
Class L3	3.97	15.53	–16.39	–18.90
Class M4	3.79	14.91	–17.55	–20.60
Class X	3.80	14.93	–17.74	–20.70
S&P 500 Index[5]	6.27	22.87	–6.92	*
Lipper Large-Cap Core Funds Avg.[5]	4.51	19.51	–13.23	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Three Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		24.09%	–4.03%	–4.72%
Class L3		19.54	–5.15	–5.35
Class M4		20.41	–5.01	–5.12
Class X		23.26	–4.26	–4.84
S&P 500 Index[5]		35.10	0.63	–2.80
Lipper Large-Cap Core Funds Avg.[5]		31.22	–1.63	–3.98

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M and Class X shares are subject to a maximum CDSC of 5%, 1%, 6% and 6%, respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

38

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 11/1/99.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and –13.17% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.93% for Class A and Class B; and –16.89% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Citigroup, Inc., Financial Services	3.6%
Johnson & Johnson, Consumer Products & Services	3.6
Microsoft Corp., Computer Services & Software	3.3
BP PLC [ADR], Oil & Gas	2.5
American International Group, Inc., Insurance	2.4

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

39

Your Fund’s Performance

Strategic Partners Capital Income Fund

(Formerly ASAF INVESCO Capital Income Fund)

Fund objectives

The investment objective of the Strategic Partners Capital Income Fund (the Fund) is to seek capital growth and current income while following sound investment practices. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–4.35%
Class B4	N/A	N/A	N/A	–4.42
Class C	1.17%	10.81%	–7.80%	26.11
Class L3	1.34	11.29	–5.58	30.16
Class M4	1.08	10.71	–7.81	26.11
Class X	1.17	10.72	–7.81	26.01
S&P 500 Index[5]	6.27	22.87	–10.79	*
Lipper Equity Income Funds Avg.[5]	7.56	23.87	8.79	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		19.74%	–0.03%	3.96%
Class L3		15.47	–0.58	3.65
Class M4		15.81	–0.42	3.84
Class X		18.73	–0.12	4.09
S&P 500 Index[5]		35.10	–1.20	4.04
Lipper Equity Income Funds Avg.[5]		35.78	3.30	5.05

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

40

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.57% for Class A and Class B; and 28.14% for Class C, Class L, Class M, and Class X.

**Lipper Equity Income Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –1.91% for Class A and Class B; and 37.44% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Pfizer, Inc., Pharmaceuticals	3.9%
Citigroup, Inc., Financial Services	3.2
Microsoft Corp., Computer Services & Software	2.9
Fannie Mae, Financial Services	2.8
Cisco Systems, Inc., Computer Services & Software	2.8

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

41

Your Fund’s Performance

Strategic Partners Balanced Fund

(Formerly ASAF American Century Strategic Balanced Fund)

Fund objective

The investment objective of the Strategic Partners Balanced Fund (the Fund) is to seek capital growth and current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–2.38%
Class B4	N/A	N/A	N/A	–2.47
Class C	3.75%	13.51%	2.71%	30.11
Class L3	4.09	14.23	5.41	34.92
Class M4	3.75	13.60	2.79	30.22
Class X	3.75	13.51	2.79	30.11
Blended Index[5]	4.23	14.16	8.85	*
Lipper Balanced Funds Avg.[5]	4.13	15.15	8.11	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		19.51%	1.55%	4.42%
Class L3		15.22	1.03	4.16
Class M4		15.64	1.18	4.31
Class X		18.55	1.47	4.57
Blended Index[5]		22.95	2.65	5.84
Lipper Balanced Funds Avg.[5]		23.88	2.50	4.51

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

42

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Blended Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.17% for Class A and Class B; and 42.86% for Class C, Class L, Class M, and Class X.

**Lipper Balanced Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.23% for Class A and Class B; and 32.24% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets† as of 4/30/04
Federal National Mortgage Assoc. 5% 05/15/19, U.S. Government Agency	2.0%
Citigroup, Inc., Financial Services	1.8
iShares GS Corp. Bond Fund, Exchange Traded Funds	1.7
Microsoft Corp., Computer Services & Software	1.7
International Business Machines Corp., Computer Hardware	1.7

†Excludes cash received as a result of securities on loan.

Holdings are subject to change.

43

Your Fund’s Performance

Strategic Partners High Yield Bond Fund

(Formerly ASAF Federated High Yield Bond Fund)

Fund objective

The investment objective of the Strategic Partners High Yield Bond Fund (the Fund) is to seek a high level of current income and may also consider the potential for capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Please note that prior to May 3, 2004, Federated Investment Management Company (“Federated”) served as subadviser to the Strategic Partners High Yield Bond Fund. Goldman Sachs Asset Management, L.P. assumed management responsibilities for the Strategic Partners High Yield Bond Fund on May 3, 2004. The performance figures shown in the tables below reflect the time period when Federated served as subadviser to the Fund.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–0.16%
Class B4	N/A	N/A	N/A	–0.18
Class C	4.94%	12.56%	11.00%	24.29
Class L3	5.20	13.12	13.92	28.56
Class M4	4.94	12.57	10.86	24.18
Class X	5.09	12.57	10.97	24.25
ML High Yield Master II Index[5]	5.35	14.74	25.06	*
Lipper High Current Yield Funds Avg.[5]	5.03	13.82	16.74	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		15.06%	2.24%	3.13%
Class L3		12.81	2.07	3.14
Class M4		11.27	2.15	3.18
Class X		14.06	2.52	3.48
ML High Yield Master II Index[5]		22.21	5.09	5.62
Lipper High Current Yield Funds Avg.[5]		19.71	3.47	3.11

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

44

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*ML High Yield Master II Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –0.66% for Class A and Class B; and 5.44% for Class C, Class L, Class M, and Class X.

**Lipper High Current Yield Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –0.40% for Class A and Class B; and 3.02% for Class C, Class L, Class M, and Class X.

Five Largest Issues expressed as a percentage of net assets as of 4/30/04
Qwest Communications International, Inc. 13.5% 12/15/10, Wireless Communications	1.4%
Qwest Communications International, Inc. 8.875% 03/15/12, Wireless Communications	1.1
MGM Grand, Inc. 8.375% 02/01/11, Gaming	1.0
HCA, The Healthcare Corp. 8.75% 09/01/10, Healthcare Services	0.9
El Paso Energy 7.8% 08/01/31, Utility—Natural Gas	0.8

Issues are subject to change.

45

Your Fund’s Performance

Strategic Partners Bond Fund

(Formerly ASAF PIMCO Total Return Bond Fund)

Fund objective

The investment objective of the Strategic Partners Bond Fund (the Fund) is to seek to maximize total return, consistent with preservation of capital and prudent investment management. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	N/A	N/A	N/A	–1.19%
Class B4	N/A	N/A	N/A	–1.27
Class C	1.16%	1.43%	31.82%	44.74
Class L3	1.46	1.89	34.99	50.86
Class M4	1.18	1.36	31.82	44.70
Class X	1.16	1.43	31.06	43.91
Lehman Brothers Aggregate Bond Index[5]	1.25	1.82	38.03	*
Lipper Corporate Debt Funds A Rated Avg.[5]	1.29	2.19	32.18	**

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		2.83%	5.97%	5.92%
Class L3		1.00	5.77	6.63
Class M4		–1.09	5.86	5.97
Class X		7.50	6.59	6.00
Lehman Brothers Aggregate Bond Index[5]		5.40	7.29	7.23
Lipper Corporate Debt Funds A Rated Avg.[5]		6.11	6.30	6.18

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25% respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively. A $10 fee may be imposed for wire transfers of redemption proceeds.

46

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Lehman Brothers Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.60% for Class A and Class B; and 6.72% for Class C, Class L, Class M, and Class X.

**Lipper Corporate Debt Funds A Rated Average Closest Month-End to Inception cumulative total returns as of 4/30/04 are –2.59% for Class A and Class B; and 5.71% for Class C, Class L, Class M, and Class X.

Five Largest Issues expressed as a percentage of net assets as of 4/30/04
U.S. Treasury Inflationary Bonds [Tips] 3.875% 01/15/09, U.S. Government	3.4%
Federal National Mortgage Assoc. 5.50% 05/13/34, U.S. Government	2.7
Federal National Mortgage Assoc. 4.00% 05/01/36, U.S. Government	1.8
Federal National Mortgage Assoc. 5.00% 06/01/18, U.S. Government	1.7
Clark County General Obligation Ltd. Bonds 5.00% 06/01/32, Nevada	1.5

Issues are subject to change.

47

Your Fund’s Performance

Strategic Partners Money Market Fund

(Formerly ASAF Money Market Fund)

48

Fund objectives

The investment objectives of the Strategic Partners Money Market Fund (the Fund) are to seek high current income and maintain high levels of liquidity. There can be no assurance that the Fund will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Fund Facts as of 4/30/04*
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)		Net Assets (Millions)
Class C	**	$1.00	42	Days	$35
Class D	0.42%	1.00	42		25
Class L	0.53	1.00	42		69
Class M	**	1.00	42		88
Class X	**	1.00	42		19

*Class D and Class L shares are subject to a distribution and service (12b-1) fee of 0.50%. Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%.

**Yield is less than 0.005%.

ASAF International Equity Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 96.4%
Common Stock
Australia — 2.3%
Macquarie Bank Ltd.	21,400	$535,518
Toll Holdings Ltd.	74,500	559,021

		1,094,539

Austria — 1.6%
Erste Bank der Oesterreichischen Sparkassen AG	5,100	763,288

Brazil — 1.3%
Banco Itau Holding Financeira SA	7,810,000	619,606

Canada — 5.7%
Alimentation Couche-Tard, Inc. (Class “B” Stock)*	13,400	228,002
Manulife Financial Corp.	39,000	1,438,058
Precision Drilling Corp.*	7,700	365,334
Research in Motion Ltd.*	5,300	461,305
Shoppers Drug Mart Corp.*	11,000	243,156

		2,735,855

France — 6.1%
Dior, (Christian) SA	17,300	1,086,693
Hermes International Designs	2,500	498,082
Klepierre	4,900	301,918
Sanofi-Synthelabo SA	16,700	1,061,017

		2,947,710

Germany — 6.3%
Bayerische Motoren Werke AG	23,100	996,053
Puma AG Rudolf Dassler Sport	3,500	805,143
SAP AG	8,100	1,228,302

		3,029,498

Hong Kong — 2.3%
Esprit Holdings Ltd.	86,500	354,881
Li & Fung Ltd.	230,000	358,278
Techtronic Industries Co. Ltd.	152,000	407,293

		1,120,452

India — 1.8%
HDFC Bank Ltd.	29,600	250,206
Infosys Technologies Ltd.	5,200	601,847

		852,053

Indonesia — 0.3%
PT Unilever Indonesia TBK	341,000	142,698

Ireland — 0.8%
Anglo Irish Bank Corp. PLC	23,300	381,257

	Shares	Value (Note 2)

Israel — 1.1%
Teva Pharmaceutical Industries Ltd. [ADR]	8,600	$529,416

Italy — 2.1%
Banco Popolare di Verona e Novara Scrl	43,100	717,128
Merloni Elettrodomestici SPA	16,000	282,906

		1,000,034

Japan — 24.5%
Askul Corp.	6,300	435,014
Fast Retailing Co. Ltd.	7,800	607,856
Hino Motors Ltd.	98,000	581,668
Hoya Corp.	8,200	887,209
Keyence Corp.	5,400	1,296,724
Nitto Denko Corp.	14,300	794,336
Oracle Corp.	5,900	332,010
Orix Corp.	7,300	773,957
Pioneer Corp.	17,600	502,379
Sharp Corp.	43,000	775,407
Shinsei Bank Ltd.	18,000	121,191
SMC Corp.	8,000	917,040
Sumitomo Mitsui Financial Group, Inc.	227	1,715,537
Sumitomo Trust & Banking Co. Ltd.	219,000	1,317,712
Toto Ltd.	40,000	427,711
Yamada Denki Co. Ltd.	11,500	394,953

		11,880,704

Korea — 4.5%
Hyundai Motor Co. Ltd.	17,400	663,613
Kookmin Bank	9,500	354,626
Samsung Electronics Co. Ltd.	2,400	1,139,301

		2,157,540

Mexico — 2.5%
America Movil SA de CV	384,500	653,435
Wal-Mart de Mexico SA de CV	188,000	549,802

		1,203,237

Singapore — 0.7%
Venture Corp. Ltd.	28,000	314,320

South Africa — 1.0%
Standard Bank Group Ltd.	84,700	488,627

Spain — 1.7%
Banco Popular Espanol SA	9,700	535,232
Grupo Ferrovial SA	7,100	283,166

		818,398

49

ASAF International Equity Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Sweden — 0.9%
Hennes & Mauritz AB (Class “B” Stock)	17,800	$435,712

Switzerland — 4.4%
Logitech International SA*	6,400	277,649
Serono SA (Class “B” Stock)	600	359,556
UBS AG	21,200	1,506,694

		2,143,899

Taiwan — 2.7%
Hon Hai Precision Industry Co. Ltd.	135,000	532,360
MediaTek, Inc.	38,000	362,613
Quanta Computer, Inc.	190,000	400,361

		1,295,334

Thailand — 0.6%
Bangkok Bank Public Co. Ltd.*	115,000	271,620

United Kingdom — 21.2%
3i Group PLC	23,700	253,433
Acambis PLC*	38,400	216,549
BG Group PLC	213,300	1,232,176
British Sky Broadcasting Group PLC	95,900	1,132,637
Capita Group PLC	93,700	515,109
Carnival PLC	17,100	766,301
HBOS PLC	90,400	1,171,080
Man Group PLC	23,400	700,465
Next PLC	14,700	363,655
Reckitt Benckiser PLC	33,200	863,118
Smith & Nephew PLC	78,000	791,896
Standard Chartered PLC	66,300	1,015,840
Tesco PLC	276,000	1,217,503

		10,239,762

Total Long-Term Investments
(Cost $43,510,265)		46,465,559

Total Investments — 96.4%
(Cost $43,510,265; Note 5)		46,465,559
Other Assets in Excess of Liabilities — 3.6%		1,734,894

Net Assets — 100.0%		$48,200,453

The following abbreviation is used throughout the Schedule of Investments:

ADR	—American Depositary Receipt

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2004. Percentages are based on net assets.

Industry
Financial—Bank & Trust	23.0%
Electronic Components & Equipment	9.7%
Retail & Merchandising	6.8%
Consumer Products & Services	5.2%
Financial Services	4.7%
Automobile Manufacturers	4.6%
Pharmaceuticals	4.5%
Computer Services & Software	4.5%
Medical Supplies & Equipment	3.7%
Computer Hardware	3.5%
Oil & Gas	3.3%
Insurance	3.0%
Machinery & Equipment	2.8%
Clothing & Apparel	2.7%
Food	2.5%
Broadcasting	2.3%
Entertainment & Leisure	1.6%
Chemicals	1.6%
Conglomerates	1.5%
Telecommunications	1.4%
Transportation	1.2%
Commercial Services	1.1%
Real Estate	0.6%
Construction	0.6%

96.4%
Other assets in excess of liabilities	3.6%

Total	100.0%

See Notes to Financial Statements.

50

Strategic Partners International Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 96.3%
Common Stock
Australia — 2.3%
Macquarie Bank Ltd.	116,117	$2,905,734
Macquarie Infrastructure Group	28,682	56,964
Toll Holdings Ltd.	349,600	2,623,275
Wesfarmers Ltd.	3,440	71,003
Westfield Holdings Ltd.	5,562	56,919
Westfield Trust	32,620	95,646
Woolworths Ltd.	9,543	81,325

		5,890,866

Austria — 1.6%
Erste Bank der Oesterreichischen Sparkassen AG	28,189	4,218,888

Brazil — 1.3%
Banco Itau Holding Financeira SA	42,330,000	3,358,247

Canada — 5.7%
Alimentation Couche-Tard, Inc. (Class “B” Stock)*	70,600	1,201,265
Manulife Financial Corp.	205,700	7,584,837
Precision Drilling Corp.*	41,700	1,978,495
Research in Motion Ltd.*	28,100	2,445,788
Shoppers Drug Mart Corp.*	58,700	1,297,568

		14,507,953

Finland
Nokia Oyj	3,000	42,220

France — 6.2%
Alcatel SA*	21,817	325,084
Aventis SA	2,110	160,741
BNP Paribas SA	10,420	625,800
Dior (Christian) SA	31,700	1,991,225
Gecina SA	3,120	232,635
Klepierre	16,900	1,041,309
LVMH Moet Hennessy Louis Vuitton SA	46,048	3,245,771
Sanofi-Synthelabo SA	90,110	5,725,043
Societe Generale (Class “A” Stock)	19,350	1,612,113
Vivendi Universal SA*	20,220	508,772
Wanadoo*	41,654	404,456

		15,872,949

Germany — 5.3%
Bayerische Motoren Werke AG	85,400	3,682,376
Deutsche Telekom AG	47,788	824,919
Puma AG Rudolf Dassler Sport	9,500	2,185,387

	Shares	Value (Note 2)

SAP AG	34,940	$5,298,381
Siemens AG	16,950	1,224,212
T-Online International AG*	42,301	459,926

		13,675,201

Greece — 1.3%
Coca-Cola Hellenic Bottling Co. SA	121,600	3,224,397
Public Power Corp.	6,920	175,530

		3,399,927

Hong Kong — 2.5%
Cnooc LTD.	510,000	184,716
Esprit Holdings Ltd.	484,000	1,985,692
Huaneng Power International, Inc.	232,000	217,134
Li & Fung Ltd.	1,188,000	1,850,586
Techtronic Industries Co. Ltd.	817,700	2,191,073

		6,429,201

India — 1.5%
HDFC Bank Ltd.	108,500	917,139
Infosys Technologies Ltd.	25,433	2,943,610

		3,860,749

Indonesia — 0.3%
PT Unilever Indonesia Tbk	1,553,000	649,883

Ireland — 1.0%
Anglo Irish Bank Corp. PLC	107,392	1,757,253
Anglo Irish Bank Corp. PLC	26,480	433,292
Ryanair Holdings PLC [ADR]*	8,680	289,218

		2,479,763

Israel — 1.1%
Teva Pharmaceutical Industries Ltd. [ADR]	47,128	2,901,200

Italy — 2.3%
Banca Intesa SpA	144,595	478,402
Banco Popolare di Verona e Novara Scrl	233,500	3,885,135
Merloni Elettrodomestici SpA	86,100	1,522,387

		5,885,924

Japan — 23.8%
Askul Corp.	34,200	2,361,506
Canon, Inc.	12,600	661,085
Chugai Pharmaceutical Co. Ltd.	38	575
FANUC Ltd.	12,400	759,585
Fast Retailing Co. Ltd.	42,700	3,327,624
Hino Motors Ltd.	534,000	3,169,498
Hoya Corp.	44,200	4,782,275

51

Strategic Partners International Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

JGC Corp.	6,000	$53,174
JSR Corp.	6,000	126,410
Keyence Corp.	29,200	7,011,917
Mitsubishi Corp.	99,000	943,754
Mitsui Fudosan Co. Ltd.	36,000	396,357
NEC Corp.	600	4,714
Nissan Motor Co. Ltd.	103,700	1,154,885
Nitto Denko Corp.	75,100	4,171,655
Nomura Holdings, Inc.	14,000	227,339
Orix Corp.	38,900	4,124,235
Pioneer Corp.	95,900	2,737,393
Sharp Corp.	234,900	4,235,884
Shinsei Bank Ltd.	96,000	646,350
SMC Corp.	43,800	5,020,797
Sumitomo Mitsui Financial Group, Inc.	1,238	9,356,097
Sumitomo Trust & Banking Co. Ltd.	863,000	5,192,625
Tokyo Electron Ltd.	4,600	280,114
Toto Ltd.	6,100	65,226
Yamada Denki Co. Ltd.	1,700	58,384

		60,869,458

Korea — 4.6%
Hyundai Motor Co. Ltd.	91,800	3,501,129
Kookmin Bank	52,900	1,974,705
Samsung Electronics Co. Ltd.	13,320	6,323,126

		11,798,960

Mexico — 2.2%
America Movil (Class “L” Stock) [ADR]	13,160	444,808
America Movil SA de CV	2,093,600	3,557,950
Wal-Mart de Mexico SA de CV	517,000	1,511,954

		5,514,712

Norway — 0.2%
Telenor ASA	85,500	562,102

Russia — 0.1%
Mobile Telesystems [ADR]	3,478	375,485

Singapore — 0.7%
Venture Corp. Ltd.	162,400	1,823,057

Spain — 1.1%
Grupo Ferrovial SA	33,600	1,340,053
Telefonica SA	98,393	1,463,746

		2,803,799

Sweden — 1.4%
Atlas Copco AB (Class “A” Stock)	10,200	357,827

	Shares	Value (Note 2)

Atlas Copco AB (Class “B” Stock)	12,590	$407,062
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)	30,000	81,289
Hennes & Mauritz AB (Class “B” Stock)	97,100	2,376,833
Nobel Biocare Holding AG	2,460	333,283

		3,556,294

Switzerland — 5.1%
Adecco SA*	6,400	286,040
Holcim Ltd.	5,016	259,001
Logitech International SA*	22,500	976,111
Nestle SA	2,003	506,698
Novartis AG	13,786	614,554
Serono SA (Class “B” Stock)	3,600	2,157,335
UBS AG	115,773	8,228,044

		13,027,783

Taiwan — 2.4%
Hon Hai Precision Industry Co. Ltd.	742,000	2,926,008
MediaTek, Inc.	198,000	1,889,404
Quanta Computer, Inc.	599,500	1,263,245

		6,078,657

Thailand — 0.6%
Bangkok Bank Public Co. Ltd.*	97,500	238,815
Bangkok Bank Public Co. Ltd.*	530,000	1,251,812

		1,490,627

United Kingdom — 21.7%
3i Group PLC	133,279	1,425,204
Acambis PLC*	215,100	1,213,013
BG Group PLC	1,120,300	6,471,674
British Sky Broadcasting Group PLC	522,080	6,166,081
Capita Group PLC	507,300	2,788,846
Carnival PLC	89,700	4,019,718
EMAP PLC	14,160	217,083
GlaxoSmithKline PLC	93,950	1,944,310
GUS PLC	32,410	448,878
HBOS PLC	383,318	4,965,664
Man Group PLC	127,042	3,802,924
Next PLC	17,560	434,407
Reckitt Benckiser PLC	170,790	4,440,116
Royal Bank of Scotland Group PLC	14,890	447,043
SABMiller PLC	35,030	380,180

52

	Shares	Value (Note 2)

Smith & Nephew PLC	410,000	$4,162,529
Standard Chartered PLC	222,017	3,401,715
Tesco PLC	1,485,970	6,554,975
Vodafone Group PLC	937,971	2,278,809

		55,563,169

Total Investments — 96.3%
(Cost $195,556,350; Note 5)		246,637,074
Other Assets in Excess of Liabilities — 3.7%		9,498,687

Net Assets — 100.0%		$256,135,761

The following abbreviation is used throughout the Schedule of Investments:

ADR	—American Depositary Receipt

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2004. Percentages are based on net assets.

Industry
Financial—Bank & Trust	20.4%
Electronic Components & Equipment	9.7%
Pharmaceuticals	6.0%
Retail & Merchandising	5.1%
Financial Services	4.9%
Automobile Manufacturers	4.5%
Telecommunications	3.9%
Medical Supplies & Equipment	3.6%
Oil & Gas	3.4%
Computer Services & Software	3.2%
Conglomerates	3.2%
Machinery & Equipment	3.1%
Computer Hardware	3.0%
Insurance	3.0%
Food	2.8%
Consumer Products & Services	2.8%
Broadcasting	2.6%
Chemicals	1.6%
Entertainment & Leisure	1.6%
Beverages	1.4%
Semiconductors	1.3%
Commercial Services	1.2%
Transportation	1.0%
Clothing & Apparel	0.9%
Real Estate	0.7%
Construction	0.5%
Internet Services	0.3%
Office Equipment	0.2%
Airlines	0.1%
Automotive Parts	0.1%
Building Materials	0.1%
Printing & Publishing	0.1%

96.3%
Other assets in excess of liabilities	3.7%

Total	100.0%

See Notes to Financial Statements.

53

Strategic Partners Small Cap Growth Opportunity Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 94.6%
Common Stock
Advertising — 0.7%
ADVO, Inc.	23,100	$725,340

Aerospace — 0.4%
Alliant Techsystems, Inc.*	7,300	432,817

Airlines — 0.3%
SkyWest, Inc.	16,300	296,660

Broadcasting — 4.9%
Cumulus Media, Inc. (Class “A” Stock)*	30,453	640,122
Emmis Communications Corp. (Class “A” Stock)*	45,800	1,071,720
Entravision Communications Corp. (Class “A” Stock)*	53,800	491,194
Gray Television, Inc.	21,700	321,594
Lin TV Corp. (Class “A” Stock)*	13,000	292,370
Radio One, Inc. (Class “A” Stock)*	38,100	726,948
Sinclair Broadcast Group, Inc.*	86,500	1,069,140
Spanish Broadcasting Systems, Inc. (Class “A” Stock)*	83,600	812,592

		5,425,680

Business Services — 4.7%
Advisory Board Co.*	15,700	543,377
Arbitron, Inc.*	21,800	812,050
Charles River Associates, Inc.*	9,500	306,565
Gevity HR, Inc.	23,600	519,908
Icon PLC [ADR] (Ireland)*	11,900	474,810
Medical Staffing Network Holdings, Inc.*	63,500	502,285
Metrologic Instruments, Inc.*	28,700	451,164
National Processing, Inc.*	6,900	171,120
Navigant Consulting, Inc.*	33,500	587,255
Parametric Technology Corp.*	185,700	850,506

		5,219,040

Cable Television — 0.6%
Mediacom Communications Corp.*	84,400	615,276

Chemicals — 0.8%
Olin Corp.	54,400	939,488

Clothing & Apparel — 2.4%
Deckers Outdoor Corp.*	9,200	246,468
K-Swiss, Inc. (Class “A” Stock)	20,000	390,200
Mothers Work, Inc.*	13,400	328,300
Rocky Shoes & Boots, Inc.*	10,000	224,610
Too, Inc.*	81,400	1,427,756

		2,617,334

	Shares	Value (Note 2)

Computer Hardware — 2.3%
Insight Enterprises, Inc.*	18,200	$304,668
Integrated Circuit Systems, Inc.*	33,000	781,770
Merge Technologies, Inc.*	19,200	300,672
Quantum Corp.*	318,700	997,531
Sierra Wireless, Inc. (Canada)*	5,800	129,630

		2,514,271

Computer Services & Software — 9.8%
Altiris, Inc.*	19,000	480,700
Avid Technology, Inc.*	13,500	647,595
BARRA, Inc.	10,900	445,265
Borland Software Corp.*	66,900	551,925
Cerner Corp.*	10,700	458,174
Cognizant Technology Solutions Corp.*	18,400	795,983
Concurrent Computer Corp.*	57,100	117,055
Extreme Networks, Inc.*	51,000	282,030
FileNET Corp.*	21,200	582,152
Manhattan Associates, Inc.*	13,400	360,058
MatrixOne, Inc.*	65,300	392,453
Micromuse, Inc.*	26,500	177,815
MicroStrategy, Inc. (Class “A” Stock)*	12,100	581,296
NetIQ Corp.*	24,000	308,640
Omnicell, Inc.*	11,900	163,982
OPNET Technologies, Inc.*	17,200	250,776
Packeteer, Inc.*	17,300	208,465
Quality Systems, Inc.*	7,400	318,200
Quest Software, Inc.*	28,600	321,750
Radware Ltd.*	14,500	306,385
Red Hat, Inc.*	23,900	542,769
Retek, Inc.*	29,900	208,702
SafeNet, Inc.*	9,600	206,400
ScanSource, Inc.*	13,600	751,128
SupportSoft, Inc.*	28,700	283,843
Trident Microsystems, Inc.*	36,750	509,723
Versata, Inc.*	183	348
webMethods, Inc.*	88,300	759,380

		11,012,992

Conglomerates — 0.9%
Brink’s Co. (The)	36,000	998,280

Consumer Products & Services — 1.9%
Aaron Rents, Inc.	25,500	738,480
Coinstar, Inc.*	19,100	329,475
Integrated Alarm Services Group, Inc.*	86,000	834,200
Inter Parfums, Inc.	8,300	182,849

		2,085,004

54

	Shares	Value (Note 2)

Electronic Components & Equipment — 2.8%
Applied Films Corp.*	13,200	$314,160
Benchmark Electronics, Inc.*	13,000	351,390
California Amplifier, Inc.*	22,800	183,540
EDO Corp.	25,800	585,660
Faro Technologies, Inc.*	6,000	107,100
Merix Corp.*	14,900	231,695
Moog, Inc. (Class “A” Stock)**	17,950	592,350
Teledyne Technologies, Inc.*	28,200	535,236
Veeco Instruments, Inc.*	10,100	229,775

		3,130,906

Environmental Services — 0.4%
Republic Services, Inc.	16,400	472,648

Equipment Services — 0.3%
TTM Technologies, Inc.*	32,200	357,742

Farming & Agriculture — 0.2%
Sunopta, Inc.*	27,400	257,286

Financial — Bank & Trust — 2.4%
Bancorp Bank (The)*	5,700	107,673
Bank Mutual Corp.	39,987	422,263
Brookline Bancorp, Inc.	49,303	698,130
Franklin Bank Corp.*	2,400	40,584
Jefferson Bancshares, Inc.	10,700	128,935
Provident Financial Services, Inc.	27,000	486,000
UMB Financial Corp.	15,195	762,941

		2,646,526

Financial Services — 1.7%
Affiliated Managers Group, Inc.*	9,300	452,910
Asset Acceptance Capital Corp.*	5,800	108,924
Friedman, Billings, Ramsey Group, Inc. (Class “A” Stock)	36,600	677,100
PrivateBancorp, Inc.	11,000	608,520
Signature Bank*	2,000	47,060

		1,894,514

Food — 0.3%
Performance Food Group Co.*	10,200	358,326

Healthcare Services — 4.2%
American Healthways, Inc.*	45,100	1,092,773
AMERIGROUP Corp.*	6,300	261,513
Apria Healthcare Group, Inc.*	30,800	888,272
Centene Corp.*	7,900	264,650
Coventry Health Care, Inc.*	14,250	596,220
Genesis HealthCare Corp.*	11,700	273,663
Hooper Holmes, Inc.	49,000	269,990
Matria Healthcare, Inc.*	20,700	396,819
Odyssey Healthcare, Inc.*	7,125	119,771
PAREXEL International Corp.*	27,900	545,166

		4,708,837

	Shares	Value (Note 2)

Industrial Products — 0.8%
Ceradyne, Inc.*	31,350	$894,729

Insurance — 2.4%
Allmerica Financial Corp.*	20,400	709,104
American Medical Security Group, Inc.*	13,700	350,720
Bristol West Holdings, Inc.	24,300	498,150
HCC Insurance Holdings, Inc.	15,700	502,714
Odyssey Re Holdings Corp.	26,000	616,980

		2,677,668

Internet Services — 5.5%
Ask Jeeves, Inc.*	22,300	790,981
Blue Coat Systems, Inc.*	10,700	477,124
Digital Insight Corp.*	18,200	351,260
Digital River, Inc.*	20,500	527,875
eCollege.com, Inc.*	18,900	341,712
eResearch Technology, Inc.*	33,350	1,049,858
F5 Networks, Inc.*	23,400	594,360
InfoSpace, Inc.*	14,300	467,467
Internet Security Systems, Inc.*	41,500	551,535
Macromedia, Inc.*	21,600	444,960
Netflix, Inc.*	21,000	531,090

		6,128,222

Machinery & Equipment — 2.1%
Global Power Equipment Group, Inc.*	51,800	375,032
Grant Prideco, Inc.*	41,800	637,450
JLG Industries, Inc.	16,800	248,472
Lone Star Technologies, Inc.*	35,800	733,900
Rofin-Sinar Technologies, Inc.*	13,500	312,795

		2,307,649

Medical Supplies & Equipment — 7.0%
Advanced Neuromodulation Systems, Inc.*	7,300	198,925
Align Technology, Inc.*	31,300	542,116
Applera Corp. — Celera Genomics Group*	22,100	260,559
Closure Medical Corp.*	11,900	309,043
Cytyc Corp.*	25,400	543,560
Digene Corp.*	8,400	298,200
Gen-Probe, Inc.*	32,600	1,086,884
ICU Medical, Inc.*	26,900	897,653
Inamed Corp.*	9,300	547,212
Integra LifeSciences Holdings Corp.*	19,200	614,400
Kensey Nash Corp.*	14,200	460,080
Kyphon, Inc.*	12,800	321,280
Laserscope*	14,500	430,795

55

Strategic Partners Small Cap Growth Opportunity Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

LCA-Vision, Inc.*	19,100	$481,129
Martek Biosciences Corp.*	11,800	749,182

		7,741,018

Oil & Gas — 5.9%
AGL Resources, Inc.	20,000	572,000
Atwood Oceanics, Inc.*	21,300	780,645
Cal Dive International, Inc.*	17,300	467,792
Core Laboratories NV*	42,500	966,450
Frontier Oil Corp.	30,300	538,734
Pride International, Inc.*	54,300	916,041
Stone Energy Corp.*	7,900	388,680
Tom Brown, Inc.*	25,900	1,240,092
Universal Compression Holdings, Inc.*	11,800	351,168
Vintage Petroleum, Inc.	21,300	320,991

		6,542,593

Personal Services — 2.4%
Career Education Corp.*	21,290	1,362,560
University of Phoenix Online*	14,766	1,285,528

		2,648,088

Pharmaceuticals — 4.9%
CIMA Labs, Inc.*	20,200	639,128
Covance, Inc.*	28,800	971,712
Eon Labs, Inc.*	13,100	861,325
Kos Pharmaceuticals, Inc.*	14,100	580,356
Medicis Pharmaceutical Corp. (Class “A” Stock)	15,000	643,800
Priority Healthcare Corp. (Class “B” Stock)*	30,400	609,520
SFBC International, Inc.*	13,200	482,592
Taro Pharmaceuticals Industries Ltd.*	15,300	661,725

		5,450,158

Printing & Publishing — 0.7%
Journal Register Co.*	38,400	761,472

Real Estate — 2.4%
Affordable Residential Communities, Inc. [REIT]	14,500	246,500
Boston Properties, Inc. [REIT]	5,400	253,800
Brandywine Realty Trust [REIT]	11,000	278,740
Capital Lease Funding, Inc. [REIT]*	9,400	98,888
Government Properties Trust, Inc. [REIT]	11,300	123,735
Jones Lang Lasalle, Inc. [REIT]*	17,600	415,536
MeriStar Hospitality Corp. [REIT]*	212,400	1,231,920

		2,649,119

	Shares	Value (Note 2)

Restaurants — 1.4%
Krispy Kreme Doughnuts, Inc.*	23,500	$763,985
P.F. Chang’s China Bistro, Inc.*	17,000	830,620

		1,594,605

Retail & Merchandising — 7.2%
Barnes & Noble, Inc.*	9,900	295,713
Cache, Inc.*	10,100	282,800
Charming Shoppes, Inc.*	60,400	426,424
Dick’s Sporting Goods, Inc.*	20,200	544,794
Dillard’s, Inc. (Class “A” Stock)	51,100	860,013
Jos. A. Bank Clothiers, Inc.*	21,000	660,660
Kenneth Cole Productions, Inc. (Class “A” Stock)	9,500	328,605
LeapFrog Enterprises, Inc.*	29,800	640,998
Select Comfort Corp.*	20,400	494,496
Tractor Supply Co.*	40,500	1,581,930
Urban Outfitters, Inc.*	30,200	1,394,334
Wet Seal, Inc. (The)*	82,200	452,922

		7,963,689

Semiconductors — 7.6%
Brooks Automation, Inc.*	18,300	304,512
Conexant Systems, Inc.*(a)	73,708	320,630
Cymer, Inc.*	14,300	457,314
DSP Group, Inc.*	42,900	1,063,062
Emulex Corp.*	8,600	143,362
ESS Technology, Inc.*	36,500	391,280
Formfactor, Inc.*	20,100	353,559
Integrated Device Technology, Inc.*	33,500	450,575
LTX Corp.*	32,800	358,504
Marvell Technology Group Ltd.*	16,700	646,791
Mattson Technology, Inc.*	35,700	349,146
MKS Instruments, Inc.*	28,200	542,004
Omnivision Technologies, Inc.*	46,400	1,034,813
Power Integrations, Inc.*	20,400	502,452
Silicon Laboratories, Inc.*	23,800	1,122,170
Standard Microsystems Corp.*	9,500	226,480
TriQuint Semiconductor, Inc.*	42,800	234,972

		8,501,626

Telecommunications — 1.3%
ADTRAN, Inc.	13,200	323,532
Boston Communications Group, Inc.*	26,400	284,064
Carrier Access Corp.*	27,300	290,472
Foundry Networks, Inc.*	28,000	316,400
Insight Communications Co., Inc.*	31,400	286,054

		1,500,522

56

	Shares	Value (Note 2)

Utilities — 1.0%
Massey Energy Co.	26,400	$618,288
MGE Energy, Inc.	7,800	242,736
UGI Corp.	8,050	253,575

		1,114,599

Total Long-Term Investments
(Cost $83,385,608)		105,184,724

	Par
Short-Term Investments — 5.0%
Corporate Obligations
General Electric Capital Corp. 1.06%, 05/10/04(b)(c)	$3,800	3,797

Time Deposit
Deutsche Bank AG 1.04%, 05/03/04(b)	3	3

	Shares
Registered Investment Company — 5.0%
BlackRock Provident Institutional Funds TempFund Portfolio(j)	5,585,941	5,585,941

Total Short-Term Investments
(Cost $5,589,741)		5,589,741

Total Investments — 99.6%
(Cost $88,975,349; Note 5)		110,774,465
Other Assets in Excess of Liabilities — 0.4%		444,389

Net Assets — 100.0%		$111,218,854

The following abbreviations are used throughout the schedule of investments:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

The following annotations are used throughout the schedule of investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $3,336; cash collateral of $3,800 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

57

Strategic Partners Managed Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 97.3%
Common Stock
Advertising — 0.4%
ADVO, Inc.	6,900	$216,660

Aerospace — 0.1%
United Industrial Corp.	2,300	47,242

Airlines — 0.7%
AMR Corp.*	25,900	293,965
ExpressJet Holdings, Inc.*	6,500	82,680

		376,645

Automobile Manufacturers — 0.2%
Oshkosh Truck Corp.	2,300	117,760

Broadcasting
Cumulus Media, Inc. (Class “A” Stock)*(a)	18	378

Building Materials — 0.9%
Drew Industries, Inc.*	800	29,760
SCP Pool Corp.	10,200	410,142

		439,902

Business Services — 2.0%
Charles River Associates, Inc.*	800	25,816
CoStar Group, Inc.*	3,500	138,005
CSG Systems International, Inc.*	17,200	288,788
Dionex Corp.*	4,000	204,120
FreeMarkets, Inc.*	10,000	69,500
FTI Consulting, Inc.*	16,600	273,070
Pegasus Solutions, Inc.*	3,000	32,100
Pre-Paid Legal Services, Inc.*(a)	600	15,000

		1,046,399

Chemicals — 3.3%
Georgia Gulf Corp.	17,600	560,736
Hercules, Inc.*(a)	53,500	594,385
MacDermid, Inc.	16,200	524,556
Olin Corp.(a)	600	10,362

		1,690,039

Clothing & Apparel — 1.2%
J. Jill Group, Inc.*	6,600	139,788
Pacific Sunwear of California, Inc.*	22,050	473,414

		613,202

Computer Hardware — 1.6%
Hutchinson Technology, Inc.*(a)	9,300	228,687
Komag, Inc.*	21,000	266,910
Lexar Media, Inc.*(a)	9,800	91,140
Mercury Computer Systems, Inc.*	4,900	109,760
Silicon Storage Technology, Inc.*	4,600	60,950
Synaptics, Inc.*	4,200	69,510

		826,957

	Shares	Value (Note 2)

Computer Services & Software — 10.6%
Ansys, Inc.*	3,100	$114,855
Aspen Technology, Inc.*	14,200	92,300
At Road, Inc.*	8,400	70,728
Computer Network Technology Corp.*	41,300	270,515
Concord Communications, Inc.*	12,800	156,800
Concur Technologies, Inc.*	28,500	294,975
Concurrent Computer Corp.*	15,200	31,160
FileNET Corp.*(a)	500	13,730
IDX Systems Corp.*	7,200	228,240
Intergraph Corp.*	17,700	446,217
Kronos, Inc.*	13,200	481,535
Macrovision Corp.*	9,200	154,928
MatrixOne, Inc.*	8,000	48,080
Micromuse, Inc.*	6,800	45,628
Micros Systems, Inc.*	5,200	228,124
MicroStrategy, Inc. (Class “A” Stock)*	7,000	336,287
MRO Software, Inc.*	27,800	370,574
Netegrity, Inc.*	7,200	60,480
Omnicell, Inc.*	17,900	246,662
Packeteer, Inc.*	7,800	93,990
PC-TEL, Inc.*	7,600	84,208
Progress Software Corp.*	9,400	192,700
Retek, Inc.*	27,700	193,346
Seachange International, Inc.*	8,000	92,960
SS&C Technologies, Inc.	16,200	374,058
Sybase, Inc.*	26,900	459,990
TIBCO Software, Inc.*	18,600	139,500
Transaction Systems Architects, Inc. (Class “A” Stock)*	5,300	112,519
Websense, Inc.*	2,300	67,850

		5,502,939

Conglomerates — 1.2%
Brink’s Co. (The)	22,000	610,060

Construction — 0.2%
Palm Harbor Homes, Inc.*	5,700	128,250

Consumer Products & Services — 2.6%
Aaron Rents, Inc.	18,100	524,176
Engineered Support Systems, Inc.	9,450	459,554
NBTY, Inc.*	2,600	96,616
Nu Skin Enterprises, Inc. (Class “A” Stock)	11,600	274,572

		1,354,918

Containers & Packaging — 1.0%
Silgan Holdings, Inc.	11,800	496,426

58

	Shares	Value (Note 2)

Electronic Components & Equipment — 5.2%
Advanced Energy Industries, Inc.*	1,900	$25,156
Applied Films Corp.*	3,400	80,920
BEI Technologies, Inc.	17,000	358,360
Checkpoint Systems, Inc.*	15,800	253,906
Franklin Electric Co., Inc.	400	24,104
II-VI, Inc.	10,400	256,672
Littelfuse, Inc.*	7,500	288,000
Teledyne Technologies, Inc.*	11,700	222,066
Varian, Inc.*	16,600	681,264
Vicor Corp.*	33,100	460,090

		2,650,538

Entertainment & Leisure — 1.8%
Ameristar Casinos, Inc.	10,300	326,716
Isle of Capri Casinos, Inc.*	15,900	333,900
Winnebago Industries, Inc.	9,200	265,236

		925,852

Financial — Bank & Trust — 6.6%
Accredited Home Lenders Holding Co.*	14,800	429,052
Bank Of The Ozarks, Inc.	8,400	200,256
Cathay Bancorp, Inc.	3,000	195,300
City Holding Co.	4,200	128,520
CVB Financial Corp.	6,820	139,946
Dime Community Bancshares	6,600	112,860
East West Bancorp, Inc.	12,100	681,593
Flagstar Bancorp, Inc.	2,600	53,118
Independent Bank Corp.	5,461	136,689
National Penn Bancshares, Inc.	1,100	33,077
Oriental Financial Group, Inc.	6,987	199,269
Pacific Capital Bancorp	9,600	352,128
R&G Financial Corp. (Class “B” Stock)	1,400	43,330
Republic Bancorp, Inc.	5,186	67,470
Texas Regional Bancshares, Inc. (Class “A” Stock)	6,600	278,652
TrustCo Bank Corp.	7,200	90,792
UCBH Holdings, Inc.	6,700	248,034

		3,390,086

Financial Services — 1.0%
Westcorp, Inc.	9,400	414,540
WFS Financial, Inc.*	1,400	62,356
World Acceptance Corp.*	1,700	26,010

		502,906

Food — 0.1%
Wild Oats Markets, Inc.*	4,000	55,200

	Shares	Value (Note 2)

Healthcare Services — 5.5%
Allscripts Healthcare Solutions*	32,500	$305,825
AMERIGROUP Corp.*(a)	3,600	149,436
Labone, Inc.*	11,900	351,526
NDCHealth Corp.(a)	20,400	466,548
Odyssey Healthcare, Inc.*	2,100	35,301
Select Medical Corp.	36,800	697,360
United Surgical Partners International, Inc.*	15,500	561,410
VCA Antech, Inc.*	6,000	245,340

		2,812,746

Hotels & Motels — 0.9%
Choice Hotels International, Inc.	9,900	444,510

Industrial Products — 0.8%
General Cable Corp.*	55,300	425,810

Insurance — 0.8%
Philadelphia Consolidated Holdings Corp.*	4,300	248,282
Zenith National Insurance Corp.(a)	3,300	142,296

		390,578

Internet Services — 4.7%
Akamai Technologies, Inc.*(a)	4,300	50,826
Ask Jeeves, Inc.*(a)	4,300	152,521
Autobytel, Inc.*	16,900	158,184
BroadVision, Inc.*	16,600	57,934
CNET Networks, Inc.*	24,800	211,296
Digital Insight Corp.*	5,400	104,220
Digital River, Inc.*	2,200	56,650
drugstore.com, Inc.*	16,700	77,321
EarthLink, Inc.*	23,600	217,356
eCollege.com, Inc.*	11,000	198,880
eResearch Technology, Inc.*	2,500	78,700
eSPEED, Inc. (Class “A” Stock)*	4,000	70,400
F5 Networks, Inc.*(a)	6,600	167,640
InfoSpace, Inc.*	2,800	91,532
NetBank, Inc.	8,200	88,478
Openwave Systems, Inc.*	7,600	64,752
Priceline.com, Inc.*(a)	4,200	101,766
ProQuest Co.*	2,300	61,410
RSA Security, Inc.*	5,700	91,314
Sohu.com, Inc.*(a)	7,800	130,572
WebEx Communications, Inc.*	7,100	159,324

		2,391,076

Machinery & Equipment — 0.3%
CLARCOR, Inc.	3,500	154,070

59

Strategic Partners Managed Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Medical Supplies & Equipment — 9.4%
Advanced Medical Optics, Inc.*(a)	13,100	$413,174
ALARIS Medical Systems, Inc.*	20,900	405,878
Digene Corp.*	11,600	411,800
Gen-Probe, Inc.*	10,800	360,072
Inamed Corp.*	7,700	453,068
Integra LifeSciences Holdings Corp.*	14,500	464,000
Kyphon, Inc.*	2,200	55,220
Lifeline Systems, Inc.*	3,900	77,259
Martek Biosciences Corp.*(a)	9,000	571,410
Merit Medical Systems, Inc.*	23,567	370,238
Quidel Corp.*	31,300	212,840
Serologicals Corp.*	8,200	151,864
Sybron Dental Specialties, Inc.*	15,000	438,750
Ventana Medical Systems, Inc.*	4,400	217,756
Wright Medical Group, Inc.*	7,800	267,852

		4,871,181

Metals & Mining — 0.5%
Steel Dynamics, Inc.*	10,000	240,700

Office Equipment — 1.0%
United Stationers, Inc.*	13,400	509,200

Oil & Gas — 4.9%
Comstock Resources, Inc.*	24,300	494,505
Evergreen Resources, Inc.*(a)	10,400	417,352
KCS Energy, Inc.*	35,000	420,700
Patina Oil & Gas Corp.	25,900	720,020
Plains Exploration & Production Co.*	13,000	256,100
Prima Energy Corp.*	1,400	51,982
Veritas DGC, Inc.*	6,600	134,838

		2,495,497

Personal Services — 0.5%
Bright Horizons Family Solutions, Inc.*	5,600	248,472

Pharmaceuticals — 7.3%
Bradley Pharmaceuticals, Inc.*	13,700	359,214
Connetics Corp.*	21,600	420,120
Covance, Inc.*(a)	900	30,366
Enzon Pharmaceuticals, Inc.*	5,300	76,903
First Horizon Pharmaceutical Corp.*	17,100	265,221
Impax Laboratories, Inc.*(a)	8,300	172,723
K-V Pharmaceutical Co. (Class “A” Stock)*	1,500	36,030
Kos Pharmaceuticals, Inc.*	9,300	382,788
Kosan Biosciences, Inc.*	22,300	308,186

	Shares	Value (Note 2)

Ligand Pharmaceuticals, Inc. (Class “B” Stock)*	12,100	$259,061
MGI Pharma, Inc.*	6,600	408,012
Nabi Biopharmaceuticals*	1,000	16,350
Nektar Therapeutics*(a)	600	12,150
Perrigo Co.	4,900	105,693
POZEN, Inc.*	21,500	254,560
Priority Healthcare Corp. (Class “B” Stock)*	1,500	30,075
Regeneron Pharmaceuticals, Inc.*	25,300	317,009
SFBC International, Inc.*	2,700	98,712
Tanox, Inc.*	13,200	225,060

		3,778,233

Printing & Publishing — 0.4%
Information Holdings, Inc.*	3,800	94,430
Presstek, Inc.*	11,300	120,345

		214,775

Real Estate — 1.2%
Alexandria Real Estate Equities, Inc. [REIT]	2,800	159,096
Essex Property Trust, Inc. [REIT](a)	2,200	134,090
Novastar Financial, Inc. [REIT](a)	2,400	77,904
Sun Communities, Inc. [REIT]	2,700	94,365
Washington Real Estate Investment Trust [REIT]	6,400	174,080

		639,535

Restaurants — 1.2%
CEC Entertainment, Inc.*	5,550	189,644
P.F. Chang’s China Bistro, Inc.*(a)	8,700	425,082

		614,726

Retail & Merchandising — 7.1%
7-Eleven, Inc.*(a)	38,000	611,800
Coldwater Creek, Inc.*	1,700	35,003
Hibbett Sporting Goods, Inc.*	8,850	214,878
Hollywood Entertainment Corp.*	19,500	262,470
Hot Topic, Inc.*(a)	24,000	534,240
Movie Gallery, Inc.(a)	22,300	433,066
PETCO Animal Supplies, Inc.*	22,000	645,920
Select Comfort Corp.*	14,600	353,904
The Children’s Place Retail Stores, Inc.*	7,300	192,282
Yankee Candle Co., Inc.*	13,000	352,040

		3,635,603

Semiconductors — 4.1%
DSP Group, Inc.*	3,300	81,774
Helix Technology Corp.	8,600	151,360
Lattice Semiconductor Corp.*	13,000	92,560

60

	Shares	Value (Note 2)

Mattson Technology, Inc.*	14,700	$143,766
Micrel, Inc.*	29,200	356,824
Microsemi Corp.*	24,400	265,228
Mykrolis Corp.*	20,400	296,820
Photronics, Inc.*	12,800	190,592
Standard Microsystems Corp.*	14,800	352,832
Vitesse Semiconductor Corp.*	27,200	116,416
Zoran Corp.*	3,800	62,814

		2,110,986

Telecommunications — 5.7%
Arris Group, Inc.*	19,200	114,816
Aspect Communications Corp.*	15,400	182,182
C-COR.net Corp.*	9,900	89,892
Comtech Telecommunications Corp.*	4,500	72,810
Golden Telecom, Inc.	12,700	359,029
Intervoice, Inc.*	18,500	230,325
Intrado, Inc.*	7,900	135,801
Lightbridge, Inc.*	34,500	219,420
NII Holdings, Inc. (Class “B” Stock)*(a)	8,300	290,500
Plantronics, Inc.*	6,400	242,880
Powerwave Technologies, Inc.*(a)	38,000	257,260
RF Micro Devices, Inc.*(a)	35,200	259,072
Sonus Networks, Inc.*	13,600	51,680
ViaSat, Inc.*	100	2,198
Westell Technologies, Inc. (Class “A”	22,000	160,996
Western Wireless Corp. (Class “A” Stock)*(a)	11,500	239,430

		2,908,291

Transportation — 0.3%
Heartland Express, Inc.	6,300	154,665

Total Long-Term Investments
(Cost $45,818,749)		50,033,013

	Par (000)	Value (Note 2)

Short-Term Investments — 13.9%
Certificates of Deposit — 0.8%
Svenska Handelsbanken
1.39%, 10/27/04(b)	$411	$410,538

Corporate Obligations — 3.3%
Bank of America NA
1.05%, 05/03/04(b)(c)	129	128,616
Merrill Lynch & Co., Inc.
1.19%, 05/03/04(b)(c)	302	302,416
Natexis Banque NY
1.11%, 05/03/04(b)(c)	434	434,334
Swedbank NY
1.06%, 05/17/04(b)(c)	781	780,438
Westdeutsche Landesbank
1.07%, 05/28/04(b)(c)	29	29,384

		1,675,188

Time Deposit — 0.6%
Deutsche Bank AG
1.04%, 05/03/04(b)	310	309,579

U.S. Treasury Bills — 0.2%
U S Treasury Bills
0.95%, 07/29/04(k)(n)	120	119,715

	Shares
Non-Registered Investment Company — 9.0%
BlackRock Institutional Money Market Trust(b)(j)	4,632,269	4,632,269

Total Short-Term Investments
(Cost $7,147,298)		7,147,289

Total Investments — 111.2%
(Cost $52,966,047; Note 5)		57,180,302
Liabilities in Excess of Other Assets — (11.2%)		(5,763,757)

Net Assets — 100.0%		$51,416,545

61

Strategic Partners Managed Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

The following abbreviation is used throughout the Schedule of Investments:

REIT	—Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $6,545,230; cash collateral of $7,027,574 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $119,715 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2004:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30, 2004	Unrealized Depreciation
Long Position:
6	Russell 2000 Index	June 04	$1,732,080	$1,679,550	$(52,530)

(n)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

62

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 99.6%
Common Stock — 99.3%
Advertising — 0.1%
Interep National Radio Sales, Inc.*	12,900	$27,090
Penton Media, Inc.*	250,000	187,500
ValueVision Media, Inc.*	5,380	75,535

		290,125

Aerospace — 2.1%
AAR Corp.*	18,000	182,700
Alliant Techsystems, Inc.*	5,740	340,325
Curtiss-Wright Corp. (Class “B” Stock)	60,000	2,688,600
Fairchild Corp. (Class “A” Stock)*	85,000	397,800
Sequa Corp. (Class “A” Stock)*	17,000	830,110
Sequa Corp. (Class “B” Stock)*	3,500	185,500

		4,625,035

Airlines
Midwest Air Group, Inc.*	25,000	107,500

Automobile Manufacturers — 0.6%
Monaco Coach Corp.	10,000	260,700
Navistar International Corp.*(a)	22,000	993,300
Thor Industries, Inc.	4,000	111,440

		1,365,440

Automotive Parts — 3.6%
American Axle & Manufacturing Holdings, Inc.	1,540	59,244
BorgWarner, Inc.	26,000	2,130,440
Cooper Tire & Rubber Co.	34,000	727,260
Dana Corp.	60,000	1,209,600
Exide Technologies*(a)	40,000	160
Federal-Mogul Corp.*(a)	40,000	13,600
Midas, Inc.*	80,500	1,469,930
Myers Industries, Inc.	100,000	1,411,000
Raytech Corp.*	70,000	206,500
Schieb, (Earl), Inc.*	10,000	31,550
TBC Corp.*	17,310	483,641
Transpro, Inc.*(a)	28,000	146,440

		7,889,365

Beverages — 1.6%
Boston Beer Co., Inc. (Class “A” Stock)*	32,600	621,356
Farmer Brothers Co.	800	292,000
Genesee Corp.*	15,000	57,375
Mondavi, (Robert) Corp. (Class “A” Stock)*	22,000	792,000

	Shares	Value (Note 2)

PepsiAmericas, Inc.	88,180	$1,766,245

		3,528,976

Broadcasting — 7.9%
Beasley Broadcast Group, Inc.*	10,000	158,000
Crown Media Holdings, Inc.*	171,000	1,509,930
Fisher Communications, Inc.*	13,000	655,213
Granite Broadcasting Corp.*	86,000	136,740
Gray Television, Inc.	100,600	1,490,892
Gray Television, Inc. (Class “A” Stock)	8,000	111,120
Liberty Media Corp. (Class “A” Stock)*(a)	78,000	853,320
Media General, Inc. (Class “A” Stock)	52,000	3,737,759
Nexstar Broadcasting Group, Inc. (Class “A” Stock)*	10,000	123,200
Paxson Communications Corp.*	180,000	540,000
Saga Communications, Inc. (Class “A” Stock)*	32,500	617,500
Salem Communications Corp. (Class “A” Stock)*	44,000	1,311,640
SBS Broadcasting SA NY Reg.*	7,400	233,026
Scripps, (E.W.) Co. (Class “A” Stock)	18,500	1,952,675
Sinclair Broadcast Group, Inc.*	137,200	1,695,792
Spanish Broadcasting Systems, Inc. (Class “A” Stock)*	30,000	291,600
UnitedGlobalCom, Inc. (Class “A” Stock)*	32,046	239,704
Young Broadcasting, Inc. (Class “A” Stock)*	105,800	1,868,428

		17,526,539

Building Materials — 1.8%
Apogee Enterprises, Inc.	10,380	115,633
Florida Rock Industries, Inc.(a)	3,000	119,370
Gibraltar Steel Corp.	19,000	467,400
Hughes Supply, Inc.	1,000	55,890
Modine Manufacturing Co.	50,000	1,375,000
Skyline Corp.	5,000	213,700
Texas Industries, Inc.	2,780	93,714
Thomas Industries, Inc.	45,000	1,518,750

		3,959,457

Business Services — 1.1%
Acxiom Corp.(a)	2,950	68,263
BearingPoint, Inc.*(a)	10,000	100,200
Edgewater Technology, Inc.*	300,000	1,854,000
GP Strategies Corp.*(a)	18,000	118,800
Harland, (John H.) Co.	980	30,194

63

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Insurance Auto Auctions, Inc.*	7,260	$114,200
Key3Media Group, Inc.*	30,000	0
Kroll, Inc.*(a)	3,000	88,920
StarTek, Inc.	3,000	97,350

		2,471,927

Cable Television — 2.6%
Adelphia Communications Corp. (Class “A” Stock)*(a)	30,000	24,525
Cablevision Systems New York Group (Class“A” Stock)*	245,000	5,348,350
Mediacom Communications Corp.*	60,000	437,400

		5,810,275

Chemicals — 6.5%
Airgas, Inc.	13,000	287,950
Albemarle Corp.	10,000	292,500
Arch Chemicals, Inc.	48,000	1,402,080
Cytec Industries, Inc.	14,030	551,660
Ethyl Corp.*	30,000	558,600
Ferro Corp.	40,000	1,035,600
Fuller, (H.B.) Co.	34,410	942,834
Great Lakes Chemical Corp.(a)	50,000	1,256,000
Hercules, Inc.*(a)	115,000	1,277,650
MacDermid, Inc.	98,000	3,173,240
Omnova Solutions, Inc.*	95,800	455,050
Schulman, (A.), Inc.	38,000	760,000
Sensient Technologies Corp.(a)	105,000	2,148,300
TETRA Technologies, Inc.*	6,000	143,460

		14,284,924

Clothing & Apparel — 0.7%
Burlington Coat Factory Warehouse Corp.	8,000	151,680
Hartmarx Corp.*	125,000	728,750
Wolverine World Wide, Inc.	25,000	672,000

		1,552,430

Computer Services & Software — 0.4%
Baldwin Technology Co., Inc. (Class “A” Stock)*	100,000	329,999
Intergraph Corp.*	5,884	148,336
Keane, Inc.*(a)	1,000	14,200
PLATO Learning, Inc.*	4,180	38,289
Xanser Corp.*	120,000	300,000

		830,824

Conglomerates — 0.6%
Brink’s Co. (The)	4,900	135,877
Cendant Corp.(a)	45,000	1,065,600
Griffon Corp.*	3,780	82,971

	Shares	Value (Note 2)

Park Ohio Holdings Corp.*	7,400	$82,998

		1,367,446

Construction — 0.4%
Cavco Industries, Inc.*	6,000	239,280
Champion Enterprises, Inc.*	10,000	108,900
Fleetwood Enterprises, Inc.*	30,000	435,000
KB Home	1,000	68,930

		852,110

Consumer Products & Services — 5.3%
Aaron Rents, Inc.	25,000	724,000
Aaron Rents, Inc. (Class “A” Stock)	22,500	573,750
Alberto-Culver Co. (Class “B” Stock)	2,340	110,354
Aviall, Inc.*	15,000	248,250
Bowlin Travel Centers, Inc.*	6,000	10,980
Church and Dwight Co., Inc.	24,680	1,109,366
CNS, Inc.	7,390	78,334
Concorde Career Colleges, Inc.*	2,740	56,170
Culp, Inc.*	8,000	68,880
Elizabeth Arden, Inc.*	45,000	985,500
Energizer Holdings, Inc.*	24,000	1,039,200
Fedders Corp.	165,000	892,650
Fortune Brands, Inc.	6,000	457,500
GC Companies, Inc.*	150,000	70,500
Jarden Corp.*	3,045	113,274
Marine Products Corp.	18,000	318,240
Oil-Dri Corp. of America	51,500	862,625
Rayovac Corp.*	18,000	479,700
Revlon, Inc. (Class “A” Stock)*	93,807	314,254
Rollins, Inc.	29,000	688,750
Roto-Rooter, Inc.	40,200	1,945,681
Scotts Co. (The) (Class “A” Stock)*(a)	4,000	263,800
Weider Nutrition International, Inc.*	65,500	294,750

		11,706,508

Containers & Packaging — 0.9%
Crown Holdings, Inc.*	30,000	253,200
Greif, Inc. (Class “A” Stock)	26,000	854,620
Pactiv Corp.*	40,000	918,000

		2,025,820

Diversified — 0.1%
Standex International Corp.	8,000	215,200

Electronic Components & Equipment — 6.9%
Agere Systems, Inc. (Class “A” Stock)*	40,000	90,400

64

	Shares	Value (Note 2)

Agere Systems, Inc. (Class “B” Stock)*	60,000	$130,200
AMETEK, Inc.	74,000	1,961,000
Baldor Electric Co.	67,500	1,524,150
Belden, Inc.	35,000	612,150
C & D Technologies, Inc.	6,000	93,000
CTS Corp.	100,000	1,305,000
Electro Rental Corp.	37,700	383,409
ESCO Technologies, Inc.*	1,500	72,450
FLIR Systems, Inc.*(a)	3,000	140,730
Franklin Electric Co., Inc.	28,000	1,687,280
GrafTech International Ltd.*(a)	35,000	310,450
Katy Industries, Inc.*	28,000	175,840
Lamson & Sessions Co.*	99,000	642,510
Landauer, Inc.	16,000	624,960
Lecroy Corp.*	4,000	77,080
Littelfuse, Inc.*	10,800	414,720
Magnetek, Inc.*	45,000	310,500
Methode Electronics, Inc. (Class “A” Stock)	18,000	204,120
Monolithic System Technology, Inc.*	20,000	150,400
Park Electrochemical Corp.	14,000	329,980
Parker-Hannifin Corp.	4,100	226,689
Pentair, Inc.	7,090	422,493
Rockwell Automation, Inc.	4,000	130,760
SL Industries, Inc.*	14,000	135,100
Thomas & Betts Corp.	125,000	3,005,000
Trans-Lux Corp.	20,000	153,000

		15,313,371

Entertainment & Leisure — 3.2%
Brunswick Corp.	3,670	150,874
Churchill Downs, Inc.	2,500	91,275
Dover Downs Gaming & Entertainment, Inc.	75,000	851,250
Dover Motorsports, Inc.	112,000	448,000
Gaylord Entertainment Co. (Class “A” Stock)*	50,060	1,568,880
International Speedway Corp. (Class “A” Stock)	4,000	168,520
Magna Entertainment Corp.*(a)	200,000	1,034,000
Pinnacle Entertainment, Inc.*	10,000	114,200
Six Flags, Inc.*	190,000	1,411,700
Topps Co., Inc. (The)	38,290	341,930
Vail Resorts, Inc.*	3,800	59,090
Vivendi Universal SA [ADR] (France)*	10,000	247,200
World Wrestling Entertainment, Inc.	35,000	481,600

		6,968,519

	Shares	Value (Note 2)

Environmental Services — 1.9%
Allied Waste Industries, Inc.*(a)	150,000	$1,888,500
Catalytica Energy Systems, Inc.*	40,000	132,400
CUNO, Inc.*	8,000	352,480
Newpark Resources, Inc.*	65,000	372,450
Republic Services, Inc.	35,000	1,008,700
Waste Connections, Inc.*(a)	12,000	483,240

		4,237,770

Equipment Services — 0.4%
Gerber Scientific, Inc.*	38,000	228,000
Industrial Distribution Group, Inc.*	70,000	560,700

		788,700

Farming & Agriculture
Delta & Pine Land Co.	1,310	31,781

Financial — Bank & Trust — 1.5%
Community First Bankshares, Inc.	18,000	579,240
Crazy Woman Creek Bancorp, Inc.	5,600	95,200
First Republic Bank	30,000	1,143,000
Hibernia Corp. (Class “A” Stock)	12,000	261,480
Riggs National Corp.	22,000	397,980
Silicon Valley Bancshares*(a)	19,000	652,840
TCF Financial Corp.(a)	2,890	143,200

		3,272,940

Financial Services — 1.1%
BKF Capital Group, Inc.	48,000	1,317,600
CIT Group, Inc.	11,800	405,566
Interactive Data Corp.*	35,000	585,200
Webster Financial Corp.	2,000	87,000

		2,395,366

Food — 5.3%
Archer-Daniels-Midland Co.(a)	40,000	702,400
Corn Products International, Inc.	70,000	2,975,000
Del Monte Foods Co.*	174,770	1,932,956
Flowers Foods, Inc.	110,000	2,693,900
Hain Celestial Group, Inc.*	15,000	297,000
Ingles Markets, Inc. (Class “A” Stock)	67,600	757,120
Performance Food Group Co.*	6,800	238,884
Smucker, (J.M.) Co. (The)	9,000	470,700
Suprema Specialties, Inc.* (cost $12,750; purchased 11/08/01)(g)	1,000	0
Tl Administration Corp.*	111,500	2,342
Tootsie Roll Industries, Inc.	11,404	397,315
Weis Markets, Inc.	35,000	1,228,500

		11,696,117

65

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Furniture
HON Industries, Inc.	2,650	$98,077

Healthcare Services — 0.1%
Laboratory Corp. of America Holdings*	2,700	107,298
NeighborCare, Inc.*(a)	2,060	47,668
VitalWorks Inc.*	800	3,032

		157,998

Hotels & Motels — 1.7%
Aztar Corp.*(a)	75,000	1,942,500
Boca Resorts, Inc. (Class “A” Stock)*	40,000	700,000
Kerzner International Ltd.*(a)	20,000	855,000
La Quinta Corp.*	40,000	287,600
Wyndham International, Inc. (Class “A” Stock)*	80,000	81,600

		3,866,700

Industrial Products — 5.2%
Acuity Brands, Inc.	36,500	893,155
Barnes Group, Inc.	10,000	272,500
Carlisle Companies, Inc.	1,540	91,245
Core Molding Technologies, Inc.*	10,000	33,200
Crane Co.(a)	90,000	2,772,900
Donaldson Co., Inc.	34,000	932,620
Kaman Corp. (Class “A” Stock)	110,000	1,367,300
Precision Castparts Corp.	62,000	2,790,620
Robbins & Myers, Inc.	22,000	480,920
Roper Industries, Inc.	15,000	728,250
Watts Water Technologies, Inc. (Class “A” Stock)	43,000	1,053,070

		11,415,780

Insurance — 1.6%
Alleghany Corp.*	8,000	2,099,680
Argonaut Group, Inc.*	28,000	518,000
CNA Financial Corp.*	4,500	49,005
Everest Reinsurance Group Ltd.	4,000	340,720
Midland Co.	6,000	159,012
Phoenix Companies, Inc. (The)	3,000	38,010
PMI Group, Inc. (The)(a)	3,000	129,090
ProAssurance Corp.*	4,000	135,680
UnumProvident Corp.(a)	10,500	163,275

		3,632,472

Internet Services — 0.1%
J Net Enterprises, Inc.*	127,000	184,150
Stellent, Inc.*	9,560	71,222

		255,372

	Shares	Value (Note 2)

Lumber & Wood Products — 0.2%
Deltic Timber Corp.	10,500	$357,105

Machinery & Equipment — 4.8%
AGCO Corp.*	10,000	192,500
Albany International Corp. (Class “A” Stock)	3,280	100,040
Carbo Ceramics, Inc.(a)	12,000	776,160
CLARCOR, Inc.	43,000	1,892,860
Flowserve Corp.*	50,000	1,068,500
Gardner Denver, Inc.*	18,000	471,960
Gencorp, Inc.	130,000	1,379,300
Graco, Inc.	49,500	1,395,900
IDEX Corp.	25,000	1,181,250
Lone Star Technologies, Inc.*	7,000	143,500
Smith, (A.O.) Corp.	35,000	1,046,500
Tennant Co.	22,000	873,400
Toro Co. (The)	1,450	84,318

		10,606,188

Medical Supplies & Equipment — 4.7%
Apogent Technologies, Inc.*(a)	24,600	797,532
ArthroCare Corp.*	2,000	47,020
Bio-Rad Laboratories, Inc.*	800	46,880
Biosite, Inc.*(a)	2,000	79,240
Cholestech Corp.*	800	7,832
CONMED Corp.*	800	19,744
Cytyc Corp.*	950	20,330
DJ Orthopedics, Inc.*	800	18,424
Encore Medical Corp.*	800	6,280
Exactech, Inc.*	800	16,568
ICU Medical, Inc.*	4,800	160,176
Inamed Corp.*	24,000	1,412,160
Interpore International, Inc.*	2,000	28,780
Inverness Medical Innovations, Inc.*	15,000	282,750
Invitrogen Corp.*(a)	10,010	723,022
Kensey Nash Corp.*	3,300	106,920
Lifecore Biomedical, Inc.*	5,460	36,910
Ocular Sciences, Inc.*	4,000	112,400
Orthofix International NV*	5,000	225,000
Osteotech, Inc.*	800	5,312
Owens & Minor, Inc.	50,000	1,215,000
Regeneration Technologies, Inc.*	10,000	95,000
Schein, (Henry), Inc.*	5,500	387,585
Schick Technologies, Inc.*	2,000	21,600
Sola International, Inc.*	25,000	513,000
SurModics, Inc.*(a)	3,420	76,540
Sybron Dental Specialties, Inc.*	125,000	3,656,250
Techne Corp.*(a)	1,200	46,752
Thoratec Corp.*	2,000	27,220

66

	Shares	Value (Note 2)

Viasys Healthcare, Inc.*	3,000	$58,200
Wilson Greatbatch Technologies, Inc.*	1,960	67,620

		10,318,047

Metals & Mining — 0.8%
Barrick Gold Corp.(a)	43,000	826,890
Layne Christensen Co.*	7,000	97,790
Material Sciences Corp.*	70,610	684,917
WHX Corp.*(a)	25,000	47,500
Worthington Industries, Inc.	10,000	180,500

		1,837,597

Office Equipment — 0.6%
Danka Business Systems PLC [ADR] (United Kingdom)*	7,760	31,583
McGrath Rentcorp	27,800	866,359
Nashua Corp.*	60,000	537,600

		1,435,542

Oil & Gas — 4.5%
Callon Petroleum Co.*	63,000	740,250
Devon Energy Corp.	17,000	1,040,400
El Paso Corp.(a)	5,000	35,050
EOG Resources, Inc.	8,800	433,400
Equitable Resources, Inc.	12,500	587,375
Forest Oil Corp.*(a)	39,000	1,023,750
Gyrodyne Co. of America, Inc.*	4,000	110,000
Key Energy Services, Inc.*	6,190	65,985
Lufkin Industries, Inc.	10,000	317,000
ONEOK, Inc.	94,500	1,979,775
Pioneer Natural Resources Co.	2,000	65,420
Rowan Companies, Inc.*	20,000	446,000
W-H Energy Services, Inc.*	14,000	257,320
XTO Energy, Inc.(a)	104,000	2,776,800

		9,878,525

Paper & Forest Products — 0.5%
Boise Cascade Corp.	8,000	269,840
Schweitzer-Mauduit International, Inc.	18,000	557,820
Wausau-Mosinee Paper Corp.	20,000	280,600

		1,108,260

Personal Services — 0.2%
Matthews International Corp. (Class “A” Stock)	17,790	542,595

Pharmaceuticals — 0.1%
Bone Care International, Inc.*	5,000	123,300
CollaGenex Pharmaceuticals, Inc.*	1,500	15,300

	Shares	Value (Note 2)

Priority Healthcare Corp. (Class “B” Stock)*	6,200	$124,310

		262,910

Printing & Publishing — 2.8%
Bowne & Co., Inc.	6,210	105,135
Hollinger International, Inc.	4,530	90,374
Journal Communications, Inc. (Class “A” Stock)	7,940	140,220
Journal Register Co.*	65,000	1,288,950
Lee Enterprises, Inc.	5,000	238,900
McClatchy Co.	11,000	781,000
Nelson, (Thomas), Inc.	19,000	497,040
PRIMEDIA, Inc.*	209,800	612,616
Pulitzer, Inc.	46,800	2,368,080

		6,122,315

Real Estate — 0.4%
Griffin Land & Nurseries, Inc.*	13,000	353,340
Harbor Global Co.	17,500	183,750
Innkeepers USA Trust [REIT]	25,000	191,250
Sun Communities, Inc. [REIT]	5,000	174,750

		903,090

Restaurants — 1.1%
Denny’s Corp.*	5,000	13,000
Steak ‘n Shake Co. (The)*	75,000	1,413,750
Triarc Companies, Inc. (Class “A” Stock)	26,720	293,920
Triarc Companies, Inc. (Class “B” Stock)	53,560	559,702
Wendy’s International, Inc.	3,300	128,700

		2,409,072

Retail & Merchandising — 1.2%
Big 5 Sporting Goods Corp.*	3,000	74,460
Blockbuster, Inc. (Class “A” Stock)(a)	2,000	33,100
Bon-Ton Stores, Inc.	6,000	77,220
Cole National Corp.*	4,680	119,574
Fred’s, Inc.	3,000	55,710
Goody’s Family Clothing, Inc.	8,000	99,920
Movado Group, Inc.	2,000	60,000
Neiman Marcus Group, Inc. (Class “A” Stock)	25,500	1,240,319
Neiman Marcus Group, Inc. (Class “B” Stock)	16,000	724,000
Office Depot, Inc.*	4,550	79,671
Sports Authority, Inc. (The)*	2,602	99,761

		2,663,735

67

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Semiconductors — 0.4%
Axcelis Technologies, Inc.*	70,000	$735,700
Zoran Corp.*	5,000	82,650

		818,350

Telecommunications — 4.3%
Acme Communications, Inc.*	135,300	909,216
Airgate PCS, Inc.*	5,000	95,100
Andrew Corp.*(a)	8,000	135,600
AO VimpelCom [ADR] (Russia)*	21,000	1,884,960
Centennial Communications, Inc.*	38,000	227,620
Cincinnati Bell, Inc.*	200,000	790,000
Corning, Inc.*	70,000	772,100
D & E Communications, Inc.	80,000	1,091,200
Dobson Communications Corp.*	82,000	293,560
Lucent Technologies, Inc.*	75,000	252,750
Nextel Communications, Inc. (Class “A” Stock)*	20,000	477,200
Plantronics, Inc.*	6,000	227,700
Rural Cellular Corp.*(a)	45,000	387,000
Stratos International, Inc.*	10,000	49,800
Sycamore Networks, Inc.*	30,000	111,000
Triton PCS Holdings, Inc.*	18,000	90,180
Western Wireless Corp. (Class “A” Stock)*(a)	78,000	1,623,960

		9,418,946

Transportation — 0.6%
GATX Corp.	46,000	1,081,000
Grupo TMM S.A. De C.V [ADR] (Mexico)*	15,000	42,000
Hub Group, Inc. (Class “A” Stock)*	2,000	69,000
Ryder System, Inc.	6,000	220,740

		1,412,740

Utilities — 6.8%
AES Corp.*	23,000	199,410
Allete, Inc.	4,430	153,057
Alliant Energy Corp.	9,200	228,712
Aquila, Inc.*	90,000	382,500
CH Energy Group, Inc.	44,000	2,037,200
Connecticut Water Service, Inc.	23,000	626,750
DPL, Inc.	28,000	493,360
Duquesne Light Holdings, Inc.(a)	170,000	3,190,899
El Paso Electric Co.*	155,000	2,193,250
Florida Public Utilities Co.	8,000	162,000
Ionics, Inc.*	2,550	58,829
Maine & Maritimes Corp.	5,000	160,500
MGE Energy, Inc.	28,000	871,360

	Shares	Value (Note 2)

Northeast Utilities	140,000	$2,569,000
Southern Union Co.*	26,250	516,075
Southwest Gas Corp.	10,000	228,000
TXU Corp.(a)	4,500	153,630
Westar Energy, Inc.	35,000	714,350

		14,938,882

Total Common Stock
(Cost $159,275,361)		219,574,763

Preferred Stock — 0.3%
Broadcasting
News Corp. Ltd. .72% [ADR] (Australia)
(Cost $580,350)	18,000	607,500

Total Long-Term Investments
(Cost $159,855,711)		220,182,263

	Par (000)
Short-Term Investments — 12.8%
Certificates of Deposit — 0.1%
Canadian Imperial Bank of Commerce
1.055%, 05/28/04(b)(c)	$75	74,583
Credit Lyonnais Bank
1.075%, 09/30/04(b)	213	212,586

		287,169

Commercial Paper — 0.4%
Fairway Finance Corp.
1.035%, 05/13/04(b)	797	796,050
Monumental Global Funding
1.10%, 05/28/04(b)(c)	12	12,455

		808,505

Corporate Obligations — 5.3%
Bank of America NA
1.05%, 05/03/04(b)(c)	873	873,154
Canadian Imperial Bank of Commerce
1.07%, 05/28/04(b)(c)	95	94,953
General Electric Capital Corp.
1.06%, 05/10/04(b)(c)	3	2,558
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	1,768	1,767,766
Natexis Banque NY
1.11%, 05/03/04(b)(c)	3,973	3,972,471
1.162%, 05/03/04(b)(c)	1,399	1,399,021
Societe Generale NY
1.137%, 05/03/04(b)(c)	553	552,718

68

	Par (000)	Value (Note 2)

Swedbank NY
1.06%, 05/17/04(b)(c)	$938	$938,316
Westdeutsche Landesbank
1.06%, 05/10/04(b)(c)	1,547	1,547,008
1.065%, 05/24/04(b)(c)	523	522,672
1.07%, 05/28/04(b)(c)	155	154,462

		11,825,099

Time Deposit — 0.6%
Deutsche Bank AG
1.04%, 05/03/04(b)	1,396	1,395,839

	Shares
Non-Registered Investment Company — 6.4%
BlackRock Institutional Money Market Trust(b)(j)	13,905,397	13,905,397

Total Short-Term Investments
(Cost $28,222,009)		28,222,009

Total Investments — 112.4%
(Cost $188,077,720; Note 5)		248,404,272
Liabilities in Excess of Other Assets — (12.4%)		(27,346,033)

Net Assets — 100.0%		$221,058,239

The following abbreviations are used throughout the Schedule of Investments:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $26,748,467; cash collateral of $28,222,009 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $12,750. The aggregate value, $0 represents 0.0% of net assets.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

69

Strategic Partners Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 99.6%
Common Stock
Advertising — 2.3%
Getty Images, Inc.*(a)	19,000	$1,037,400
Lamar Advertising Co.*(a)	74,150	3,044,599

		4,081,999

Aerospace — 1.7%
Alliant Techsystems, Inc.*	51,084	3,028,770

Broadcasting — 6.9%
Citadel Broadcasting Co.*(a)	136,500	2,368,275
Entercom Communications Corp.*	35,685	1,627,236
Entravision Communications Corp. (Class “A” Stock)*	214,525	1,958,613
Scripps, (E.W.) Co. (Class “A” Stock)(a)	38,750	4,090,063
Univision Communications, Inc. (Class “A” Stock)*(a)	67,975	2,300,954

		12,345,141

Building Materials — 1.1%
American Standard Companies, Inc.*	17,990	1,892,368

Business Services — 3.6%
ARAMARK Corp. (Class “B” Stock)	137,050	3,919,631
Iron Mountain, Inc.*(a)	56,725	2,581,555

		6,501,186

Cable Television — 3.0%
Cablevision Systems New York Group (Class “A” Stock)*(a)	83,700	1,827,171
EchoStar Communications Corp. (Class “A” Stock)*(a)	71,250	2,364,788
Lodgenet Entertainment Corp.*	61,950	1,251,390

		5,443,349

Clothing & Apparel — 3.8%
Coach, Inc.*	91,000	3,876,600
Reebok International Ltd.	79,850	2,904,943

		6,781,543

Computer Hardware — 0.5%
SanDisk Corp.*(a)	36,400	841,204

Computer Services & Software — 7.9%
Avocent Corp.*	98,300	3,154,447
Cognos, Inc. (Canada)*	25,000	788,250
Electronic Arts, Inc.*(a)	51,800	2,622,116
Intuit, Inc.*	22,425	952,390
Manhattan Associates, Inc.*(a)	72,700	1,953,449

	Shares	Value (Note 2)

Symantec Corp.*(a)	75,000	$3,378,750
Take-Two Interactive Software, Inc.*	43,735	1,263,504

		14,112,906

Conglomerates — 0.2%
Brink’s Co. (The)	14,825	411,097

Consumer Products & Services — 1.1%
Energizer Holdings, Inc.*	4,000	173,200
UST, Inc.	48,440	1,802,452

		1,975,652

Electronic Components & Equipment — 8.5%
Amphenol Corp.*	82,900	2,620,469
FLIR Systems, Inc.*(a)	77,473	3,634,257
Gentex Corp.	69,350	2,727,536
Harman International Industries, Inc.	33,000	2,503,050
Molex, Inc.	64,000	1,905,920
Zebra Technologies Corp. (Class “A” Stock)*(a)	25,400	1,861,566

		15,252,798

Entertainment & Leisure — 1.8%
Harrah’s Entertainment, Inc.	30,975	1,647,251
International Game Technology, Inc.	43,400	1,637,916

		3,285,167

Equipment Services — 1.7%
Millipore Corp.*	59,470	3,118,012

Financial — Bank & Trust — 1.7%
M&T Bank Corp.	17,100	1,453,500
National Commerce Financial Corp.	60,125	1,598,724

		3,052,224

Financial Services — 4.8%
Ambac Financial Group, Inc.	21,625	1,492,125
Investors Financial Services Corp.(a)	66,000	2,565,420
Legg Mason, Inc.(a)	30,200	2,780,212
Moody’s Corp.	28,400	1,832,084

		8,669,841

Furniture — 1.8%
Ethan Allen Interiors, Inc.(a)	76,075	3,162,438

Healthcare Services — 2.0%
Caremark Rx, Inc.*	95,000	3,215,750
Hooper Holmes, Inc.	75,775	417,520

		3,633,270

70

	Shares	Value (Note 2)

Hotels & Motels — 0.9%
Marriott International, Inc. (Class “A” Stock)(a)	32,350	$1,525,626

Industrial Products — 3.4%
Fastenal Co.(a)	54,500	2,990,415
Grainger (W.W.), Inc.(a)	59,140	3,098,936

		6,089,351

Insurance — 1.3%
RenaissanceRe Holdings Ltd.	6,450	339,851
Willis Group Holdings Ltd. (United Kingdom)	53,775	1,952,570

		2,292,421

Internet Services — 2.7%
Checkfree Corp.*(a)	126,525	3,800,811
CNET Networks, Inc.*	99,000	843,480
ProQuest Co.*	9,350	249,645

		4,893,936

Machinery & Equipment — 1.4%
Danaher Corp.(a)	26,300	2,433,276

Medical Supplies & Equipment — 3.9%
Apogent Technologies, Inc.*(a)	76,800	2,489,856
Charles River Laboratories International, Inc.*(a)	62,325	2,866,950
St. Jude Medical, Inc.*	22,500	1,715,850

		7,072,656

Office Equipment — 1.4%
Pitney Bowes, Inc.	58,750	2,570,313

Oil & Gas — 4.3%
Murphy Oil Corp.	27,000	1,849,500
Nabors Industries Ltd.*(a)	34,550	1,532,638
Pogo Producing Co.	20,375	1,004,895
Smith International, Inc.*(a)	60,625	3,319,219

		7,706,252

Personal Services — 1.0%
ITT Educational Services, Inc.*	44,700	1,802,751

Pharmaceuticals — 4.0%
Allergan, Inc.(a)	27,500	2,421,375
Biogen Idec, Inc.*(a)	25,820	1,523,380
Covance, Inc.*(a)	60,325	2,035,366
MedImmune, Inc.*	47,075	1,141,098

		7,121,219

Restaurants — 0.6%
P.F. Chang’s China Bistro, Inc.*(a)	21,900	1,070,034

	Shares	Value (Note 2)

Retail & Merchandising — 11.0%
99 Cents Only Stores*(a)	40,850	$807,196
CarMax, Inc.*	56,000	1,451,520
Chico’s FAS, Inc.*(a)	60,175	2,450,928
Dollar Tree Stores, Inc.*(a)	81,750	2,203,163
PETCO Animal Supplies, Inc.*	78,350	2,300,356
PETsMART, Inc.(a)	48,000	1,329,600
Ross Stores, Inc.(a)	95,000	2,897,499
Tiffany & Co.	50,000	1,950,000
Tuesday Morning Corp.*	46,500	1,371,285
Williams-Sonoma, Inc.*(a)	83,550	2,713,703

		19,475,250

Semiconductors — 5.0%
KLA-Tencor Corp.*(a)	62,375	2,599,166
Microchip Technology, Inc.	85,500	2,395,710
Tessera Technologies, Inc.*	114,157	2,022,862
Xilinx, Inc.(a)	59,100	1,987,533

		9,005,271

Telecommunications — 3.3%
ADTRAN, Inc.(a)	110,030	2,696,835
Crown Castle International Corp.*(a)	104,650	1,459,868
Nextel Partners, Inc. (Class “A” Stock)*	131,500	1,755,525

		5,912,228

Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	43,275	1,776,005

Total Long-Term Investments
(Cost $154,588,299)		178,335,554

	Par (000)
Short-Term Investments — 36.7%
Certificates of Deposit — 0.3%
Canadian Imperial Bank of Commerce
1.05%, 05/28/04(b)(c)	$468	468,461
Credit Lyonnais Bank
1.075%, 09/30/04(b)	44	44,243

		512,704

Commercial Paper — 0.3%
Concord Minutemen Capital Co.
1.04%, 05/20/04(b)	150	150,257
Crown Point Capital Co.
1.04%, 05/10/04(b)	31	31,440
Monumental Global Funding
1.10%, 05/28/04(b)(c)	171	171,348

71

Strategic Partners Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Par (000)	Value (Note 2)

Tannehill Capital Co., LLC
1.04%, 05/18/04(b)	$248	$248,015

		601,060

Corporate Obligations — 26.7%
American Express Credit
1.07%, 05/13/04(b)(c)	2,810	2,810,008
Canadian Imperial Bank of Commerce
1.07%, 05/28/04(b)(c)	1,026	1,026,377
General Electric Capital Corp.
1.06%, 05/10/04(b)(c)	1,515	1,514,937
Merrill Lynch & Co., Inc.
1.19%, 05/03/04(b)(c)	15,815	15,814,501
Natexis Banque NY
1.11%, 05/03/04(b)(c)	4,484	4,483,805
1.16%, 05/03/04(b)(c)	2,941	2,941,172
Societe Generale NY
1.14%, 05/03/04(b)(c)	3,967	3,967,218
Swedbank NY
1.06%, 05/17/04(b)(c)	5,391	5,391,070
Westdeutsche Landesbank
1.06%, 05/10/04(b)(c)	3,803	3,802,989
1.065%, 05/24/04(b)(c)	170	169,833
1.07%, 05/28/04(b)(c)	5,818	5,817,608

		47,739,518

Time Deposit — 1.0%
Deutsche Bank AG
1.04%, 05/03/04(b)	1,869	1,869,278

	Shares	Value (Note 2)
Non-Registered Investment Company — 8.4%
BlackRock Institutional Money Market Trust(b)(j)	15,075,391	$15,075,391

Total Short-Term Investments
(Cost $65,797,951)		65,797,951

Total Investments — 136.3%
(Cost $220,386,250; Note 5)		244,133,505
Liabilities in Excess of Other Assets — (36.3%)		(65,012,756)

Net Assets — 100.0%		$179,120,749

The following annotations are used throughout the schedule of investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $63,212,139; cash collateral of $65,797,950 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

72

Strategic Partners Relative Value Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 98.6%
Common Stock
Aerospace — 0.4%
Boeing Co.	3,000	$128,070
General Dynamics Corp.	800	74,896
Honeywell International, Inc.	19,000	657,020
Northrop Grumman Corp.	4,600	456,550

		1,316,536

Automotive Parts — 7.1%
AutoNation, Inc.*	101,500	1,727,530
AutoZone, Inc.*(a)	79,500	6,961,815
BorgWarner, Inc.	74,900	6,137,306
Dana Corp.	33,000	665,280
Genuine Parts Co.	18,000	644,400
Lear Corp.(a)	114,000	6,910,680

		23,047,011

Beverages — 2.5%
Constellation Brands, Inc. (Class “A” Stock)*	243,000	8,050,590

Business Services — 2.2%
Manpower, Inc.	150,600	7,063,140

Chemicals — 0.2%
Sensient Technologies Corp.(a)	30,000	613,800

Clothing & Apparel — 5.5%
Liz Claiborne, Inc.	147,900	5,191,290
Reebok International Ltd.	157,000	5,711,660
VF Corp.	145,400	6,711,664

		17,614,614

Computer Hardware — 2.1%
Hewlett-Packard Co.	9,351	184,215
Maxtor Corp.*	30,000	195,300
Western Digital Corp.*	802,000	6,480,160

		6,859,675

Computer Services & Software — 1.6%
Computer Associates International, Inc.(a)	198,500	5,321,785

Conglomerates — 2.0%
Altria Group, Inc.	8,000	443,040
Cendant Corp.(a)	27,000	639,360
ITT Industries, Inc.	2,000	158,580
Johnson Controls, Inc.	94,300	5,173,298

		6,414,278

Consumer Products & Services — 4.4%
Black & Decker Corp.	88,500	5,119,725
Energizer Holdings, Inc.*	16,000	692,800

	Shares	Value (Note 2)

International Flavors & Fragrances, Inc.	1,000	$36,250
Mattel, Inc.	20,000	339,200
Procter & Gamble Co.	6,000	634,500
Whirlpool Corp.	113,800	7,455,038

		14,277,513

Electronic Components & Equipment — 0.4%
AMETEK, Inc.	6,000	159,000
Cooper Industries Ltd. (Class “A” Stock)	10,000	549,100
Eastman Kodak Co.(a)	20,000	515,800

		1,223,900

Environmental Services — 0.2%
Republic Services, Inc.	20,000	576,400

Financial — Bank & Trust — 10.7%
Bank of New York Co., Inc. (The)	16,000	466,240
Charter One Financial, Inc.	191,700	6,397,029
First Horizon National Corp.	164,100	7,213,836
GreenPoint Financial Corp.	155,400	6,060,600
North Fork Bancorp, Inc.(a)	119,100	4,420,992
SouthTrust Corp.	120,900	3,757,572
TCF Financial Corp.	124,400	6,164,020

		34,480,289

Financial Services — 10.0%
Ambac Financial Group, Inc.	95,350	6,579,150
American Express Co.	12,500	611,875
Bear Stearns Companies, Inc.	83,300	6,675,662
CIT Group, Inc.	177,800	6,110,986
Countrywide Financial Corp.	2,799	165,981
Fannie Mae	2,500	171,800
Freddie Mac	1,500	87,600
IndyMac Bancorp, Inc.(a)	212,000	6,817,920
J.P. Morgan Chase & Co.	7,000	263,200
KeyCorp	5,000	148,500
Mellon Financial Corp.	2,000	59,280
Merrill Lynch & Co., Inc.	5,600	303,688
Price, (T. Rowe) Group, Inc.(a)	13,000	666,640
Waddell & Reed Financial, Inc. (Class “A” Stock)	160,900	3,576,807
Washington Mutual, Inc.(a)	2,000	78,780

		32,317,869

Food — 3.9%
Campbell Soup Co.(a)	20,000	552,600
Del Monte Foods Co.*	410,600	4,541,236
Fresh Del Monte Produce, Inc.(a)	221,600	5,174,360
General Mills, Inc.	13,000	633,750
Heinz, (H.J.) Co.	16,000	611,040

73

Strategic Partners Relative Value Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Kellogg Co.	12,000	$514,800
McCormick & Co., Inc.	16,000	546,560
Ralcorp Holdings, Inc.*	1,000	34,810

		12,609,156

Furniture — 1.3%
Mohawk Industries, Inc.*	54,900	4,234,986

Healthcare Services — 10.1%
Anthem, Inc.*(a)	74,900	6,634,642
DaVita, Inc.*	69,100	3,531,010
Laboratory Corp. of America Holdings*	45,300	1,800,222
Medco Health Solutions, Inc.*	5,000	177,000
Omnicare, Inc.	47,300	1,962,004
Oxford Health Plans, Inc.	80,600	4,387,864
Quest Diagnostics, Inc.	7,000	590,450
Tenet Healthcare Corp.*	3,000	35,280
Triad Hospitals, Inc.*	246,300	8,376,663
Universal Health Services, Inc. (Class “B” Stock)	118,500	5,202,150

		32,697,285

Industrial Products — 2.9%
Crane Co.(a)	20,000	616,200
Precision Castparts Corp.	13,000	585,130
SPX Corp.(a)	177,500	7,872,125
Watts Water Technologies, Inc. (Class “A” Stock)	10,000	244,900

		9,318,355

Insurance — 11.5%
Allstate Corp. (The)	7,000	321,300
Arch Capital Group Ltd.*	73,300	2,945,194
Loews Corp.	25,100	1,456,051
PartnerRe Ltd.	96,200	5,512,260
PMI Group, Inc. (The)(a)	142,600	6,136,078
Radian Group, Inc.	161,800	7,525,317
RenaissanceRe Holdings Ltd.(a)	136,700	7,202,723
The Hartford Financial Services Group, Inc.	2,000	122,160
UnumProvident Corp.(a)	7,700	119,735
WellChoice, Inc.*	125,900	5,338,160

		36,678,978

Medical Supplies & Equipment — 0.3%
Baxter International, Inc.	2,600	82,290
DENTSPLY International, Inc.	1,500	72,690
Owens & Minor, Inc.	1,000	24,300
Schein, (Henry), Inc.*	1,500	105,705
Sybron Dental Specialties, Inc.*	21,000	614,250

		899,235

	Shares	Value (Note 2)

Oil & Gas — 8.1%
Devon Energy Corp.	3,340	$204,408
Equitable Resources, Inc.	52,000	2,443,480
Exxon Mobil Corp.	6,000	255,300
National Fuel Gas Co.	10,000	244,900
ONEOK, Inc.	6,000	125,700
Pioneer Natural Resources Co.	219,000	7,163,490
Questar Corp.	4,000	141,880
Sunoco, Inc.	112,100	7,051,090
XTO Energy, Inc.(a)	313,750	8,377,125

		26,007,373

Paper & Forest Products
Schweitzer-Mauduit International, Inc.	5,000	154,950

Pharmaceuticals — 0.4%
Bristol-Meyers Squibb Co.	22,000	552,200
Merck & Co., Inc.	3,000	141,000
Pfizer, Inc.	17,500	625,800
Wyeth	2,000	76,140

		1,395,140

Printing & Publishing — 0.2%
Knight-Ridder, Inc.	8,000	619,520

Railroads — 1.1%
Canadian National Railway Co. (Canada)	97,850	3,695,795

Restaurants — 1.6%
Darden Restaurants, Inc.	228,600	5,180,076

Retail & Merchandising — 3.8%
Foot Locker, Inc.	238,900	5,733,600
Neiman Marcus Group, Inc. (Class “A” Stock)	10,000	486,400
Pier 1 Imports, Inc.	296,100	6,117,426

		12,337,426

Telecommunications — 0.7%
ALLTEL Corp.	7,000	352,380
CenturyTel, Inc.(a)	19,000	548,720
Sprint Corp.	37,000	661,930
Verizon Communications, Inc.	17,000	641,580
Western Wireless Corp. (Class “A” Stock)*(a)	5,000	104,100

		2,308,710

Transportation — 1.7%
CNF, Inc.	119,800	4,379,888
GATX Corp.	18,000	423,000
Teekay Shipping Corp.	10,900	662,720

		5,465,608

74

	Shares	Value (Note 2)

Utilities — 1.7%
Allegheny Energy, Inc.*(a)	55,000	$757,900
CH Energy Group, Inc.	2,900	134,270
Cinergy Corp.	8,100	307,314
CMS Energy Corp.*(a)	10,000	83,100
Constellation Energy Group, Inc.	16,000	615,680
Duquesne Light Holdings, Inc.	30,000	563,100
FirstEnergy Corp.	5,000	195,500
Great Plains Energy, Inc.	10,000	312,100
NSTAR	12,000	580,800
PPL Corp.(a)	27,500	1,178,375
Wisconsin Energy Corp.	10,000	314,000
Xcel Energy, Inc.	20,000	334,600

		5,376,739

Total Long-Term Investments
(Cost $270,989,195)		318,156,732

	Par (000)
Short-Term Investments — 13.6%
Certificates of Deposit — 0.5%
Canadian Imperial Bank of Commerce
1.055%, 05/28/04(b)(c)	$474	474,410
Svenska Handelsbanken
1.39%, 10/27/04(b)	1,093	1,092,433

		1,566,843

Commercial Paper — 1.2%
Monumental Global Funding
1.10%, 05/28/04(b)(c)	3,818	3,823,567

Corporate Obligations — 5.6%
Canadian Imperial Bank of Commerce
1.07%, 05/28/04(b)(c)	633	633,017
General Electric Capital Corp.
1.06%, 05/10/04(b)(c)	706	706,434
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	3,977	3,976,575
Morgan Stanley
1.13%, 05/03/04(b)(c)	128	128,027
Natexis Banque NY
1.11%, 05/03/04(b)(c)	1,106	1,106,135
1.162%, 05/03/04(b)(c)	979	978,788

	Par (000)	Value (Note 2)

Societe Generale NY
1.137%, 05/03/04(b)(c)	$6,136	$6,134,763
Swedbank NY
1.06%, 05/17/04(b)(c)	955	955,029
Westdeutsche Landesbank
1.06%, 05/10/04(b)(c)	3,494	3,493,585
1.07%, 05/28/04(b)(c)	86	86,353

		18,198,706

Time Deposit — 0.6%
Deutsche Bank AG
1.04%, 05/03/04(b)	1,896	1,896,434

	Shares
Non-Registered Investment Company — 3.8%
BlackRock Institutional Money Market Trust(b)(j)	12,326,856	12,326,856

Registered Investment Company — 1.9%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	6,218,575	6,218,575

Total Short-Term Investments
(Cost $44,030,981)		44,030,981

Total Investments — 112.2%
(Cost $315,020,176; Note 5)		362,187,713
Liabilities in Excess of Other Assets — (12.2%)		(39,414,149)

Net Assets — 100.0%		$322,773,564

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $35,685,311; cash collateral of $37,812,406 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

75

Strategic Partners Technology Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 95.5%
Common Stock
Broadcasting — 0.2%
Sirius Satellite Radio, Inc.*	15,900	$52,470

Business Services — 3.7%
Accenture Ltd.*(a)	2,500	59,425
Automatic Data Processing, Inc.	4,400	192,764
Fair Isaac Corp	3,600	121,392
First Data Corp.	2,900	131,631
Paychex, Inc.	8,900	331,792

		837,004

Cable Television — 1.5%
Comcast Corp. (Class “A” Stock)*	5,900	177,590
Cox Communications, Inc. (Class “A” Stock)*(a)	4,900	160,181

		337,771

Computer Hardware — 6.9%
Apple Computer, Inc.*(a)	13,400	344,782
Dell, Inc.*(a)	8,100	281,151
Hewlett-Packard Co.	8,600	169,420
International Business Machines Corp.	2,700	238,059
Lexmark International, Inc. (Class “A” Stock)*	4,500	407,070
SanDisk Corp.*	4,700	108,617

		1,549,099

Computer Services & Software — 22.9%
Affiliated Computer Services, Inc. (Class “A” Stock)*(a)	1,000	48,500
BEA Systems, Inc.*(a)	23,100	263,571
CDW Corp.	2,700	168,723
Check Point Software Technologies Ltd.*(a)	12,100	283,503
Cognizant Technology Solutions Corp.*	3,500	151,410
Cognos, Inc. (Canada)*	2,900	91,437
Computer Associates International, Inc.(a)	10,700	286,867
DST Systems, Inc.*(a)	5,300	233,995
Electronic Arts, Inc.*	4,700	237,914
EMC Corp.*	37,700	420,732
FileNet Corp.*(a)	4,700	129,062
Hyperion Solutions Corp.*	5,400	207,252
Mercury Interactive Corp.*(a)	6,100	259,555
Microsoft Corp.(a)	20,100	521,996
Nomura Research Institute, Ltd. (Japan)	700	72,376
Novell, Inc.*	26,600	256,424

	Shares	Value (Note 2)

NVIDIA Corp.*	3,200	$65,728
Opsware, Inc.*	17,700	129,564
Oracle Corp.*(a)	30,400	341,088
Red Hat, Inc.*(a)	7,300	165,783
SAP AG (Germany)	300	45,493
SAP AG [ADR] (Germany)	10,000	372,800
Siebel Systems, Inc.*	7,200	74,016
Skillsoft PLC [ADR] (Ireland)*	14,500	181,250
Veritas Software Corp.*	4,500	120,015

		5,129,054

Computers — Networking — 4.7%
Cisco Systems, Inc.*	33,300	694,971
Juniper Networks, Inc.*(a)	11,575	253,261
Network Appliance, Inc.*	5,900	109,858

		1,058,090

Electronic Components & Equipment — 11.1%
Amphenol Corp. (Class “A” Stock)*	7,300	230,753
Arrow Electronics, Inc.*	3,700	93,536
AU Optronics Corp.(a)	6,100	131,028
Cypress Semiconductor Corp.*	6,800	94,996
Flextronics International Ltd.*(a)	21,500	346,151
International Rectifier Corp.*	2,200	87,208
Jabil Circuit, Inc.*	8,800	232,232
KEMET Corp.*	4,900	60,662
Linear Technology Corp.	6,600	235,158
Samsung Electronics Co. Ltd. [GDR] (South Korea)144A(a)	900	213,619
Sanmina-SCI Corp.*	21,600	216,432
Teradyne, Inc.*	5,400	110,052
Trimble Navigation, Ltd. **	2,800	70,140
United Microelectronics Corp.*	13,387	69,612
Vishay Intertechnology, Inc.*(a)	6,700	116,580
Zebra Technologies Corp. (Class “A” Stock)*(a)	2,700	197,883

		2,506,042

Entertainment & Leisure — 1.5%
Time Warner, Inc.*	19,400	326,308

Healthcare Services — 0.2%
Quest Diagnostic, Inc.	500	42,175

Internet Services — 9.5%
eBay, Inc.*(a)	6,300	502,866
Symantec Corp.*(a)	12,000	540,600
United Online, Inc.*	6,800	112,880
VeriSign, Inc.*	21,700	350,021
Yahoo!, Inc.*(a)	12,700	640,842

		2,147,209

76

	Shares	Value (Note 2)

Medical Supplies & Equipment — 1.2%
Boston Scientific Corp.*	6,600	$271,854

Office Equipment — 0.1%
Xerox Corp.*	2,500	33,575

Pharmaceuticals — 3.8%
Biogen Idec, Inc.*(a)	6,800	401,200
Genentech, Inc.*	1,100	135,080
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	5,000	307,800

		844,080

Semiconductors — 15.8%
Advanced Micro Devices, Inc.*(a)	7,500	106,650
Altera Corp.*(a)	11,400	228,114
Analog Devices, Inc.	5,200	221,520
Applied Materials, Inc.*	8,300	151,309
Applied Micro Circuits Corp.*	14,600	64,386
ASML Holding NV*	7,000	108,850
Broadcom Corp. (Class “A” Stock)*	9,100	343,616
Chartered Semiconductor Manufacturing Ltd.*(a)	6,600	57,024
Intel Corp.	9,600	247,008
Lam Research Corp.*	5,300	117,342
Maxim Integrated Products, Inc.	7,900	363,321
Microchip Technology, Inc.	6,700	187,734
Micron Technology, Inc.*	11,200	152,544
National Semiconductor Corp.*	5,400	220,266
Silicon Laboratories, Inc.*	3,300	155,595
Taiwan Semiconductor Manufacturing Co. Ltd. [ADR] (Taiwan)*(a)	22,877	218,018
Texas Instruments, Inc.(a)	11,600	291,160
Xilinx, Inc.(a)	9,800	329,574

		3,564,031

Telecommunications — 12.4%
Advanced Fibre Communications, Inc.*(a)	4,000	66,800
Alcatel SA [ADR] (France)*	11,300	165,658
Amdocs Ltd.*(a)	11,400	302,670
America Movil S.A. (Class “L” Stock) (Mexico)	1,600	54,080
Arris Group, Inc.*	10,900	65,182
Avaya Inc.*	13,300	181,944
Comverse Technology, Inc.*(a)	17,700	289,572
Corning, Inc.*(a)	11,900	131,257
Motorola, Inc.	20,000	365,000
Nextel Communications, Inc. (Class “A” Stock)*	8,300	198,038
Nextel Partners, Inc.*(a)	9,900	132,165

	Shares	Value (Note 2)

Nippon Telegraph & Telephone Corp. [ADR] (Japan)	2,125	$55,186
QUALCOMM, Inc.(a)	3,800	237,348
Telefonaktiebolaget LM Ericsson [ADR] (United Kingdom)*	13,800	368,046
Vodafone Group PLC [ADR] (United Kingdom)(a)	7,500	184,050

		2,796,996

Total Long-Term Investments
(Cost $18,158,636)		21,495,758

	Par (000)
Short-Term Investments — 42.3%
Certificate of Deposit — 0.1%
Canadian Imperial Bank of Commerce
1.055%, 05/28/04(b)(c)	$28	28,184

Commercial Paper — 5.5%
Concord Minutemen Capital Co.
1.04%, 05/20/04(b)	195	195,326
Crown Point Capital Co.
1.04%, 05/10/04(b)	5	4,813
Fairway Finance Corp.
1.035%, 05/13/04(b)	135	135,329
Tannehill Capital Co. Llc
1.04%, 05/18/04(b)	908	907,305

		1,242,773

Corporate Obligations — 20.3%
Canadian Imperial Bank of Commerce
1.07%, 05/28/04(b)(c)	259	258,746
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	2,122	2,121,563
Morgan Stanley
1.13%, 05/03/04(b)(c)	513	512,704
Natexis Banque NY
1.11%, 05/03/04(b)(c)	525	525,046
1.162%, 05/03/04(b)(c)	250	249,638
Swedbank NY
1.06%, 05/17/04(b)(c)	215	215,049
Westdeutsche Landesbank
1.065%, 05/24/04(b)(c)	308	308,168
1.07%, 05/28/04(b)(c)	343	342,533

		4,533,447

Time Deposit — 1.5%
Deutsche Bank AG
1.04%, 05/03/04(b)	348	347,518

77

Strategic Partners Technology Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Non-Registered Investment Company — 9.9%
BlackRock Institutional Money Market Trust(b)(j)	2,237,900	$2,237,900

Registered Investment Company — 5.0%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,124,398	1,124,398

Total Short-Term Investments
(Cost $9,514,220)		9,514,220

Total Investments — 137.8%
(Cost $27,672,856; Note 5)		31,009,978
Liabilities in Excess of Other Assets — (37.8%)		(8,512,852)

Net Assets — 100.0%		$22,497,126

The following abbreviations are used in Schedule of Investments:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(a)	Portion of securities on loan with an aggregate market value of $7,852,649; cash collateral of $8,389,822 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

78

Strategic Partners Health Sciences Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 92.7%
Common Stock
Biotechnology Healthcare — 3.9%
Amgen, Inc.*(a)	7,800	$438,906
Genentech, Inc.*(a)	2,100	257,880
Genzyme Corp.*	4,300	187,308

		884,094

Conglomerates — 1.3%
Tyco International Ltd.(a)	10,900	299,205

Consumer Products & Services — 3.8%
Procter & Gamble Co.	8,184	865,458

Healthcare Facilities — 2.3%
Community Health Systems, Inc.*	10,300	265,637
Health Management Associates, Inc. (Class “A” Stock)(a)	10,700	247,491

		513,128

Healthcare Services — 3.2%
Medco Health Solutions, Inc.*	20,383	721,558

Healthcare Supplies — 8.3%
Alcon, Inc.	5,300	393,525
Johnson & Johnson Co.	12,860	694,826
Pharmaceutical Resources, Inc.*	3,200	128,960
Wyeth	17,500	666,225

		1,883,536

Machinery & Equipment — 1.5%
Thermo Electron Corp.*	11,800	344,560

Managed Healthcare — 12.0%
Aetna, Inc.	7,800	645,450
Anthem, Inc.*(a)	7,700	682,066
Coventry Health Care, Inc.*(a)	8,450	353,548
UnitedHealth Group, Inc.	10,442	641,974
Wellpoint Health Networks, Inc.*(a)	3,400	379,746

		2,702,784

Medical Equipment & Devices — 5.0%
Baxter International, Inc.	8,600	272,190
Nobel Biocare Holding AG (Switzerland)	1,600	216,875
St. Jude Medical, Inc.*	8,500	648,210

		1,137,275

Medical Supplies & Equipment — 21.7%
Abbott Laboratories(a)	15,610	687,152
Biogen Idec, Inc.*(a)	11,100	654,900
Boston Scientific Corp.*	17,100	704,349
Guidant Corp.	11,200	705,712
Invitrogen Corp.*(a)	4,300	310,589
Kinetic Concepts, Inc.*	6,700	324,280

	Shares	Value (Note 2)

Medtronic, Inc.	13,900	$701,394
Zimmer Holdings, Inc.*(a)	9,994	798,021

		4,886,397

Pharmaceuticals — 17.2%
Allergan, Inc.	6,300	554,715
Bristol-Meyers Squibb Co.	8,700	218,370
Caremark Rx, Inc.*(a)	26,784	906,639
Elan Corp. PLC [ADR] (Ireland)*	16,900	365,040
Hospira, Inc.*	6,000	170,760
King Pharmaceuticals, Inc.*	3,400	58,650
Roche Holding AG (Germany)	2,309	242,190
Shire Pharmaceuticals Group PLC [ADR] (United Kingdom)*	22,600	627,150
Takeda Chemical Industries Ltd. (Japan)	11,200	451,633
Valeant Pharmaceuticals International	12,800	295,680

		3,890,827

Pharmaceuticals — Manufacturing — 5.6%
Barr Laboratories, Inc.*(a)	6,975	288,905
Forest Laboratories, Inc.*	6,900	444,912
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	8,560	526,953

		1,260,770

Pharmaceuticals — Research & Manufacturing — 6.9%
Lilly (Eli) & Co.(a)	3,200	236,192
Merck & Co., Inc.	9,800	460,600
Pfizer, Inc.	24,404	872,687

		1,569,479

Total Long-Term Investments
(Cost $17,377,565)		20,959,071

	Par (000)
Short-Term Investments — 24.3%
Commercial Paper — 2.6%
Atomium Funding Corp.
1.05%, 05/19/04(b)	$406	405,503
Concord Minutemen Capital Co.
1.04%, 05/20/04(b)	182	181,786

		587,289

Corporate Obligations — 9.3%
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	1,049	1,049,179
Natexis Banque NY
1.162%, 05/03/04(b)(c)	562	562,240

79

Strategic Partners Health Sciences Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Par (000)	Value (Note 2)
Societe Generale NY
1.137%, 05/03/04(b)(c)	$313	$312,919
Swedbank NY
1.06%, 05/17/04(b)(c)	73	73,119
Westdeutsche Landesbank
1.06%, 05/10/04(b)(c)	19	18,665
1.07%, 05/28/04(b)(c)	71	71,385

		2,087,507

Time Deposit — 0.7%
Deutsche Bank AG
1.04%, 05/03/04(b)	164	163,851

	Shares
Non-Registered Investment Company — 6.7%
BlackRock Institutional Money Market Trust(b)(j)	1,504,088	1,504,088

Registered Investment Company — 5.0%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,136,488	1,136,488

Total Short-Term Investments
(Cost $5,479,223)		5,479,223

Total Investments — 117.0%
(Cost $22,856,788; Note 5)		26,438,294
Liabilities in Excess of Other Assets — (17.0%)		(3,848,749)

Net Assets — 100.0%		$22,589,545

The following abbreviation is used throughout the Schedule of Investments:

ADR	—American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $4,171,158; cash collateral of $4,342,735 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

80

Strategic Partners Managed OTC Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 92.4%
Common Stock
Advertising — 0.3%
Lamar Advertising Co.*	2,714	$111,437

Airlines — 0.2%
Ryanair Holdings PLC*	2,006	66,840

Automobile Manufacturers — 0.9%
PACCAR, Inc.	6,372	359,763

Biotechnology — 7.8%
Amgen, Inc.*(a)	19,352	1,088,937
Biogen Idec, Inc.*(a)	12,272	724,048
Chiron Corp.*(a)	8,496	394,214
Genzyme Corp.*	9,086	395,786
Invitrogen Corp.*(a)	1,534	110,801
MedImmune, Inc.*	8,614	208,803
Millennium Pharmaceuticals, Inc.*	10,738	160,963

		3,083,552

Chemicals — 0.3%
Sigma Aldrich Corp.	2,124	120,303

Commercial Services — 3.1%
Apollo Group, Inc. (Class “A” Stock)*(a)	5,782	525,468
Career Education Corp.*	3,304	211,456
First Health Group Corp.*	3,186	53,206
Paychex, Inc.	11,564	431,106

		1,221,236

Computers — 6.0%
Apple Computer, Inc.*(a)	16,638	428,096
Dell, Inc.*(a)	30,444	1,056,712
Network Appliance, Inc.*	11,800	219,716
Research in Motion Ltd.*	2,950	255,942
SanDisk Corp.*(a)	4,720	109,079
Sun Microsystems, Inc.*	46,256	180,398
Synopsys, Inc.*(a)	4,602	123,011

		2,372,954

Distribution/Wholesale — 0.8%
CDW Corp.	2,832	176,972
Fastenal Co.(a)	2,360	129,493

		306,465

Electronic Components & Equipment — 0.5%
American Power Conversion Corp.	6,490	121,103
Molex, Inc.	3,186	94,879

		215,982

Electronics — 1.7%
Flextronics International Ltd.*(a)	18,526	298,268

	Shares	Value (Note 2)

Garmin Ltd.(a)	3,186	$102,462
Gentex Corp.	2,596	102,101
Sanmina Corp.*	17,936	179,719

		682,550

Food — 0.4%
Whole Foods Market, Inc.(a)	1,888	151,021

Healthcare Services — 0.3%
Lincare Holdings, Inc.*(a)	3,068	106,552

Healthcare-Products — 2.0%
Biomet, Inc.(a)	11,092	438,134
DENTSPLY International, Inc.	2,478	120,084
Henry Schein, Inc.*	1,298	91,470
Patterson Dental Co.*	2,124	156,539

		806,227

Internet — 9.3%
Amazon.com, Inc.*	8,732	379,493
Check Point Software Technologies Ltd.*(a)	7,906	185,238
eBay, Inc.*(a)	15,812	1,262,114
InterActiveCorp*(a)	23,836	759,653
Symantec Corp.*(a)	10,502	473,115
VeriSign, Inc.*	7,434	119,910
Yahoo!, Inc.*(a)	10,384	523,977

		3,703,500

Media — 3.0%
Comcast Corp (Class “A” Stock)*	30,680	923,468
EchoStar Communications Corp. (Class “A” Stock)*(a)	8,260	274,149

		1,197,617

Oil & Gas — 0.2%
Patterson UTI Energy, Inc.	2,714	98,220

Packaging & Containers — 0.3%
Smurfit-Stone Container Corp.*(a)	8,024	137,933

Pharmaceuticals — 2.8%
Cephalon, Inc.*(a)	1,652	94,015
Express Scripts, Inc.*(a)	2,242	173,396
Gilead Sciences, Inc.*	6,726	409,143
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	7,198	443,109

		1,119,663

Retail — 5.3%
Bed Bath & Beyond, Inc.*	12,980	481,818
Costco Wholesale Corp.(a)	7,788	291,661
Dollar Tree Stores, Inc.*	3,540	95,403

81

Strategic Partners Managed OTC Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Petsmart, Inc.(a)	4,602	$127,475
Ross Stores, Inc.(a)	4,838	147,559
Staples, Inc.	10,856	279,651
Starbucks Corp.*(a)	17,818	692,407

		2,115,974

Semiconductors — 15.1%
Altera Corp.*	17,228	344,732
Applied Materials, Inc.*	28,202	514,122
ATI Technologies, Inc.*	7,788	113,315
Broadcom Corp. (Class “A” Stock)*	7,198	271,796
Intel Corp.	73,396	1,888,480
Intersil Holding Corp. (Class “A” Stock)(a)	4,602	90,890
KLA-Tencor Corp.*(a)	7,670	319,609
Lam Research Corp.*	4,484	99,276
Linear Technology Corp.(a)	13,452	479,295
Marvell Technology Group Ltd.*	3,894	150,815
Maxim Integrated Products, Inc.	14,868	683,779
Microchip Technology, Inc.	5,546	155,399
Novellus Systems, Inc.*(a)	5,074	146,943
NVIDIA Corp.*	5,782	118,762
QLogic Corp.*	3,068	82,805
Xilinx, Inc.	14,750	496,043

		5,956,061

Software — 17.2%
Adobe Systems, Inc.(a)	7,552	312,200
BEA Systems, Inc.*(a)	12,154	138,677
Citrix Systems, Inc.*	6,254	119,139
Compuware Corp.*	7,670	58,676
Electronic Arts, Inc.*(a)	9,794	495,772
Fiserv, Inc.*	7,906	289,043
Intuit, Inc.*	8,024	340,779
Mercury Interactive Corp.*(a)	3,186	135,564
Microsoft Corp.	120,124	3,119,621
Oracle Corp.*	70,446	790,404
PeopleSoft, Inc.*(a)	16,638	280,849
Pixar, Inc.*(a)	1,770	120,891
Siebel Systems, Inc.*	18,880	194,086
Veritas Software Corp.*	14,160	377,647

		6,773,348

Telecommunications — 13.6%
Cisco Systems, Inc.*	79,414	1,657,370
Comverse Technology, Inc.*(a)	6,490	106,176
JDS Uniphase Corp.*(a)	52,746	160,348
Juniper Networks, Inc.*(a)	8,378	183,311
Level 3 Communications, Inc.*(a)	21,594	61,111

	Shares	Value (Note 2)

Nextel Communications, Inc. (Class “A” Stock)*	44,368	$1,058,620
PanAmSat Corp.*	6,490	149,789
QUALCOMM, Inc.	31,388	1,960,495
Tellabs, Inc.*	7,670	66,959

		5,404,179

Textiles — 0.7%
Cintas Corp.(a)	6,608	297,096

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	2,714	111,383
Expeditors International of Washington, Inc.(a)	3,304	132,787

		244,170

Total Long-Term Investments
(Cost $33,222,174)		36,652,643

	Par (000)
Short-Term Investments — 35.5%
Certificates of Deposit — 1.2%
Canadian Imperial Bank of Commerce
1.06%, 05/28/04(b)(c)	$89	89,013
Credit Lyonnais Bank
1.09%, 09/30/04(b)	108	108,321
Svenska Handelsbanken
1.42%, 10/27/04(b)	280	280,176

		477,510

Commercial Paper — 10.1%
Atomium Funding Corp.
1.08%, 05/19/04(b)	995	994,259
Concord Minutemen Capital Co.
1.08%, 05/20/04(b)	737	736,479
Crown Point Capital Co.
1.09%, 05/10/04(b)	9	9,057
Monumental Global Funding
1.17%, 05/28/04(b)(c)	742	743,179
Tannehill Capital Co. Llc
1.11%, 05/18/04(b)	1,512	1,510,739

		3,993,713

Corporate Obligations — 11.3%
American Express Credit
1.16%, 05/13/04(b)(c)	118	118,241
Canadian Imperial Bank of Commerce
1.17%, 05/28/04(b)(c)	244	243,939
General Electric Capital Corp.
1.17%, 05/10/04(b)(c)	384	384,738

82

	Par (000)	Value (Note 2)

Merrill Lynch & Co., Inc.
1.32%, 05/03/04(b)(c)	$1,618	$1,618,330
Morgan Stanley
1.29%, 05/03/04(b)(c)	284	283,962
Natexis Banque NY
1.29%, 05/03/04(b)(c)	432	431,528
1.34%, 05/03/04(b)(c)	63	62,724
Societe Generale NY
1.33%, 05/03/04(b)(c)	151	151,454
Swedbank NY
1.25%, 05/17/04(b)(c)	262	262,271
Westdeutsche Landesbank
1.26%, 05/10/04(b)(c)	629	629,131
1.28%, 05/24/04(b)(c)	11	10,875
1.29%, 05/28/04(b)(c)	302	302,180

		4,499,373

Time Deposit — 1.2%
Deutsche Bank AG
1.28%, 05/03/04(b)	457	456,597

	Shares
Non-Registered Investment Company — 6.6%
Blackrock Institutional Money Market Trust(b)(j)	2,607,897	2,607,897

Registered Investment Companies — 5.1%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,010,715	1,010,715
BlackRock Provident Institutional Funds TempFund Portfolio(j)	1,010,714	1,010,714

		2,021,429

Total Short-Term Investments
(Cost $14,056,519)		14,056,519

Total Investments — 127.9%
(Cost $47,278,693; Note 5)		50,709,162
Liabilities in Excess of Other Assets(m) — (27.9%)		(11,064,980)

Net Assets — 100.0%		$39,644,182

The following abbreviation is used throughout the Schedule of Investments:

ADR	—American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $11,378,760; cash collateral of $12,035,090 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.
(m)	Cash of $1,434,000 has been segregated with the custodian to cover requirements for the following open futures contracts at April 30, 2004:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30, 2004	Unrealized Depreciation
Long Positions:
89	NASDAQ 100 Index	June 04	$12,648,384	$12,486,700	$(161,684)
33	E-mini NASDAQ 100 Index	June 04	959,254	925,980	(33,274)

					$(194,958)

See Notes to Financial Statements.

83

Strategic Partners Capital Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 97.9%
Common Stock
Aerospace — 1.3%
Honeywell International, Inc.	303,163	$10,483,377

Beverages — 2.5%
PepsiCo, Inc.	357,988	19,506,766

Clothing & Apparel — 2.0%
NIKE, Inc. (Class “B” Stock)	219,157	15,768,346

Computer Hardware — 1.5%
Dell, Inc.*	333,842	11,587,656

Computer Services & Software — 2.6%
Automatic Data Processing, Inc.	189,256	8,291,305
Electronic Arts, Inc.*(a)	234,245	11,857,482

		20,148,787

Conglomerates — 1.0%
Tyco International Ltd.(a)	285,238	7,829,783

Construction — 3.1%
Lennar Corp. (Class “A” Stock)(a)	264,030	12,369,806
Lennar Corp. (Class “B” Stock)	42,778	1,877,954
MDC Holdings, Inc.	161,657	9,988,786

		24,236,546

Consumer Products & Services — 3.2%
Procter & Gamble Co.	236,025	24,959,644

Electronic Components & Equipment — 5.2%
General Electric Co.	1,073,431	32,149,258
Sharp Corp. (Japan)	474,000	8,547,506

		40,696,764

Entertainment & Leisure — 3.7%
Mandalay Resort Group(a)	235,792	13,546,250
Royal Caribbean Cruises Ltd.(a)	200,624	8,131,291
Wynn Resorts Ltd.*(a)	175,000	6,987,750

		28,665,291

Farming & Agriculture — 0.4%
Monsanto Co.	101,047	3,495,216

Financial Services — 17.0%
Citigroup, Inc.	831,772	39,999,914
Countrywide Financial Corp.	155,889	9,244,218
Goldman Sachs Group, Inc.(a)	160,321	15,511,057
J.P. Morgan Chase & Co.	196,705	7,396,108
Merrill Lynch & Co., Inc.	486,786	26,398,405
SLM Corp.	929,301	35,601,521

		134,151,223

	Shares	Value (Note 2)

Healthcare Services — 7.1%
Quest Diagnostics, Inc.(a)	136,786	$11,537,899
UnitedHealth Group, Inc.	720,288	44,283,306

		55,821,205

Hotels & Motels — 1.9%
Four Seasons Hotels, Inc. (Canada)(a)	281,463	15,058,271

Internet Services — 1.0%
eBay, Inc.*	95,718	7,640,211

Machinery & Equipment — 3.8%
Caterpillar, Inc.	379,471	29,496,281

Medical Supplies & Equipment — 10.6%
Boston Scientific Corp.*	774,312	31,893,911
Medtronic, Inc.	332,942	16,800,253
St. Jude Medical, Inc.*	79,811	6,086,387
Zimmer Holdings, Inc.*(a)	354,490	28,306,027

		83,086,578

Pharmaceuticals — 10.7%
Forest Laboratories, Inc.*	300,526	19,377,916
Genentech, Inc.*(a)	425,766	52,284,065
Roche Holding AG (Switzerland)	114,203	11,978,720

		83,640,701

Retail & Merchandising — 7.2%
Lowe’s Companies, Inc.	288,935	15,041,956
Tiffany & Co.	685,952	26,752,128
Wal-Mart Stores, Inc.	252,127	14,371,239

		56,165,323

Semiconductors — 0.7%
Maxim Integrated Products, Inc.	123,994	5,702,484

Telecommunications — 9.1%
Motorola, Inc.	1,204,586	21,983,695
Nextel Communications, Inc. (Class “A” Stock)*	580,276	13,845,385
Qualcomm, Inc.	574,029	35,853,851

		71,682,931

Transportation — 2.3%
FedEx Corp.	254,877	18,328,205

Total Long-Term Investments
(Cost $611,663,665)		768,151,589

84

	Par (000)	Value (Note 2)

Short-Term Investments — 8.3%
Commercial Paper
Concord Minutemen Capital Co.
1.04%, 05/20/04(b)	$33	$33,052
Monumental Global Funding
1.10%, 05/28/04(b)(c)	270	270,924

		303,976

Corporate Obligations — 2.7%
Bank of America NA
1.05%, 05/03/04(b)(c)	454	453,625
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	5,702	5,701,740
Morgan Stanley
1.13%, 05/03/04(b)(c)	2,669	2,669,137
Natexis Banque NY
1.11%, 05/03/04(b)(c)	6,697	6,696,782
1.162%, 05/03/04(b)(c)	3,459	3,458,172
Societe Generale NY
1.114%, 05/03/04(b)(c)	2,317	2,316,253

		21,295,709

	Shares
Non-Registered Investment Company — 3.5%
BlackRock Institutional Money Market Trust(b)(j)	27,622,710	27,622,710

Registered Investment Companies — 1.8%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	6,929,797	6,929,797
BlackRock Provident Institutional Funds TempFund Portfolio(j)	6,929,796	6,929,796

		13,859,593

	Par (000)	Value (Note 2)

Time Deposit — 0.3%
Deutsche Bank AG
1.04%, 05/03/04(b)	$1,987	$1,986,804

Total Short-Term Investments
(Cost $65,068,792)		65,068,792

Total Investments — 106.2%
(Cost $676,732,457; Note 5)		833,220,381
Liabilities in Excess of Other Assets — (6.2%)		(48,434,267)

Net Assets — 100.0%		$784,786,114

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $49,650,199; cash collateral of $51,209,199 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

85

Strategic Partners Concentrated Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 99.9%
Common Stock
Beverages — 4.3%
PepsiCo, Inc.	366,900	$19,992,381

Broadcasting — 11.9%
Clear Channel Communications, Inc.(a)	495,800	20,570,742
Entravision Communications Corp. (Class “A” Stock)*	313,600	2,863,168
Univision Communications, Inc. (Class “A” Stock)*(a)	794,727	26,901,509
Westwood One, Inc.*(a)	182,000	5,376,280

		55,711,699

Business Services — 9.7%
Cendant Corp.(a)	1,009,500	23,904,960
First Data Corp.	474,100	21,519,399

		45,424,359

Cable Television — 7.3%
Cablevision Systems New York Group (Class “A” Stock)*(a)	841,335	18,366,343
Comcast Corp. (Special Class “A” Stock)*(a)	173,300	5,023,967
Liberty Media Corp. (Class “A” Stock)*(a)	427,000	4,671,380
Scripps, (E.W.) Co. (Class “A” Stock)	58,100	6,132,455

		34,194,145

Computer Hardware — 5.8%
Cisco Systems, Inc.*	641,500	13,388,105
Dell, Inc.*(a)	395,500	13,727,805

		27,115,910

Computer Services & Software — 4.5%
Microsoft Corp.(a)	804,906	20,903,409

Entertainment & Leisure — 15.1%
EchoStar Communications Corp. (Class “A” Stock)*	371,900	12,343,361
Harrah’s Entertainment, Inc.	340,100	18,086,518
Time Warner, Inc.*	557,076	9,370,018
Viacom, Inc. (Class “B” Stock)(a)	789,350	30,508,379

		70,308,276

Financial Services — 14.2%
Fannie Mae(a)	243,584	16,739,092
Freddie Mac	306,900	17,922,960
McGraw-Hill Companies, Inc.	137,500	10,843,250

	Shares	Value (Note 2)

Moody’s Corp.	89,100	$5,747,841
Schwab, (Charles) Corp.	1,448,300	14,903,007

		66,156,150

Food — 2.0%
Wrigley, (Wm., Jr.) Co.(a)	148,100	9,137,770

Healthcare Services — 1.4%
Caremark Rx, Inc.*(a)	199,700	6,759,845

Hotels & Motels — 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	87,965	3,500,127

Internet Services — 3.0%
eBay, Inc.*(a)	74,000	5,906,680
Sabre Holdings Corp.	238,900	5,635,651
Yahoo!, Inc.*(a)	46,000	2,321,160

		13,863,491

Pharmaceuticals — 7.2%
Pfizer, Inc.	594,200	21,248,592
Wyeth	330,800	12,593,556

		33,842,148

Retail & Merchandising — 4.1%
Dollar Tree Stores, Inc.*	77,374	2,085,229
Family Dollar Stores, Inc.	244,200	7,848,588
Wal-Mart Stores, Inc.	165,700	9,444,900

		19,378,717

Semiconductors — 3.7%
Intel Corp.	506,100	13,021,953
Linear Technology Corp.(a)	117,000	4,168,710

		17,190,663

Telecommunications — 4.9%
Crown Castle International Corp.*(a)	235,800	3,289,410
QUALCOMM, Inc.(a)	315,700	19,718,622

		23,008,032

Total Long-Term Investments
(Cost $419,407,104)		466,487,122

	Par (000)
Short-Term Investments — 21.3%
Certificate of Deposit — 0.1%
Credit Lyonnais Bank
1.075%, 09/30/04(b)	$669	668,978

Commercial Paper — 6.4%
Atomium Funding Corp.
1.05%, 05/19/04(b)	8,216	8,209,396

86

	Par (000)	Value (Note 2)

Crown Point Capital Co.
1.04%, 05/10/04(b)	$3,034	$3,031,093
Fairway Finance Corp.
1.035%, 05/13/04(b)	2,351	2,348,891
Tannehill Capital Co., LLC
1.04%, 05/18/04(b)	16,355	16,341,546

		29,930,926

Corporate Obligations — 12.8%
American Express Credit
1.07%, 05/13/04(b)(c)	478	477,548
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	13,893	13,893,156
Natexis Banque NY
1.11%, 05/03/04(b)(c)	25,796	25,793,415
1.162%, 05/03/04(b)(c)	9,439	9,436,912
Swedbank NY
1.06%, 05/17/04(b)(c)	3,375	3,374,114
Westdeutsche Landesbank
1.07%, 05/28/04(b)(c)	6,494	6,492,750

		59,467,895

Time Deposit — 0.5%
Deutsche Bank AG
1.04%, 05/03/04(b)	2,556	2,556,405

	Shares

Non-Registered Investment Company — 1.5%
BlackRock Institutional Money Market Trust(b)(j)	7,106,281	7,106,281

Total Short-Term Investments
(Cost $99,730,485)		99,730,485

Total Investments — 121.2%
(Cost $519,137,589; Note 5)		566,217,607
Liabilities in Excess of Other Assets — (21.2%)		(98,914,157)

Net Assets — 100.0%		$467,303,450

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $94,425,575; cash collateral of $99,730,485 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

87

Strategic Partners Managed Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 94.4%
Common Stock
Biotechnology — 5.3%
Amgen, Inc.*(a)	600	$33,762
Genentech, Inc.*(a)	400	49,120
Gilead Sciences, Inc.*	600	36,498
MedImmune, Inc.*	500	12,120

		131,500

Capital Markets — 4.9%
Goldman Sachs Group, Inc.	400	38,700
JP Morgan Chase & Co.(a)	1,500	56,400
Merrill Lynch & Co., Inc.	500	27,115

		122,215

Commercial Services & Supplies — 1.5%
Apollo Group, Inc. (Class “A” Stock)*	400	36,352

Communications Equipment — 3.8%
Cisco Systems, Inc.*(a)	3,300	68,871
Qualcomm, Inc.	400	24,984

		93,855

Computers & Peripherals — 5.7%
Apple Computer, Inc.*(a)	500	12,865
Dell, Inc.*(a)	1,600	55,536
EMC Corp.*(a)	1,600	17,856
International Business Machines Corp.(a)	400	35,268
Lexmark International Group, Inc. (Class “A” Stock)*	200	18,092

		139,617

Consumer Finance — 2.6%
American Express Co.	1,300	63,635

Diversified Financial Services — 2.1%
Citigroup, Inc.(a)	1,100	52,899

Electronic Equipment & Instruments — 1.6%
Agilent Technologies, Inc.*	1,500	40,515

Energy Equipment & Services — 4.4%
BJ Services Co.*(a)	900	40,050
Schlumberger Ltd.	900	52,677
Smith International, Inc.*	200	10,950
Weatherford International, Inc.*	100	4,348

		108,025

Food & Staples Retailing — 5.4%
Costco Companies, Inc.(a)	700	26,215
Kroger Co.*(a)	1,000	17,500
Wal-Mart Stores, Inc.	600	34,200
Whole Foods Market, Inc.	700	55,993

		133,908

	Shares	Value (Note 2)

Health Care Equipment & Supplies — 1.9%
Alcon, Inc.*	200	$14,850
Guidant Corp.	500	31,505

		46,355

Health Care Providers & Services — 1.1%
Caremark Rx, Inc.*(a)	800	27,080

Hotels Restaurants & Leisure — 3.4%
McDonald’s Corp.	1,100	29,953
Starbucks Corp.*	1,400	54,404

		84,357

Household Durables — 0.3%
Harman International Industries, Inc.	100	7,585

Household Products — 1.3%
Procter & Gamble Co.	300	31,725

Industrial Conglomerates — 2.4%
General Electric Co.	2,000	59,900

Insurance — 1.2%
American International Group, Inc.(a)	400	28,660

Internet & Catalog Retail — 4.6%
eBay, Inc.*(a)	1,100	87,802
InterActiveCorp*(a)	800	25,496

		113,298

Internet Software & Services — 1.8%
Yahoo!, Inc.*(a)	900	45,414

Media — 5.0%
Directv Group, Inc. (The)*	1,300	23,270
Univision Communications, Inc.*(a)	1,700	57,545
Viacom, Inc. (Class “B” Stock)(a)	1,100	42,515

		123,330

Multiline Retail — 1.2%
Kohl’s Corp.*(a)	700	29,253

Personal Products — 1.4%
Avon Products, Inc.(a)	400	33,600

Pharmaceuticals — 10.4%
Allergan, Inc.(a)	400	35,220
AstraZeneca Group PLC [ADR] (United Kingdom)	400	19,140
IVAX Corp.*	400	8,520
Lilly, (Eli) & Co.(a)	600	44,286
Novartis AG [ADR] (Switzerland)	700	31,360
Pfizer, Inc.	1,500	53,640
Roche Holding AG*[ADR] (Switzerland)	400	41,956
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)*(a)	400	24,624

		258,746

88

	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment — 6.6%
Intel Corp.	3,000	$77,190
KLA-Tencor Corp.*(a)	200	8,334
Mervell Technology Group Ltd.*	700	27,111
Texas Instruments, Inc.(a)	2,000	50,200

		162,835

Software — 7.4%
Amdocs Ltd.*(a)	400	10,620
Electronic Arts, Inc.*	900	45,558
Mercury Interactive Corp.*(a)	300	12,765
Microsoft Corp.(a)	2,500	64,925
SAP AG [ADR] (Germany)*	1,200	44,736
Symantec Corp.*	100	4,505

		183,109

Specialty Retail — 6.0%
Bed Bath & Beyond, Inc.*	1,200	44,544
Chico’s FAS, Inc.*	700	28,511
Lowe’s Cos., Inc.(a)	600	31,236
Tiffany & Co.	1,100	42,900

		147,191

Wireless Telecommunication Services — 1.1%
Vodafone Airtouch PLC [ADR] (United Kingdom)*(a)	1,100	26,994

Total Long-Term Investments
(Cost $2,346,218)		2,331,953

	Par (000)
Short-Term Investments — 44.4%
Certificates of Deposit — 7.6%
Canadian Imperial Bank of Commerce
1.055%, 05/28/04(b)(c)	$34	33,895
1.72%, 05/25/05(b)	101	101,136
Westdeutsche Landesbank
1.50%, 01/10/05(b)	54	53,729

		188,760

Commercial Paper — 13.2%
Atomium Funding Corp.
1.05%, 05/19/04(b)	129	128,892
Crown Point Capital Co.
1.04%, 05/10/04(b)	39	38,987
Fairway Finance Corp.
1.035%, 05/13/04(b)	56	55,724
Tannehill Capital Co. LLC
1.04%, 05/18/04(b)	102	102,338

		325,941

	Par (000)	Value (Note 2)

Corporate Obligations — 9.5%
Bank of America NA
1.05%, 05/03/04(b)(c)	$9	$8,864
Canadian Imperial Bank of Commerce
1.07%, 05/28/04(b)(c)	24	24,233
General Electric Capital Corp.
1.06%, 05/10/04(b)(c)	3	2,598
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	116	116,097
Natexis Banque NY
1.162%, 05/03/04(b)(c)	10	10,185
Swedbank NY
1.06%, 05/17/04(b)(c)	38	38,400
Westdeutsche Landesbank
1.07%, 05/28/04(b)(c)	34	33,582

		233,959

Time Deposit — 1.7%
Deutsche Bank AG
1.04%, 05/03/04(b)	43	43,190

	Shares
Non-Registered Investment Company — 12.4%
BlackRock Institutional Money Market Trust(b)(j)	305,850	305,850

Total Short-Term Investments
(Cost $1,097,700)		1,097,700

Total Investments — 138.8%
(Cost $3,443,918; Note 5)		3,429,653
Liabilities in Excess of Other Assets — (38.8%)		(959,115)

Net Assets — 100.0%		$2,470,538

The following abbreviation is used throughout the Schedule of Investments:

ADR	—American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $1,046,187; cash collateral of $1,097,700 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

89

ASAF T. Rowe Price Tax Managed Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 97.9%
Common Stock
Advertising — 1.6%
Omnicom Group, Inc.	800	$63,608
WPP Group PLC [ADR] (United Kingdom)	900	44,361

		107,969

Aerospace — 0.4%
Boeing Co.	600	25,614

Beverages — 3.6%
Anheuser-Busch Cos., Inc.	700	35,868
Coca-Cola Co.	2,500	126,425
PepsiCo, Inc.	1,500	81,735

		244,028

Broadcasting — 2.5%
Clear Channel Communications, Inc.	3,200	132,768
Univision Communications, Inc. (Class “A” Stock)*(a)	1,100	37,235

		170,003

Business Services — 2.9%
Certegy, Inc.	700	25,046
ChoicePoint, Inc.*	500	21,960
Equifax, Inc.	600	14,706
First Data Corp.	1,400	63,546
Monster Worldwide, Inc.*(a)	1,000	25,610
Paychex, Inc.	800	29,824
Robert Half International, Inc.	500	13,635

		194,327

Chemicals — 0.6%
Ecolab, Inc.(a)	800	23,840
Valspar Corp.	400	19,860

		43,700

Clothing & Apparel — 0.5%
Cintas Corp.(a)	500	22,480
NIKE, Inc. (Class “B” Stock)	200	14,390

		36,870

Computer Hardware — 2.0%
Dell, Inc.*(a)	3,900	135,369

Computer Services & Software — 9.2%
Adobe Systems, Inc.	200	8,268
Automatic Data Processing, Inc.	800	35,048
BMC Software, Inc.*(a)	1,300	22,490
Cisco Systems, Inc.*	7,000	146,090
Computer Associates International, Inc.(a)	900	24,129

	Shares	Value (Note 2)

EMC Corp.*	2,300	$25,668
Intuit, Inc.*	900	38,223
Microsoft Corp.(a)	8,800	228,536
Oracle Corp.*(a)	4,800	53,856
SAP AG [ADR] (Germany)	1,000	37,280

		619,588

Conglomerates — 0.3%
3M Co.(a)	200	17,296

Consumer Products & Services — 5.0%
Avon Products, Inc.	200	16,800
Colgate-Palmolive Co.	800	46,304
Gillette Co.(a)	1,000	40,920
Johnson & Johnson	2,100	113,463
Kimberly-Clark Corp.	400	26,180
Procter & Gamble Co.	900	95,175

		338,842

Electronic Components & Equipment — 3.1%
General Electric Co.	6,500	194,675
Molex, Inc.	600	15,456

		210,131

Entertainment & Leisure — 5.2%
Disney, (Walt) Co.	3,000	69,090
Harley-Davidson, Inc.	900	50,688
International Game Technology, Inc.	500	18,870
Time Warner, Inc.*	4,100	68,962
Viacom, Inc. (Class “B” Stock)(a)	3,700	143,005

		350,615

Financial — Bank & Trust — 4.1%
Bank of New York Co., Inc. (The)	1,800	52,452
Northern Trust Corp.	1,600	67,648
State Street Corp.	1,500	73,200
Wells Fargo & Co.	1,400	79,044

		272,344

Financial Services — 10.1%
Ambac Financial Group, Inc.	200	13,800
American Express Co.(a)	1,000	48,950
Citigroup, Inc.	3,600	173,124
Fannie Mae(a)	1,800	123,696
Franklin Resources, Inc.	1,100	60,313
Freddie Mac	1,800	105,120
Mellon Financial Corp.	600	17,784
Moody’s Corp.(a)	800	51,608
Schwab, (Charles) Corp.	3,200	32,928
SLM Corp.	1,300	49,803

		677,126

90

	Shares	Value (Note 2)

Food — 1.5%
General Mills, Inc.	500	$24,375
SYSCO Corp.	1,400	53,550
Wrigley, (Wm., Jr.) Co.(a)	400	24,680

		102,605

Healthcare Services — 3.3%
Medco Health Solutions, Inc.*	89	3,151
UnitedHealth Group, Inc.	1,800	110,664
WellPoint Health Networks, Inc.*(a)	1,000	111,690

		225,505

Industrial Products — 0.4%
Illinois Tool Works, Inc.	300	25,863

Insurance — 4.3%
American International Group, Inc.	2,457	176,044
Marsh & McLennan Companies, Inc.	2,500	112,750

		288,794

Internet Services — 3.0%
eBay, Inc.*(a)	1,400	111,748
InterActiveCorp.*(a)	1,500	47,805
Yahoo!, Inc.*	900	45,414

		204,967

Medical Supplies & Equipment — 5.5%
Abbott Laboratories(a)	1,000	44,020
Amgen, Inc.*(a)	1,900	106,913
Baxter International, Inc.(a)	500	15,825
Guidant Corp.	400	25,204
Medtronic, Inc.	3,000	151,380
Stryker Corp.	300	29,679

		373,021

Personal Services — 0.9%
Apollo Group, Inc. (Class “A” Stock)*	400	36,352
DeVry, Inc.*	900	25,920

		62,272

Pharmaceuticals — 8.2%
AstraZeneca PLC [ADR] (United Kingdom)	600	28,710
Cardinal Health, Inc.(a)	300	21,975
GlaxoSmithKline PLC [ADR] (United Kingdom)	1,500	63,000
Lilly, (Eli) & Co.(a)	1,200	88,572
Merck & Co., Inc.	1,400	65,800
Pfizer, Inc.	6,600	236,016
Wyeth	1,200	45,684

		549,757

	Shares	Value (Note 2)

Printing & Publishing — 1.2%
McGraw-Hill Companies, Inc.	1,000	$78,860

Restaurants — 0.4%
Starbucks Corp.*	700	27,202

Retail & Merchandising — 6.7%
Bed Bath & Beyond, Inc.*	400	14,848
CVS Corp.	500	19,315
Dollar General Corp.	1,100	20,636
Family Dollar Stores, Inc.	700	22,498
Home Depot, Inc.	3,200	112,608
Tiffany & Co.	500	19,500
Wal-Mart Stores, Inc.	2,900	165,300
Walgreen Co.	1,600	55,168
Williams-Sonoma, Inc.*(a)	700	22,736

		452,609

Semiconductors — 10.2%
Altera Corp.*(a)	3,100	62,031
Analog Devices, Inc.	1,600	68,160
Applied Materials, Inc.*	1,700	30,991
Broadcom Corp. (Class “A” Stock)*	700	26,432
Intel Corp.	6,000	154,379
Linear Technology Corp.	2,400	85,512
Maxim Integrated Products, Inc.	2,100	96,579
Microchip Technology, Inc.	1,600	44,832
Texas Instruments, Inc.(a)	2,300	57,730
Xilinx, Inc.(a)	1,700	57,171

		683,817

Telecommunications — 0.8%
Nokia Corp. (Class “A” Stock) [ADR] (Finland)	1,200	16,812
Vodafone Group PLC [ADR] (United Kingdom)	1,500	36,810

		53,622

Transportation — 0.4%
Expeditors International of Washington, Inc.(a)	600	24,114

Total Long-Term Investments
(Cost $5,356,498)		6,596,830

	Par (000)
Short-Term Investments — 28.3%
Certificates of Deposit — 0.7%
Canadian Imperial Bank of Commerce
1.055%, 05/28/04(b)(c)	$25	24,868

91

ASAF T. Rowe Price Tax Managed Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Par (000)	Value (Note 2)

Svenska Handelsbanken
1.39%, 10/27/04 (b)	$21	$21,200

		46,068

Commercial Paper — 7.4%
Atomium Funding Corp.
1.05%, 05/19/04(b)	309	308,279
Tannehill Capital Co., LLC
1.04%, 05/18/04(b)	192	191,521

		499,800

Corporate Obligations — 17.7%
Canadian Imperial Bank of Commerce
1.07%, 05/28/04(b)(c)	38	38,080
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	707	707,201
Natexis Banque NY
1.11%, 05/03/04(b)(c)	225	224,798
1.162%, 05/03/04(b)(c)	154	153,611
Societe Generale NY
1.137%, 05/03/04(b)(c)	24	24,021
Swedbank NY
1.06%, 05/17/04(b)(c)	51	50,736

		1,198,447

Time Deposit — 0.9%
Deutsche Bank AG
1.04%, 05/03/04(b)	60	59,768

	Shares
Non-Registered Investment Company — 0.3%
BlackRock Institutional Money Market Trust(b)(j)	21,517	21,517

	Shares	Value (Note 2)

Registered Investment Companies — 1.3%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	43,128	$43,128
BlackRock Provident Institutional Funds TempFund Portfolio(j)	43,127	43,127

		86,255

Total Short-Term Investments
(Cost $1,911,855)		1,911,855

Total Investments — 126.2%
(Cost $7,268,353; Note 5)		8,508,685
Liabilities in Excess of Other Assets — (26.2%)		(1,764,601)

Net Assets — 100.0%		$6,744,084

The following abbreviation is used throughout the Schedule of Investments:

ADR	—American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $1,749,405; cash collateral of $1,825,600 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

92

Strategic Partners Core Value Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 96.6%
Common Stock
Advertising — 0.6%
Interpublic Group of Cos., Inc. (The)*	16,000	$251,040

Aerospace — 1.5%
Boeing Co.	6,100	260,409
General Dynamics Corp.	1,500	140,430
Goodrich Corp.	8,975	258,390

		659,229

Automobile Manufacturers — 1.6%
General Motors Corp.(a)	8,600	407,812
PACCAR, Inc.	5,250	296,415

		704,227

Automotive Parts — 2.9%
American Axle & Manufacturing Holdings, Inc.	3,800	146,186
Autoliv, Inc.	6,900	293,457
BorgWarner, Inc.	2,000	163,880
Cooper Tire & Rubber Co.	5,600	119,784
Dana Corp.	7,275	146,664
Lear Corp.(a)	3,225	195,500
Magna International, Inc. (Class “A” Stock)	2,800	220,920

		1,286,391

Building Materials — 1.5%
Martin Marietta Materials, Inc.(a)	3,500	151,375
Masco Corp.(a)	9,725	272,397
Sherwin-Williams Co. (The)	1,800	68,490
Vulcan Materials Co.	3,400	157,216

		649,478

Cable Television — 1.4%
Comcast Corp. (Class “A” Stock)*	20,396	613,920

Chemicals — 1.1%
Ashland, Inc.	3,400	162,860
Dow Chemical Co.	1,200	47,628
DuPont, (E.I.) de Nemours & Co.	2,000	85,900
PPG Industries, Inc.	3,200	189,792

		486,180

Clothing & Apparel — 1.5%
Jones Apparel Group, Inc.	7,000	256,200
Liz Claiborne, Inc.	3,200	112,320
Reebok International Ltd.	2,900	105,502
VF Corp.	4,500	207,720

		681,742

	Shares	Value (Note 2)

Computer Hardware — 2.2%
Hewlett-Packard Co.	34,300	$675,710
International Business Machines Corp.	3,335	294,047
Quantum Corp.*	7,900	24,727

		994,484

Computer Services & Software — 0.5%
Ingram Micro, Inc. (Class “A” Stock)*	7,600	90,820
Tech Data Corp.*	4,075	138,550

		229,370

Conglomerates — 3.8%
Altria Group, Inc.	16,900	935,922
Cendant Corp.(a)	6,600	156,288
Textron, Inc.(a)	5,900	325,562
Tyco International Ltd.(a)	9,600	263,520

		1,681,292

Construction — 0.1%
Pulte Corp.	1,000	49,170

Consumer Products & Services — 1.4%
Procter & Gamble Co.	1,500	158,625
UST, Inc.	7,100	264,191
Whirlpool Corp.(a)	3,375	221,096

		643,912

Containers & Packaging — 0.1%
Owens-Illinois, Inc.*	450	6,282
Smurfit-Stone Container Corp.*(a)	3,150	54,149

		60,431

Electronic Components & Equipment — 2.8%
Arrow Electronics, Inc.*	1,200	30,336
Avnet, Inc.*(a)	3,575	77,363
Cooper Industries Ltd. (Class “A” Stock)	3,200	175,712
Flextronics International Ltd.*(a)	13,800	222,180
Hubbell, Inc. (Class “B” Stock)(a)	3,875	174,143
Parker-Hannifin Corp.	5,000	276,450
Sanmina-SCI Corp.*	9,700	97,194
Solectron Corp.*(a)	36,500	178,850
Vishay Intertechnology, Inc.*(a)	2,000	34,800

		1,267,028

Entertainment & Leisure — 1.2%
Disney, (Walt) Co.	3,750	86,363
Time Warner, Inc.*	22,400	376,768
Viacom, Inc. (Class “B” Stock)(a)	2,200	85,030

		548,161

93

Strategic Partners Core Value Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Farming & Agriculture — 0.8%
Monsanto Co.	10,900	$377,031

Financial — Bank & Trust — 11.4%
Bank of America Corp.	22,479	1,809,334
Bank One Corp.	8,775	433,222
Comerica, Inc.	5,675	293,000
Golden West Financial Corp.	2,725	286,425
National City Corp.	10,925	378,770
SouthTrust Corp.	2,850	88,578
SunTrust Banks, Inc.	5,225	355,561
U.S. Bancorp	18,450	473,058
Wachovia Corp.	15,325	701,118
Wells Fargo & Co.	5,200	293,592

		5,112,658

Financial Services — 14.2%
Capital One Financial Corp.	700	45,871
Citigroup, Inc.	42,500	2,043,824
Countrywide Financial Corp.	6,000	355,800
Fannie Mae(a)	2,725	187,262
Freddie Mac	8,400	490,560
Goldman Sachs Group, Inc.(a)	4,400	424,600
J.P. Morgan Chase & Co.	22,575	848,820
KeyCorp	10,450	310,365
Lehman Brothers Holdings, Inc.(a)	4,925	361,495
Merrill Lynch & Co., Inc.	7,400	401,302
Morgan Stanley Dean Witter & Co.	7,800	400,842
Washington Mutual, Inc.(a)	13,012	512,543

		6,383,284

Food — 0.7%
Archer-Daniels-Midland Co.(a)	8,601	151,034
Tyson Foods, Inc. (Class “A” Stock)(a)	4,000	74,960
Unilever NV NY	1,000	65,930

		291,924

Healthcare Services — 0.4%
Humana, Inc.*	9,700	158,013

Industrial Products — 1.2%
Eaton Corp.	5,500	326,590
Ingersoll-Rand Co. (Class “A” Stock)	3,300	213,015

		539,605

Insurance — 7.6%
ACE Ltd.	2,500	109,600
Aetna, Inc.	925	76,544
Allstate Corp. (The)	10,950	502,605
American International Group, Inc.	5,273	377,810
Chubb Corp	4,300	296,700

	Shares	Value (Note 2)

Jefferson-Pilot Corp.	5,300	$262,827
Manulife Financial Corp. (Canada)	9,601	353,026
MetLife, Inc.	7,400	255,300
MGIC Investment Corp.(a)	3,700	272,394
PartnerRe Ltd.	400	22,920
RenaissanceRe Holdings Ltd.	1,800	94,842
St. Paul Companies., Inc.(a)	8,917	362,654
The Hartford Financial Services Group, Inc.	5,700	348,156
Torchmark Corp.	850	44,234

		3,379,612

Machinery & Equipment — 0.5%
Caterpillar, Inc.	2,800	217,644

Medical Supplies & Equipment — 0.6%
Guidant Corp.	4,100	258,341

Metals & Mining — 2.0%
Alcan, Inc.	5,000	201,150
Alcoa, Inc.	13,900	427,425
United States Steel Corp.(a)	7,000	200,410
Worthington Industries, Inc.	4,300	77,615

		906,600

Oil & Gas — 11.5%
BP PLC [ADR] (United Kingdom)(a)	4,300	227,470
ChevronTexaco Corp.	11,572	1,058,838
ConocoPhillips	9,350	666,655
El Paso Corp.(a)	27,900	195,579
Exxon Mobil Corp.	45,450	1,933,897
Marathon Oil Corp.	8,400	281,904
Occidental Petroleum Corp.	9,100	429,520
Valero Energy Corp.	4,800	306,048
Williams Companies, Inc.	4,400	45,320

		5,145,231

Paper & Forest Products — 1.4%
Boise Cascade Corp.	1,700	57,341
Georgia-Pacific Corp.(a)	11,300	396,630
Temple-Inland, Inc.	2,600	160,602

		614,573

Pharmaceuticals — 2.2%
Bristol-Meyers Squibb Co.	7,950	199,545
GlaxoSmithKline PLC [ADR] (United Kingdom)	4,400	184,800
Merck & Co., Inc.	12,600	592,200

		976,545

Printing & Publishing — 0.6%
Donnelley, (R.R.) & Sons Co.	8,550	251,541

94

	Shares	Value (Note 2)

Railroads — 1.5%
Burlington Northern Santa Fe Corp.	8,225	$268,958
CSX Corp.	4,700	144,572
Norfolk Southern Corp.	10,400	247,728

		661,258

Restaurants — 1.1%
McDonald’s Corp.	18,800	511,924

Retail & Merchandising — 3.7%
Federated Department Stores, Inc.	6,825	334,425
Foot Locker, Inc.	1,000	24,000
Kroger Co. (The)*	8,200	143,500
May Department Stores Co.	9,175	282,590
Office Depot, Inc.*	14,600	255,646
Safeway, Inc.*(a)	11,100	254,745
Sears, Roebuck and Co.(a)	8,275	331,414
SUPERVALU, Inc.	1,100	33,869

		1,660,189

Telecommunications — 5.9%
BellSouth Corp.	6,800	175,508
Corning, Inc.*(a)	35,500	391,565
Nortel Networks Corp. (Canada)*	42,400	158,576
Qwest Communications International, Inc.*	29,700	119,394
SBC Communications, Inc.	17,200	428,280
Sprint Corp.(a)	35,150	628,834
Tellabs, Inc.*	25,500	222,615
Verizon Communications, Inc.	13,750	518,925

		2,643,697

Utilities — 5.1%
Alliant Energy Corp.	8,200	203,852
American Electric Power Co., Inc.(a)	9,775	297,551
CMS Energy Corp.*(a)	11,500	95,565
Constellation Energy Group, Inc.	4,800	184,704
Edison International Co.	2,400	56,160
Entergy Corp.	5,100	278,460
FirstEnergy Corp.	8,500	332,350
Northeast Utilities(a)	9,500	174,325
PG&E Corp.*(a)	3,400	93,568
PPL Corp.(a)	4,900	209,965
Sempra Energy	7,400	234,950
Wisconsin Energy Corp.	400	12,560
Xcel Energy, Inc.	6,000	100,380

		2,274,390

Total Long-Term Investments
(Cost $37,747,272)		43,170,115

	Par (000)	Value (Note 2)

Short-Term Investments — 21.9%
Certificates of Deposit — 0.8%
Canadian Imperial Bank of Commerce
1.055%, 05/28/04(b)(c)	$91	$91,001
1.72%, 05/25/05(b)	211	211,229
Svenska Handelsbanken
1.39%, 10/27/04(b)	74	73,738

		375,968

Commercial Paper — 3.6%
Atomium Funding Corp.
1.05%, 05/19/04(b)	50	49,698
Fairway Finance Corp.
1.035%, 05/13/04(b)	891	889,824
Monumental Global Funding
1.10%, 05/28/04(b)(c)	671	671,861

		1,611,383

Corporate Obligations — 12.2%
Bank of America NA
1.05%, 05/03/04(b)(c)	51	50,824
Canadian Imperial Bank of Commerce
1.07%, 05/28/04(b)(c)	100	99,601
General Electric Capital Corp.
1.06%, 05/10/04(b)(c)	56	56,012
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	1,700	1,700,133
Morgan Stanley
1.13%, 05/03/04(b)(c)	407	406,722
Natexis Banque NY
1.11%, 05/03/04(b)(c)	1,456	1,456,264
1.162%, 05/03/04(b)(c)	522	522,200
Societe Generale NY
1.137%, 05/03/04(b)(c)	407	406,425
Swedbank NY
1.06%, 05/17/04(b)(c)	327	326,600
Westdeutsche Landesbank
1.065%, 05/24/04(b)(c)	38	37,826
1.07%, 05/28/04(b)(c)	337	337,352

		5,399,959

Time Deposit — 0.7%
Deutsche Bank AG
1.04%, 05/03/04(b)	328	327,722

95

Strategic Partners Core Value Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Non-Registered Investment Company — 1.2%
BlackRock Institutional Money Market Trust(b)(j)	531,744	$531,744

Registered Investment Companies — 3.4%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	756,488	756,488
BlackRock Provident Institutional Funds TempFund Portfolio(j)	756,488	756,488

		1,512,976

Total Short-Term Investments
(Cost $9,759,752)		9,759,752

Total Investments — 118.5%
(Cost $47,507,024; Note 5)		52,929,867
Liabilities in Excess of Other Assets — (18.5%)		(8,265,235)

Net Assets — 100.0%		$44,664,632

The following abbreviation is used throughout the Schedule of Investments:

ADR	—American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $7,824,083; cash collateral of $8,246,776 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

96

Strategic Partners Managed Index 500 Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 100.5%
Common Stock
Aerospace — 1.0%
Goodrich Corp.	7,500	$215,925
Honeywell International, Inc.	6,000	207,480
Northrop Grumman Corp.	300	29,775
United Technologies Corp.	14,100	1,216,266

		1,669,446

Airlines — 0.1%
Southwest Airlines Co.	8,800	125,664

Automobile Manufacturers — 1.1%
Ford Motor Co.(a)	25,900	397,824
General Motors Corp.(a)	26,300	1,247,146
PACCAR, Inc.	4,400	248,424

		1,893,394

Automotive Parts — 0.4%
BorgWarner, Inc.	1,000	81,940
Delphi Corp.	50,000	510,000

		591,940

Beverages — 2.9%
Coca-Cola Co.	40,400	2,043,028
PepsiCo, Inc.	51,000	2,778,990

		4,822,018

Broadcasting — 0.3%
Clear Channel Communications, Inc.	7,000	290,430
Westwood One, Inc.*	8,700	256,998

		547,428

Building Materials — 0.8%
American Standard Companies, Inc.*	5,000	525,950
Masco Corp.(a)	15,300	428,553
Sherwin-Williams Co. (The)	8,800	334,840

		1,289,343

Business Services — 0.3%
Fiserv, Inc.*	14,000	511,840

Chemicals — 1.7%
Dow Chemical Co.	6,200	246,078
DuPont, (E.I.) de Nemours & Co.	17,400	747,330
Eastman Chemical Co.(a)	7,000	297,990
FMC Corp.*	8,900	381,721
Great Lakes Chemical Corp.	10,000	251,200
Lubrizol Corp.	14,000	445,200
PPG Industries, Inc.	6,300	373,653
Rohm & Haas Co.	4,000	155,120

		2,898,292

	Shares	Value (Note 2)

Clothing & Apparel — 0.4%
VF Corp.	13,112	$605,250

Computer Hardware — 3.1%
Dell, Inc.*	64,400	2,235,324
Hewlett-Packard Co.	60,825	1,198,253
International Business Machines Corp.	20,500	1,807,485

		5,241,062

Computer Services & Software — 7.8%
Cisco Systems, Inc.*	177,900	3,712,773
Electronic Arts, Inc.*(a)	16,400	830,168
EMC Corp.*	39,900	445,284
Ingram Micro, Inc. (Class “A” Stock)*	11,200	133,840
Mercury Interactive Corp.*(a)	8,600	365,930
Microsoft Corp.	197,800	5,136,866
Oracle Corp.*	80,700	905,454
Symantec Corp.*(a)	17,600	792,880
Tech Data Corp.*	6,100	207,400
Veritas Software Corp.*	18,100	482,727

		13,013,322

Conglomerates — 3.2%
3M Co.(a)	4,400	380,512
Altria Group, Inc.	53,950	2,987,751
Cendant Corp.(a)	34,500	816,960
Textron, Inc.(a)	9,600	529,728
Tyco International Ltd.(a)	25,000	686,250

		5,401,201

Consumer Products & Services — 3.1%
Avon Products, Inc.	3,800	319,200
Fortune Brands, Inc.	3,300	251,625
Johnson & Johnson	29,175	1,576,325
Procter & Gamble Co.	22,100	2,337,075
Reynolds, (R.J.) Tobacco Holdings, Inc.	8,500	550,545
Whirlpool Corp.	2,600	170,326

		5,205,096

Containers & Packaging — 0.2%
Sonoco Products Co.	16,000	397,760

Electronic Components & Equipment — 4.9%
Cooper Industries Ltd. (Class “A” Stock)	8,700	477,717
Emerson Electric Co.(a)	5,700	343,254
Flextronics International Ltd.*(a)	9,700	156,170
General Electric Co.	196,100	5,873,195
Hubbell, Inc. (Class “B” Stock)	10,000	449,400
Sanmina-SCI Corp.*	27,000	270,540

97

Strategic Partners Managed Index 500 Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Solectron Corp.*(a)	95,600	$468,440
Vishay Intertechnology, Inc.*(a)	9,500	165,300

		8,204,016

Entertainment & Leisure — 1.6%
Carnival Corp.(a)	18,200	776,594
Disney, (Walt) Co.	18,800	432,964
Harley-Davidson, Inc.(a)	15,700	884,224
Viacom, Inc. (Class “B” Stock)	14,200	548,830

		2,642,612

Financial — Bank & Trust — 6.6%
AmSouth Bancorp	6,200	136,524
Bank of America Corp.	44,302	3,565,868
Bank of New York Co., Inc. (The)	5,800	169,012
Bank One Corp.	6,600	325,842
Comerica, Inc.	12,200	629,886
Commerce Bancorp, Inc.	7,800	444,678
Huntington Bancshares, Inc.(a)	5,000	107,000
National City Corp.	29,300	1,015,831
PNC Financial Services Group	10,800	573,480
Regions Financial Corp.	4,700	163,137
SunTrust Banks, Inc.	14,300	973,115
U.S. Bancorp	16,806	430,906
Union Planters Corp.	15,400	428,120
Wachovia Corp.	28,100	1,285,575
Wells Fargo & Co.	13,500	762,210

		11,011,184

Financial Services — 8.6%
Citigroup, Inc.	116,833	5,618,498
Fannie Mae	8,525	585,838
Franklin Resources, Inc.	3,400	186,422
Goldman Sachs Group, Inc.(a)	8,300	800,950
J.P. Morgan Chase & Co.	39,570	1,487,832
KeyCorp	25,000	742,500
Legg Mason, Inc.	4,600	423,476
Lehman Brothers Holdings, Inc.	5,600	411,040
MBIA, Inc.	1,350	79,502
MBNA Corp.	72,750	1,773,645
Merrill Lynch & Co., Inc.	13,000	704,990
Morgan Stanley Dean Witter & Co.	9,000	462,510
SLM Corp.	20,700	793,017

		14,070,220

Food — 1.4%
Archer-Daniels-Midland Co.	27,138	476,543
Dean Foods Co.*	10,600	355,948
General Mills, Inc.	17,700	862,875
Hershey Foods Corp.	6,200	551,118

		2,246,484

	Shares	Value (Note 2)

Healthcare Services — 3.1%
Anthem, Inc.*	4,000	$354,320
Caremark Rx, Inc.*	24,800	839,480
HCA, Inc.(a)	8,100	329,103
Health Management Associates, Inc. (Class “A” Stock)(a)	36,000	832,680
UnitedHealth Group, Inc.	32,600	2,004,248
WellPoint Health Networks, Inc.*(a)	7,400	826,506

		5,186,337

Industrial Products — 0.6%
Crane Co.(a)	9,500	292,695
Eaton Corp.	10,800	641,304

		933,999

Insurance — 5.8%
ACE Ltd.	16,000	701,440
AFLAC, Inc.	6,200	261,826
Allstate Corp. (The)	9,700	445,230
American International Group, Inc.	63,994	4,585,171
Chubb Corp.	10,575	729,675
CIGNA Corp.	1,000	64,510
Manulife Financial Corp. (Canada)	11,379	418,401
Progressive Corp. (The)	11,400	997,728
St. Paul Companies., Inc.	20,697	841,747
The Hartford Financial Services Group, Inc.	3,000	183,240
XL Capital Ltd. (Class “A” Stock)	5,000	381,750

		9,610,718

Internet Services — 2.3%
eBay, Inc.*	26,400	2,107,248
Juniper Networks, Inc.*(a)	11,100	242,868
Yahoo!, Inc.*(a)	29,000	1,463,340

		3,813,456

Machinery & Equipment — 0.2%
Caterpillar, Inc.	4,200	326,466

Medical Supplies & Equipment — 5.1%
Amgen, Inc.*	44,300	2,492,761
Applera Corp. — Applied Biosystems Group	11,000	204,270
Boston Scientific Corp.*	14,100	580,779
Guidant Corp.	15,500	976,655
Medtronic, Inc.	49,400	2,492,724
St. Jude Medical, Inc.*	10,000	762,600
Zimmer Holdings, Inc.*	12,400	990,140

		8,499,929

98

	Shares	Value (Note 2)

Metals & Mining — 0.4%
Alcan, Inc.	7,100	$285,633
Alcoa, Inc.	13,100	402,825

		688,458

Office Equipment — 0.1%
Pitney Bowes, Inc.	3,100	135,625

Oil & Gas — 4.8%
ChevronTexaco Corp.	18,747	1,715,351
ConocoPhillips	16,820	1,199,266
El Paso Corp.(a)	55,000	385,550
Exxon Mobil Corp.	79,400	3,378,470
Marathon Oil Corp.	6,500	218,140
Nabors Industries Ltd.*	6,000	266,160
Occidental Petroleum Corp.	3,900	184,080
Valero Energy Corp.	1,400	89,264
Western Gas Resources, Inc.	8,900	484,605

		7,920,886

Paper & Forest Products — 0.8%
Georgia-Pacific Corp.(a)	11,900	417,690
International Paper Co.	10,600	427,392
MeadWestvaco Corp.	10,483	274,130
Temple-Inland, Inc.	4,500	277,965

		1,397,177

Pharmaceuticals — 6.3%
Biogen Idec, Inc.*	15,800	932,200
Bristol-Meyers Squibb Co.	18,400	461,840
Cephalon, Inc.*(a)	8,000	455,280
Forest Laboratories, Inc.*	17,300	1,115,504
Gilead Sciences, Inc.*	8,900	541,387
Merck & Co., Inc.	10,700	502,900
Pfizer, Inc.	166,680	5,960,477
Wyeth	12,200	464,454

		10,434,042

Printing & Publishing — 0.8%
Donnelley, (R.R.) & Sons Co.	19,300	567,806
Tribune Co.	15,300	732,564

		1,300,370

Railroads — 0.6%
Burlington Northern Santa Fe Corp.	4,100	134,070
CSX Corp.	12,300	378,348
Norfolk Southern Corp.	22,100	526,422

		1,038,840

	Shares	Value (Note 2)

Real Estate — 0.5%
Equity Office Properties Trust [REIT]	22,000	$553,740
Equity Residential Properties Trust [REIT]	12,800	351,488

		905,228

Restaurants — 0.2%
McDonald’s Corp.	10,000	272,300

Retail & Merchandising — 8.4%
Albertson’s, Inc.	2,500	58,400
Bed Bath & Beyond, Inc.*	17,500	649,600
Federated Department Stores, Inc.	6,425	314,825
Home Depot, Inc.	63,200	2,224,008
Lowe’s Companies, Inc.(a)	34,000	1,770,040
May Department Stores Co.	18,274	562,839
Ross Stores, Inc.(a)	12,600	384,300
Sears, Roebuck and Co.(a)	14,100	564,705
SUPERVALU, Inc.	7,400	227,846
Target Corp.	17,000	737,290
TJX Companies, Inc.(a)	30,400	746,928
Wal-Mart Stores, Inc.	99,500	5,671,500

		13,912,281

Semiconductors — 4.0%
Applied Materials, Inc.*	48,600	885,978
Broadcom Corp. (Class “A” Stock)*	19,000	717,440
Intel Corp.	127,700	3,285,721
Linear Technology Corp.	10,500	374,115
Marvell Technology Group Ltd.*	8,900	344,697
Maxim Integrated Products, Inc.(a)	16,000	735,840
Silicon Laboratories, Inc.*	3,500	165,025
Texas Instruments, Inc.	7,000	175,700

		6,684,516

Telecommunications — 4.5%
ALLTEL Corp.	4,400	221,496
AT&T Corp.(a)	10,380	178,017
AT&T Wireless Services, Inc.*	10,000	138,100
BellSouth Corp.	26,400	681,384
Corning, Inc.*(a)	29,763	328,286
Lucent Technologies, Inc.*	100,000	337,000
Motorola, Inc.	21,400	390,550
Nextel Communications, Inc. (Class “A” Stock)*	22,600	539,236
QUALCOMM, Inc.	21,400	1,336,644
SBC Communications, Inc.	47,200	1,175,280
Sprint Corp.	32,100	574,269
Verizon Communications, Inc.	41,572	1,568,927

		7,469,189

99

Strategic Partners Managed Index 500 Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Utilities — 2.5%
American Electric Power Co., Inc.(a)	25,800	$785,352
CMS Energy Corp.*(a)	45,400	377,274
Constellation Energy Group, Inc.	6,300	242,424
DTE Energy Co.(a)	9,500	370,690
Entergy Corp.	12,200	666,120
FirstEnergy Corp.	18,000	703,800
Pinnacle West Capital Corp.(a)	6,000	234,360
PPL Corp.	15,600	668,460
Sempra Energy	600	19,050
TXU Corp.(a)	5,000	170,700

		4,238,230

Total Long-Term Investments
(Cost $154,459,384)		167,155,619

	Par (000)
Short-Term Investments — 10.9%
Certificate of Deposit — 0.1%
Credit Lyonnais Bank
1.075%, 09/30/04(b)	$160	159,992

Commercial Paper — 1.5%
Atomium Funding Corp.
1.05%, 05/19/04(b)	939	938,451
Concord Minutemen Capital Co.
1.04%, 05/20/04(b)	478	477,861
Crown Point Capital Co.
1.04%, 05/10/04(b)	319	318,829
Monumental Global Funding
1.10%, 05/28/04(b)(c)	689	689,965

		2,425,106

Corporate Obligations — 7.3%
American Express Credit
1.07%, 05/13/04(b)(c)	331	330,643
Bank of America NA
1.05%, 05/03/04(b)(c)	254	253,658
Canadian Imperial Bank of Commerce
1.07%, 05/28/04(b)(c)	317	317,066
General Electric Capital Corp.
1.06%, 05/10/04(b)(c)	799	800,254

	Par (000)	Value (Note 2)

Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	$3,422	$3,421,913
1.192%, 05/03/04(b)(c)	179	178,982
Morgan Stanley
1.13%, 05/03/04(b)(c)	658	657,616
Natexis Banque NY
1.11%, 05/03/04(b)(c)	3,002	3,001,492
1.162%, 05/03/04(b)(c)	1,762	1,761,624
Societe Generale NY
1.137%, 05/03/04(b)(c)	15	15,251
Swedbank NY
1.06%, 05/17/04(b)(c)	650	650,017
Westdeutsche Landesbank
1.065%, 05/24/04(b)(c)	331	331,359
1.07%, 05/28/04(b)(c)	509	509,183

		12,229,058

Time Deposit — 0.3%
Deutsche Bank AG
1.04%, 05/03/04(b)	548	548,391

	Shares
Non-Registered Investment Company — 1.2%
BlackRock Institutional Money Market Trust(b)(j)	2,068,190	2,068,190

Registered Investment Companies — 0.5%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	388,541	388,541
BlackRock Provident Institutional Funds TempFund Portfolio(j)	388,541	388,541

		777,082

Total Short-Term Investments
(Cost $18,207,819)		18,207,819

Total Investments — 111.4%
(Cost $172,667,203; Note 5)		185,363,438
Liabilities in Excess of Other Assets — (11.4%)		(18,976,180)

Net Assets — 100.0%		$166,387,258

100

The following abbreviations are used throughout the Schedule of Investments:

REIT	—Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $16,574,474; cash collateral of $17,430,737 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

101

Strategic Partners Equity Income Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 99.4%
Common Stock
Aerospace — 1.9%
General Dynamics Corp.	10,000	$936,200
Northrop Grumman Corp.	20,000	1,985,000
United Technologies Corp.	22,800	1,966,728

		4,887,928

Beverages — 1.6%
Anheuser-Busch Cos., Inc.	40,000	2,049,600
Coca-Cola Co.	44,000	2,225,080

		4,274,680

Broadcasting — 2.7%
Clear Channel Communications, Inc.(a)	110,000	4,563,900
Westwood One, Inc.*	85,000	2,510,900

		7,074,800

Building Materials — 0.9%
American Standard Companies, Inc.*	21,500	2,261,585

Business Services — 1.3%
Fiserv, Inc.*	90,000	3,290,400

Cable Television — 2.5%
Comcast Corp. (Class “A” Stock)*	150,000	4,515,000
Comcast Corp. (Special Class “A” Stock)*(a)	75,000	2,174,250

		6,689,250

Chemicals — 0.7%
Air Products & Chemicals, Inc.	34,040	1,695,532
Cabot Corp.	800	27,040

		1,722,572

Computer Hardware — 1.5%
Hewlett-Packard Co.	200,000	3,940,000

Computer Services & Software — 3.0%
EMC Corp.*	16,200	180,792
Microsoft Corp.	300,000	7,791,000

		7,971,792

Conglomerates — 4.5%
3M Co.	22,500	1,945,800
Altria Group, Inc.	140,000	7,753,200
Johnson Controls, Inc.	40,000	2,194,400

		11,893,400

Consumer Products & Services — 5.0%
Avon Products, Inc.	60,000	5,040,000
Johnson & Johnson	25,000	1,350,750

	Shares	Value (Note 2)

Loews Corp. — Carolina Group	77,900	$2,044,096
Procter & Gamble Co.	45,000	4,758,750

		13,193,596

Electronic Components & Equipment — 1.9%
Agilent Technologies, Inc.*	11,100	299,811
General Electric Co.	160,000	4,792,000

		5,091,811

Entertainment & Leisure — 6.0%
Carnival Corp.(a)	37,500	1,600,125
Harley-Davidson, Inc.(a)	40,000	2,252,800
Royal Caribbean Cruises Ltd.(a)	13,000	526,890
Time Warner, Inc.*	195,000	3,279,900
Viacom, Inc. (Class “B” Stock)	210,000	8,116,500

		15,776,215

Financial — Bank & Trust — 8.0%
Bank of America Corp.	135,000	10,866,150
Bank One Corp.	175,000	8,639,750
Fifth Third Bancorp	29,500	1,582,970

		21,088,870

Financial Services — 10.8%
Citigroup, Inc.	260,000	12,503,401
Fannie Mae	60,000	4,123,200
Lehman Brothers Holdings, Inc.	20,000	1,468,000
MBNA Corp.	175,000	4,266,500
Merrill Lynch & Co., Inc.	40,000	2,169,200
Morgan Stanley Dean Witter & Co.	72,500	3,725,775

		28,256,076

Food — 0.8%
Dean Foods Co.*	60,800	2,041,664

Healthcare Services — 6.1%
Anthem, Inc.*(a)	46,500	4,118,970
Caremark Rx, Inc.*(a)	48,000	1,624,800
HCA, Inc.(a)	100,000	4,063,000
Health Management Associates, Inc. (Class “A” Stock)(a)	80,000	1,850,400
WellPoint Health Networks, Inc.*	40,000	4,467,600

		16,124,770

Industrial Products — 0.3%
Ingersoll-Rand Co. (Class “A” Stock)	10,200	658,410

Insurance — 9.6%
ACE Ltd.	115,000	5,041,600
AFLAC, Inc.	33,340	1,407,948
Allstate Corp. (The)	75,000	3,442,500

102

	Shares	Value (Note 2)

American International Group, Inc.	145,500	$10,425,075
Axis Capital Holdings Ltd.	75,200	2,049,200
MetLife, Inc.	57,400	1,980,300
XL Capital Ltd. (Class “A” Stock)	12,500	954,375

		25,300,998

Medical Supplies & Equipment — 2.1%
Alcon, Inc. (Switzerland)	30,000	2,227,500
Applera Corp. — Applied Biosystems Group	100,000	1,857,000
Boston Scientific Corp.*	35,000	1,441,650

		5,526,150

Oil & Gas — 9.7%
Baker Hughes, Inc.	50,000	1,834,000
BP PLC [ADR] (United Kingdom)	100,000	5,290,000
ConocoPhillips	100,000	7,130,000
EnCana Corp.	20,000	784,400
Exxon Mobil Corp.	57,500	2,446,625
Kerr-McGee Corp.	45,000	2,201,850
Nabors Industries Ltd.*	50,000	2,218,000
Noble Energy, Inc.	25,000	1,152,500
Occidental Petroleum Corp.	47,500	2,242,000
Western Gas Resources, Inc.	1,200	65,340

		25,364,715

Pharmaceuticals — 4.8%
Forest Laboratories, Inc.*	35,000	2,256,800
Pfizer, Inc.	225,000	8,046,000
Wyeth	60,000	2,284,200

		12,587,000

Railroads — 5.0%
Burlington Northern Santa Fe Corp.	175,000	5,722,500
Union Pacific Corp.	125,000	7,366,250

		13,088,750

Retail & Merchandising — 3.2%
Bed Bath & Beyond, Inc.*	17,300	642,176
Family Dollar Stores, Inc.	12,500	401,750
Home Depot, Inc.	145,000	5,102,550
Lowe’s Companies, Inc.	40,000	2,082,400
TJX Companies, Inc.(a)	12,600	309,582

		8,538,458

Semiconductors — 0.3%
Applied Materials, Inc.*	50,000	911,500

	Shares	Value (Note 2)

Telecommunications — 2.5%
BellSouth Corp.	75,000	$1,935,750
Verizon Communications, Inc.	125,000	4,717,500

		6,653,250

Utilities — 2.7%
Dominion Resources, Inc.	5,200	331,812
Entergy Corp.	40,000	2,184,000
Exelon Corp.	37,500	2,510,250
PPL Corp.	50,000	2,142,500

		7,168,562

Total Long-Term Investments
(Cost $220,607,328)		261,377,202

	Par (000)
Short-Term Investments — 5.9%
Corporate Obligations — 3.4%
American Express Credit
1.07%, 05/13/04(b)(c)	$5,842	5,841,563
Canadian Imperial Bank of Commerce
1.07%, 05/28/04(b)(c)	852	851,605
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	201	200,947
Natexis Banque NY
1.11%, 05/03/04(b)(c)	287	286,799
1.162%, 05/03/04(b)(c)	215	214,674
Swedbank NY
1.06%, 05/17/04(b)(c)	1,413	1,412,648
Westdeutsche Landesbank
1.06%, 05/10/04(b)(c)	226	225,731

		9,033,967

Time Deposit — 0.1%
Deutsche Bank AG
1.04%, 05/03/04(b)	233	232,776

	Shares
Non-Registered Investment Company — 0.8%
BlackRock Institutional Money Market Trust(b)(j)	2,028,026	2,028,026

Registered Investment Companies — 1.6%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	2,075,066	2,075,066

103

Strategic Partners Equity Income Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

BlackRock Provident Institutional Funds TempFund Portfolio(j)	2,075,066	$2,075,066

		4,150,132

Total Short-Term Investments
(Cost $15,444,901)		15,444,901

Total Investments — 105.3%
(Cost $236,052,229; Note 5)		276,822,103
Liabilities in Excess of Other Assets — (5.3%)		(14,054,232)

Net Assets — 100.0%		$262,767,871

The following abbreviation is used throughout the Schedule of Investments:

ADR	—American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $10,846,812; cash collateral of $11,294,769 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

104

Strategic Partners Growth with Income Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 98.6%
Common Stock
Aerospace — 3.8%
Lockheed Martin Corp.	13,070	$623,439
United Technologies Corp.	9,690	835,859

		1,459,298

Airlines — 0.6%
Southwest Airlines Co.	17,040	243,331

Automotive Parts — 0.5%
Magna International, Inc. (Class “A” Stock)	2,410	190,149

Beverages — 2.4%
Coca-Cola Co.	8,300	419,731
PepsiCo, Inc.	9,674	527,136

		946,867

Biotechnology — 1.5%
Genzyme Corp.*	8,150	355,014
Gilead Sciences, Inc.*	3,980	242,103

		597,117

Broadcasting — 2.1%
Clear Channel Communications, Inc.	9,890	410,336
Fox Entertainment Group, Inc. (Class “A” Stock)*	14,500	403,825

		814,161

Business Services — 1.5%
Accenture Ltd. (Class “A” Stock)*(a)	11,520	273,830
ARAMARK Corp. (Class “B” Stock)	6,670	190,762
Fiserv, Inc.*	2,800	102,368

		566,960

Cable Television — 2.0%
Comcast Corp. (Class “A” Stock)*	12,477	375,558
EchoStar Communications Corp. (Class “A” Stock)*	11,860	393,633

		769,191

Chemicals — 4.1%
Dow Chemical Co.	11,930	473,502
DuPont, (E.I.) de Nemours & Co.	8,300	356,485
PPG Industries, Inc.	3,510	208,178
Praxair, Inc.	14,680	536,554

		1,574,719

Computer Hardware — 2.0%
Dell, Inc.*	14,450	501,559
Hewlett-Packard Co.	5,171	101,869
Lexmark International, Inc.*	2,100	189,966

		793,394

	Shares	Value (Note 2)

Computer Services & Software — 6.3%
Cisco Systems, Inc.*	41,400	$864,018
Microsoft Corp.	49,350	1,281,620
Veritas Software Corp.*	10,770	287,236

		2,432,874

Conglomerates — 3.7%
General Electric Co.	30,030	899,399
Tyco International Ltd.(a)	20,110	552,020

		1,451,419

Consumer Products & Services — 8.3%
Colgate-Palmolive Co.	7,190	416,157
Johnson & Johnson	25,590	1,382,629
Kimberly-Clark Corp.	6,360	416,262
Newell Rubbermaid, Inc.(a)	8,410	198,812
Procter & Gamble Co.	4,050	428,288
Reckitt Benckiser PLC (United Kingdom)	15,800	410,761

		3,252,909

Electronic Components & Equipment — 0.2%
Agere Systems, Inc. (Class “B” Stock)*	28,000	60,760

Entertainment & Leisure — 3.3%
Disney, (Walt) Co.	12,400	285,572
Harley-Davidson, Inc.	5,500	309,760
Time Warner, Inc.*	22,300	375,086
Viacom, Inc. (Class “B” Stock)	7,653	295,788

		1,266,206

Farming & Agriculture — 0.6%
Monsanto Co.	7,200	249,048

Financial — Bank & Trust — 4.1%
Bank of America Corp.	5,600	450,744
Bank One Corp.	14,120	697,105
Wells Fargo & Co.	7,540	425,708

		1,573,557

Financial Services — 10.2%
American Express Co.	8,770	429,292
Citigroup, Inc.	29,360	1,411,923
Countrywide Financial Corp.	2,100	124,530
Fannie Mae	12,220	839,758
Goldman Sachs Group, Inc.(a)	1,750	168,875
Legg Mason, Inc.(a)	2,400	220,944
Lehman Brothers Holdings, Inc.	2,450	179,830
Merrill Lynch & Co., Inc.	11,330	614,426

		3,989,578

Food — 1.1%
General Mills, Inc.(a)	8,600	419,250

105

Strategic Partners Growth with Income Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Healthcare Services — 0.8%
HCA, Inc.(a)	7,800	$316,914

Industrial Products — 1.2%
Eaton Corp.	4,900	290,962
Illinois Tool Works, Inc.	1,940	167,247

		458,209

Insurance — 2.8%
American International Group, Inc.	12,845	920,344
The Hartford Financial Services Group, Inc.	2,560	156,365

		1,076,709

Machinery & Equipment — 1.1%
Caterpillar, Inc.	5,400	419,742

Medical Supplies & Equipment — 2.5%
Bard, (C.R.), Inc.	1,920	204,038
Baxter International, Inc.(a)	10,430	330,110
Guidant Corp.	6,630	417,756

		951,904

Oil & Gas — 7.9%
BP PLC [ADR] (United Kingdom)(a)	18,215	963,574
EnCana Corp.	4,530	177,667
Encana Corp. (Canada)	4,170	163,131
EOG Resources, Inc.	3,800	187,150
Halliburton Co.(a)	12,980	386,804
Noble Corp.*	6,050	224,818
Schlumberger Ltd.	3,930	230,023
Total SA [ADR] (France)(a)	4,430	408,092
Unocal Corp.	9,610	346,344

		3,087,603

Pharmaceuticals — 4.3%
Abbott Laboratories	10,100	444,602
Allergan, Inc.	3,100	272,955
Lilly, (Eli) & Co.(a)	1,800	132,858
Novartis AG (Switzerland)	1,440	64,193
Roche Holding AG (Switzerland)	3,760	394,385
Wyeth	9,500	361,665

		1,670,658

Printing & Publishing — 1.5%
New York Times Co. (Class “A” Stock)	12,840	588,200
Railroads — 0.8%
Canadian National Railway Co. (Canada)	100	3,777
Union Pacific Corp.	5,440	320,579

		324,356
Restaurants — 0.5%
McDonald’s Corp.	7,380	200,957

	Shares	Value (Note 2)

Retail & Merchandising — 5.7%
CVS Corp.	10,130	$391,322
Gap, Inc.	4,100	90,241
Home Depot, Inc.(a)	5,860	206,213
Kohl’s Corp.*(a)	9,960	416,228
Target Corp.	15,750	683,078
TJX Companies, Inc.(a)	17,030	418,427

		2,205,509

Semiconductors — 3.3%
Analog Devices, Inc.	9,420	401,292
Intel Corp.	14,780	380,289
Novellus Systems, Inc.*(a)	6,000	173,760
Texas Instruments, Inc.(a)	13,440	337,344

		1,292,685

Telecommunications — 3.0%
Nortel Networks Corp. (Canada)*	54,100	202,334
Sprint Corp.(a)	19,785	353,954
Telefonaktiebolaget LM Ericsson [ADR] (Sweden)*	5,300	141,351
Verizon Communications, Inc.	380	14,341
Vodafone Group PLC [ADR] (United Kingdom)(a)	18,566	455,609

		1,167,589

Tobacco — 1.3%
Altria Group, Inc.	9,140	506,173

Transportation — 1.4%
FedEx Corp.	4,340	312,089
United Parcel Service, Inc. (Class “B” Stock)	3,100	217,465

		529,554

Utilities — 2.2%
Dominion Resources, Inc.(a)	5,620	358,612
Entergy Corp.	1,400	76,440
Exelon Corp.	5,990	400,971

		836,023

Total Long-Term Investments
(Cost $35,126,031)		38,283,573

	Par (000)
Short-Term Investments — 17.8%
Commercial Paper — 1.4%
Monumental Global Funding
1.10%, 05/28/04(b)(c)	$2	2,082
Tannehill Capital Co., LLC
1.04%, 05/18/04(b)	531	530,474

		532,556

106

	Par (000)	Value (Note 2)

Corporate Obligations — 11.5%
Bank of America NA
1.05%, 05/03/04(b)(c)	927	$927,476
General Electric Capital Corp.
1.06%, 05/10/04(b)(c)	28	28,101
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	1,136	1,136,408
Morgan Stanley
1.13%, 05/03/04(b)(c)	486	485,934
Natexis Banque NY
1.11%, 05/03/04(b)(c)	1,197	1,196,482
1.162%, 05/03/04(b)(c)	718	717,660

		4,492,061

Time Deposit — 0.6%
Deutsche Bank AG
1.04%, 05/03/04(b)	242	242,172

	Shares
Non-Registered Investment Company — 2.2%
BlackRock Institutional Money Market Trust(b)(j)	853,207	853,207

Registered Investment Companies — 2.1%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	402,489	402,489
BlackRock Provident Institutional Funds TempFund Portfolio(j)	402,488	402,488

		804,977

Value (Note 2)

Total Short-Term Investments
(Cost $6,924,973)	$6,924,973

Total Investments — 116.4%
(Cost $42,051,004; Note 5)	45,208,546
Liabilities in Excess of Other Assets — (16.4%)	(6,376,249)

Net Assets — 100.0%	$38,832,297

The following abbreviation is used throughout the Schedule of Investments:

ADR	—American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $5,867,708; cash collateral of $6,119,996 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

107

Strategic Partners Capital Income Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 99.4%
Common Stock — 90.2%
Aerospace — 3.4%
Honeywell International, Inc.	77,900	$2,693,782
United Technologies Corp.	36,900	3,182,994

		5,876,776

Beverages — 1.5%
PepsiCo, Inc.	47,900	2,610,071

Building Materials — 0.2%
Masco Corp.(a)	10,616	297,354

Business Services — 0.9%
First Data Corp.	35,500	1,611,345

Chemicals — 6.4%
Air Products & Chemicals, Inc.	45,600	2,271,336
DuPont, (E.I.) de Nemours & Co.	47,500	2,040,125
Eastman Chemical Co.(a)	45,200	1,924,164
PPG Industries, Inc.	27,200	1,613,232
Praxair, Inc.	90,300	3,300,465

		11,149,322

Computer Hardware — 3.1%
Dell, Inc.*(a)	94,500	3,280,095
International Business Machines Corp.	23,500	2,071,995

		5,352,090

Computer Services & Software — 8.3%
Cisco Systems, Inc.*	234,200	4,887,754
EMC Corp.*	65,500	730,980
Microsoft Corp.(a)	192,600	5,001,822
Oracle Corp.*(a)	152,100	1,706,562
Symantec Corp.*	44,800	2,018,240

		14,345,358

Consumer Products & Services — 4.3%
Johnson & Johnson	89,000	4,808,670
Procter & Gamble Co.	24,443	2,584,847

		7,393,517

Electronic Components & Equipment — 4.7%
Emerson Electric Co.	25,800	1,553,676
General Electric Co.	134,600	4,031,270
Jabil Circuit, Inc.*	98,200	2,591,498

		8,176,444

Entertainment & Leisure — 1.1%
Viacom, Inc. (Class “B” Stock)(a)	50,700	1,959,555

Financial — Bank & Trust — 2.6%
Bank of New York Co., Inc. (The)	73,300	2,135,962
State Street Corp.	47,500	2,318,000

		4,453,962

	Shares	Value (Note 2)

Financial Services — 13.4%
Citigroup, Inc.	114,300	$5,496,687
Fannie Mae(a)	71,400	4,906,608
Freddie Mac	36,900	2,154,960
Goldman Sachs Group, Inc.(a)	42,900	4,150,575
MBNA Corp.	101,900	2,484,322
Morgan Stanley Dean Witter & Co.	73,800	3,792,582

		22,985,734

Industrial Products — 5.4%
Eaton Corp.	65,500	3,889,390
Illinois Tool Works, Inc.	18,400	1,586,264
Ingersoll-Rand Co. (Class “A” Stock)	60,800	3,924,640

		9,400,294

Insurance — 4.5%
Allstate Corp. (The)	36,900	1,693,710
PMI Group, Inc. (The)(a)	67,800	2,917,434
Radian Group, Inc.	66,800	3,106,868

		7,718,012

Internet Services — 1.3%
eBay, Inc.*(a)	27,200	2,171,104

Machinery & Equipment — 1.1%
Deere & Co.	28,600	1,945,944

Medical Supplies & Equipment — 2.4%
Amgen, Inc.*(a)	30,400	1,710,608
Medtronic, Inc.	48,800	2,462,448

		4,173,056

Metals & Mining — 1.2%
Alcoa, Inc.	67,300	2,069,475

Paper & Forest Products — 2.6%
International Paper Co.	64,100	2,584,512
Weyerhaeuser Co.	31,300	1,852,960

		4,437,472

Pharmaceuticals — 3.9%
Pfizer, Inc.	188,980	6,757,925

Retail & Merchandising — 9.0%
Bed Bath & Beyond, Inc.*	44,700	1,659,264
Home Depot, Inc.(a)	59,900	2,107,881
Lowe’s Companies, Inc.(a)	65,900	3,430,754
Target Corp.	74,700	3,239,739
Wal-Mart Stores, Inc.	26,800	1,527,600
Walgreen Co.	103,700	3,575,576

		15,540,814

Semiconductors — 8.0%
Altera Corp.*(a)	89,400	1,788,894
Applied Materials, Inc.*	112,600	2,052,698
Intel Corp.	149,300	3,841,489

108

		Shares	Value (Note 2)

Linear Technology Corp.(a)		59,900	$2,134,237
Maxim Integrated Products, Inc.(a)		28,600	1,315,314
Texas Instruments, Inc.(a)		106,600	2,675,660

			13,808,292

Telecommunications — 0.9%
QUALCOMM, Inc.		25,800	1,611,468

Total Common Stock
(Cost $148,981,094)			155,845,384

	Moody’s Rating	Par (000)
Corporate Obligations — 5.4%
Automobile Manufacturers — 0.1%
Ford Motor Co., Notes
7.45%, 07/16/31	Baa1	$125	122,206
General Motors Corp., Debs.
8.25%, 07/15/23	Baa1	45	48,277
Sr. Notes
7.125%, 07/15/13(a)	Baa1	45	47,446

			217,929

Automotive Parts — 0.1%
Lear Corp., Gtd. Notes, Series B
8.11%, 05/15/09	Ba1	85	97,856

Broadcasting — 0.1%
Clear Channel Communications, Inc., Sr. Notes
7.65%, 09/15/10	Baa3	15	17,162
5.00%, 03/15/12	Baa3	110	109,387
News America, Inc., Gtd. Bonds
6.55%, 03/15/33	Baa3	70	71,320

			197,869

Cable Television — 0.1%
Comcast Cable Communications, Inc., Sr. Notes
6.75%, 01/30/11	Baa3	195	213,990

Financial Services — 3.0%
American General Finance, Notes, Series H
4.00%, 03/15/11	A1	70	66,904

	Moody’s Rating	Par (000)	Value (Note 2)

CIT Group, Inc., Sr. Notes
5.75%, 09/25/07	A2	$175	$186,602
Freddie Mac, Notes
2.125%, 11/15/05(a)	Aaa	2,135	2,136,365
General Motors Acceptance Corp., Notes
6.875%, 09/15/11	A3	35	36,789
Goldman Sachs Group, Inc., Notes
4.75%, 07/15/13	Aa3	450	428,858
Household Finance Co., Notes
6.75%, 05/15/11	A1	350	388,059
J.P. Morgan Chase & Co., Sub. Notes
6.75%, 02/01/11	A2	350	391,525
Lehman Brothers Holdings, Notes
3.50%, 08/07/08	A1	45	44,228
MBNA Corp., Notes
6.125%, 03/01/13	Baa2	150	158,239
Morgan Stanley, Notes
5.30%, 03/01/13	Aa3	350	350,417
National Rural Utilities, Notes
4.75%, 03/01/14	A1	150	145,005
Pemex Project Funding Master Trust, Gtd. Notes
8.00%, 11/15/11	Baa1	135	149,310
PNC Funding Corp., Bonds
5.25%, 11/15/15	A3	175	171,663
Verizon Global Funding Corp., Notes
7.75%, 12/01/30	A2	115	131,987
Washington Mutual, Inc., Notes
4.00%, 01/15/09	A3	185	182,526
6.875%, 06/15/11	A3	250	279,994

			5,248,471

Insurance — 0.1%
Loews Corp., Notes
5.25%, 03/15/16	Baa1	125	117,873
Zurich Reinsurance, Sr. Notes
7.125%, 10/15/23	Baa1	65	64,779

			182,652

Oil & Gas — 0.1%
Duke Energy Field Services Corp., Notes
8.125%, 08/16/30	Baa2	120	143,411

109

Strategic Partners Capital Income Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

Valero Energy Corp., Notes
7.50%, 04/15/32	Baa3	$45	$50,730

			194,141

Paper & Forest Products — 0.1%
Weyerhaeuser Co., Notes
6.75%, 03/15/12	Baa2	95	104,305

Real Estate — 0.2%
Centex Corp., Sr. Notes
5.70%, 05/15/14	Baa2	80	79,546
Simon Property Group L.P., Notes
6.35%, 08/28/12	Baa2	300	321,803

			401,349

Restaurants — 0.1%
Yum! Brands, Inc., Sr. Notes
8.875%, 04/15/11	Ba1	75	91,551

Retail & Merchandising — 0.1%
Safeway, Inc., Notes
5.80%, 08/15/12	Baa2	140	144,054

Telecommunications — 0.5%
AT&T Corp., Sr. Notes
7.80%, 11/15/11 144A	Baa2	20	21,977
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)
8.75%, 06/15/30(l)	Baa3	250	311,426
France Telecom SA, Notes (France)
9.75%, 03/01/31(l)	Baa3	80	102,893
Koninklijke KPN NV, Sr., Unsub., (Netherlands)
8.00%, 10/01/10(l)	Baa1	35	40,991
Sprint Capital Corp., Gtd. Notes
8.75%, 03/15/32	Baa3	200	239,599
Telecom Italia Capital, Gtd. Notes (Italy)
5.25%, 11/15/13 144A(a)(l)	Baa2	110	108,653

			825,539

Transportation
FEDEX Corp., Notes
9.65%, 06/15/12	Baa2	55	70,498

Utilities — 0.8%
Columbus Southern Power Series C, Sr. Notes
5.50%, 03/01/13	A3	360	367,127
Jersey Central Power & Light Co., 1st

	Moody’s Rating	Par (000)	Value (Note 2)

Mortgage
7.98%, 02/16/23	A2	$500	$519,094
PPL Energy Supply LLC, Sr. Notes
6.40%, 11/01/11	Baa2	65	69,971
PSE&G Power Co., Gtd. Notes
6.95%, 06/01/12	Baa1	260	287,633
TXU Corp., Series C. Notes
6.375%, 01/01/08	Ba1	95	102,006
TXU Energy Co., Sr. Notes
7.00%, 03/15/13	Baa2	75	83,044

			1,428,875

Total Corporate Obligations
(Cost $9,405,834)			9,419,079

U.S. Government Agency Obligations — 2.9%
Federal Home Loan Mortgage Corp.
2.875%, 09/15/05		800	809,658
5.00%, 08/01/33		861	835,951

			1,645,609

Federal National Mortgage Assoc.
4.471%, 12/01/33		86	87,707
4.619%, 11/01/33		225	231,039
4.783%, 11/25/33		60	61,130
5.00%, 02/01/19		412	414,731
5.19%, 11/01/33		118	122,515
5.50%, 09/01/33		2,296	2,292,656
7.25%, 05/15/30(a)		150	179,834

			3,389,612

(Cost $5,094,303)			5,035,221

Collateralized Mortgage Obligations — 0.5%
MLCC Mortgage Investors, Inc. Series
2003-G Class A1
1.41%, 01/25/29	Aaa	196	196,026
Structured Adjustable Rate Mortgage Loan Series 2004-3AC Class A1
4.94%, 03/25/34	Aaa	488	495,225
Structured Asset Securities Corp. Series 2004-2AC Class A1
5.06%, 02/25/34	Aaa	159	158,849

(Cost $858,030)			850,100

110

	Moody’s Rating	Par (000)	Value (Note 2)

Asset Backed Securities — 0.3%
Accredited Mortgage Loan Trust Series 2003-3 Class A3
1.48%, 01/25/34	Aaa	$185	$185,428
Chase Funding Mortgage Loan Trust Series 2003-6 Class 2A2
1.39%, 09/25/33	Aaa	200	200,125
Vanerbilt Mortgage Finance Series 2002-B Class A4
5.84%, 02/07/26	Aaa	55	53,338

(Cost $439,816)			438,891

Sovereign Issues — 0.1%
United Mexican States
7.50%, 01/14/12	Baa2	100	109,250
7.50%, 04/08/33	Baa2	20	19,850

(Cost $128,760)			129,100

Total Long-Term Investments
(Cost $164,907,836)			171,717,775

Short-Term Investments — 22.2%
Commercial Paper — 6.4%
Atomium Funding Corp.
1.05%, 05/19/04(b)		4,403	4,399,324
Fairway Finance Corp.
1.045%, 05/13/04(b)		426	425,732
HBOS Treasury Services, PLC
1.132%, 08/11/04(b)		103	102,226
Tannehill Capital Co., LLC
1.071%, 05/18/04(b)		6,226	6,220,906

			11,148,188

Corporate Obligations — 12.9%
Merrill Lynch & Co., Inc.
1.24%, 05/03/04(b)(c)		2,223	2,222,834
1.252%, 05/03/04(b)(c)		3,221	3,221,315
1.264%, 05/03/04(b)(c)		4,815	4,815,000
Morgan Stanley
1.209%, 05/03/04(b)(c)		3,966	3,965,540
Natexis Banque NY
1.199%, 05/03/04(b)(c)		5,156	5,155,191
Societe Generale NY		2,910	2,909,467
1.239%, 05/03/04(b)(c)

			22,289,347

	Par (000)	Value (Note 2)

Time Deposit — 0.9%
Deutsche Bank AG
1.154%, 05/03/04(b)	$1,610	$1,610,169

	Shares
Non-Registered Investment Company — 1.3%
BlackRock Institutional Money Market Trust(b)(j)	2,181,054	2,181,054

Registered Investment Company — 0.7%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,223,378	1,223,378

Total Short-Term Investments
(Cost $38,452,136)		38,452,136

Total Investments — 121.6%
(Cost $203,359,972; Note 5)		210,169,911
Liabilities in Excess of Other Assets — (21.6%)		(37,299,539)

Net Assets — 100.0%		$172,870,372

The following abbreviation is used throughout the Schedule of Investments:

L.P.	Limited Partnership

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $35,706,151; cash collateral of $37,228,758 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(j)	Security available to institutional investors only.
(l)	US$ Denominated Foreign Bonds.

111

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Long-Term Investments — 97.8%
Common Stock — 60.5%
Airlines — 0.1%
Southwest Airlines Co.	6,247	$89,207

Automobile Manufacturers — 1.2%
Ford Motor Co.(a)	111,435	1,711,642

Automotive Parts — 0.1%
Advance Auto Parts, Inc.*	2,082	89,838

Beverages — 1.5%
Coca-Cola Enterprises, Inc.(a)	23,239	627,453
Coors, (Adolph) Co. (Class “B” Stock)	18,669	1,226,740
PepsiAmericas, Inc.	15,619	312,849

		2,167,042

Building Materials — 0.4%
Sherwin-Williams Co. (The)	16,490	627,445

Business Services — 0.1%
Convergys Corp.*	3,881	56,352
Equifax, Inc.	5,497	134,732

		191,084

Computer Hardware — 2.0%
Dell, Inc.*	4,526	157,097
Hewlett-Packard Co.	15,268	300,780
International Business Machines Corp.	27,450	2,420,267

		2,878,144

Computer Services & Software — 2.6%
AutoDesk, Inc.	2,107	70,585
Cisco Systems, Inc.*	45,744	954,677
Computer Sciences Corp.*(a)	4,578	187,286
Microsoft Corp.	93,417	2,426,039

		3,638,587

Conglomerates — 1.3%
3M Co.(a)	657	56,817
Cendant Corp.(a)	35,346	836,993
Tyco International Ltd.(a)	32,345	887,871

		1,781,681

Construction — 1.0%
KB Home	6,379	439,704
NVR, Inc.*(a)	2,133	961,983

		1,401,687

Consumer Products & Services — 5.5%
Black & Decker Corp.	13,314	770,215
Energizer Holdings, Inc.*	7,153	309,725
Gillette Co.(a)	20,636	844,425

	Shares	Value (Note 2)

Hasbro, Inc.	23,787	$449,336
Johnson & Johnson	43,197	2,333,934
Kimberly-Clark Corp.	942	61,654
Procter & Gamble Co.	12,398	1,311,089
Rent-A-Center, Inc.*	22,568	660,565
Reynolds, (R.J.) Tobacco Holdings, Inc.	16,967	1,098,953

		7,839,896

Containers & Packaging — 0.1%
Crown Holdings, Inc.*	12,313	103,922

Electronic Components & Equipment — 2.0%
Arrow Electronics, Inc.*	10,756	271,912
Avnet, Inc.*	23,070	499,235
Eastman Kodak Co.(a)	52,034	1,341,957
General Electric Co.	12,934	387,373
Sanmina-SCI Corp.*	30,369	304,297

		2,804,774

Entertainment & Leisure — 2.5%
Disney, (Walt) Co.	69,260	1,595,058
Regal Entertainment Group (Class “A” Stock)	12,818	279,304
Time Warner, Inc.*	95,972	1,614,249

		3,488,611

Exchange Traded Funds — 1.7%
iShares GS $ InvesTop Corporate Bond	22,550	2,457,950

Farming & Agriculture — 0.7%
Monsanto Co.	26,679	922,827

Financial — Bank & Trust — 3.9%
Bank of America Corp.	28,960	2,330,990
National City Corp.	43,975	1,524,613
Wachovia Corp.	37,386	1,710,410

		5,566,013

Financial Services — 3.8%
American Express Co.(a)	8,997	440,403
Citigroup, Inc.	53,945	2,594,215
Compucredit Corp.*	7,428	123,082
Fannie Mae	11,832	813,095
Goldman Sachs Group, Inc.(a)	1,652	159,418
Lehman Brothers Holdings, Inc.	3,893	285,746
MBNA Corp.	23,647	576,514
Morgan Stanley Dean Witter & Co.	3,931	202,014
New Century Financial Corp.	2,800	118,804

		5,313,291

Food — 1.3%
Archer-Daniels-Midland Co.(a)	18,424	323,525

112

	Shares	Value (Note 2)

Corn Products International, Inc.	1,019	$43,308
Tyson Foods, Inc. (Class “A” Stock)(a)	76,614	1,435,746

		1,802,579

Healthcare Services — 0.1%
Humana, Inc.*	6,846	111,521
UnitedHealth Group, Inc.	360	22,133

		133,654

Insurance — 4.1%
ACE Ltd.	23,077	1,011,696
American International Group, Inc.	8,345	597,919
Berkley, (W.R.) Corp.	15,854	642,087
Fidelity National Financial, Inc.	5,145	188,307
First American Corp.	32,417	879,149
Lincoln National Corp.	17,044	764,935
Odyssey Re Holdings Corp.(a)	1,894	44,945
Principal Financial Group, Inc.	31,112	1,098,253
Progressive Corp. (The)	2,043	178,803
Protective Life Corp.	10,559	379,702

		5,785,796

Internet Services — 0.7%
Checkfree Corp.*	4,619	138,755
EarthLink, Inc.*	46,933	432,252
United Online, Inc.*	11,301	187,597
VeriSign, Inc.*	15,798	254,822

		1,013,426

Machinery & Equipment — 0.3%
Stanley Works(a)	8,293	352,535

Medical Supplies & Equipment — 2.0%
AmerisourceBergen Corp.	11,018	637,832
Amgen, Inc.*	12,706	714,967
Becton, Dickinson & Co.	22,497	1,137,223
Respironics, Inc.*	5,927	310,634

		2,800,656

Metals & Mining — 0.3%
Phelps Dodge Corp.*	6,755	444,682

Office Equipment — 0.3%
United Stationers, Inc.*	9,994	379,772

Oil & Gas — 4.1%
ChevronTexaco Corp.	20,093	1,838,509
ConocoPhillips	547	39,001
Exxon Mobil Corp.	27,963	1,189,826
Kerr-McGee Corp.	703	34,398
Marathon Oil Corp.	19,988	670,797
Schlumberger Ltd.	15,688	918,219
Sunoco, Inc.	16,826	1,058,355

	Shares	Value (Note 2)

Valero Energy Corp.	556	$35,451

		5,784,556

Paper & Forest Products — 1.0%
Georgia-Pacific Corp.(a)	8,513	298,806
Louisiana-Pacific Corp.	28,647	675,783
Potlatch Corp.	12,907	488,917

		1,463,506

Pharmaceuticals — 2.4%
King Pharmaceuticals, Inc.*	34,412	593,607
Merck & Co., Inc.	2,646	124,362
Perrigo Co.	22,120	477,128
Pfizer, Inc.	62,409	2,231,746

		3,426,843

Printing & Publishing — 0.3%
McGraw-Hill Companies, Inc.	5,562	438,619

Railroads — 0.1%
Burlington Northern Santa Fe Corp.	540	17,658
Union Pacific Corp.	1,767	104,129

		121,787

Restaurants — 1.1%
McDonald’s Corp.	55,857	1,520,986

Retail & Merchandising — 3.9%
7-Eleven, Inc.*	1,917	30,864
Amazon.com, Inc.*	1,217	52,891
Barnes & Noble, Inc.*	12,138	362,562
Blockbuster, Inc. (Class “A” Stock)(a)	25,560	423,018
Claire’s Stores, Inc.	11,753	239,526
Federated Department Stores, Inc.	34,337	1,682,512
Gap, Inc.(a)	22,641	498,328
Home Depot, Inc.	990	34,838
May Department Stores Co.	19,381	596,935
RadioShack Corp.	11,902	366,106
Saks, Inc.(a)	3,944	56,794
SUPERVALU, Inc.	37,105	1,142,463

		5,486,837

Semiconductors — 1.6%
Intel Corp.	74,265	1,910,838
Texas Instruments, Inc.(a)	12,726	319,423

		2,230,261

Telecommunications — 3.3%
ALLTEL Corp.(a)	1,946	97,962
Aspect Communications Corp.*	7,341	86,844
AT&T Corp.(a)	4,787	82,097
BellSouth Corp.	31,619	816,086
Motorola, Inc.	33,541	612,123

113

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Shares	Value (Note 2)

Nextel Communications, Inc. (Class “A” Stock)*	40,631	$969,456
PanAmSat Corp.*	27,654	638,254
Sprint Corp.	44,918	803,583
Verizon Communications, Inc.	13,728	518,095

		4,624,500

Transportation — 0.4%
FedEx Corp.	643	46,238
United Parcel Service, Inc. (Class “B” Stock)	7,093	497,574

		543,812

Utilities — 2.7%
CenterPoint Energy, Inc.	65,658	708,450
Edison International Co.	61,589	1,441,183
TXU Corp.(a)	47,474	1,620,761
UGI Corp.	3,183	100,265

		3,870,659

Total Common Stock
(Cost $73,010,094)		85,299,107

	Par (000)
U.S. Government Agency Obligations — 18.1%
Federal Home Loan Bank
1.875%, 06/15/06	$1,000	986,528

Federal Home Loan Mortgage Corp.
3.375%, 04/15/09(a)	1,600	1,554,811
4.875%, 03/15/07(a)	400	420,574
5.00%, 05/15/19-08/01/33	2,245	2,222,772
5.50%, 12/01/33	663	662,746
6.00%, 06/15/34	1,500	1,529,063
6.50%, 06/01/16-06/01/31	703	736,269
7.00%, 06/01/14-08/01/29	232	247,352

		7,373,587

Federal National Mortgage Assoc.
1.49%, 07/25/17(c)	390	390,574
3.25%, 11/15/07-08/15/08	2,450	2,436,763
5.00%, 05/15/19 [TBA]	2,780	2,796,451
5.50%, 12/01/16-05/15/34	5,260	5,275,255
5.75%, 02/15/08	400	430,987
6.00%, 12/01/13-06/15/34	1,627	1,668,680
6.50%, 07/01/29-01/01/32	713	742,447
6.625%, 10/15/07(a)	450	498,200
7.00%, 05/01/11-06/01/32	1,668	1,766,430
7.50%, 07/01/29-09/01/30	138	148,140

		16,153,927

		Par (000)	Value (Note 2)

Government National Mortgage Assoc.
6.00%, 08/15/28		$54	$55,994
6.50%, 05/15/28-03/15/29		576	602,490
7.00%, 08/15/29-05/15/31		322	342,429
7.50%, 05/15/30		58	62,691

			1,063,604

(Cost $25,575,780)			25,577,646

	Moody’s Rating
Corporate Obligations — 10.8%
Automobile Manufacturers — 0.3%
General Motors Corp., Notes
7.20%, 01/15/11(a)	Baa1	425	452,525

Automotive Parts — 0.1%
Dana Corp., Notes
6.50%, 03/01/09	Ba3	100	105,500
Lear Corp., Gtd. Notes, Series B
8.11%, 05/15/09	Ba1	50	57,563

			163,063

Beverages — 0.1%
Miller Brewing Co., Notes
4.25%, 08/15/08 144A(cost $203,045; purchased 01/06/04)(g)	Baa1	200	200,883

Broadcasting — 0.3%
Liberty Media Corp., Sr. Notes
2.61%, 09/17/06(c)	Baa3	300	305,455
News America Holdings Co., Gtd. Notes
7.75%, 01/20/24	Baa3	100	114,753

			420,208

Cable Television — 0.6%
Comcast Cable Communications Corp., Notes
8.375%, 05/01/07	Baa3	350	397,042
Comcast Corp., Gtd. Notes
5.50%, 03/15/11	Baa3	350	359,095
Cox Communications, Inc., Notes
6.75%, 03/15/11	Baa2	100	109,410

			865,547

Chemicals — 0.2%
Crompton Corp., Sr. Notes
8.50%, 03/15/05	Ba2	250	260,653

114

	Moody’s Rating	Par (000)	Value (Note 2)

Consumer Products & Services — 0.4%
Dial Corp. (The), Sr. Notes
7.00%, 08/15/06	Baa3	$300	$325,861
General Electric Co., Notes
5.00%, 02/01/13	Aaa	250	249,001

			574,862

Containers & Packaging — 0.1%
Ball Corp., Gtd. Notes
7.75%, 08/01/06	Ba3	150	161,250

Diversified — 1.5%
Lehman Brothers Targeted Return Index Securities Trust Series 10-2002, Sec’d
6.829%, 01/22/02 144A(cost $1,052,041; purchased 05/23/02-08/14/02)(e)(g)	A3	1,022	1,136,989
Morgan Stanley Traded Custody Receipts Series 2002-2, Notes
7.061%, 03/01/32 144A(cost $789,735; purchased 03/15/02-08/28/02)(f)(g)	Baa1	756	870,289

			2,007,278

Entertainment & Leisure — 0.4%
Disney, (Walt) Co., Notes
5.50%, 12/29/06	Baa1	250	263,378
Park Place Entertainment, Inc., Sr. Sub. Notes
7.875%, 12/15/05	Ba2	200	213,000
Royal Caribbean Cruises, Sr. Notes
6.875%, 12/01/13	Ba2	100	100,750

			577,128

Environmental Services — 0.2%
Waste Management, Inc., Notes
7.00%, 10/15/06	Baa3	300	326,561

Financial — Bank & Trust — 0.5%
Bank of America Corp., Sr. Notes
4.375%, 12/01/10	Aa2	400	394,420
U.S. Bancorp, Sr. Notes
2.75%, 03/30/06	Aa3	300	301,317

			695,737

	Moody’s Rating	Par (000)	Value (Note 2)

Financial — Brokerage — 0.5%
Credit Suisse First Boston, Inc., Notes
1.39%, 06/19/06(c)	Aa3	$200	$200,906
Goldman Sachs Group, Inc., Notes
5.25%, 10/15/13	Aa3	150	147,702
Merrill Lynch & Co., Inc., Notes
2.07%, 06/12/06	Aa3	250	248,699
Morgan Stanley, Sr. Sub. Notes
4.75%, 04/01/14	A1e	150	140,414

			737,721

Financial Services – 1.9%
American General Finance, Notes
4.50%, 11/15/07	A1	200	206,163
American International Group, Inc., Notes
4.25%, 05/15/13 144A(cost $199,081; purchased 05/08/03)(g)	AAA(d)	200	187,794
Citigroup, Inc., Sub. Notes
7.25%, 10/01/10	Aa2	400	457,449
Diageo Capital PLC, Notes (United Kingdom)
3.375%, 03/20/08(l)	A2	250	246,754
Ford Motor Credit Co., Notes
7.375%, 10/28/09	A3	350	378,767
7.00%, 10/01/13	A3	150	154,529
Ford Motor Credit Co., Sr. Notes
5.80%, 01/12/09	A3	175	178,421
General Electric Capital Corp., Sr. Notes
4.25%, 12/01/10	Aaa	150	146,950
Goldman Sachs Group, Inc., Notes
6.125%, 02/15/33	Aa3	150	144,762
Morgan Stanley, Notes
4.25%, 05/15/10	Aa3	300	295,856
Wells Fargo & Co., Sub. Notes
4.95%, 10/16/13	Aa2	200	196,113

			2,593,558

115

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

Food — 0.2%
Cadbury Schweppes US Finance LLC, Notes
5.125%, 10/01/13 144A(cost $199,040; purchased 10/08/03)(g)	Baa2	$200	$197,788
Sysco Corp., Notes
4.60%, 03/15/14 144A(cost $99,945; purchased 02/27/04)(g)	A1	100	96,653

			294,441

Insurance — 0.2%
Monumental Global Funding II, Notes
3.85%, 03/03/08 144A(cost $250,000; purchased 02/05/03)(g)	Aa3	250	251,178

Medical Supplies & Equipment — 0.3%
Beckman Coulter, Inc., Gtd. Notes
7.45%, 03/04/08	Baa3	300	334,689
Schering-Plough Corp., Notes
5.30%, 12/01/13	A3	100	100,025

			434,714

Oil & Gas — 0.6%
Anadarko Petroleum Corp., Debs.
7.95%, 04/15/29	Baa1	200	239,642
Centerpoint Energy Resources, Sr. Notes
5.95%, 01/15/14	B(d)	200	198,875
Devon Energy Corp., Sr. Notes
2.75%, 08/01/06	Baa2	200	199,042
Kinder Morgan Energy Partners, L.P., Sr. Notes
5.00%, 12/15/13	Baa1	250	240,474

			878,033

Printing & Publishing — 0.2%
Quebecor World Cap Corp., Gtd.
6.125%, 11/15/13	Baa3	250	246,439

Railroads — 0.1%
Norfolk Southern Corp., Bonds
7.80%, 05/15/27	Baa1	150	174,405

	Moody’s Rating	Par (000)	Value (Note 2)

Retail & Merchandising — 0.4%
Delhaize America, Inc., Gtd. Notes
7.375%, 04/15/06	Ba1	$200	$214,778
Safeway, Inc., Notes
6.15%, 03/01/06	Baa2	200	211,816
Toys “R” Us, Inc., Notes
7.375%, 10/15/18	Baa3	100	96,250

			522,844

Telecommunications — 1.0%
Ameritech Capital Funding SBC, Gtd. (Luxembourg)
6.25%, 05/18/09(l)	A1	200	214,956
AT&T Broadband Corp., Gtd. Notes
8.375%, 03/15/13	Baa3	38	45,412
AT&T Corp., Notes
6.00%, 03/15/09	Baa2	4	4,210
AT&T Wireless Services, Inc., Sr. Notes
7.875%, 03/01/11	Baa2	250	288,297
British Telecom PLC, Notes (United Kingdom)
7.00%, 05/23/07(l)	Baa1	175	191,562
France Telecom SA, Notes (France)
8.75%, 03/01/11(l)	Baa3	200	236,754
Sprint Capital Corp., Notes
8.375%, 03/15/12	Baa3	200	235,077
Verizon New England, Inc., Notes
4.75%, 10/01/13	Aa3	200	190,558

			1,406,826

Utilities — 0.7%
Dominion Resources, Inc., Notes
4.125%, 02/15/08	Baa1	250	251,604
Pacific Gas And Electric, First Mortgage Notes
6.05%, 03/01/34(a)	Baa2	50	47,443
Progress Energy, Inc., Sr. Notes	Baa2	200	223,199
7.10%, 03/01/11
Tampa Electric Co., Notes	Baa1	100	105,569
6.375%, 08/15/12
Virginia Electric & Power Co., Notes	A3	200	196,142
5.25%, 12/15/15

116

	Moody’s Rating	Par (000)	Value (Note 2)

Virginia Electric & Power Co., Sr. Notes	A3	$200	$211,062
5.75%, 03/31/06

			1,035,019

Total Corporate Obligations
(Cost $15,067,307)			15,280,873

U.S. Treasury Obligations — 4.9%
U.S. Treasury Bonds
8.00%, 11/15/21		1,300	1,712,954
6.25%, 08/15/23		900	1,000,337
5.375%, 02/15/31(a)		575	582,727

			3,296,018

U.S. Treasury Notes
3.00%, 02/15/08(a)		1,800	1,787,697
3.375%, 11/15/08(a)		1,050	1,044,463
2.625%, 03/15/09(a)		250	239,326
4.00%, 02/15/14(a)		500	480,469

			3,551,955

(Cost $6,953,310)			6,847,973

Asset Backed Securities — 1.8%
AQ Finance NIM Trust Series 2003-N11 Class A
7.143%, 10/25/33	BB(d)	34	34,173
Argent NIM Trust Series 2004-WN2 Class A
4.55%, 04/25/34	BBB(d)	60	60,056
Argent Securities, Inc. Series 2003-W3 Class AF3
3.991%, 09/25/30	Aaa	350	356,417
Asset Backed Funding Corp. NIM Trust Series 2003-OPT1 Class N1
6.90%, 07/26/33	BBB	27	27,482
Bayview Financial Acquisition Trust Series 1998-B Class M1
2.50%, 06/25/36 144A(cost $94,269; purchased 06/13/03)(c)(g)	Aa2	94	92,994
Bayview Financial Acquisition Trust Series 2002-DA Class M1
1.95%, 08/25/32 144A(cost $103,680; purchased 09/19/03)(g)	Aa2	103	104,123

	Moody’s Rating	Par (000)	Value (Note 2)

Chase Funding Mortgage Loan Asset-Backed Series 2001-1 Class 2M2
2.03%, 12/25/30(c)	A2	$142	$143,004
CIT RV Trust Series 1998-A Class A4
6.09%, 02/15/12	Aaa	30	30,317
First Franklin NIM Trust Series 2004-FF1 Class N1
4.50%, 11/25/34	BBB	98	97,902
Ford Credit Auto Owner Trust Series 2002-A Class B
4.79%, 11/15/06	Aa1	300	309,277
Household Mortgage Loan Trust Series 2002-HC1 Class M
1.74%, 05/20/32(c)	Aa2	145	145,077
Household Mortgage Loan Trust Series 2003-HC2 Class M
1.69%, 06/20/33	Aa2	150	150,937
Long Beach Mortgage Loan Trust Series 2001-2 Class M2
2.05%, 07/25/31	A2	280	278,966
Merrill Lynch Mortgage Investors, Inc Series 2003-Op1N Cl-N1
7.25%, 07/25/34	B(d)	44	43,966
Morgan Stanley ABS Capital I Series 2003-NC9N
7.60%, 07/25/33 144A(cost $27,737; purchased 10/29/03)(g)	A	28	27,977
Morgan Stanley ABS Capital I Series (d) 2004-NC2N
6.25%, 12/25/33 144A(cost $58,623; purchased 03/16/04)(g)	BBB+	58	58,572
Residential Asset Mortgage Products, Inc. Series 2001-RS2 Class MII1
1.65%, 06/25/31(c)	Aa2	150	150,651
Residential Asset Mortgage Products, Inc. Series 2003-RZ4 Class A4
4.04%, 12/25/30	Aaa	335	333,034

117

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

Residential Asset Securities Corp. Series 2004-KS2 Class MI1
4.71%, 03/25/34	Aa2	$75	$72,459

(Cost $2,500,659)			2,517,384

Collateralized Mortgage Obligations — 0.9%
Banc of America Commercial Mortgage, Inc. Series 2004-1 Cl-Xp [IO]
0.83%, 11/10/39	Aaa	2,940	102,728
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class X
1.03%, 09/15/30 [IO]	AAA	6,870	291,058
GMAC Commercial Mortgage Securities, Inc. Series 2002-C2 Class A1
4.321%, 10/15/38	Aaa	454	466,017
Master Alternative Loans Trust Series 2003-8 Class 4A1
7.00%, 12/25/33	Aaa	381	392,125
NationsLink Funding Corp. Series 1998-2 Class A1
6.001%, 08/20/30	Aaa	53	55,657

(Cost $1,286,482)			1,307,585

Municipal Bonds — 0.4%
Illinois — 0.2%
Illinois State Taxable Pension
5.10%, 06/01/33	Aa3	400	363,012

New Jersey — 0.2%
New Jersey State Turnpike Authority
4.252%, 01/01/16	Aaa	250	233,828

Total Municipal Bonds
(Cost $654,793)			596,840

Sovereign Issues — 0.4%
Canada
Province of Ontario
3.50%, 09/17/07(a)
(Cost $547,802)	Aa2	550	552,730

Total Long-term Investments
(Cost $125,596,227)			137,980,138

	Par (000)	Value (Note 2)

Short-term Investments — 22.5%
Certificate of Deposit — 0.5%
Svenska Handelsbanken
1.39%, 10/27/04(b)	$643	$642,662

Commercial Paper — 1.2%
Crown Point Capital Co.
1.04%, 05/10/04(b)	759	758,768
Fairway Finance Corp.
1.035%, 05/13/04(b)	896	895,632
Tannehill Capital Co., LLC
1.04%, 05/18/04(b)	9	9,178

		1,663,578

Corporate Obligations — 3.8%
Merrill Lynch & Co., Inc.
1.192%, 05/03/04(b)(c)	1,064	1,064,376
Natexis Banque NY
1.11%, 05/03/04(b)(c)	1,505	1,504,477
1.162%, 05/03/04(b)(c)	1,330	1,329,418
Swedbank NY
1.06%, 05/17/04(b)(c)	316	315,797
Westdeutsche Landesbank
1.06%, 05/10/04(b)(c)	1,120	1,119,761

		5,333,829

Time Deposit — 0.7%
Deutsche Bank AG
1.04%, 05/03/04(b)	1,045	1,045,218

U.S. Government Agency Obligation — 8.6%
Federal Home Loan Banks
0.90%, 05/03/04	12,100	12,100,000

	Shares
Non-Registered Investment Company — 7.7%
BlackRock Institutional Money Market Trust(b)(j)	10,879,001	10,879,001

Total Short-term Investments
(Cost $31,664,288)		31,664,288

Total Investments — 120.3%
(Cost $157,260,515; Note 5)		169,644,426
Liabilities in Excess of Other Assets(m) — (20.3%)		(28,606,482)

Net Assets — 100.0%		$141,037,944

118

The following abbreviations are used throughout the Schedule of Investments:

L.P.	—Limited Partnership
LLC	—Limited Liability Company
IO	—Interest Only
TBA	—Securities purchased on a forward commitment basis

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $18,974,823; cash collateral of $19,564,288 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(d)	Standard & Poor's rating.
(e)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of April 30, 2004.
(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of April 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $3,077,196. The aggregate value, $3,225,240 represents 2.29% of net assets.
(j)	Security available to institutional investors only.
(l)	US$ Denominated Foreign Bonds.
(m)	Cash of $48,000 has been segregated with the custodian to cover requirements for the following open futures contracts at April 30, 2004:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30, 2004	Unrealized Depreciation
Long Position:
3	S&P 500 Index	June 04	$856,350	$829,575	$(26,775)

See Notes to Financial Statements.

119

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

Long-term Investments — 94.1%
Corporate Obligations — 93.1%
Aerospace / Defense — 0.6%
Alliant Techsystems, Inc., Gtd. Notes
8.50%, 05/15/11	B2	$625	$690,625
GenCorp, Inc., Sr. Sub. Notes
9.50%, 08/15/13	B2	75	78,563
TransDigm, Inc., Gtd. Notes
8.375%, 07/15/11	B3	450	474,750

			1,243,938

Automotive — 2.7%
Accuride Corp., Sr. Sub. Notes, Series B
9.25%, 02/01/08	Caa1	225	233,438
Advanced Accessory System, Sr. Notes
10.75%, 06/15/11	B3	625	659,375
Arvin Industries, Inc., Sr. Notes
6.75%, 03/15/08	Ba1	600	621,000
ArvinMeritor, Inc., Notes
8.75%, 03/01/12	Ba1	225	247,500
Dana Corp., Notes
9.00%, 08/15/11	Ba3	150	177,750
Lear Corp., Gtd. Notes, Series B
8.11%, 05/15/09	Ba1	900	1,036,125
Stoneridge, Inc., Gtd. Notes
11.50%, 05/01/12	B2	675	813,375
TRW Automotive, Inc., Sr. Sub. Notes
11.00%, 02/15/13	B2	829	986,510
United Components, Inc., Sr. Sub. Notes
9.375%, 06/15/13	B3	425	459,000

			5,234,073

Building Materials — 3.5%
American Builders & Contractors Supply Co., Inc., Gtd. Notes, Series B
10.625%, 05/15/07	B3	300	307,500
Associated Materials, Inc., Gtd. Notes
9.75%, 04/15/12	B3	325	365,625

	Moody’s Rating	Par (000)	Value (Note 2)

Associated Materials, Inc., Sr. Disc. Notes, Zero Coupon (until 03/01/09)
11.25%, 03/01/14 144A	Caa1	$750	$487,500
Collins & Aikman Corp., Gtd. Notes
9.75%, 02/15/10	B2	350	371,000
ERICO International Corp., Sr. Sub. Notes
8.875%, 03/01/12 144A	B3	550	566,500
Euramax International PLC, Sr. Sub. Notes
8.50%, 08/15/11	B2	825	882,750
FIMEP SA, Sr. Notes (France) 10.50%, 02/15/13(l)	B1	275	321,750
MMI Products, Inc., Sr. Sub. Notes, Series B
11.25%, 04/15/07	Caa2	850	756,500
Mueller Group, Inc., Sr. Sub. Notes
10.00%, 05/01/12 144A	Caa1	425	448,375
NCI Building Systems, Inc., Sr. Sub. Notes, Series B
9.25%, 05/01/09	B2	650	680,875
Norcraft Cos. LLC, Sr. Sub. Notes
9.00%, 11/01/11 144A	B3	300	318,750
Nortek Holdings, Inc., Sr. Notes, Zero Coupon (until 11/15/07)
10.00%, 05/15/11 144A	Caa1	775	581,250
Ply Gem Industries, Inc., Sr. Sub. Notes
9.00%, 02/15/12 144A	B3	500	512,500
US Concrete, Inc., Sr. Sub. Notes
8.375%, 04/01/14 144A	B3	200	203,500

			6,804,375

120

	Moody’s Rating	Par (000)	Value (Note 2)

Chemicals — 4.3%
Compass Minerals Group, Inc., Gtd. Notes
10.00%, 08/15/11	B3	$500	$572,500
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)
12.00%, 06/01/13	NR	1,000	775,000
Compass Minerals International, Inc., Sr. Notes, Zero Coupon (until 12/15/07)
12.75%, 12/15/12	NR	500	407,500
Equistar Chemical L.P., Gtd. Notes
10.125%, 09/01/08	B2	725	810,188
FMC Corp., Sec’d. Notes
10.25%, 11/01/09	Ba2	425	503,625
General Chemical Industrial Products, Inc., Sr. Sub. Notes
10.625%, 05/01/09 (cost $496,882; purchased 08/26/99-11/17/99)(g)(i)	NR	500	51,250
Huntsman Advanced Materials, Inc., Sec’d. Notes
11.00%, 07/15/10 144A	B2	325	365,625
Huntsman ICI Chemicals LLC, Gtd. Notes
10.125%, 07/01/09	Caa1	1,025	1,081,375
Koppers, Inc., Gtd. Notes
9.875%, 10/15/13 144A	B2	400	440,000
Lyondell Chemical Co., Gtd. Notes
9.50%, 12/15/08	B1	250	262,500
10.875%, 05/01/09	B3	1,050	1,099,874

	Moody’s Rating	Par (000)	Value (Note 2)

Lyondell Chemical Co., Sec’d. Notes
9.875%, 05/01/07	B1	$600	$633,000
Rhodia SA, Sr. Notes (France)
7.625%, 06/01/10 144A(l)	B3	150	139,500
8.875%, 06/01/11 144A(l)	Caa1	275	235,125
Union Carbide Corp., Debs.
6.79%, 06/01/05	B1	150	150,750
7.875%, 04/01/23	B1	75	71,813
7.50%, 06/01/25	B1	150	140,063
Union Carbide Corp., Gtd. Notes
8.75%, 08/01/22	B1	600	604,500

			8,344,188

Construction Machinery — 1.7%
AGCO Corp., Gtd. Notes
9.50%, 05/01/08	Ba3	750	826,875
Case New Holland, Inc., Sr. Notes
9.25%, 08/01/11 144A	Ba3	750	847,500
Clark Materials Handling Corp., Gtd. Notes, Series D
10.75%, 11/15/06 (cost $161,875; purchased 10/27/97-02/ 17/98)(g)(i)	NR	150	765
Columbus McKinnon Corp., Gtd. Notes
8.50%, 04/01/08	Caa1	675	624,375
Columbus Mckinnon Corp., Sec’d. Notes
10.00%, 08/01/10	B3	125	133,750
NationsRent Cos., Inc., Sec’d. Notes
9.50%, 10/15/10 144A	B2	475	510,625
United Rentals, Inc., Gtd. Notes
6.50%, 02/15/12 144A	B1	350	343,000

			3,286,890

121

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

Consumer Products — 4.4%
Alltrista Corp., Gtd. Notes
9.75%, 05/01/12	B2	$875	$988,750
American Achievement Corp., Sr. Sub.
8.25%, 04/01/12 144A	B3	150	153,750
American Greetings Corp., Sr. Sub. Notes
11.75%, 07/15/08	Ba2	925	1,091,499
Armkel Finance, Inc., Sr. Sub. Notes
9.50%, 08/15/09	B2	425	465,906
Chattem, Inc., Sr. Sub. Notes
7.00%, 03/01/14 144A	B2	350	346,500
Diamond Brands Operating, Corp., Gtd. Notes
10.125%, 04/15/08 (cost $50,313; purchased 4/15/98)(g)(i)	NR	50	5
Diamond Brands Operating, Inc., Debs.
12.875%, 04/15/09 (cost $36,708; purchased 5/14/98)(g)(i)	NR	50	5
ICON Health & Fitness, Inc., Gtd. Notes
11.25%, 04/01/12	B3	375	423,750
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08)
10.25%, 12/01/13 144A	Caa2	1,025	689,313
Jostens, Inc., Sr. Sub. Notes
12.75%, 05/01/10	B3	625	706,250
NBC Acquisition Corp., Sr. Disc. Notes, Zero Coupon (until 03/15/08)
11.00%, 03/15/13 144A	Caa2	450	291,375

	Moody’s Rating	Par (000)	Value (Note 2)

Nebraska Book Co., Inc., Sr. Sub. Notes
8.625%, 03/15/12 144A	Caa1	$350	$355,250
Playtex Products, Inc., Gtd. Notes
9.375%, 06/01/11	Caa2	775	773,063
Sealy Mattress Co., Sr. Sub. Notes
8.25%, 06/15/14 144A	Caa1	425	418,625
Simmons Co., Sr. Sub. Notes
7.875%, 01/15/14 144A	Caa1	150	150,375
Sleepmaster LLC, Gtd. Notes
11.00%, 05/15/09 (cost $227,713; purchased 06/22/00-08/30/00)(g)(i)(o)	C	250	68,438
Tempur World, Sr. Sub. Notes
10.25%, 08/15/10 144A	B2	244	279,380
True Temper Sports, Inc., Sr. Sub. Notes
8.375%, 09/15/11 144A	B3	100	103,000
United Industries Corp., Gtd. Notes, Series D
9.875%, 04/01/09	B3	950	995,125
WH Holdings Ltd., Sr. Notes
9.50%, 04/01/11 144A	B3	275	294,250

			8,594,609

Diversified Manufacturing — 1.3%
Amsted Industries, Inc., Sr. Notes
10.25%, 10/15/11 144A	B3	400	454,000
Communications & Power Industries, Sr. Sub. Notes
8.00%, 02/01/12 144A	B3	100	102,500

122

	Moody’s Rating	Par (000)	Value (Note 2)

Simonds Industries Inc., Notes
10.00%, 10/01/08 (cost $173,935; purchased 09/25/01)(g)(o)	NR	$88	$87,500
Thermadyne Holdings Corp., Gtd. Notes
9.25%, 02/01/14 144A	Caa1	150	154,500
Tyco International Group, Gtd. Notes (Luxembourg)
6.375%, 06/15/05(l)	Ba2	1,200	1,247,892
6.375%, 10/15/11(l)	Ba2	525	555,056

			2,601,448

Energy — 2.6%
CITGO Petroleum Corp., Sr. Notes
11.375%, 02/01/11	Ba3	725	840,999
Compton Petroleum Corp., Sr. Notes
9.90%, 05/15/09	B2	600	669,000
Continental Resources, Inc., Gtd. Notes
10.25%, 08/01/08	Caa1	550	569,938
Evergreen Resources, Inc., Sr. Sub. Notes
5.875%, 03/15/12 144A	Ba3	100	100,250
Ferrellgas Escrow LLC, Sr., Notes
6.75%, 05/01/14 144A	Ba3	325	325,813
Lone Star Technologies, Inc., Gtd. Notes
9.00%, 06/01/11	B3	150	152,250
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%, 03/15/12	B2	300	333,000
Petroleum Helicopters, Inc., Gtd. Notes, Series B
9.375%, 05/01/09	B1	375	401,250

	Moody’s Rating	Par (000)	Value (Note 2)

Swift Energy Co., Sr. Sub. Notes
9.375%, 05/01/12	B3	$675	$756,000
Tesoro Petroleum Corp., Gtd. Notes, Series B
9.625%, 11/01/08	B3	650	715,000
Tesoro Petroleum Corp., Sec’d. Notes
8.00%, 04/15/08	Ba3	125	135,625

			4,999,125

Entertainment — 2.7%
AMC Entertainment, Inc., Sr. Sub. Notes
9.875%, 02/01/12	Caa1	750	806,250
Cinemark USA, Inc., Sr. Sub. Notes
9.00%, 02/01/13	B3	425	466,438
Cinemark, Inc., Sr. Disc. Notes, Zero Coupon (until 03/15/09)
9.75%, 03/15/14 144A	Caa1	700	437,500
Intrawest Corp., Gtd. Notes (Canada)
10.50%, 02/01/10(l)	B1	600	657,000
Six Flags, Inc., Sr. Notes
9.75%, 04/15/13	B2	525	553,875
Universal City Development Partners Ltd., Sr. Notes
11.75%, 04/01/10	B2	1,200	1,399,500
Vivendi Universal SA, Sr. Notes (France)
9.25%, 04/15/10(l)	B1	775	914,500

			5,235,063

Environmental — 1.6%
Allied Waste North America Co., Gtd. Notes, Series B
7.625%, 01/01/06	Ba3	1,100	1,166,000
8.875%, 04/01/08	Ba3	750	841,875
8.50%, 12/01/08	Ba3	225	252,000
7.875%, 01/01/09	Ba3	36	37,440

123

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

9.25%, 09/01/12	Ba3	$250	$284,375
Synagro Technologies, Inc., Sr. Sub. Notes
9.50%, 04/01/09	B3	500	542,500

			3,124,190

Food & Beverage — 6.4%
Agrilink Foods, Inc., Gtd. Notes
11.875%, 11/01/08	B3	231	246,593
American Seafood Group LLC, Gtd. Notes
10.125%, 04/15/10	B3	750	903,749
B&G Foods, Inc., Gtd. Notes, Series D
9.625%, 08/01/07	B3	475	491,625
Constellation Brands, Inc., Gtd. Notes
8.00%, 02/15/08	Ba2	650	718,250
Cott Beverages, Inc., Sr. Notes
8.00%, 12/15/11	B2	525	573,563
Del Monte Corp., Sr. Sub. Notes
8.625%, 12/15/12	B2	325	361,969
Del Monte Foods Corp., Gtd. Notes, Series B
9.25%, 05/15/11	B2	875	975,624
Dole Foods Co., Inc., Gtd. Notes
7.25%, 06/15/10	B2	450	454,500
Dole Foods Co., Inc., Sr. Notes
8.625%, 05/01/09	B2	600	646,500
Eagle Family Foods, Inc., Gtd. Notes, Series B
8.75%, 01/15/08	Caa2	600	489,000
Gold Kist, Inc., Sr. Notes
10.25%, 03/15/14 144A	B2	500	527,500
Land O’ Lakes, Inc., Sr. Notes	B3	625	600,000
8.75%, 11/15/11
Michael Foods, Inc., Sr. Sub. Notes
8.00%, 11/15/13 144A	B3	350	371,875

	Moody’s Rating	Par (000)	Value (Note 2)

National Beef Packaging Co. LLC, Sr. Notes
10.50%, 08/01/11 144A	B2	$275	$297,000
Pilgrim’s Pride Corp., Gtd. Notes
9.625%, 09/15/11	B1	825	897,187
Pilgrim’s Pride Corp., Sr. Sub. Notes
9.25%, 11/15/13	B2	525	561,750
Reddy Ice Group, Inc., Sr. Sub. Notes
8.875%, 08/01/11	B3	525	567,000
Smithfield Foods, Inc., Sr. Notes
8.00%, 10/15/09	Ba2	700	773,500
7.75%, 05/15/13	Ba2	575	626,750
Swift & Co., Gtd. Notes
10.125%, 10/01/09	B1	325	349,375
Swift & Co., Sr. Sub. Notes
12.50%, 01/01/10	B2	225	240,750
UAP Holding Corp., Sr. Disc. Notes, Zero Coupon (until 01/15/08)
10.75%, 07/15/12 144A	Caa2	800	636,000
United Agricultural Products, Sr. Notes
8.25%, 12/15/11 144A	B3	175	195,125

			12,505,185

Gaming — 6.9%
American Casino & Entertainment, Sec’d. Notes
7.85%, 02/01/12 144A	B2	200	208,500
Boyd Gaming Corp., Sr. Sub. Notes
8.75%, 04/15/12	B1	650	720,688
7.75%, 12/15/12	B1	250	265,000
Coast Hotels & Casinos, Inc., Gtd. Notes
9.50%, 04/01/09	B2	675	712,969

124

	Moody’s Rating	Par (000)	Value (Note 2)

Global Cash Access LLC, Sr. Sub. Notes
8.75%, 03/15/12 144A	Caa1	$300	$315,750
Isle of Capri Casinos, Inc., Gtd. Notes
9.00%, 03/15/12	B2	450	506,250
Isle of Capri Casinos, Inc., Sr. Sub. Notes
7.00%, 03/01/14 144A	B2	125	124,375
Majestic Star Casino LLC, Gtd. Notes
9.50%, 10/15/10	B2	325	338,813
Mandalay Resort Group, Sr. Notes
9.50%, 08/01/08	Ba2	50	58,875
Mandalay Resort Group, Sr. Sub. Notes
10.25%, 08/01/07	Ba3	1,325	1,546,937
MGM Grand, Inc., Gtd. Notes
8.375%, 02/01/11	Ba2	1,700	1,886,999
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
6.375%, 07/15/09	Ba3	600	618,000
8.00%, 04/01/12	Ba3	450	493,875
MTR Gaming Group, Inc., Gtd. Notes, Series B	B2	575	618,125
9.75%, 04/01/10
Park Place Entertainment Corp., Sr. Sub. Notes
7.875%, 03/15/10	Ba2	1,000	1,098,749
8.125%, 05/15/11	Ba2	700	784,875
Penn National Gaming, Inc., Gtd. Notes
8.875%, 03/15/10	B2	250	273,125
Penn National Gaming, Inc., Gtd. Notes, Series B
11.125%, 03/01/08	B2	500	561,250
River Rock Entertainment Authority, Sr. Notes
9.75%, 11/01/11 144A	B2	225	240,750

	Moody’s Rating	Par (000)	Value (Note 2)

Sun International Hotels Ltd., Gtd. Notes
8.875%, 08/15/11	B2	$650	$723,125
Venetian Casino / LV Sands, Gtd. Notes
11.00%, 06/15/10	B3	725	846,438
Wynn Las Vegas LLC, Sr. Notes
12.00%, 11/01/10	B3	500	597,500

			13,540,968

Healthcare — 4.5%
Alaris Medical, Inc., Sr. Sub. Notes
7.25%, 07/01/11	B2	150	156,000
AmeriPath, Inc., Gtd. Notes
10.50%, 04/01/13	Caa1	775	798,250
Ardent Health Services LLC, Sr. Sub. Notes
10.00%, 08/15/13 144A	B3	300	328,500
Concentra Operating Corp., Gtd. Notes
9.50%, 08/15/10	B3	200	223,000
Fisher Scientific International, Inc., Sr. Sub. Notes
8.00%, 09/01/13	B2	550	609,125
Hanger Orthopedic Group, Inc., Gtd. Notes
10.375%, 02/15/09	B2	300	336,750
HCA — The Healthcare Corp., Notes
6.91%, 06/15/05	Ba1	650	678,990
HCA — The Healthcare Corp., Notes
8.75%, 09/01/10	Ba1	1,450	1,668,601
Hudson Respiratory Care, Inc., Sr. Sub. Notes
9.125%, 04/15/08	Ca	300	280,500
Kinetic Concepts, Inc., Sr. Sub. Notes
7.375%, 05/15/13 144A	B3	114	121,553

125

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

Magellan Health Services, Inc., Sr. Notes, Series A
9.375%, 11/15/08	B3	$303	$328,531
Manor Care, Inc., Gtd. Notes
8.00%, 03/01/08	Ba1	725	808,919
Sybron Dental Specialties, Inc., Gtd. Notes
8.125%, 06/15/12	B2	375	414,375
Universal Hospital Services, Inc., Sr. Notes
10.125%, 11/01/11 144A	B3	650	699,563
Vanguard Health Systems, Inc., Gtd. Notes
9.75%, 08/01/11	B3	1,050	1,141,874
VWR International, Inc., Sr. Sub. Notes.
8.00%, 04/15/14 144A	B3	150	157,125

			8,751,656

Industrial — Other — 4.3%
Aearo Co., Sr. Sub. Notes
8.25%, 04/15/12 144A	B3	225	230,625
Brand Services, Inc., Gtd. Notes
12.00%, 10/15/12	B3	650	757,250
Briggs & Stratton Corp., Gtd. Notes
8.875%, 03/15/11	Ba1	400	478,000
Cabot Safety Acquisition Corp., Sr. Sub. Notes
12.50%, 07/15/05	B3	450	461,250
Eagle Picher Industries, Inc., Sr. Notes
9.75%, 09/01/13	B3	1,000	1,097,499
Foamex L.P., Gtd. Notes
9.875%, 06/15/07	Caa2	100	70,500
10.75%, 04/01/09	B3	375	354,375
Greif Brothers Corp., Gtd. Notes
8.875%, 08/01/12	B2	400	442,000

	Moody’s Rating	Par (000)	Value (Note 2)

Hines Nurseries, Inc., Gtd. Notes
10.25%, 10/01/11	B3	$425	$467,500
Interline Brands, Inc., Sr. Sub. Notes
11.50%, 05/15/11	Caa1	675	735,750
Neenah Corp., Sec’d. Notes
11.00%, 09/30/10 144A	B2	675	732,375
Neenah Corp., Sr. Sub. Notes
13.00%, 09/30/13 144A	Caa1	479	487,101
Norcross Safety Products, Sr. Sub. Notes
9.875%, 08/15/11	B3	375	408,750
Rexnord Corp., Gtd. Notes
10.125%, 12/15/12	B3	675	739,125
Sensus Metering Systems, Inc., Sr. Sub. Notes
8.625%, 12/15/13 144A	Caa1	575	570,688
Superior Essex Communications LLC, Sr. Notes
9.00%, 04/15/12 144A	B3	350	341,250

			8,374,038

Lodging — 2.6%
Courtyard by Marriott II Ltd., Sr. Notes, Series B
10.75%, 02/01/08	B2	450	454,500
Florida Panthers Holdings, Inc., Gtd. Notes
9.875%, 04/15/09	B2	800	846,000
Hilton Hotels Corp., Notes
7.625%, 05/15/08	Ba1	700	788,375
8.25%, 02/15/11	Ba1	175	203,875
7.625%, 12/01/12	Ba1	300	338,250
HMH Properties, Inc., Gtd. Notes, Series B
7.875%, 08/01/08	Ba3	221	229,288

126

	Moody’s Rating	Par (000)	Value (Note 2)

Royal Caribbean Cruises Ltd., Sr. Notes
8.00%, 05/15/10	Ba2	$550	$610,500
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
7.375%, 05/01/07	Ba1	1,350	1,454,624
Starwood Hotels & Resorts Worldwide, Inc., Notes
6.75%, 11/15/05	Ba1	175	184,188

			5,109,600

Media — Cable — 2.1%
Cablevision Systems Corp., Sr. Notes
8.00%, 04/15/12 144A	B3	300	303,000
Charter Communications Holdings LLC, Sr. Notes
10.25%, 09/15/10 144A	Caa1	825	861,094
9.92%, 04/01/11	CA	1,000	840,000
10.00%, 05/15/11	Ca	450	378,000
CSC Holdings, Inc., Sr. Notes
7.875%, 12/15/07	B1	1,325	1,421,062
8.125%, 07/15/09	B1	150	160,875
NTL Cable PLC, Sr. Notes
8.75%, 04/15/14 144A	B3	125	130,625

			4,094,656

Media — Non Cable — 9.2%
Advanstar Communications, Inc., Gtd. Notes
12.00%, 02/15/11	Caa2	975	1,045,688
Advanstar Communications, Inc., Sec’d. Notes
10.75%, 08/15/10	B3	75	82,875
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)
15.00%, 10/15/11	NR	325	265,688

	Moody’s Rating	Par (000)	Value (Note 2)

Affinity Group Inc., Sr. Sub. Notes
9.00%, 02/15/12 144A	B3	$350	$374,500
American Media Operations, Inc., Gtd. Notes
8.875%, 01/15/11	B2	75	75,375
American Media Operations, Inc., Gtd. Notes, Series B
10.25%, 05/01/09	B2	700	738,500
Block Communications, Inc., Gtd. Notes
9.25%, 04/15/09	B2	375	397,500
Dex Media East LLC, Gtd. Notes
12.125%, 11/15/12	Caa1	1,300	1,514,499
Dex Media West, Sr. Sub. Notes
9.875%, 08/15/13 144A	Caa1	950	1,035,500
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08)
9.00%, 11/15/13 144A	Caa2	425	261,375
Dex Media, Inc., Notes
8.00%, 11/15/13 144A	Caa2	225	218,250
DIRECTV Holdings LLC, Sr. Notes
8.375%, 03/15/13	B1	1,000	1,135,000
Echostar DBS Corp., Sr. Notes
10.375%, 10/01/07	Ba3	200	217,000
5.75%, 10/01/08 144A	Ba3	600	604,500
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08)
11.50%, 10/15/13 144A	Caa1	350	169,750
Inmarsat Finance PLC, Gtd. Notes
7.625%, 06/30/12 144A	B2	100	102,000

127

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

Lamar Media Corp., Gtd. Notes
7.25%, 01/01/13	Ba3	$600	$649,500
Lodgenet Entertainment, Sr. Sub. Notes
9.50%, 06/15/13	B3	550	607,750
Muzak LLC, Sr. Notes
10.00%, 02/15/09	B3	325	336,375
PanAmSat Corp., Gtd. Notes
8.50%, 02/01/12	Ba3	1,150	1,305,249
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06)
13.75%, 07/15/11	B2	425	393,125
Quebecor Media, Inc., Sr. Notes
11.125%, 07/15/11	B2	625	721,875
R.H. Donnelley Fiance Corp., Gtd. Notes
10.875%, 12/15/12 144A	B2	725	866,375
Reader’s Digest Assoc., Inc., Sr. Notes
6.50%, 03/01/11 144A	Ba3	125	126,875
Sinclair Broadcast Group, Inc., Gtd. Notes
8.75%, 12/15/11	B2	500	550,000
8.00%, 03/15/12	B2	525	563,063
Sun Media Corp., Gtd. Notes
7.625%, 02/15/13	Ba3	250	272,500
Vertis, Inc., Gtd. Notes, Series B
10.875%, 06/15/09	B3	1,250	1,324,999
Vertis, Inc., Sec’d. Notes
9.75%, 04/01/09	B2	200	218,500
XM Satellite Radio, Inc., Sec’d. Notes
12.00%, 06/15/10	Caa1	346	401,793
XM Satellite Radio, Inc., Sec’d. Notes, Zero Coupon (until 12/31/05)
14.00%, 12/31/09	Caa1	588	564,192

	Moody’s Rating	Par (000)	Value (Note 2)

Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06) (Netherlands)
13.50%, 08/01/11(l)	B1	$592	$563,880
Yell Finance BV, Sr. Notes (Netherlands)
10.75%, 08/01/11(l)	B1	309	363,075
Ziff Davis Media, Inc., Gtd. Notes, Series B
12.00%, 08/12/09	NR	92	85,694

			18,152,820

Metals & Mining — 1.2%
California Steel Industries, Inc., Sr. Sub. Notes
6.125%, 03/15/14 144A	Ba3	150	149,250
Commonwealth Industries, Inc., Sr. Sub. Notes
10.75%, 10/01/06	B3	200	202,000
Imco Recycling, Inc., Sec’d. Notes
10.375%, 10/15/10 144A	B3	500	540,000
Ispat Inland ULC, Sec’d. Notes (Canada)
9.75%, 04/01/14 144A(l)	Caa1	350	366,625
Republic Technologies International, Inc., Gtd. Notes
13.75%, 07/15/09 (cost $184,868; purchased 08/06/99)(g)(i)	NR	400	6,000
Ryerson Tull, Inc., Notes
9.125%, 07/15/06	B1	550	566,500
United States Steel Corp., Sr. Notes
9.75%, 05/15/10	B1	484	559,020

			2,389,395

128

	Moody’s Rating	Par (000)	Value (Note 2)

Packaging — 2.7%
Graham Packaging Co., Gtd. Notes
4.795%, 01/15/08(c)	Caa1	$600	$555,000
8.75%, 01/15/08	Caa1	525	535,500
Huntsman Packaging Corp., Gtd. Notes
13.00%, 06/01/10	Caa2	575	526,125
Owens-Brockway Glass Container, Inc., Gtd. Notes
8.875%, 02/15/09	B2	750	815,625
7.75%, 05/15/11	B2	450	471,375
8.25%, 05/15/13	B3	375	389,063
Owens-Illinois, Inc., Sr. Notes
8.10%, 05/15/07	Caa1	625	640,625
7.35%, 05/15/08	Caa1	325	320,125
Plastipak Holdings, Inc., Gtd. Notes
10.75%, 09/01/11	B3	425	461,125
Pliant Corp., Sec’d. Notes
11.125%, 09/01/09	B3	150	162,375
Pliant Corp., Sr. Sub. Notes
13.00%, 06/01/10	Caa2	400	366,000
Russell Stanley Holdings, Inc. Sr. Sub.
9.00%, 11/30/08 [PIK] 144A (cost $162,127; purchased 12/02/02-12/16/03)(g)	NR	49	0

			5,242,938

Paper — 3.3%
Boise Cascade Co., Sr. Notes
6.50%, 11/01/10	Ba2	100	105,000
7.00%, 11/01/13	Ba2	125	131,563
Georgia-Pacific Corp., Gtd. Notes
9.375%, 02/01/13	Ba2	800	933,999
Georgia-Pacific Corp., Notes
7.50%, 05/15/06	Ba3	1,250	1,340,624
8.125%, 05/15/11	Ba3	525	594,563

	Moody’s Rating	Par (000)	Value (Note 2)

Graham Packaging International Corp., Sr. Sub. Notes
9.50%, 08/15/13	B3	$100	$112,500
Jefferson Smurfit Corp., Gtd. Notes
8.25%, 10/01/12	B2	525	565,688
7.50%, 06/01/13	B2	250	258,750
MDP Acquisitions PLC, Sub. Notes (Ireland)
15.50%, 10/01/13 [PIK](l)	Caa1	453	532,530
MDP Acquistions PLC, Sr. Notes (Ireland)
9.625%, 10/01/12(l)	B3	600	672,000
Riverside Forest Products Ltd., Sr. Notes
7.875%, 03/01/14 144A	B2	275	287,375
Stone Container Corp., Sr. Notes
9.75%, 02/01/11	B2	500	552,500
Tembec Industries, Inc., Gtd. Notes
8.50%, 02/01/11(l)	Ba3	450	459,000

			6,546,092

Restaurants — 0.4%
Advantica Restaurant Group, Inc., Sr. Notes
11.25%, 01/15/08	Ca	350	334,250
Buffets, Inc., Sr. Sub. Notes
11.25%, 07/15/10	B3	275	303,188
Dominos, Inc., Sr. Sub. Notes
8.25%, 07/01/11	B3	225	243,000

			880,438

Retailers — 3.8%
Buhrmann U.S., Inc., Gtd. Notes
12.25%, 11/01/09	B2	1,100	1,210,000
Couche-Tard Corp., Sr. Sub. Notes
7.50%, 12/15/13	Ba3	475	501,125
FTD, Inc., Gtd. Notes
7.75%, 02/15/14 144A	B3	125	125,000

129

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

General Nutrition Center, Sr. Sub. Notes
8.50%, 12/01/10 144A	B3	$200	$211,250
Michaels Stores, Inc., Sr. Notes
9.25%, 07/01/09	Ba1	400	443,000
Mothers Work, Inc., Gtd. Notes
11.25%, 08/01/10	B3	300	313,500
PCA International, Inc., Sr. Notes
11.875%, 08/01/09	B3	800	888,000
Penney, (J.C.) Co., Inc., Notes
7.60%, 04/01/07	Ba3	300	330,750
9.00%, 08/01/12	Ba3	1,055	1,289,737
Petro Stopping Centers, Sec’d. Notes
9.00%, 02/15/12 144A	B3	150	157,500
Rite Aid Corp., Sec’d. Notes
8.125%, 05/01/10	B2	950	1,030,750
6.875%, 08/15/13	Caa1	475	450,063
United Auto Group, Inc., Gtd. Notes
9.625%, 03/15/12	B3	500	560,000

			7,510,675

Services — 0.8%
Brickman Group Ltd., Gtd. Notes, Series B
11.75%, 12/15/09	B2	625	726,563
CBRE Escrow, Inc., Sr. Notes
9.75%, 05/15/10	B1	175	195,125
SITEL Corp., Gtd. Notes
9.25%, 03/15/06	Caa2	550	552,750

			1,474,438

Technology — 2.9%
Activant Solutions, Sr. Notes
10.50%, 06/15/11	B2	500	517,500
AMI Semiconductor, Inc., Gtd. Notes
10.75%, 02/01/13	B3	325	382,688

	Moody’s Rating	Par (000)	Value (Note 2)

Danka Business Systems, Sr. Notes (Luxembourg)
11.00%, 06/15/10(l)	B2	$450	$461,250
Ingram Micro, Inc., Sr. Sub. Notes
9.875%, 08/15/08	Ba2	750	840,000
Seagate Technology HDD Holdings, Gtd. Notes
8.00%, 05/15/09	Ba2	400	434,000
Telex Communications, Inc., Sec’d. Notes
11.50%, 10/15/08 144A	B3	175	188,125
Unisys Corp., Sr. Notes
6.875%, 03/15/10	Ba1	425	452,625
Xerox Capital PLC, Gtd. Notes (United Kingdom)
5.875%, 05/15/04(l)	B1	275	276,375
Xerox Corp., Gtd. Notes
9.75%, 01/15/09	B1	1,250	1,425,000
Xerox Corp., Sr. Notes
7.625%, 06/15/13	B1	650	666,250

			5,643,813

Textile — 1.8%
GFSI, Inc., Sr. Sub. Notes, Series B
9.625%, 03/01/07	B3	675	651,375
Levi Strauss & Co., Sr. Notes
11.625%, 01/15/08	Ca	225	205,875
12.25%, 12/15/12	Ca	300	270,000
Phillips Van Heusen Corp., Sr. Notes
8.125%, 05/01/13	B2	475	501,125
Russell Corp., Gtd. Notes
9.25%, 05/01/10	B1	275	290,813
Warnaco Group, Inc., Sr. Notes
8.875%, 06/15/13	B2	1,025	1,109,562
William Carter Co., Gtd. Notes
10.875%, 08/15/11	B3	375	431,250

			3,460,000

130

	Moody’s Rating	Par (000)	Value (Note 2)

Tobacco — 0.7%
Commonwealth Brands, Inc., Sec’d. Notes
10.625%, 09/01/08 144A	B3	$600	$651,000
Dimon, Inc., Gtd. Notes
9.625%, 10/15/11	Ba3	325	351,406
Dimon, Inc., Sr. Notes
7.75%, 06/01/13	Ba3	250	247,500
Standard Commercial Corp., Sr. Notes
8.00%, 04/15/12 144A	Ba3	175	181,125

			1,431,031

Transportation — 0.8%
Allied Holdings, Inc., Gtd. Notes, Series B
8.625%, 10/01/07	Caa1	425	412,250
Holt Group, Inc., Gtd. Notes
9.75%, 01/15/06 (cost $103,000; purchased 02/09/98)(g)(i)	C	100	375
Stena AB, Sr. Notes (Sweden)
9.625%, 12/01/12(l)	Ba3	575	654,063
7.50%, 11/01/13 144A(l)	Ba3	450	474,750

			1,541,438

Utility — Electric — 3.4%
Caithness Coso Funding Corp., Sec’d. Notes
9.05%, 12/15/09	Ba2	757	844,072
Calpine Canada Energy Finance Corp., Gtd. Notes (Canada)
8.50%, 05/01/08(l)	Caa1	275	194,563
Calpine Corp., Sr. Notes
8.50%, 02/15/11	Caa1	825	581,625
CMS Energy Corp., Sr. Notes
8.90%, 07/15/08	B3	1,125	1,198,125

	Moody’s Rating	Par (000)	Value (Note 2)

Illinois Power Co., First Mortgage Notes
11.50%, 12/15/10	B1	$900	$1,080,000
Nevada Power Co., General Mortgage Notes
6.50%, 04/15/12 144A	Ba2	50	49,986
NRG Energy, Inc., Sec’d. Notes
8.00%, 12/15/13 144A	B2	525	534,188
PSEG Energy Holdings, Sr. Notes
10.00%, 10/01/09	Ba3	1,100	1,278,749
Reliant Resource, Inc., Sec’d. Notes
9.25%, 07/15/10	B1	375	405,000
9.50%, 07/15/13	B1	525	574,875

			6,741,183

Utility — Natural Gas — 3.7%
ANR Pipeline, Inc., Notes
8.875%, 03/15/10	B1	150	167,250
El Paso Corp., Sr. Notes
6.75%, 05/15/09	Caa1	825	738,375
8.05%, 10/15/30	Caa1	350	281,750
7.80%, 08/01/31	Caa1	2,025	1,604,812
El Paso Production Holding Co., Gtd. Notes
7.75%, 06/01/13	B3	775	740,125
Semco Energy, Inc., Sr. Notes
7.125%, 05/15/08	Ba2	375	391,875
Tennessee Gas Pipeline Co., Bonds
8.375%, 06/15/32	B1	350	360,063
Tennessee Gas Pipeline, Debs.
7.50%, 04/01/17	B1	250	255,000
Transcontinental Gas Pipe Corp., Notes, Series B
7.00%, 08/15/11	B1	150	159,750

131

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

Transcontinental Gas Pipe Corp., Sr. Notes, Series B
8.875%, 07/15/12 Series B	B1	$475	$553,375
Williams Cos., Inc., Notes
7.625%, 07/15/19	B3	800	782,000
7.875%, 09/01/21	B3	650	637,000
Williams Cos., Inc., Sr. Notes
8.625%, 06/01/10	B3	500	551,250

			7,222,625

Wireless Communications — 2.8%
Alaska Communications Systems Holdings, Inc., Gtd. Notes
9.375%, 05/15/09	B3	375	373,125
9.875%, 08/15/11	B2	375	387,188
American Cellular Corp., Sr. Notes, Series B
10.00%, 08/01/11	B3	725	708,688
Nextel Communications, Inc., Sr. Notes
9.375%, 11/15/09	B2	1,150	1,250,624
7.375%, 08/01/15	B2	875	918,749
Nextel Partners, Inc., Sr. Notes
12.50%, 11/15/09	Caa1	51	60,308
11.00%, 03/15/10	Caa1	375	425,625
11.00%, 03/15/10	Caa1	175	198,625
8.125%, 07/01/11	Caa1	200	211,000
Rogers Wireless, Inc., Sr. Sec’d. Notes
6.375%, 03/01/14 144A	Ba3	525	507,938
Triton PCS, Inc., Gtd. Notes
8.50%, 06/01/13	B2	500	522,500

			5,564,370

Wireline Communications — 3.4%
Cincinnati Bell, Inc., Gtd. Notes
7.25%, 07/15/13	B2	700	677,250
Cincinnati Bell, Inc., Sr. Sub. Notes
8.375%, 01/15/14	B3	525	500,063
Eircom Funding, Sr. Sub. Notes (Ireland)
8.25%, 08/15/13(l)	B1	375	406,875

	Moody’s Rating	Par (000)	Value (Note 2)

Primus Telecommunications Holding, Inc., Sr. Notes
8.00%, 01/15/14 144A	B3	$300	$283,500
Qwest Communications International, Inc., Notes
13.50%, 12/15/10 144A	Caa1	2,350	2,726,000
9.125%, 03/15/12 144A	Ba3	1,925	2,088,625

			6,682,313

Total Corporate Obligations
(Cost $170,822,574)			182,327,571

		Shares
Preferred Stock — 0.8%
Healthcare
River Holding Corp., Series B, 11.50% [PIK]*(cost $65,072; purchased 10/26/98-04/15/04)(g)		975	29,484

Media — Non Cable — 0.5%
Primedia, Inc., Series D, 10.00%		3,800	353,400
Primedia, Inc., Series F, 9.20%		6,750	619,312
Ziff Davis Media, Inc., Series E, 10.00%*		24	1,206

			973,918

Retailers — 0.3%
General Nutrition Center Holding Co., 12.00%*144A		575	593,688

Wireline Communications
McLeodUSA, Inc., Series A, 2.50% [CVT]*		7,219	32,486

Total Preferred Stock
(Cost $3,152,709)			1,629,576

Common Stock — 0.1%
Diversified Manufacturing
Simonds Industries, Inc.*(cost $194,838; purchased 09/25/01)(g)(o)		5,793	145,346

132

	Shares	Value (Note 2)

Media — Cable — 0.1%
NTL, Inc.*	1,776	$100,824

Packaging
Russell Stanley Holdings, Inc.*(cost $80,450; purchased 02/05/99)(g)(o)	6,000	0

Wireline Communications
Viatel Holding Ltd. (United Kingdom)*	5,535	7,057

Total Common Stock
(Cost $1,810,152)		253,227

Warrants — 0.1%
Entertainment
AMF Bowling Worldwide, Inc., Series B, expiring 03/09/09*	1,499	525

Industrial — Other — 0.1%
ACP Holding Corp., expiring 10/07/13*	77,911	99,336

Media — Non Cable
Advanstar Holdings Corp., expiring 10/15/11*	225	2
XM Satellite Radio, Inc., expiring 03/15/10*	450	16,875
Ziff Davis Media, Inc., expiring 08/12/12*(cost $44, purchased 07/18/00)(g)	4,400	2,640

		19,517

Packaging
Pliant Corp., expiring 06/01/10*	475	5

Paper
MDP Acquisitions PLC, expiring 10/01/13 (Ireland)*144A(cost $0; purchased 04/30/03)(g)	275	1,513

Wireline Communications
McLeodUSA, Inc., expiring 04/16/07*	15,998	4,639

Total Warrants
(Cost $358,632)		125,535

Total Long-term Investments
(Cost $176,144,067)		184,335,909

	Shares	Value (Note 2)

Short-Term Investments — 4.3%
Registered Investment Companies
BlackRock Provident Institutional Funds	4,213,811	$4,213,811
TempCash Portfolio(j)
BlackRock Provident Institutional Funds	4,213,810	4,213,810
TempFund Portfolio(j)

(Cost $8,427,621)		8,427,621

Total Investments — 98.4%
(Cost $184,571,688; Note 5)		192,763,530
Other Assets in Excess of Liabilities — 1.6%		3,070,281

Net Assets — 100.0%		$195,833,811

The following abbreviations are used throughout the Schedule of Investments:

CVT	—Convertible Security
L.P.	—LimitedPartnership
NR	—Not Rated by Moody’s or Standard & Poor’s
PIK	—Payment-in-kind

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $1,937,825. The aggregate value, $393,321 represents 0.20% of net assets.
(i)	Represents issuer in default on interest payments, Non-income producing security.
(j)	Security available to institutional investors only.
(l)	US$ Denominated Foreign Bonds.
(o)	Indicates a fair valued security.

See Notes to Financial Statements.

133

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Par (000)	Value (Note 2)

Long-Term Investments — 59.0%
U.S. Government Agency Obligations — 34.2%
Federal Home Loan Mortgage Corp.
5.00%, 09/15/16-11/01/18	$2,270	$2,292,676
5.50%, 03/15/15	82	83,125
6.00%, 02/01/16-01/01/34	6,581	6,750,199
6.50%, 08/01/32	1,032	1,075,013
6.50%, 12/15/23	293	309,974
7.00%, 02/15/27	1,843	1,949,364
7.50%, 07/15/30	1,355	1,417,530
7.832%, 07/01/30(c)	26	26,116
8.50%, 08/01/24-12/01/25	115	125,467

		14,029,464

Federal Housing Authority
6.68%, 01/01/09	525	523,728
Federal National Mortgage Assoc.
2.634%, 09/01/40(c)	1,385	1,405,877
3.995%, 05/01/36(c)	6,932	7,031,020
4.536%, 01/01/28(c)	95	96,453
5.00%, 10/01/18 [TBA]	43,098	43,340,064
5.50%, 01/01/17	2,201	2,261,685
5.50%, 03/01/18 [TBA]	34,062	34,683,008
5.937%, 11/01/11	4,385	4,677,676
6.00%, 11/01/16-04/01/17	1,350	1,409,001
6.00%, 03/01/17-03/01/33	3,666	3,821,940

		98,726,724

Government National Mortgage Assoc.
3.50%, 05/20/30(c)	753	759,279
6.75%, 10/16/40	5,616	5,675,936
6.875%, 02/15/40	4,893	5,114,010

		11,549,225

Small Business Administration
5.13%, 09/17/23 Series 2003-20I Class 1	294	294,677
6.29%, 01/01/21 Series 2001-20A Class 1	1,107	1,179,433
6.344%, 08/01/11 Series 2001-P10B Class 1	3,602	3,799,279
7.449%, 08/01/10 Series 2000-P10B Class 1	342	374,381

Total U.S. Government Agency Obligations		5,647,770

(Cost $130,097,980)		130,476,911

	Moody’s Rating	Par (000)	Value (Note 2)

Corporate Obligations — 7.3%
Airlines — 0.1%
Continental Airlines, Inc., Pass-Thru Cert., Series 991C
6.954%, 02/02/11	B2	$531	$451,534

Automobile Manufacturers — 1.4%
DaimlerChrysler NA Holding Corp., Gtd. Notes
1.663%, 08/02/04(c)	A3	200	200,137
1.44%, 08/16/04(c)	A3	5,000	5,001,170

			5,201,307

Business Services — 0.3%
Trinom Ltd., Sec’d. Notes
5.11%, 12/18/04 144A (cost $1,000,000; purchased 06/08/01)(c)(g)	Ba1	1,000	1,002,600

Financial — Bank & Trust — 1.0%
Bank of America Corp., Sr. Notes
1.37%, 08/26/05(c)	Aa2	4,000	4,003,848

Financial Services — 2.6%
Gemstone Investor Ltd., Gtd. Notes
7.71%, 10/31/04 144A Pemex Project Funding Master Trust, Gtd. Bonds	Caa1	900	914,625
7.375%, 12/15/14	Baa1	300	315,000
General Motors Acceptance Corp., Notes
1.93%, 05/04/04(c)	A3	6,100	6,100,000
1.83%, 05/10/04(c)	A3	1,100	1,100,050
1.499%, 07/21/04(c)	A3	200	199,978
Phoenix Quake Ltd., Notes
3.602%, 07/03/08 144A (cost $300,000; purchased 06/18/03)(c)(g)	Baa3	700	714,301

134

	Moody’s Rating	Par (000)	Value (Note 2)

Premium Asset Trust, Pass-Thru Cert., Series 2000-10
1.445%, 11/27/04 144A (cost $300,025; purchased 11/16/00)(c)(g)	A2	$300	$300,506
Qwest Capital Funding Corp., Gtd. Notes
7.25%, 02/15/11	Caa2	717	587,940

			10,232,400

Insurance — 0.8%
Residential Reinsurance Ltd., Sec’d. Notes
6.123%, 06/08/06 144A (cost $3,000,000; purchased 05/22/03)(c)(g)	Ba2	3,000	3,067,500

Oil & Gas — 0.6%
El Paso Corp., Sr. Notes
7.75%, 01/15/32	Caa1	2,700	2,119,500

Telecommunications — 0.5%
Sprint Capital Corp., Gtd. Notes
6.125%, 11/15/08	Baa3	1,700	1,822,130

Total Corporate Obligations
(Cost $28,072,876)			27,900,819

U.S. Treasury Obligations — 5.3%
U.S. Treasury Inflationary Bonds [TIPS]
3.00%, 07/15/12(c)		1,400	1,567,901
3.375%, 01/15/07(c)(k)		1,600	2,028,602
3.375%, 01/15/12(c)		800	931,117
3.875%, 01/15/09-04/15/29(c)		11,700	15,098,925
4.25%, 01/15/10(c)		600	764,678

Total U.S. Treasury Obligations
(Cost $19,413,753)			20,391,223

Municipal Bonds — 5.2%
California — 1.0%
California State Public Works Board Lease Revenue Bonds Series A
5.00%, 04/01/23	Aa2	2,225	2,216,812

	Moody’s Rating	Par (000)	Value (Note 2)

California State Revenue Anticipation Notes Warrants Series A
2.00%, 06/16/04	Aaa	$1,400	$1,401,414
Orange County California Sanitation District Certificate Participation Notes
5.00%, 02/01/33	Aaa	300	296,370

			3,914,596

Michigan — 0.4%
Detroit Michigan Water Supply System
Revenue Bonds Series B
5.00%, 07/01/34	Aaa	1,420	1,406,794

Nevada — 1.6%
Clark County General Obligation Ltd. Bonds
(MBIA Insured)
5.00%, 06/01/32	Aaa	5,700	5,691,222

New Jersey — 0.5%
Tobacco Settlement Funding Corp. Revenue Bonds
4.375%, 06/01/19	Baa2	900	881,901
6.125%, 06/01/42	Baa2	1,200	1,032,876

			1,914,777

New York — 0.6%
New York City Transitional Financial Authority Series E
5.00%, 02/01/33	Aa2	2,500	2,473,475

Texas — 0.7%
Norwest Texas Independent School District General Obligation Unlimited Bonds
5.00%, 08/15/28	Aaa	2,465	2,454,499
University of Texas Revenue Bond Series B
5.00%, 08/15/33	Aaa	400	396,928

			2,851,427

135

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Moody’s Rating	Par (000)	Value (Note 2)

Washington — 0.4%
Energy Northwest Washington Electric Series A
5.50%, 07/01/13	Aa1	$800	$884,088
5.50%, 07/01/14	Aa2	700	772,128

			1,656,216

Total Municipal Bonds
(Cost $19,906,884)			19,908,507

Collateralized Mortgage Obligations — 2.9%
Bear Stearns Trust Series 2002-8 Class 3A
6.053%, 08/25/32 [ARM](c)	Aaa	51	51,652
2002-9 Class 2A
5.291%, 10/25/32 [ARM](c)	Aaa	188	191,133
CS First Boston Mortgage Securities Corp. Series 2002-AR8 Class 2A
6.245%, 04/25/32(c)	Aaa	122	126,379
Prime Mortgage Trust Series 2004-CL1 Class 1A2
1.49%, 02/25/34	AAA(d)	829	829,146
Class 2A2
1.49%, 02/25/19	AAA(d)	245	245,266
Regal Trust IV Series 1999-1 Class A
3.311%, 09/29/31 144A (cost $3,589,362; purchased 10/26/01)(c)(g)	AAA(d)	3,566	3,296,815
Sequoia Mortgage Trust Series 8 Class 2A
1.40%, 08/20/32(c)	Aaa	1,869	1,832,822
Structured Asset Mortgage Investments, Inc. Series 2002-AR3 Class A1
1.42%, 09/19/32(c)	Aaa	914	916,014
Structured Asset Securities Corp. Series
2002-1A Class 4A
6.089%, 02/25/32(c)	Aaa	134	136,055
2002-13 Class 3A1
1.54%, 06/25/17(c)	Aaa	1,138	1,139,587
2002-14A Class 2A1
6.15%, 07/25/32	Aaa	232	238,813

	Moody’s Rating	Par (000)	Value (Note 2)

Torrens Trust Series 2000-1GA Class A
1.36%, 07/15/31 144A(c)	Aaa	$506	$507,630
United Mortgage Securities Corp. Series 1993-1 Class AA
4.354%, 09/25/33(c)	Aaa	413	414,800
Washington Mutual Series 2002-AR11 Class A1
5.157%, 10/25/32(c)	Aaa	929	945,925
Wells Fargo Mortgage Backed Securities Trust Series 2002-E Class 2A1
5.001%, 09/25/32(c)	Aaa	177	178,410

Total Collateralized Mortgage Obligations
(Cost $11,368,913)			11,050,447

Foreign Government Bonds — 2.4%
German Government (Germany)
5.25%, 01/04/11 (EUR)	Aaa	600	781,822
Republic of Brazil (Brazil)
2.063%, 04/15/06 [BRB](c)	B2	448	432,010
12.25%, 03/06/30	B2	500	510,000
2.125%, 04/15/09 [BRB](c)	B2	253	228,707
11.00%, 01/11/12	B2	3,670	3,743,401
Republic of Panama (Panama)	Ba1	700	710,500
8.875%, 09/30/27
9.375%, 07/23/12	Ba1	700	794,500
Republic of Peru (Peru)
9.125%, 02/21/12	Ba3	800	844,000
United Mexican States (Mexico)
6.375%, 01/16/13	Baa2	600	609,000
8.125%, 12/30/19	Baa2	100	109,000
9.875%, 02/01/10	Baa2	200	245,800

Total Foreign Government Bonds
(Cost $8,545,191)			9,008,740

136

	Moody’s Rating	Par (000)	Value (Note 2)

Asset Backed Securities — 1.7%
Ace Securities Corp. Series 2002-HE1 Class A
1.44%, 06/25/32(c)	Aaa	$292	$292,880
Brazos Student Loan Finance Corp. Series 1998-A Class A2
1.91%, 06/01/23(c)	Aaa	2,457	2,480,385
CDC Mortgage Capital Trust Series 2002-HE2 Class A
1.39%, 01/25/33(c)	Aaa	1,752	1,754,939
Conseco Finance Trust Series 2000-C Class A
1.47%, 12/15/29(c)	Aaa	552	552,743
Household Mortgage Loan Trust Series 2002-HC1 Class A
1.39%, 05/20/32(c)	Aaa	398	399,455
IMC Home Equity Loan Trust Series 1998-4 Class A
1.26%, 08/20/29(c)	Aaa	572	571,706
Irwin Home Equity Series 2002-1 Class 2A1
1.39%, 06/25/29(c)	Aaa	321	321,409

Total Asset Backed Securities
(Cost $6,331,248)			6,373,517

Total Long-Term Investments
(Cost $223,736,845)			225,110,164

Short-Term Investments — 44.0%
Commercial Paper — 24.8%
Altria-Philip Morris Group, Inc.
1.80%, 10/29/04(c)		600	600,000
ANZ, Inc.
1.025%, 05/20/04		3,400	3,398,271
1.035%, 06/25/04		7,600	7,587,840
Barclays Capital
1.11%, 08/25/04		10,700	10,661,399
1.11%, 08/26/04		1,000	996,362
CBA (DE) Finance Corp.
1.03%, 05/21/04		11,500	11,493,780
1.02%, 06/10/04		1,000	998,850
Danske Corp.
1.025%, 05/19/04		500	499,760

	Par (000)	Value (Note 2)

European Investment Bank
1.02%, 05/10/04	$800	$799,839
1.01%, 06/15/04	2,500	2,496,934
General Electric Capital Corp.
1.04%, 06/15/04	5,500	5,493,054
1.04%, 07/08/04	2,200	2,195,615
1.06%, 07/12/04	1,700	1,696,346
HBOS Treasury Services PLC
1.055%, 06/04/04	600	599,409
1.03%, 06/21/04	5,600	5,592,018
1.035%, 06/29/04	3,100	3,094,835
1.035%, 07/06/04	3,000	2,994,221
Nestle Capital Co.
1.11%, 08/25/04 (cost $597,891; purchased 04/26/04)(h)	600	597,836
Pfizer, Inc.
1.015%, 06/03/04 (cost $2,297,990; purchased 03/01/04)(h)	2,300	2,297,888
Rabobank USA Finance Corp.
1.11%, 08/23/04	200	199,291
Royal Bank of Scotland PLC
1.02%, 06/15/04	1,600	1,598,018
1.05%, 06/28/04	7,500	7,487,546
1.05%, 07/14/04	2,800	2,793,875
Svenska Handelsbank
1.075%, 07/28/04	2,400	2,393,622
UBS Finance (DE) LLC, Inc.
1.02%, 06/03/04	1,600	1,598,523
1.04%, 07/06/04	7,100	7,086,258
1.055%, 07/13/04	700	698,482
1.07%, 07/15/04	2,500	2,494,353
Westpac Capital Corp.
1.03%, 07/12/04	500	498,956
Westpac Trust
1.03%, 05/25/04	1,900	1,898,784
1.04%, 05/25/04	1,900	1,898,772

		94,740,737

U.S. Government Agency Obligations — 16.7%
Federal Home Loan Bank
1.00%, 05/28/04	3,600	3,597,375
Federal Home Loan Mortgage Corp.
1.02%, 05/04/04	5,200	5,199,850
1.025%, 05/04/04	6,500	6,499,812
1.015%, 05/11/04	10,200	10,197,661
1.00%, 05/18/04	11,500	11,495,128

137

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Par (000)	Value (Note 2)

Federal National Mortgage Assoc.
0.95%, 06/01/04	$1,100	$1,099,158
1.00%, 05/19/04	7,300	7,296,588
1.015%, 07/14/04	4,100	4,091,330
1.02%, 06/23/04	1,600	1,597,568
1.03%, 07/01/04	4,200	4,192,550
1.04%, 07/14/04	4,000	3,991,333
1.045%, 07/21/04	1,800	1,795,716
1.06%, 07/21/04	2,600	2,593,722

		63,647,791

U.S. Treasury Obligations — 2.1%
U.S. Treasury Bills
0.852%, 06/17/04(k)(n)	20	19,979
0.875%, 06/17/04(k)(n)	45	44,948
0.88%, 06/17/04(k)(n)	200	199,773
0.888%, 06/17/04(k)(n)	15	14,983
0.916%, 06/17/04(k)(n)	25	24,970
0.943%, 06/17/04(k)(n)	1,355	1,353,322
0.93%, 06/03/04(k)(n)	300	299,748
0.93%, 06/03/04(n)	130	129,891
1.025%, 05/06/04(n)	6,100	6,099,452

		8,187,066

	Shares
Registered Investment Companies — 0.4%
BlackRock Provident Institutional Funds
TempCash Portfolio(j)	704,955	704,955
BlackRock Provident Institutional Funds
TempFund Portfolio(j)	704,954	704,954

		1,409,909

	Number of Contracts	Value (Note 2)

Outstanding Put Options Purchased
3-Month Euro-Euribor Interest Futures, Strike Price 94.25, Expires 12/13/04*
(Cost $358)	23	$0

Total Short-Term Investments
(Cost $167,993,038)		167,985,503

Total Investments, Before Outstanding Options Written — 103.0%
(Cost $391,729,883; Note 5)		393,095,667

	Number of Contracts/ Swap Notional Amount $(000)
Outstanding Options Written — (0.3)%
Call Options — (0.3)%
Swap 3-Month LIBOR & Fixed, Strike Price 5.20,
Expires 11/02/04*	8,000	(263,088)
Swap 3-Month LIBOR & Fixed, Strike Price 5.50,
Expires 01/07/05*	11,600	(498,452)
Swap 3-Month LIBOR & Fixed, Strike Price 6.00,
Expires 10/19/04*	2,400	(169,958)
Swap 3-Month LIBOR & Fixed, Strike Price 7.00,
Expires 10/07/04*	1,700	(3,060)
U.S. Treasury Note Futures, Strike Price 111.50,
Expire 08/27/04*	11	(4,125)
U.S. Treasury Note Futures, Strike Price 114,
Expire 08/27/04*	2	(844)
U.S. Treasury Note Futures, Strike Price 115,
Expire 08/27/04*	61	(18,109)
U.S. Treasury Note Futures, Strike Price 116,
Expire 05/21/04*	21	(329)

		(957,965)

Put Options
Eurodollar Futures, Strike Price 98.00, Expires 06/14/04*	135	(1,687)
Swap 3-Month LIBOR & Fixed, Strike Price 6.00, Expires 10/19/04*	2,400	(9,475)
Swap 3-Month LIBOR & Fixed, Strike Price 6.70, Expires 11/02/04*	8,000	(11,296)

138

	Number of Contracts/ Swap Notional Amount $(000)	Value (Note 2)
Swap 3-Month LIBOR & Fixed, Strike Price 7.00, Expires 01/07/05*	13,000	$(26,065)
U.S. Treasury Note Futures, Strike Price 107.50, Expire 08/27/04*	17	(15,406)
U.S. Treasury Note Futures, Strike Price 108, Expire 08/27/04*	34	(54,719)
3-Month Euro-Euribor Interest Futures, Strike Price 97.00, Expires 12/13/04*	20	(599)
3-Month Euro-Euribor Interest Futures, Strike Price 97.50, Expires 09/13/04*	17	(509)

		(119,756)

Total Written Options
(Premium Received $1,659,247)		(1,077,721)

Total Investments, Net of Outstanding Options Written — 102.7%
(Cost $390,070,636)		392,017,946
Liabilities in Excess of Other Assets — (2.7%)		(10,344,616)

Net Assets — 100.0%		$381,673,330

The following abbreviations are used throughout the Schedule of Investments:

ARM	—Adjustable Rate Mortgage Security
BRB	—Brady Bond
BRC	—Brazilian Real
CLP	—Chilean Peso
EUR	—Euro Dollar
GBP	—British Pound
HKD	—Hong Kong Dollar
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KOR	—Korean Won
MXP	—Mexican Peso
PEI	—Peruvian Sol
RUB	—Russian Rouble
SGD	—Singapore Dollar
SKK	—Slovak Koruna
TBA	—Securities purchased on a forward commitment basis
TIPS	—Treasury Inflation Protection Securities
TWD	—Taiwan Dollar
ZAR	—South African Rand

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $9,036,199. The aggregate value, $8,909,415 represents 2.33% of net assets.
(h)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,895,881. The aggregate value, $2,895,724 is approximately 0.76% of net assets.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $2,319,068 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2004:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
22	U.S. Treasury 5 Year Note	June 04	$2,459,531	$2,418,625	$(40,906)
455	U.S. Treasury 10 Year Note	June 04	51,506,864	50,277,505	(1,229,359)
53	U.S. Treasury 10 Year Note	Sep 04	5,812,642	5,781,970	(30,672)
56	Euro Dollar	Dec 04	13,632,369	13,692,000	59,631
64	Euro Dollar	Mar 05	15,581,906	15,572,000	(9,906)
74	Euro Dollar	June 05	17,972,831	17,920,950	(51,881)
24	Euro Dollar	Sep 05	5,825,981	5,789,100	(36,881)
26	Euro Dollar	Dec 05	6,288,700	6,250,075	(38,625)
5	Euro Dollar	Mar 06	1,201,656	1,198,625	(3,031)

					$(1,381,630)

Short Position:
157	Short U.S. Treasury 30 Year Bond	June 04	17,534,961	16,817,094	717,867

					$(663,763)

(n)	Rates shown are the effective yields at purchase date.

139

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

Foreign currency exchange contracts outstanding at April 30, 2004:

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
05/04	Buy	BRC	259,543	$87,300	$88,070	$770
06/04	Buy	BRC	300,000	100,000	101,798	1,798
07/04	Buy	BRC	121,770	40,221	41,320	1,099
05/04	Buy	CLP	60,910,000	100,000	97,261	(2,739)
06/04	Buy	CLP	60,602,000	100,000	96,769	(3,231)
05/04	Buy	HKD	678,932	87,300	87,098	(202)
06/04	Buy	HKD	777,360	100,000	99,802	(198)
07/04	Buy	HKD	654,171	84,074	83,870	(204)
06/04	Buy	IDR	6,737,780	149,000	151,513	2,513
05/04	Buy	JPY	600,279,000	5,438,308	5,441,650	3,342
05/04	Buy	KOR	101,660,850	87,294	86,636	(658)
06/04	Buy	KOR	118,000,000	99,993	100,560	567
07/04	Buy	KOR	97,524,000	83,430	83,110	(320)
05/04	Buy	MXP	909,626	82,000	79,445	(2,555)
06/04	Buy	MXP	1,121,100	100,000	97,516	(2,484)
05/04	Buy	PEI	295,687	85,200	84,870	(330)
06/04	Buy	PEI	347,900	100,000	99,856	(144)
05/04	Buy	RUB	2,488,923	87,300	85,789	(1,511)
06/04	Buy	RUB	2,854,000	100,000	98,373	(1,627)
07/04	Buy	RUB	2,390,640	81,536	82,402	866
05/04	Buy	SGD	147,594	87,300	86,745	(555)
06/04	Buy	SGD	170,475	100,000	100,218	218
07/04	Buy	SGD	141,820	83,682	83,411	(271)
05/04	Buy	SKK	2,806,318	85,200	83,156	(2,044)
06/04	Buy	SKK	3,343,000	100,000	99,059	(941)
05/04	Buy	TWD	2,891,289	87,300	87,035	(265)
06/04	Buy	TWD	3,321,000	100,000	99,970	(30)
05/04	Buy	ZAR	572,408	85,200	81,786	(3,414)
06/04	Buy	ZAR	685,850	100,000	97,315	(2,685)

				$8,021,638	$8,006,403	($15,235)

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
05/04	Sell	EUR	2,438,000	$2,924,369	$2,922,139	$2,230

Interest rate swap agreements outstanding at April 30, 2004:

Description	Expiration Month	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (Cost $246,000, purchased 12/10/03)(g)(3)	06/09		$41,000	$(81,902)
Receive variable rate payments on the one month LIBOR-BBA floating rate and pay fixed rate payments of 0.65%.(5)	09/04		$800	(27,710)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (Cost $27,427 purchased 12/16/03)(g)(5)	03/07	EUR	5,100	57,589
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (Cost $12,077, purchased 12/19/03-03/22/04)(g)(4)	12/07	EUR	11,100	47,364

Description	Expiration Month		Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (Cost $111,236, purchased 03/10/04)(g)(2)	06/08	EUR	6,200	$(53,548)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(4)	06/10	EUR	500	(5,718)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(7)	06/10	EUR	500	(5,989)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(1)	06/10	EUR	4,100	(21,913)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(2)	06/10	EUR	800	(4,884)
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (Cost $(1,192) purchased 02/12/02)(g)(4)	03/17	EUR	500	8,925
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (Cost $(5,741) purchased 02/12/02-03/15/02)(g)(3)	03/17	EUR	3,900	66,058
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (Cost $9,368 purchased 03/26/02)(g)(4)	03/32	EUR	1,500	17,586
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (Cost $15,509 purchased 05/15/02-07/02/02)(g)(7)	03/32	EUR	1,300	7,851
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(7)	06/11	GBP	700	(14,745)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(1)	06/11	GBP	1,100	(24,431)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (Cost $10,880 purchased 03/14/02)(g)(7)	03/17	GBP	700	(161)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (Cost $4,459 purchased 03/15/02)(g)(4)	03/17	GBP	300	134

140

Description	Expiration Month		Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (Cost $16,789 purchased 02/12/02-03/15/02)(g)(3)	03/17	GBP	1,700	$9,242
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(4)	03/32	GBP	900	6,145
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(7)	03/32	GBP	600	(758)

				$(20,865)

Broker/Counterparty:

(1)	Barclays Bank PLC
(2)	Citigroup
(3)	Goldman Sachs
(4)	J.P. Morgan Chase & Co.
(5)	Merrill Lynch
(6)	Morgan Stanley
(7)	UBS — Warburg

Credit default swap agreements outstanding at April 30, 2004:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation
Receive a fixed rate equal to 1.80% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (Cost $0 purchased 05/30/03)(g)(6)	06/05	$100	$1,347
Receive a fixed rate equal to 1.75% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/12. (Cost $0 purchased 05/30/03)(g)(6)	06/04	300	396

			$1,743

Broker/Counterparty

(6)	Morgan Stanley

See Notes to Financial Statements.

141

Strategic Partners Money Market Fund

SCHEDULE OF INVESTMENTS

APRIL 30, 2004 (Unaudited)

	Par (000)	Value (Note 2)

Commercial Paper — 61.7%
Abbey National North America LLC
1.035%, 06/30/04	$7,000	$6,988,328
Banco Bilbao
1.18%, 05/03/04(cost $10,999,999; purchased 04/30/04)(h)	11,000	10,999,999
Bank of Ireland
1.02%, 05/17/04 144A(cost $6,997,223; purchased 03/16/04)(h)	7,000	6,997,223
BASF AG
1.04%, 06/23/04 144A(cost $6,989,687; purchased 04/07/04)(h)	7,000	6,989,687
Bradford & Bingley PLC
1.12%, 07/08/04 144A(c)(cost $1,600,000; purchased 12/08/03)(h)	1,600	1,600,000
Danske Corp.
1.11%, 08/11/04	7,000	6,978,417
Den Norske Bank
1.06%, 05/07/04	7,000	6,999,175
Dexia Delaware LLC
1.03%, 06/08/04	7,000	6,992,790
European Investment Bank
1.00%, 05/25/04	7,000	6,995,722
General Electric Capital Corp.
1.04%, 05/26/04	7,000	6,995,349
HSBC USA, Inc.
1.03%, 05/12/04	7,000	6,998,198
Irish Life & Permanent PLC
1.07%, 06/11/04 144A(cost $6,991,886; purchased 02/09/04)(h)	7,000	6,991,886
Italy ( Republic of Italy)
1.04%, 07/29/04	7,000	6,982,407
J.P. Morgan Chase & Co.
1.05%, 05/03/04	3,600	3,600,000
KBC Financial Products International Ltd.
1.04%, 06/15/04 144A(cost $6,991,304; purchased 04/16/04)(h)	7,000	6,991,304
Natexis Banques Populaires
1.03%, 05/04/04	7,000	6,999,800

	Par (000)	Value (Note 2)

National Bank of New Zealand International Ltd.
1.18%, 05/05/04 144A(cost $8,499,442; purchased 11/05/03)(h)	$8,500	$8,499,442
Nationwide Building Society
1.03%, 05/27/04	7,300	7,294,938
Network Rail Finance PLC
1.05%, 06/17/04 144A(cost $6,990,813; purchased 03/03/04)(h)	7,000	6,990,813
Nordea North America, Inc.
1.07%, 07/19/04	7,000	6,983,980
Spintab Swedmortgage
1.05%, 07/21/04	3,300	3,292,396
Swedish National Housing Finance Corp.
1.03%, 06/15/04 144A(cost $4,993,849; purchased 03/18/04)(h)	5,000	4,993,849

Total Commercial Paper
(Cost $145,155,703)		145,155,703

U.S. Government Agency Obligations — 8.5%
Federal Home Loan Bank
4.875%, 05/14/04	13,000	13,014,198
Federal National Mortgage Assoc.
Zero Coupon, 05/19/04	7,000	6,996,889

(Cost $20,011,087)		20,011,087

Corporate Obligations — 6.3%
Lehman Brothers Holdings, Inc.
7.75%, 01/15/05	2,941	3,069,389
Marshall & Ilsley Corp.
5.252%, 12/15/04	2,500	2,557,503
Royal Bank of Canada NY
1.02%, 09/03/04(c)	9,000	8,998,822

Total Corporate Obligations
(Cost $14,625,714)		14,625,714

Private Placements — 6.0%
John Hancock Global Funding II
1.21%, 09/13/04 144A(c)	6,000	6,003,830
American Honda Finance Corp.
1.09%, 05/12/04 144A(c)	8,000	8,000,000

(Cost $14,003,830)		14,003,830

142

	Par (000)	Value (Note 2)

Yankee Certificates of Deposit — 5.5%
BNP Paribas NY
1.39%, 08/27/04	$8,000	$8,001,713
SwedBank
1.413%, 11/03/04	5,000	4,999,811

(Cost $13,001,524)		13,001,524

Euro Time Deposit — 4.7%
Caisse des Depots
1.04%, 05/03/04
(Cost $11,000,000)	11,000	11,000,000

Medium Term Note — 4.3%
Bear Stearns Co., Inc.
1.72%, 05/24/04(c)
(Cost $9,999,265)	10,000	9,999,265

Certificates of Deposit — 1.7%
Marshall & Ilsley Corp.
1.025%, 06/29/04
(Cost $3,999,968)	4,000	3,999,968

Asset Backed Securities — 0.9%
WFS Financial Owner Trust
1.129%, 08/20/04	1,769	1,768,541
Whole Auto Loan Trust
1.10%, 09/15/04	450	449,679

(Cost $2,218,220)		2,218,220

Total Investments — 99.4%
(Cost $234,015,311*)		234,015,311
Other Assets in Excess of Liabilities — 0.6%		1,506,960

Net Assets — 100.0%		$235,522,271

*	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The following abbreviations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2004.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities — see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $61,054,203. The aggregate value of $61,054,203 is approximately 25.9% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.

The following is a breakdown of the money market portfolio by industry classification, as of April 30, 2004. Percentages are based on net assets.

Industry
Financial Bank & Trust	48.1%
Financial Services	18.9%
U.S. Government	8.5%
Financial—Brokerage	5.6%
Yankee Certificates of Deposits	5.5%
Time Deposits	4.7%
Chemicals	3.0%
Special Purpose Insurance	2.5%
Certificates of Deposits	1.7%
Asset Backed Securities	0.9%

99.4%
Other assets in excess of liabilities	0.6%

100.0%

See Notes to Financial Statements.

143

Statements of Assets and Liabilities

APRIL 30, 2004 (Unaudited)

	ASAF INTERNATIONAL EQUITY FUND	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND	STRATEGIC PARTNERS SMALL CAP GROWTH OPPORTUNITY FUND	STRATEGIC PARTNERS MANAGED SMALL CAP GROWTH FUND	STRATEGIC PARTNERS SMALL COMPANY FUND	STRATEGIC PARTNERS MID CAP GROWTH FUND
ASSETS:
Investments at Value (A), Including Securities on Loan (D)	$46,465,559	$246,637,074	$110,774,465	$57,180,302	$248,404,272	$244,133,505
Cash	370,346	4,792,973	849,607	1,586,931	666,254	124,787
Foreign Currency (B)	—	—	—	—	—	—
Receivable For:
Securities Sold	1,687,135	6,602,732	—	244	1,214,768	3,994,110
Dividends and Interest	226,481	1,180,201	16,904	11,268	131,986	16,493
Futures Variation Margin	—	—	—	—	—	—
Fund Shares Sold	71,720	307,846	77,961	82,863	280,889	160,752
Unrealized Appreciation on Foreign Currency Forward Contracts	—	—	—	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—	—	—	—
Receivable from Investment Manager	—	—	—	—	—	—
Prepaid Expenses	22,430	113,738	20,800	41,347	26,778	37,726

Total Assets	48,843,671	259,634,564	111,739,737	58,902,955	250,724,947	248,467,373

LIABILITIES:
Payable to Custodian	—	—	—	—	—	—
Written Options Outstanding, at Value (C)	—	—	—	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—	—	—	—
Payable to Investment Manager	21,889	157,650	60,140	28,195	179,890	47,296
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	—	—	—	—
Payable from Loans	—	—	—	—	—	750,000
Payable to Broker for Collateral for Securities on Loan	—	—	3,800	7,027,574	28,222,009	65,797,950
Payable For:
Securities Purchased	326,520	1,585,954	—	—	184,113	1,767,774
Fund Shares Redeemed	212,042	1,146,071	240,189	316,583	765,606	636,697
Futures Variation Margin	—	—	—	14,750	—	—
Distribution Fees	34,510	197,510	87,388	39,152	166,101	132,081
Deferred Directors’ Fees	2,130	15,507	6,487	1,887	5,799	7,774
Accrued Expenses and Other Liabilities	43,874	291,767	122,879	58,269	143,190	207,052
Withholding Tax	2,253	104,344	—	—	—	—
Dividends and Distributions	—	—	—	—	—	—

Total Liabilities	643,218	3,498,803	520,883	7,486,410	29,666,708	69,346,624

Net Assets	$48,200,453	$256,135,761	$111,218,854	$51,416,545	$221,058,239	$179,120,749

Components of Net Assets
Common Stock, at $0.001 Par Value	$7,474	$22,990	$10,047	$10,053	$15,706	$44,243
Paid-In Capital in Excess of Par	67,386,774	374,402,192	222,087,856	83,653,959	162,285,632	161,170,110

	67,394,248	374,425,182	222,097,903	83,664,012	162,301,338	161,214,353
Undistributed Net Investment Income (Loss)	(254,823)	(2,796,450)	(1,122,176)	(522,628)	(1,143,881)	(1,288,167)
Accumulated Net Realized Gain (Loss) on Investments	(21,892,090)	(166,488,948)	(131,555,989)	(35,886,564)	(425,770)	(4,552,692)
Net Unrealized Appreciation (Depreciation) on Investments	2,953,118	50,995,977	21,799,116	4,161,725	60,326,552	23,747,255

Net Assets	$48,200,453	$256,135,761	$111,218,854	$51,416,545	$221,058,239	$179,120,749

(A) Investments at Cost	$43,510,265	$195,556,350	$88,975,349	$52,966,047	$188,077,720	$220,386,250

(B) Foreign Currency at Cost	$—	$—	$—	$—	$—	$—

(C) Premiums Received for Written Options	$—	$—	$—	$—	$—	$—

(D) Securities on Loan at Value	$—	$—	$3,336	$6,545,230	$26,748,467	$63,212,139

See Notes to Financial Statements.

144

	ASAF INTERNATIONAL EQUITY FUND	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND	STRATEGIC PARTNER SMALL CAP GROWTH OPPORTUNITY FUND	STRATEGIC PARTNERS MANAGED SMALL CAP GROWTH FUND	STRATEGIC PARTNERS SMALL COMPANY FUND	STRATEGIC PARTNERS MID-CAP GROWTH FUND
NET ASSET VALUE:
Class A: Net Assets	$140,082	$880,431	$268,156	$226,296	$697,065	$657,390

Shares Outstanding	21,429	77,444	23,610	43,458	48,342	160,351

Net Asset Value and Redemption Price Per Share	$6.54	$11.37	$11.36	$5.21	$14.42	$4.10

Maximum Sales Charge	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

Offering Price Per Share*	$6.92	$12.03	$12.02	$5.51	$15.26	$4.34

Class B: Net Assets	$22,170	$158,526	$55,611	$49,133	$116,688	$151,087

Shares Outstanding	3,456	14,312	5,067	9,752	8,339	37,326

Net Asset Value, Offering and Redemption Price Per Share	$6.41	$11.08	$10.98	$5.04	$13.99	$4.05

Class C: Net Assets	$8,207,814	$55,509,021	$20,279,151	$10,965,981	$44,363,178	$31,914,708

Shares Outstanding	1,285,580	5,002,707	1,845,263	2,154,913	3,175,738	7,927,486

Net Asset Value, Offering and Redemption Price Per Share	$6.38	$11.10	$10.99	$5.09	$13.97	$4.03

Class L: Net Assets	$17,138,949	$55,137,553	$26,167,084	$13,083,857	$48,536,023	$47,373,097

Shares Outstanding	2,620,489	4,852,800	2,304,874	2,518,470	3,368,760	11,567,932

Net Asset Value and Redemption Price Per Share	$6.54	$11.36	$11.35	$5.20	$14.41	$4.10

Class M: Net Assets	$18,221,782	$111,362,148	$51,606,984	$22,754,410	$98,107,718	$82,587,806

Shares Outstanding	2,845,013	10,055,480	4,698,575	4,475,468	7,014,446	20,466,496

Net Asset Value and Redemption Price Per Share	$6.40	$11.07	$10.98	$5.08	$13.99	$4.04

Class X: Net Assets	$4,469,656	$33,088,082	$12,841,868	$4,336,868	$29,237,567	$16,436,661

Shares Outstanding	697,533	2,987,272	1,169,212	851,344	2,089,926	4,083,609

Net Asset Value, Offering and Redemption Price Per Share	$6.41	$11.08	$10.98	$5.09	$13.99	$4.03

*	On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

145

Statements of Assets and Liabilities

APRIL 30, 2004 (Unaudited)

	STRATEGIC PARTNERS RELATIVE VALUE FUND	STRATEGIC PARTNERS TECHNOLOGY FUND	STRATEGIC PARTNERS HEALTH SCIENCES FUND	STRATEGIC PARTNERS MANAGED OTC FUND	STRATEGIC PARTNERS CAPITAL GROWTH FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND
ASSETS:
Investments at Value (A), Including Securities on Loan (D)	$362,187,713	$31,009,978	$26,438,294	$50,709,162	$833,220,381	$566,217,607
Cash	148	—	128,025	1,434,001	—	1,177,261
Foreign Currency (B)	—	—	18	—	—	—
Receivable For:
Securities Sold	2,437,231	—	416,767	—	17,005,659	2,189,127
Dividends and Interest	113,837	3,181	19,647	6,687	817,886	196,043
Futures Variation Margin	—	—	—	—	—	—
Fund Shares Sold	465,175	10,386	116,228	63,531	1,148,274	330,572
Unrealized Appreciation on Foreign Currency Forward Contracts	—	—	—	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—	—	—	—
Receivable from Investment Manager	—	—	—	—	—	—
Prepaid Expenses	40,471	12,638	39,223	15,887	87,817	23,256

Total Assets	365,244,575	31,036,183	27,158,202	52,229,268	852,280,017	570,133,866

LIABILITIES:
Payable to Custodian	—	—	—	—	4,421,366	—
Written Options Outstanding, at Value (C)	—	—	—	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—	—	—	—
Payable to Investment Manager	237,801	1,641	6,011	11,713	599,178	279,037
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	—	—	—	—
Payable from Loans	—	—	—	—	—	—
Payable to Broker for Collateral for Securities on Loan	37,812,406	8,389,822	4,342,735	12,035,090	51,209,199	99,730,485
Payable For:
Securities Purchased	2,764,611	—	167,920	—	7,325,275	—
Fund Shares Redeemed	1,221,911	93,548	8,336	165,423	2,864,159	1,768,472
Futures Variation Margin	—	—	—	315,480	—	—
Distribution Fees	239,028	17,274	16,390	29,844	597,606	360,543
Deferred Directors’ Fees	8,671	824	562	889	27,318	57,971
Accrued Expenses and Other Liabilities	186,583	35,948	26,703	26,647	449,802	633,908
Withholding Tax	—	—	—	—	—	—
Dividends and Distributions	—	—	—	—	—	—

Total Liabilities	42,471,011	8,539,057	4,568,657	12,585,086	67,493,903	102,830,416

Net Assets	$322,773,564	$22,497,126	$22,589,545	$39,644,182	$784,786,114	$467,303,450

Components of Net Assets
Common Stock, at $0.001 Par Value	$18,041	$8,751	$1,953	$16,728	$61,216	$46,375
Paid-In Capital in Excess of Par	251,194,737	62,468,323	21,680,801	78,959,729	855,731,892	1,442,032,020

	251,212,778	62,477,074	21,682,754	78,976,457	855,793,108	1,442,078,395
Undistributed Net Investment Income (Loss)	(1,394,305)	(263,551)	(146,732)	(415,005)	(4,874,384)	(3,424,700)
Accumulated Net Realized Gain (Loss) on Investments	25,787,554	(43,053,509)	(2,527,417)	(42,152,781)	(222,621,343)	(1,018,430,263)
Net Unrealized Appreciation (Depreciation) on Investments	47,167,537	3,337,112	3,580,940	3,235,511	156,488,733	47,080,018

Net Assets	$322,773,564	$22,497,126	$22,589,545	$39,644,182	$784,786,114	$467,303,450

(A) Investments at Cost	$315,020,176	$27,672,856	$22,856,788	$47,278,693	$676,732,457	$519,137,589

(B) Foreign Currency at Cost	$—	$—	$18	$—	$—	$—

(C) Premiums Received for Written Options	$—	$—	$—	$—	$—	$—

(D) Securities on Loan at Value	$35,685,311	$7,852,649	$4,171,158	$11,378,760	$49,650,199	$94,425,575

See Notes to Financial Statements.

146

	STRATEGIC PARTNERS RELATIVE VALUE FUND	STRATEGIC PARTNERS TECHNOLOGY FUND	STRATEGIC PARTNERS HEALTH SCIENCES FUND	STRATEGIC PARTNERS MANAGED OTC FUND	STRATEGIC PARTNERS CAPITAL GROWTH FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND
NET ASSET VALUE:
Class A: Net Assets	$1,171,400	$273,023	$251,624	$133,102	$1,760,019	$874,953

Shares Outstanding	64,166	104,088	21,505	55,501	134,062	77,273

Net Asset Value and Redemption Price Per Share	$18.26	$2.62	$11.70	$2.40	$13.13	$11.32

Maximum Sales Charge	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

Offering Price Per Share*	$19.32	$2.77	$12.38	$2.54	$13.89	$11.98

Class B: Net Assets	$230,868	$15,249	$47,418	$37,551	$572,155	$220,227

Shares Outstanding	12,980	5,970	4,119	15,874	44,838	22,407

Net Asset Value, Offering and Redemption Price Per Share	$17.79	$2.55	$11.51	$2.37	$12.76	$9.83

Class C: Net Assets	$63,074,710	$5,666,927	$5,095,412	$11,364,444	$193,225,850	$75,072,306

Shares Outstanding	3,547,723	2,214,617	441,631	4,817,503	15,167,081	7,667,033

Net Asset Value, Offering and Redemption Price Per Share	$17.78	$2.56	$11.54	$2.36	$12.74	$9.79

Class L: Net Assets	$80,484,624	$6,219,400	$5,525,045	$9,125,157	$166,606,686	$90,709,893

Shares Outstanding	4,410,448	2,377,680	472,300	3,812,699	12,710,765	8,017,163

Net Asset Value and Redemption Price Per Share	$18.25	$2.62	$11.70	$2.39	$13.11	$11.31

Class M: Net Assets	$150,490,640	$8,820,880	$9,724,875	$17,020,249	$359,356,872	$256,501,872

Shares Outstanding	8,465,553	3,463,154	844,629	7,196,530	28,188,235	26,123,445

Net Asset Value and Redemption Price Per Share	$17.78	$2.55	$11.51	$2.37	$12.75	$9.82

Class X: Net Assets	$27,321,322	$1,501,647	$1,945,171	$1,963,679	$63,264,532	$43,924,199

Shares Outstanding	1,540,092	585,540	168,546	830,095	4,971,192	4,467,544

Net Asset Value, Offering and Redemption Price Per Share	$17.74	$2.56	$11.54	$2.37	$12.73	$9.83

*	On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

147

Statements of Assets and Liabilities

APRIL 30, 2004 (Unaudited)

	STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND	ASAF T. ROWE PRICE TAX MANAGED FUND	STRATEGIC PARTNERS CORE VALUE FUND	STRATEGIC PARTNERS MANAGED INDEX 500 FUND	STRATEGIC PARTNERS EQUITY INCOME FUND	STRATEGIC PARTNERS GROWTH WITH INCOME FUND
ASSETS:
Investments at Value (A), Including Securities on Loan (D)	$3,429,653	$8,508,685	$52,929,867	$185,363,438	$276,822,103	$45,208,546
Cash	10,139	—	1,727	—	—	—
Foreign Currency (B)	—	—	—	—	—	—
Receivable For:
Securities Sold	133,024	—	—	484,210	1,058,037	571,204
Dividends and Interest	3,445	11,400	53,962	148,306	269,704	43,030
Futures Variation Margin	—	—	—	—	—	—
Fund Shares Sold	3,884	40,106	90,718	285,128	264,486	42,516
Unrealized Appreciation on Foreign Currency Forward Contracts	—	—	—	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—	—	—	—
Receivable from Investment Manager	15,979	12,704	—	—	—	—
Prepaid Expenses	26,722	41,259	44,545	51,722	37,139	18,670

Total Assets	3,622,846	8,614,154	53,120,819	186,332,804	278,451,469	45,883,966

LIABILITIES:
Payable to Custodian	—	—	—	298,194	9	—
Written Options Outstanding, at Value (C)	—	—	—	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—	—	—	—
Payable to Investment Manager	—	—	15,750	78,689	158,197	12,152
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	—	—	—	—
Payable from Loans	—	—	—	—	—	—
Payable to Broker for Collateral for Securities on Loan	1,097,700	1,825,600	8,246,776	17,430,737	11,294,769	6,119,996
Payable For:
Securities Purchased	34,827	10,181	51,567	—	2,915,777	821,877
Fund Shares Redeemed	—	400	72,921	1,952,610	939,144	31,198
Futures Variation Margin	—	—	—	—	—	—
Distribution Fees	1,763	4,798	33,355	127,712	197,816	28,921
Deferred Directors’ Fees	19	149	661	4,264	8,436	1,479
Accrued Expenses and Other Liabilities	17,999	28,942	35,157	53,340	169,450	36,046
Withholding Tax	—	—	—	—	—	—
Dividends and Distributions	—	—	—	—	—	—

Total Liabilities	1,152,308	1,870,070	8,456,187	19,945,546	15,683,598	7,051,669

Net Assets	$2,470,538	$6,744,084	$44,664,632	$166,387,258	$262,767,871	$38,832,297

Components of Net Assets
Common Stock, at $0.001 Par Value	$280	$714	$3,823	$19,428	$20,861	$4,865
Paid-In Capital in Excess of Par	2,398,951	6,458,311	39,060,341	183,575,722	281,344,236	50,666,914

	2,399,231	6,459,025	39,064,164	183,595,150	281,365,097	50,671,779
Undistributed Net Investment Income (Loss)	(14,044)	(40,638)	(1,912)	(219,545)	(287,653)	(111,262)
Accumulated Net Realized Gain (Loss) on Investments	99,616	(914,636)	179,537	(29,684,582)	(59,079,447)	(14,887,287)
Net Unrealized Appreciation (Depreciation) on Investments	(14,265)	1,240,333	5,422,843	12,696,235	40,769,874	3,159,067

Net Assets	$2,470,538	$6,744,084	$44,664,632	$166,387,258	$262,767,871	$38,832,297

(A) Investments at Cost	$3,443,918	$7,268,353	$47,507,024	$172,667,203	$236,052,229	$42,051,004

(B) Foreign Currency at Cost	$—	$—	$—	$—	$—	$—

(C) Premiums Received for Written Options	$—	$—	$—	$—	$—	$—

(D) Securities on Loan at Value	$1,046,187	$1,749,405	$7,824,083	$16,574,474	$10,846,812	$5,867,708

See Notes to Financial Statements.

148

	STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND	ASAF T. ROWE PRICE TAX MANAGED FUND	STRATEGIC PARTNERS CORE VALUE FUND	STRATEGIC PARTNERS MANAGED INDEX 500 FUND	STRATEGIC PARTNERS EQUITY INCOME FUND	STRATEGIC PARTNERS GROWTH WITH INCOME FUND
NET ASSET VALUE:
Class A: Net Assets	$41,600	$117,478	$135,347	$652,867	$763,821	$260,352

Shares Outstanding	4,657	12,287	11,530	74,900	59,474	32,069

Net Asset Value and Redemption Price Per Share	$8.93	$9.56	$11.74	$8.72	$12.84	$8.12

Maximum Sales Charge	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

Offering Price Per Share*	$9.45	$10.12	$12.42	$9.23	$13.59	$8.59

Class B: Net Assets	$2,281	$3,056	$35,210	$127,942	$220,274	$42,616

Shares Outstanding	259	324	3,014	14,985	17,554	5,368

Net Asset Value, Offering and Redemption Price Per Share	$8.81	$9.43	$11.68	$8.54	$12.55	$7.94

Class C: Net Assets	$447,012	$2,120,733	$11,729,833	$35,831,519	$52,160,569	$6,923,053

Shares Outstanding	50,649	225,215	1,005,186	4,202,404	4,163,902	872,351

Net Asset Value, Offering and Redemption Price Per Share	$8.83	$9.42	$11.67	$8.53	$12.53	$7.94

Class L: Net Assets	$481,282	$1,490,051	$9,570,188	$33,459,479	$55,617,746	$9,072,256

Shares Outstanding	53,897	155,970	816,520	3,838,810	4,333,386	1,117,944

Net Asset Value and Redemption Price Per Share	$8.93	$9.55	$11.72	$8.72	$12.83	$8.12

Class M: Net Assets	$1,123,317	$2,746,312	$19,721,402	$87,643,605	$123,039,334	$19,676,435

Shares Outstanding	127,529	292,040	1,688,890	10,278,618	9,812,766	2,477,403

Net Asset Value and Redemption Price Per Share	$8.81	$9.40	$11.68	$8.53	$12.54	$7.94

Class X: Net Assets	$375,046	$266,454	$3,472,652	$8,671,846	$30,966,127	$2,857,585

Shares Outstanding	42,603	27,670	297,532	1,018,434	2,473,464	360,227

Net Asset Value, Offering and Redemption Price Per Share	$8.80	$9.63	$11.67	$8.51	$12.52	$7.93

*	On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

149

Statements of Assets and Liabilities

APRIL 30, 2004 (Unaudited)

	STRATEGIC PARTNERS CAPITAL INCOME FUND	STRATEGIC PARTNERS BALANCED FUND	STRATEGIC PARTNERS HIGH YIELD BOND FUND	STRATEGIC PARTNERS BOND FUND	STRATEGIC PARTNERS MONEY MARKET FUND
ASSETS:
Investments at Value (A), Including Securities on Loan (D)	$210,169,911	$169,644,426	$192,763,530	$393,095,667	$234,015,311
Cash	—	118,418	—	—	64,720
Foreign Currency (B)		—	—	2,683,617	—
Receivable For:
Securities Sold	367,087	10,342,367	—	10,324,319	—
Dividends and Interest	351,756	568,783	4,280,116	1,451,371	606,907
Futures Variation Margin	—	—	—	252,042	—
Fund Shares Sold	129,624	111,450	681,827	458,279	2,078,453
Unrealized Appreciation on Foreign Currency Forward Contracts	—	—	—	13,403	—
Unrealized Appreciation on Swap Agreements	—	—	—	222,637	—
Receivable from Investment Manager	—	—	—	—	—
Prepaid Expenses	17,295	22,388	36,910	11,859	55,369

Total Assets	211,035,673	180,807,832	197,762,383	408,513,194	236,820,760

LIABILITIES:
Payable to Custodian	15	—	—	2,434,539	—
Written Options Outstanding, at Value (C)	—	—	—	1,077,721	—
Unrealized Depreciation on Swap Agreements	—	—	—	241,759	—
Payable to Investment Manager	110,213	71,272	101,062	167,921	218,999
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	—	26,408	—
Payable from Loans	—	—	—	—	—
Payable to Broker for Collateral for Securities on Loan	37,228,758	19,564,288	—	—	—
Payable For:
Securities Purchased	99,738	19,655,965	—	19,848,079	—
Fund Shares Redeemed	427,070	274,140	441,944	2,516,195	837,908
Futures Variation Margin	—	6,000	—	—	—
Distribution Fees	134,002	104,769	152,021	287,974	158,566
Deferred Directors’ Fees	12,674	5,358	4,577	22,728	28,109
Accrued Expenses and Other Liabilities	152,831	88,096	101,659	216,540	16,007
Withholding Tax	—	—	—	—	—
Dividends and Distributions	—	—	1,127,309	—	38,900

Total Liabilities	38,165,301	39,769,888	1,928,572	26,839,864	1,298,489

Net Assets	$172,870,372	$141,037,944	$195,833,811	$381,673,330	$235,522,271

Components of Net Assets
Common Stock, at $0.001 Par Value	$14,546	$11,517	$26,717	$36,425	$235,521
Paid-In Capital in Excess of Par	211,288,169	149,065,693	226,389,484	376,866,589	235,284,112

	211,302,715	149,077,210	226,416,201	376,903,014	235,519,633
Undistributed Net Investment Income (Loss)	(427,430)	156,658	(707,006)	4,807,244	—
Accumulated Net Realized Gain (Loss) on Investments	(44,814,851)	(20,553,060)	(38,067,226)	(1,225,408)	2,638
Net Unrealized Appreciation (Depreciation) on Investments	6,809,938	12,357,136	8,191,842	1,188,480	—

Net Assets	$172,870,372	$141,037,944	$195,833,811	$381,673,330	$235,522,271

(A) Investments at Cost	$203,359,972	$157,260,515	$184,571,688	$391,729,883	$234,015,311

(B) Foreign Currency at Cost	$—	$—	$—	$2,654,074	$—

(C) Premiums Received for Written Options	$—	$—	$—	$1,659,247	$—

(D) Securities on Loan at Value	$35,706,151	$18,974,823	$—	$—	$—

See Notes to Financial Statements.

150

	STRATEGIC PARTNERS CAPITAL INCOME FUND	STRATEGIC PARTNERS BALANCED FUND	STRATEGIC PARTNERS HIGH YIELD BOND FUND	STRATEGIC PARTNERS BOND FUND	STRATEGIC PARTNERS MONEY MARKET FUND
NET ASSET VALUE:
Class A: Net Assets	$368,593	$633,052	$242,670	$944,869	$—

Shares Outstanding	31,049	51,553	33,089	89,322	—

Net Asset Value and Redemption Price Per Share	$11.87	$12.28	$7.33	$10.58	$—

Maximum Sales Charge	5.50%	5.50%	4.50%	4.50%	—

Offering Price Per Share*	$12.56	$12.99	$7.68	$11.08	$—

Class B: Net Assets	$81,007	$115,832	$170,866	$212,076	$—

Shares Outstanding	6,811	9,468	23,329	20,275	—

Net Asset Value, Offering and Redemption Price Per Share	$11.89	$12.23	$7.32	$10.46	$—

Class C: Net Assets	$32,059,306	$20,951,925	$28,953,836	$63,678,812	$35,048,197

Shares Outstanding	2,696,964	1,712,539	3,946,362	6,092,134	35,049,388

Net Asset Value, Offering and Redemption Price Per Share	$11.89	$12.23	$7.34	$10.45	$1.00

Class D: Net Assets	$—	$—	$—	$—	$24,773,417

Shares Outstanding	—	—	—	—	24,778,791

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—	$1.00

Class L: Net Assets	$32,968,378	$29,940,273	$28,065,182	$81,707,822	$69,432,282

Shares Outstanding	2,778,659	2,438,950	3,825,308	7,735,590	69,426,119

Net Asset Value and Redemption Price Per Share	$11.86	$12.28	$7.34	$10.56	$1.00

Class M: Net Assets	$83,926,100	$73,084,112	$122,621,799	$203,678,122	$87,666,599

Shares Outstanding	7,057,578	5,970,733	16,734,689	19,483,280	87,665,490

Net Asset Value and Redemption Price Per Share	$11.89	$12.24	$7.33	$10.45	$1.00

Class X: Net Assets	$23,466,988	$16,312,750	$15,779,458	$31,451,629	$18,601,776

Shares Outstanding	1,975,433	1,333,668	2,154,154	3,004,536	18,601,627

Net Asset Value, Offering and Redemption Price Per Share	$11.88	$12.23	$7.33	$10.47	$1.00

*	On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

151

Statements of Operations

SIX MONTHS ENDED APRIL 30, 2004 (Unaudited)

	ASAF INTERNATIONAL EQUITY FUND	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND	STRATEGIC PARTNERS SMALL CAP GROWTH OPPORTUNITY FUND	STRATEGIC PARTNERS MANAGED SMALL CAP GROWTH FUND
INVESTMENT INCOME:
Interest	$2,760	$33,089	$337	$2,882
Dividends	370,230	1,820,494	227,501	90,491
Income from Securities Loaned, Net	—	—	20,556	13,159
Foreign Taxes Withheld	(34,826)	(183,799)	(32)	(288)

Total Income	338,164	1,669,784	248,362	106,244

EXPENSES:
Advisory Fees	251,818	1,194,404	562,315	263,005
Distribution Fees — Class A	9	70	23	19
Distribution Fees — Class B	5	36	14	11
Distribution Fees — Class C	45,128	258,042	118,001	59,413
Distribution Fees — Class L	43,235	127,573	72,928	37,063
Distribution Fees — Class M	91,336	514,277	289,625	119,764
Distribution Fees — Class X	22,062	151,953	71,224	23,433
Transfer Agent’s Fees and Expenses	133,000	596,000	306,000	153,000
Administration and Accounting Fees	27,000	81,000	51,000	28,000
Custodian Fees and Expenses	27,000	50,000	15,000	12,000
Reports to Shareholders	13,000	57,000	32,000	12,000
Audit and Legal Fees	9,000	25,000	10,000	9,000
Directors’ Fees	5,000	8,000	5,000	5,000
Registration Fees	30,000	17,000	22,000	19,000
Interest Expense	—	1,095	—	—
Miscellaneous	4,290	16,544	9,311	6,994

Total Expenses	701,883	3,097,994	1,564,441	747,702
Less: Advisory Fee Waivers and Expense Reimbursements	(111,026)	(164,997)	(200,390)	(120,569)

Net Expenses	590,857	2,932,997	1,364,051	627,133

Net Investment Income (Loss)	(252,693)	(1,263,213)	(1,115,689)	(520,889)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	9,608,165	22,551,819	13,300,760	6,508,324
Futures	—	163,979	—	81,082
Options Written	—	—	—	—
Swap Agreements	—	—	—	—
Foreign Currencies	(33,117)	17,879	—	—

	9,575,048	22,733,677	13,300,760	6,589,406

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,665,357)	(8,496,488)	(15,160,122)	(4,575,126)
Futures	—	—	—	(71,581)
Options Written	—	—	—	—
Swap Agreements	—	—	—	—
Foreign Currencies	(7,680)	3,865	—	—

	(4,673,037)	(8,492,623)	(15,160,122)	(4,646,707)

Net Gain (Loss) on Investments and Foreign Currencies	4,902,011	14,241,054	(1,859,362)	1,942,699

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,649,318	$12,977,841	$(2,975,051)	$1,421,810

See Notes to Financial Statements.

152

	STRATEGIC PARTNERS SMALL COMPANY FUND	STRATEGIC PARTNERS MID CAP GROWTH FUND	STRATEGIC PARTNERS RELATIVE VALUE FUND	STRATEGIC PARTNERS TECHNOLOGY FUND	STRATEGIC PARTNERS HEALTH SCIENCES FUND
INVESTMENT INCOME:
Interest	$3,992	$3,328	$2,614	$128	$274
Dividends	1,346,249	295,471	1,893,355	20,496	98,503
Income from Securities Loaned, Net	27,117	19,025	25,729	4,734	2,447
Foreign Taxes Withheld	(1,024)	—	(6,790)	(887)	(4,985)

Total Income	1,376,334	317,824	1,914,908	24,471	96,239

EXPENSES:
Advisory Fees	1,111,256	722,686	1,336,514	127,587	106,775
Distribution Fees — Class A	56	58	106	31	29
Distribution Fees — Class B	25	38	60	4	9
Distribution Fees — Class C	229,070	130,512	294,054	32,556	24,181
Distribution Fees — Class L	124,505	95,184	184,634	18,883	13,732
Distribution Fees — Class M	488,523	323,445	694,174	48,821	45,720
Distribution Fees — Class X	144,442	63,879	127,104	8,338	9,302
Transfer Agent’s Fees and Expenses	345,000	408,000	454,000	81,000	63,000
Administration and Accounting Fees	81,000	59,000	93,000	24,000	25,000
Custodian Fees and Expenses	4,000	10,000	6,000	10,000	7,000
Reports to Shareholders	56,000	33,000	72,000	7,000	6,000
Audit and Legal Fees	14,000	10,000	15,000	7,000	7,000
Directors’ Fees	6,000	5,000	7,000	4,000	5,000
Registration Fees	23,000	26,000	26,000	23,000	14,000
Interest Expense	125	239	—	—	—
Miscellaneous	13,507	3,522	11,022	1,753	5,431

Total Expenses	2,640,509	1,890,563	3,320,668	393,973	332,179
Less: Advisory Fee Waivers and Expense Reimbursements	(98,301)	(285,445)	(17,553)	(106,775)	(89,770)

Net Expenses	2,542,208	1,605,118	3,303,115	287,198	242,409

Net Investment Income (Loss)	(1,165,874)	(1,287,294)	(1,388,207)	(262,727)	(146,170)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	3,855,434	20,776,842	26,207,073	985,169	1,358,311
Futures	—	—	—	—	—
Options Written	—	—	—	124	—
Swap Agreements	—	—	—	—	—
Foreign Currencies	—	—	—	23	(13,270)

	3,855,434	20,776,842	26,207,073	985,316	1,345,041

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	18,797,982	(12,875,411)	(402,471)	(2,267,901)	907,584
Futures	—	—	—	—	—
Options Written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign Currencies	—	—	—	(10)	(566)

	18,797,982	(12,875,411)	(402,471)	(2,267,911)	907,018

Net Gain (Loss) on Investments and Foreign Currencies	22,653,416	7,901,431	25,804,602	(1,282,595)	2,252,059

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,487,542	$6,614,137	$24,416,395	$(1,545,322)	$2,105,889

See Notes to Financial Statements.

153

Statements of Operations

SIX MONTHS ENDED APRIL 30, 2004 (Unaudited)

	STRATEGIC PARTNERS MANAGED OTC FUND	STRATEGIC PARTNERS CAPITAL GROWTH FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND
INVESTMENT INCOME:
Interest	$—	$37,952	$3,294	$1,822
Dividends	44,857	3,439,091	2,016,956	5,127
Income from Securities Loaned, Net	5,606	42,554	48,269	104
Foreign Taxes Withheld	(235)	(9,857)	—	(150)

Total Income	50,228	3,509,740	2,068,519	6,903

EXPENSES:
Advisory Fees	184,660	3,904,844	2,551,687	9,244
Distribution Fees — Class A	16	128	71	5
Distribution Fees — Class B	4	140	58	1
Distribution Fees — Class C	67,794	971,463	413,993	2,440
Distribution Fees — Class L	24,412	418,286	248,805	1,006
Distribution Fees — Class M	90,247	1,784,372	1,379,898	4,665
Distribution Fees — Class X	10,324	307,971	234,008	797
Transfer Agent’s Fees and Expenses	93,000	1,145,000	1,319,000	34,000
Administration and Accounting Fees	24,000	89,000	104,000	28,000
Custodian Fees and Expenses	6,000	9,000	2,000	7,000
Reports to Shareholders	12,000	185,000	124,000	3,000
Audit and Legal Fees	9,000	43,000	24,000	8,000
Directors’ Fees	5,000	15,000	10,000	5,000
Registration Fees	24,000	18,000	26,000	16,000
Interest Expense	102	—	1,966	—
Miscellaneous	1,200	26,760	19,840	2,211

Total Expenses	551,759	8,917,964	6,459,326	121,369
Less: Advisory Fee Waivers and Expense Reimbursements	(87,415)	(365,693)	(1,024,078)	(100,439)

Net Expenses	464,344	8,552,271	5,435,248	20,930

Net Investment Income (Loss)	(414,116)	(5,042,531)	(3,366,729)	(14,027)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	(1,587,140)	46,024,130	11,893,091	(33,877)
Futures	577,342		—	177,753
Options Written	—	—	—	—
Swap Agreements	—	—	—	—
Foreign Currency	—	(361,095)	—	—

	(1,009,798)	45,663,035	11,893,091	143,876

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	933,362	(37,286,253)	6,601,803	(58,522)
Futures	(830,976)	—	—	—
Options Written	—	—	—	—
Swap Agreements	—	—	—	—
Foreign Currencies	—	187,651	—	—

	102,386	(37,098,602)	6,601,803	(58,522)

Net Gain (Loss) on Investments and Foreign Currencies	(907,412)	8,564,433	18,494,894	85,354

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,321,528)	$3,521,902	$15,128,165	$71,327

See Notes to Financial Statements.

154

	ASAF T. ROWE PRICE TAX MANAGED FUND	STRATEGIC PARTNERS CORE VALUE FUND	STRATEGIC PARTNERS MANAGED INDEX 500 FUND	STRATEGIC PARTNERS EQUITY INCOME FUND	STRATEGIC PARTNERS GROWTH WITH INCOME FUND
INVESTMENT INCOME:
Interest	$—	$—	$2,987	$—	$3,041
Dividends	38,496	482,228	1,363,255	2,423,477	320,111
Income from Securities Loaned, Net	672	4,727	10,552	9,170	2,652
Foreign Taxes Withheld	(64)	(511)	(106)	(8,555)	(3,290)

Total Income	39,104	486,444	1,376,688	2,424,092	322,514

EXPENSES:
Advisory Fees	34,342	181,637	675,182	1,323,844	198,591
Distribution Fees — Class A	6	11	55	66	27
Distribution Fees — Class B	—	11	22	55	5
Distribution Fees — Class C	13,677	61,176	186,029	267,491	36,919
Distribution Fees — Class L	3,725	23,193	86,265	143,529	24,397
Distribution Fees — Class M	13,858	89,788	438,738	616,064	98,082
Distribution Fees — Class X	897	16,295	44,981	152,861	14,700
Transfer Agent’s Fees and Expenses	43,000	75,000	196,000	362,000	95,000
Administration and Accounting Fees	27,000	24,000	26,000	87,000	23,000
Custodian Fees and Expenses	6,000	4,000	1,000	4,000	18,000
Reports to Shareholders	2,000	11,000	42,000	67,000	11,000
Audit and Legal Fees	8,000	8,000	12,000	15,000	7,000
Directors’ Fees	5,000	5,000	7,000	7,000	5,000
Registration Fees	13,000	15,000	25,000	28,000	20,000
Interest Expense	457	—	176	—	—
Miscellaneous	3,835	7,160	12,917	11,797	2,126

Total Expenses	174,797	521,271	1,753,365	3,085,707	553,847
Less: Advisory Fee Waivers and Expense Reimbursements	(95,204)	(74,367)	(155,007)	(382,381)	(121,550)

Net Expenses	79,593	446,904	1,598,358	2,703,326	432,297

Net Investment Income (Loss)	(40,489)	39,540	(221,670)	(279,234)	(109,783)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	216,352	832,326	467,611	10,126,112	1,874,371
Futures	—	—	—	21,512	—
Options Written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign Currency	—	—	—	—	(2,822)

	216,352	832,326	467,611	10,147,624	1,871,549

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	15,604	1,790,277	7,009,267	10,986,811	(220,983)
Futures	—	—	—	—	—
Options Written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign Currencies	—	—	—	—	924

	15,604	1,790,277	7,009,267	10,986,811	(220,059)

Net Gain (Loss) on Investments and Foreign Currencies	231,956	2,622,603	7,476,878	21,134,435	1,651,490

Net Increase (Decrease) in Net Assets Resulting from Operations	$191,467	$2,662,143	$7,255,208	$20,855,201	$1,541,707

See Notes to Financial Statements.

155

Statements of Operations

SIX MONTHS ENDED APRIL 30, 2004 (Unaudited)

	STRATEGIC PARTNERS CAPITAL INCOME FUND	STRATEGIC PARTNERS BALANCED FUND	STRATEGIC PARTNERS HIGH YIELD BOND FUND	STRATEGIC PARTNERS BOND FUND	STRATEGIC PARTNERS MONEY MARKET FUND
INVESTMENT INCOME:
Interest	$388,529	$1,064,270	$8,770,733	$6,982,404	$1,461,334
Dividends	1,134,671	723,588	52,277	13,695	285
Income from Securities Loaned, Net	12,450	17,318	—	—	—
Foreign Taxes Withheld	—	—	—	—	—

Total Income	1,535,650	1,805,176	8,823,010	6,996,099	1,461,619

EXPENSES:
Advisory Fees	705,211	649,878	735,958	1,379,849	646,748
Distribution Fees — Class A	33	58	23	85	—
Distribution Fees — Class B	20	22	23	63	—
Distribution Fees — Class C	182,314	114,912	164,823	361,838	194,866
Distribution Fees — Class D	—	—	—	—	9,047
Distribution Fees — Class L	90,155	80,332	85,532	227,293	240,147
Distribution Fees — Class M	451,006	363,262	638,196	1,132,386	494,514
Distribution Fees — Class X	126,522	83,032	77,336	171,129	105,697
Transfer Agent’s Fees and Expenses	278,000	166,000	220,000	390,000	363,000
Administration and Accounting Fees	75,000	60,000	80,000	106,000	27,000
Custodian Fees and Expenses	6,000	26,000	4,000	35,000	7,000
Reports to Shareholders	45,000	37,000	53,000	106,000	66,000
Audit and Legal Fees	12,000	13,000	15,000	23,000	14,000
Directors’ Fees	6,000	6,000	6,000	9,000	8,000
Registration Fees	28,000	25,000	30,000	50,000	23,000
Interest Expense	225	—	—	—	—
Miscellaneous	10,489	14,023	7,732	42,075	12,898

Total Expenses	2,015,975	1,638,519	2,117,623	4,033,718	2,211,917
Less: Advisory Fee Waivers and Expense Reimbursements	(65,572)	(173,704)	(100,243)	(61,211)	(1,000,005)

Net Expenses	1,950,403	1,464,815	2,017,380	3,972,507	1,211,912

Net Investment Income (Loss)	(414,753)	340,361	6,805,630	3,023,592	249,707

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	3,510,204	6,772,916	2,220,822	2,538,561	2,490
Futures	—	71,708	—	3,438,080	—
Options Written	—	—	—	868,377	—
Swap Agreements	—	—	—	384,290	—
Foreign Currency	—	—	—	(9,076)	—

	3,510,204	6,844,624	2,220,822	7,220,232	2,490

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(252,798)	(1,575,774)	1,551,278	(2,483,340)	—
Futures	—	(55,425)	—	(2,317,632)	—
Options Written	—	—	—	105,263	—
Swap Agreements	—	—	—	(332,628)	—
Foreign Currencies	—	—	—	6,718	—

	(252,798)	(1,631,199)	1,551,278	(5,021,619)	—

Net Gain (Loss) on Investments and Foreign Currencies	3,257,406	5,213,425	3,772,100	2,198,613	2,490

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,842,653	$5,553,786	$10,577,730	$5,222,205	$252,197

See Notes to Financial Statements.

156

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157

Statements of Changes in Net Assets

(Unaudited)

	ASAF INTERNATIONAL EQUITY FUND		STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND
	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003
OPERATIONS:
Net Investment Income (Loss)	$(252,693)	$(79,071)	$(1,263,213)	$(1,139,397)
Net Realized Gain (Loss) on Investments and Foreign Currencies	9,575,048	(3,240,124)	22,733,677	(15,176,335)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(4,673,037)	12,215,200	(8,492,623)	53,573,703

Net Increase (Decrease) in Net Assets Resulting from Operations	4,649,318	8,896,005	12,977,841	37,257,971

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Dividends	—	—	—	—

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Distributions	—	—	—	—

FUND SHARE TRANSACTIONS (Note 4 and 11)
Net Proceeds from Shares Sold (b)	7,586,662	162,026,900	127,209,106	128,004,807
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	—	—	—	—
Cost of Shares Redeemed	(10,958,273)	(164,683,949)	(38,810,475)	(157,729,928)

Increase (Decrease) in Net Assets from Fund Share Transactions	(3,371,611)	(2,657,049)	88,398,631	(29,725,121)

Net Increase (Decrease) in Net Assets	1,277,707	6,238,956	101,376,472	7,532,850
NET ASSETS:
Beginning of Period	46,922,746	40,683,790	154,759,289	147,226,439

End of Period (a)	$48,200,453	$46,922,746	$256,135,761	$154,759,289

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Shares Issued in Merger:	$—	$—	$102,952,904	$—

See Notes to Financial Statements.

158

STRATEGIC PARTNERS SMALL CAP GROWTH OPPORTUNITY FUND		STRATEGIC PARTNERS MANAGED SMALL CAP GROWTH FUND		STRATEGIC PARTNERS SMALL COMPANY FUND		STRATEGIC PARTNERS MID CAP GROWTH FUND
Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003

$(1,115,689)	$(1,740,796)	$(520,889)	$(582,648)	$(1,165,874)	$(2,035,747)	$(1,287,294)	$(353,392)
13,300,760	(1,256,514)	6,589,406	4,958,550	3,855,434	1,761,162	20,776,842	(1,033,062)
(15,160,122)	38,523,080	(4,646,707)	11,153,852	18,797,982	53,601,694	(12,875,411)	6,482,513

(2,975,051)	35,525,770	1,421,810	15,529,754	21,487,542	53,327,109	6,614,137	5,096,059

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

7,924,004	27,779,875	9,322,202	17,681,707	24,831,413	57,088,493	169,856,199	13,018,079
—	—	—	—	—	—	—	—
(21,127,762)	(37,503,241)	(12,301,463)	(18,298,902)	(33,981,447)	(73,396,893)	(25,097,932)	(7,922,115)

(13,203,758)	(9,723,366)	(2,979,261)	(617,195)	(9,150,034)	(16,308,400)	144,758,267	5,095,964

(16,178,809)	25,802,404	(1,557,451)	14,912,559	12,337,508	37,018,709	151,372,404	10,192,023

127,397,663	101,595,259	52,973,996	38,061,437	208,720,731	171,702,022	27,748,345	17,556,322

$111,218,854	$127,397,663	$51,416,545	$52,973,996	$221,058,239	$208,720,731	$179,120,749	$27,748,345

$—	$—	$—	$—	$—	$21,993	$—	$—

$—	$—	$—	$—	$—	$—	$158,906,224	$—

159

Statements of Changes in Net Assets

(Unaudited)

	STRATEGIC PARTNERS RELATIVE VALUE FUND		STRATEGIC PARTNERS TECHNOLOGY FUND
	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003
OPERATIONS:
Net Investment Income (Loss)	$(1,388,207)	$(1,986,912)	$(262,727)	$(375,910)
Net Realized Gain (Loss) on Investments and Foreign Currencies	26,207,073	6,144,782	985,316	(5,842,995)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(402,471)	43,575,815	(2,267,911)	13,016,541

Net Increase (Decrease) in Net Assets Resulting from Operations	24,416,395	47,733,685	(1,545,322)	6,797,636

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Dividends	—	—	—	—

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	(551,438)	—	—	—
Class L	(693,820)	—	—	—
Class M	(1,287,867)	—	—	—
Class X	(231,903)	—	—	—

Total Distributions	(2,765,028)	—	—	—

FUND SHARE TRANSACTIONS (Note 4 and 11)
Net Proceeds from Shares Sold (b)	127,826,299	54,346,402	4,913,053	10,914,460
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	2,544,463	—	—	—
Cost of Shares Redeemed	(46,251,235)	(76,702,631)	(6,292,305)	(8,670,662)

Increase (Decrease) in Net Assets from Fund Share Transactions	84,119,527	(22,356,229)	(1,379,252)	2,243,798

Net Increase (Decrease) in Net Assets	105,770,894	25,377,456	(2,924,574)	9,041,434
NET ASSETS:
Beginning of Period	217,002,670	191,625,214	25,421,700	16,380,266

End of Period (a)	$322,773,564	$217,002,670	$22,497,126	$25,421,700

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Shares Issued in Merger:	$87,404,927	$—	$—	$—

See Notes to Financial Statements.

160

STRATEGIC PARTNERS HEALTH SCIENCES FUND		STRATEGIC PARTNERS MANAGED OTC FUND		STRATEGIC PARTNERS CAPITAL GROWTH FUND		STRATEGIC PARTNERS CONCENTRATED GROWTH FUND
Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003

$(146,170)	$(224,550)	$(414,116)	$(589,781)	$(5,042,531)	$(8,459,997)	$(3,366,729)	$(7,202,090)
1,345,041	(363,004)	(1,009,798)	(1,293,743)	45,663,035	(855,121)	11,893,091	(82,673,295)

907,018	2,304,981	102,386	15,169,625	(37,098,602)	130,396,473	6,601,803	146,068,121

2,105,889	1,717,427	(1,321,528)	13,286,101	3,521,902	121,081,355	15,128,165	56,192,736

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

4,642,151	6,318,735	11,900,036	26,888,570	184,400,140	149,773,673	18,308,034	63,828,761
—	—	—	—	—	—	—	—
(2,521,554)	(6,965,230)	(12,497,032)	(23,093,087)	(103,216,956)	(166,815,612)	(86,529,481)	(170,194,436)

2,120,597	(646,495)	(596,996)	3,795,483	81,183,184	(17,041,939)	(68,221,447)	(106,365,675)

4,226,486	1,070,932	(1,918,524)	17,081,584	84,705,086	104,039,416	(53,093,282)	(50,172,939)

18,363,059	17,292,127	41,562,706	24,481,122	700,081,028	596,041,612	520,396,732	570,569,671

$22,589,545	$18,363,059	$39,644,182	$41,562,706	$784,786,114	$700,081,028	$467,303,450	$520,396,732

$—	$—	$—	$—	$—	$168,147	$—	$—

$—	$—	$—	$—	$109,382,412	$—	$—	$—

161

Statements of Changes in Net Assets

(Unaudited)

	STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND		ASAF T. ROWE PRICE TAX MANAGED FUND
	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003
OPERATIONS:
Net Investment Income (Loss)	$(14,027)	$(23,741)	$(40,489)	$(76,587)
Net Realized Gain (Loss) on Investments and Foreign Currencies	143,876	283,538	216,352	(567,616)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(58,522)	32,545	15,604	1,985,048

Net Increase (Decrease) in Net Assets Resulting from Operations	71,327	292,342	191,467	1,340,845

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Dividends	—	—	—	—

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	(54,569)	—	—	—
Class L	(40,911)	—	—	—
Class M	(93,372)	—	—	—
Class X	(22,649)	—	—	—

Total Distributions	(211,501)	—	—	—

FUND SHARE TRANSACTIONS (Note 4 and 11)
Net Proceeds from Shares Sold (b)	1,990,552	6,024,587	813,979	4,291,064
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	211,480	—	—	—
Cost of Shares Redeemed	(1,354,327)	(5,166,673)	(3,085,491)	(2,703,596)

Increase (Decrease) in Net Assets from Fund Share Transactions	847,705	857,914	(2,271,512)	1,587,468

Net Increase (Decrease) in Net Assets	707,531	1,150,256	(2,080,045)	2,928,313
NET ASSETS:
Beginning of Period	1,763,007	612,751	8,824,129	5,895,816

End of Period (a)	$2,470,538	$1,763,007	$6,744,084	$8,824,129

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Shares Issued in Merger:	$—	$—	$—	$—

See Notes to Financial Statements.

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STRATEGIC PARTNERS CORE VALUE FUND		STRATEGIC PARTNERS MANAGED INDEX 500 FUND		STRATEGIC PARTNERS EQUITY INCOME FUND		STRATEGIC PARTNERS GROWTH WITH INCOME FUND
Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003

$39,540	$166,690	$(221,670)	$7,320	$(279,234)	$(153,798)	$(109,783)	$(192,169)
832,326	(150,643)	467,611	(8,645,854)	10,147,624	(9,538,499)	1,871,549	(489,204)
1,790,277	7,147,798	7,009,267	32,027,345	10,986,811	57,249,883	(220,059)	5,073,198

2,662,143	7,163,845	7,255,208	23,388,811	20,855,201	47,557,586	1,541,707	4,391,825

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(40,685)	(25,649)	—	—	—	—	—	—
(55,771)	(38,894)	—	—	—	—	—	—
(62,711)	(27,787)	—	—	—	—	—	—
(11,514)	(5,883)	—	—	—	—	—	—

(170,681)	(98,213)	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

10,901,844	21,237,371	38,599,703	64,347,340	28,265,694	63,723,703	4,874,700	9,323,299
161,100	93,486	—	—	—	—	—	—
(9,809,371)	(10,820,674)	(32,075,382)	(63,613,503)	(40,246,547)	(88,151,345)	(7,067,271)	(11,693,548)

1,253,573	10,510,183	6,524,321	733,837	(11,980,853)	(24,427,642)	(2,192,571)	(2,370,249)

3,745,035	17,575,815	13,779,529	24,122,648	8,874,348	23,129,944	(650,864)	2,021,576

40,919,597	23,343,782	152,607,729	128,485,081	253,893,523	230,763,579	39,483,161	37,461,585

$44,664,632	$40,919,597	$166,387,258	$152,607,729	$262,767,871	$253,893,523	$38,832,297	$39,483,161

$—	$129,229	$—	$2,125	$—	$—	$—	$—

$—	$—	$14,341,252	$—	$1,775,446	$—	$—	$—

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Statements of Changes in Net Assets

(Unaudited)

	STRATEGIC PARTNERS CAPITAL INCOME FUND		STRATEGIC PARTNERS BALANCED FUND
	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003
OPERATIONS:
Net Investment Income (Loss)	$(414,753)	$1,001,555	$340,361	$1,172,303
Net Realized Gain (Loss) on Investments and Foreign Currencies	3,510,204	(2,669,449)	6,844,624	(2,648,902)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(252,798)	25,661,203	(1,631,199)	19,406,458

Net Increase (Decrease) in Net Assets Resulting from Operations	2,842,653	23,993,309	5,553,786	17,929,859

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	(23,493)	(194,929)	(85,398)	(232,529)
Class D	—	—	—	—
Class L	(117,688)	(382,056)	(204,251)	(478,782)
Class M	(58,196)	(465,670)	(260,943)	(676,400)
Class X	(16,254)	(133,124)	(59,408)	(163,307)

Total Dividends	(215,631)	(1,175,779)	(610,000)	(1,551,018)

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Distributions	—	—	—	—

FUND SHARE TRANSACTIONS (Note 4 and 11)
Net Proceeds from Shares Sold (b)	7,157,088	40,265,418	18,493,372	34,246,729
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	200,287	1,099,643	569,515	1,477,430
Cost of Shares Redeemed	(31,670,164)	(72,502,614)	(23,729,700)	(46,472,236)

Increase (Decrease) in Net Assets from Fund Share Transactions	(24,312,789)	(31,137,553)	(4,666,813)	(10,748,077)

Net Increase (Decrease) in Net Assets	(21,685,767)	(8,320,023)	276,973	5,630,764
NET ASSETS:
Beginning of Period	194,556,139	202,876,162	140,760,971	135,130,207

End of Period (a)	$172,870,372	$194,556,139	$141,037,944	$140,760,971

(a) Includes Undistributed Net Investment Income of:	$—	$202,954	$156,658	$426,297

(b) Includes Shares Issued in Merger:	$—	$—	$—	$—

See Notes to Financial Statements.

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STRATEGIC PARTNERS HIGH YIELD BOND FUND		STRATEGIC PARTNERS BOND FUND		STRATEGIC PARTNERS MONEY MARKET FUND
Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003	Six Months Ended April 30, 2004	Year Ended October 31, 2003

$6,805,630	$13,702,353	$3,023,592	$10,590,051	$249,707	$654,949
2,220,822	(6,634,850)	7,220,232	12,514,972	2,490	149

1,551,278	32,696,629	(5,021,619)	8,638,706	—	—

10,577,730	39,764,132	5,222,205	31,743,729	252,197	655,098

(646)	—	(31)	—	—	—
(176)	—	(19)	—	—	—
(1,100,973)	(2,317,777)	(639,428)	(2,364,250)	(237)	(2,220)
—	—	—	—	(14,450)	—
(1,224,663)	(2,545,859)	(1,021,090)	(3,289,216)	(234,517)	(647,377)
(4,264,653)	(8,109,525)	(1,985,747)	(6,497,445)	(420)	(4,464)
(516,861)	(1,083,405)	(299,459)	(961,488)	(83)	(888)

(7,107,972)	(14,056,566)	(3,945,774)	(13,112,399)	(249,707)	(654,949)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	(2,172,572)	(3,230,154)	—	(276)
—	—	—	—	—	—
—	—	(2,712,956)	(3,531,436)	—	(558)
—	—	(7,005,565)	(8,660,171)	—	(639)
—	—	(1,044,571)	(1,238,685)	—	(130)

—	—	(12,935,664)	(16,660,446)	—	(1,603)

30,983,089	203,128,794	38,518,155	565,174,010	186,109,049	820,903,997
4,726,266	9,446,457	15,363,487	25,359,046	288,968	680,232
(60,092,946)	(164,205,156)	(129,405,020)	(667,304,075)	(244,933,408)	(926,784,040)

(24,383,591)	48,370,095	(75,523,378)	(76,771,019)	(58,535,391)	(105,199,811)

(20,913,833)	74,077,661	(87,182,611)	(74,800,135)	(58,532,901)	(105,201,265)

216,747,644	142,669,983	468,855,941	543,656,076	294,055,172	399,256,437

$195,833,811	$216,747,644	$381,673,330	$468,855,941	$235,522,271	$294,055,172

$—	$—	$4,807,244	$5,729,426	$—	$—

$—	$—	$—	$—	$—	$—

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APRIL 30, 2004

Notes to Financial Statements (Unaudited)

1.  Organization

Strategic Partners Mutual Funds, Inc., formerly known as American Skandia Advisor Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. Relatedly, except for the ASAF International Equity Fund and the ASAF T. Rowe Price Tax Managed Fund, Funds’ names were also changed. At April 30, 2004, the Company consisted of 21 diversified and 2 non-diversified investment portfolios (Strategic Partners Mid Cap Growth Fund and Strategic Partners Managed OTC Fund) (each a “Fund” and collectively the “Funds”).

The Funds of the Company have the following as investment objectives:

ASAF International Equity Fund (“International Equity”): Capital growth by investing in equity securities of foreign companies.

Strategic Partners International Growth Fund (“International Growth”), formerly known as ASAF William Blair International Growth Fund: Capital growth by investing in equity securities of foreign companies.

Strategic Partners Small Cap Growth Opportunity Fund (“Small Cap Growth Opportunity”), formerly known as ASAF PBHG Small-Cap Growth Fund: Capital growth by investing primarily in common stocks of small capitalization U.S. companies.

Strategic Partners Managed Small Cap Growth Fund (“Managed Small Cap Growth”), formerly known as ASAF DeAM Small-Cap Growth Fund: Maximum capital growth by investing in equity securities of small capitalization companies included in the Russell 2000 Growth Index.

Strategic Partners Small Company Fund (“Small Company”), formerly known as ASAF Gabelli Small-Cap Value Fund: Long-term capital growth by investing in stocks and equity-related securities of small capitalization U.S. companies that appear to be undervalued.

Strategic Partners Mid Cap Growth Fund (“Mid Cap Growth”), formerly known as ASAF Goldman Sachs Mid-Cap Growth Fund: Long-term capital growth by investing primarily in equity securities of medium-sized companies.

Strategic Partners Relative Value Fund (“Relative Value”), formerly known as ASAF Neuberger Berman Mid-Cap Value Fund: Capital growth by investing primarily in common stocks of medium capitalization companies.

Strategic Partners Technology Fund (“Technology”), formerly known as ASAF INVESCO Technology Fund: Capital growth by investing primarily in equity securities of companies engaged in technology-related industries.

Strategic Partners Health Sciences Fund (“Health Science”), formerly known as ASAF INVESCO Health Sciences Fund: Growth by investing primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

Strategic Partners Managed OTC Fund (“Managed OTC”), formerly known as ASAF ProFund Managed OTC Fund: Provide investment results that correlate to a multiple of the daily performance of the NASDAQ 100 Index by investing primarily in securities of companies included in the NASDAQ 100 and leveraged instruments, such as futures contracts and options, relating to the NASDAQ 100.

Strategic Partners Capital Growth Fund (“Capital Growth”), formerly known as ASAF Marsico Capital Growth Fund: Capital growth by investing primarily in common stocks, with the majority of the Fund’s assets in large-cap stocks.

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Strategic Partners Concentrated Growth Fund (“Concentrated Growth”), formerly known as ASAF Goldman Sachs Concentrated Growth Fund: Capital growth by investing in equity securities of approximately 30-45 large-cap companies.

Strategic Partners Managed Large Cap Growth Fund (“Managed Large Cap Growth”), formerly known as ASAF Large-Cap Growth Fund: Maximum capital growth by investing in equity securities of large capitalization companies included in the Russell 1000 Growth Index.

ASAF T. Rowe Price Tax Managed Fund (“T. Rowe Price Tax Managed”): Long-term capital appreciation on an after-tax basis by investing primarily in large-capitalization stocks selected mainly from the 1,000 largest U.S. companies.

Strategic Partners Core Value Fund (“Core Value”), formerly known as ASAF Sanford Bernstein Core Value Fund: Long-term capital growth by investing primarily in common stocks of large capitalization companies that appear to be undervalued.

Strategic Partners Managed Index 500 Fund (“Managed Index 500”), formerly known as ASAF Sanford Bernstein Managed Index 500 Fund: To outperform the S&P 500 Stock Index by investing primarily in common stocks included in the S&P 500.

Strategic Partners Equity Income Fund (“Equity Income”), formerly known as ASAF Alliance Growth and Income Fund: Long term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuation in relation to their fundamental business prospects.

Strategic Partners Growth with Income Fund (“Growth with Income”), formerly known as ASAF MFS Growth with Income Fund: Long-term growth of capital with a secondary objective to seek reasonable current income by investing primarily in common stocks and related securities.

Strategic Partners Capital Income Fund (“Capital Income”), formerly known as ASAF INVESCO Capital Income Fund: Capital growth and current income by investing primarily in dividend-paying common and preferred stocks, and to a lesser extent in fixed income securities.

Strategic Partners Balanced Fund (“Balanced”), formerly known as ASAF American Century Strategic Balanced Fund: Capital growth and current income by investing in approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.

Strategic Partners High Yield Bond Fund (“High Yield Bond”), formerly known as ASAF Federated High Yield Bond Fund: High current income by investing primarily in lower-quality fixed income securities.

Strategic Partners Bond Fund (“Bond”), formerly known as ASAF PIMCO Total Return Bond Fund: Maximize total return, consistent with preservation of capital by investing in higher-quality fixed income securities of varying maturities, so that the Fund’s expected average duration will be from three to six years.

Strategic Partners Money Market Fund (“Money Market”), formerly known as ASAF Money Market Fund: Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

2.  Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Securities Valuation

Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotation.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Forward Currency Contracts

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and

168

renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options

The Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid, respectively. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and underlying hedged assets.

169

Repurchase Agreements

A repurchase agreement is a commitment to purchase securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

Swap Agreements

The Funds may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Delayed Delivery Transactions

Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

170

Securities Loans

The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust, advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least annually by the International Equity, International Growth, Small Cap Growth Opportunity, Managed Small Cap Growth, Small Company, Mid Cap Growth, Relative Value, Technology, Health Sciences, Managed OTC, Capital Growth, Concentrated Growth, Managed Large Cap Growth, T. Rowe Price Tax Managed, Core Value, Managed Index 500, Equity Income, Growth with Income; semiannually by the Capital Income and Balanced, and declared daily and paid monthly by the High Yield Bond, Bond and Money Market.

These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. Net realized gains from investment transactions, if any are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

3.  Agreements and Other Transactions with Affiliates

The Funds have entered into investment management agreements with Prudential Investments LLC (“Investment Manager”) which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Funds:

Alliance Capital Management, L.P. for Equity Income; American Century Investment Management, Inc. for Balanced; Deutsche Asset Management, Inc. for Managed Small Cap Growth; Federated

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Investment Managed Company for High Yield Bond; GAMCO Investors, Inc. for Small Company; Goldman Sachs Asset Management, L.P. for Mid Cap Growth and Concentrated Growth; INVESCO Institutional (N.A.), Inc. for Technology, Health Science and Capital Income; Jennison Associates LLC for Managed Large Cap Growth; Marsico Capital Management, LLC for Capital Growth; Massachusetts Financial Services Company for Growth with Income; Neuberger Berman Management, Inc. for Relative Value; Pacific Investment Management Company LLC for Bond; Pilgrim Baxter & Associates, Ltd. For Small Cap Growth Opportunity; ProFund Advisors LLC for Managed OTC; Sanford C. Bernstein & Co., LLC for Core Value and Managed Index 500; T. Rowe Price Associates, Inc. for T. Rowe Price Tax Managed; Wells Capital Management, Inc. for Money Market; William Blair & Company, LLC for International Equity and International Growth.

Advisory Fees and Expense Limitations

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds.

The Investment Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Investment Manager will reimburse each Fund for its respective operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Funds’ average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fees and expense limitations are summarized as follows:

	Advisory Expense	Fees Limitations
International Equity	1.10%	1.60%
International Growth	1.00%	1.60%
Small Cap Growth Opportunity	0.90%	1.30%
Managed Small Cap Growth	0.95%	1.40%
Small Company	1.00%	1.40%
Mid-Cap Growth	1.00%	1.40%
Relative Value	0.90%	1.35%
Technology	1.00%	1.40%
Health Sciences	1.00%	1.40%
Managed OTC	0.85%	1.25%
Capital Growth	1.00%	1.30%
Concentrated Growth	1.00%	1.25%
Managed Large Cap Growth	0.90%	1.17%
T. Rowe Price Tax Managed	0.95%	1.30%
Core Value	0.85%	1.20%
Managed Index 500	0.80%	1.00%
Equity Income	1.00%	1.15%
Growth with Income	1.00%	1.30%
Capital Income	0.75%	1.17%
Balanced	0.90%	1.15%
High Yield Bond	0.70%	1.00%
Bond	0.65%	1.00%
Money Market	0.50%	1.00%

172

The Investment Manager has voluntarily agreed to waive portions of its advisory fees equal to 0.07% of average daily net assets of Concentrated Growth, 0.05% of average daily net assets of International Growth, 0.10% for Managed Small Cap Growth, Managed Large Cap Growth and Mid Cap Growth; 0.20% of the average daily net assets of Equity Income for the six months ended April 30, 2004. The Investment Manager will waive a portion of its advisory fee for the Money Market Fund to the extent necessary to keep net operating expenses from exceeding total investment income. Such voluntary fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Investment Manager are reflected in the Statements of Operations.

Management of the Company

Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

Distributor

Effective February 1, 2004, Prudential Investment Management Services LLC (“PIMS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential serves as the distributor for the Funds. Prior to February 1, 2004, American Skandia Marketing, Incorporated (“ASMI”) served as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, D, L, M and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

During the six months ended April 30, 2004, ASMI has received front-end sales charges (“FESC”) and contigent deferred sales charges (“CDSC”) during the distribution of fund shares. These amounts were approximately as follows:

	Class L FESC	Class C FESC	Class L CDSC	Class M CDSC	Class C CDSC	Class X CDSC
International Equity	$17,200	$2,100	—	$32,000	$500	$12,500
International Growth	65,100	19,300	—	183,400	1,500	50,100
Small Cap Growth Opportunity	32,600	5,600	—	101,700	1,000	30,400
Managed Small Cap Growth	23,700	6,400	—	35,300	1,000	9,700
Small Company	107,700	16,500	$100	121,700	3,500	34,000
Mid Cap Growth	51,200	7,400	100	120,700	1,400	37,700
Relative Value	105,300	30,800	400	185,400	2,500	46,800
Technology	11,100	3,900	—	18,700	500	4,400
Health Sciences	13,500	2,300	—	9,500	800	4,700
Managed OTC	61,700	5,200	100	62,400	1,400	2,600
Capital Growth	328,600	97,400	1,000	511,900	10,400	114,800
Concentrated Growth	100,900	12,400	—	562,600	3,400	119,500
Managed Large Cap Growth	4,800	300	—	1,500	—	—
T. Rowe Price Tax Managed	1,900	500	—	4,300	100	100
Core Value	33,500	6,200	—	18,400	800	2,200
Managed Index 500	49,900	22,200	100	139,300	4,500	25,400
Equity Income	92,200	19,700	500	208,000	2,200	47,800
Growth with Income	21,400	2,400	—	32,200	200	8,400
Capital Income	43,500	4,800	—	170,600	2,500	51,500
Balanced	70,400	9,400	—	113,900	1,700	36,300
High Yield Bond	28,500	10,100	—	235,400	1,100	21,400
Bond	75,300	26,700	1,200	631,100	9,200	74,100
Money Market	—	30,500	100	454,600	11,500	151,700

173

During the six months ended April 30, 2004, PIMS has advised the Funds of its receipt of front-end sales charges and contigent deferred sales charges. These amounts were approximately as follows:

	Class A FESC	Class C CDSC
International Equity	$800	$—
International Growth	8,600	1,400
Small Cap Growth Opportunity	2,500	100
Managed Small Cap Growth	1,500	100
Small Company	5,100	2,300
Mid Cap Growth	3,500	100
Relative Value	11,300	4,700
Technology	400	—
Health Sciences	500	—
Managed OTC	1,100	200
Capital Growth	17,900	1,500
Concentrated Growth	4,300	300
Managed Large Cap Growth	1,100	—
T. Rowe Price Tax Managed	2,100	—
Core Value	1,700	700
Managed Index 500	5,400	400
Equity Income	6,300	200
Growth with Income	1,500	—
Capital Income	2,600	400
Balanced	5,600	100
High Yield Bond	1,700	200
Bond	4,100	700
Money Market	—	1,100

Under the Plans, the Funds compensates PIMS a distribution and service fee at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, D, L, M and X shares, respectively. Such expenses under the Plans were 0.25%, 1.00%, 1.00%, 0.50%, 0.50%, 1.00% and 1.00% for Class A, B, C, D, L, M and X shares, respectively. In connection with the Class X plan, prior to April 12, 2004, ASMI used the distribution and services fees as reimbursement for its purchase of Bonus Shares. Bonus Shares were paid to shareholders at the time of initial purchase and each subsequent purchase of Class X shares in an amount equal to 2.50% of the purchase.

During the six months ended April 30, 2004, ASMI paid the following approximate amounts in conjunction with the purchase of bonus shares.

International Equity	$4,200
International Growth	16,200
Small Cap Growth Opportunity	7,400
Managed Small Cap Growth	3,700
Small Company	13,500
Mid-Cap Growth	13,500
Relative Value	15,200
Technology	2,200
Health Sciences	1,400
Managed OTC	1,700
Capital Growth	38,000
Concentrated Growth	30,700
Managed Large Cap Growth	—
T. Rowe Price Tax Managed	1,300
Core Value	3,100
Managed Index 500	6,700
Equity Income	16,200
Growth with Income	1,600

174

Capital Income	$7,800
Balanced	8,400
High Yield Bond	4,600
Bond	17,800
Money Market	20,100

On August 2, 1999, the Company adopted a Supplemental Distribution Plan (“Supplemental Plan”) under Rule 12b-1. The Supplemental Plan permitted ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Funds. The Supplemental Plan was terminated on June 27, 2001. Commissions received by ASMI under the Supplemental Plan are reflected in the expense ratios, in the Financial Highlights for the years ended 1999 and 2000.

Transfer Agent

Effective April 12, 2004, Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Prior to April 12, 2004, American Skandia Fund Services, Inc. (“ASFSI”) served as transfer agent of the Company. In addition, Boston Financial Data Services, Inc. serves as sub-transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

For the six months ended April 30, 2004, there was no fee incurred for the services of PMFS and the following approximate amounts represent the fees incurred for the services of ASFSI:

ASFSI
International Equity	$11,600
International Growth	59,200
Small Cap Growth Opportunity	29,900
Managed Small Cap Growth	13,200
Small Company	52,700
Mid Cap Growth	38,900
Relative Value	72,900
Technology	6,100
Health Sciences	5,000
Managed OTC	10,500
Capital Growth	189,000
Concentrated Growth	120,900
Managed Large Cap Growth	500
T. Rowe Price Tax Managed	1,700
Core Value	10,100
Managed Index 500	40,500
Equity Income	62,900
Growth with Income	9,400
Capital Income	45,000
Balanced	34,400
High Yield Bond	50,500
Bond	102,000
Money Market	62,100

Broker

For the six months ended April 30, 2004, Wachovia Securies LLC (“Wachovia”), an affiliate of PI, earned the following amount of brokerage commissions from portfolio transactions executed on behalf of the Funds:

Relative Value	$910
Capital Growth	438
Managed Large Cap Growth	5
Equity Income	1,495
Capital Income	1,810
Balanced	756

175

4.  Shares of Capital Stock

The Funds offered Class A, Class B, Class C, and Class X shares up until April 12, 2004. Effective April 12, 2004, Class A shares were closed to new purchases and re-designated as “Class L” shares. New Class A shares (except for Money Market) are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares were closed to new purchases and re-designated as “Class M” shares. New Class B shares (except for Money Market) are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X share are closed to new purchases. In addition, for Money Market only, Class D shares are offered with no sales charge. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share.

Transactions in shares of capital stock, during the six months ended April 30, 2004, were as follows:

	CLASS A		CLASS B		CLASS C		CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL EQUITY:
Sold	21,581	$147,134	3,747	$25,016	258,658	$1,616,478	447,291	$2,912,750	352,791	$2,261,847	97,030	$623,437
Redeemed	(152)	(1,035)	(291)	(2,000)	(693,640)	(4,284,350)	(478,539)	(3,140,331)	(430,789)	(2,729,048)	(128,329)	(801,509)

Net Increase/(Decrease)	21,429	$146,099	3,456	$23,016	(434,982)	$(2,667,872)	(31,248)	$(227,581)	(77,998)	$(467,201)	(31,299)	$(178,072)

INTERNATIONAL GROWTH:
Sold	82,124	$967,083	14,378	$165,321	2,786,953	$29,938,448	2,856,069	$31,566,522	4,713,443	$50,667,511	1,290,555	$13,904,221
Redeemed	(4,680)	(54,194)	(66)	(734)	(1,046,460)	(11,623,149)	(964,595)	(11,101,679)	(1,173,614)	(13,118,777)	(260,605)	(2,911,942)

Net Increase/(Decrease)	77,444	$912,889	14,312	$164,587	1,740,493	$18,315,299	1,891,474	$20,464,843	3,539,829	$37,548,734	1,029,950	$10,992,279

SMALL CAP GROWTH OPPORTUNITY:
Sold	23,797	$289,356	5,067	$59,198	126,335	$1,480,956	251,382	$3,033,769	196,654	$2,302,536	64,770	$758,189
Redeemed	(187)	(2,203)	—	—	(475,119)	(5,522,904)	(475,281)	(5,742,116)	(686,588)	(8,009,249)	(158,583)	(1,851,290)

Net Increase/(Decrease)	23,610	$287,153	5,067	$59,198	(348,784)	$(4,041,948)	(223,899)	$(2,708,347)	(489,934)	$(5,706,713)	(93,813)	$(1,093,101)

MANAGED SMALL CAP GROWTH:
Sold	44,429	$242,087	9,770	$52,052	366,813	$1,923,915	458,113	$2,440,099	683,215	$3,539,770	215,320	$1,124,279
Redeemed	(971)	(5,221)	(18)	(99)	(544,246)	(2,848,706)	(964,848)	(5,097,899)	(644,220)	(3,378,434)	(185,928)	(971,104)

Net Increase/(Decrease)	43,458	$236,866	9,752	$51,953	(177,433)	$(924,791)	(506,735)	$(2,657,800)	38,995	$161,336	29,392	$153,175

SMALL COMPANY:
Sold	48,430	$709,039	8,391	$119,758	416,414	$5,743,256	559,035	$7,900,949	598,122	$8,249,474	152,384	$2,108,937
Redeemed	(88)	(1,297)	(52)	(742)	(861,036)	(11,709,655)	(742,600)	(10,539,837)	(679,890)	(9,405,861)	(168,684)	(2,324,055)

Net Increase/(Decrease)	48,342	$707,742	8,339	$119,016	(444,622)	$(5,966,399)	(183,565)	$(2,638,888)	(81,768)	$(1,156,387)	(16,300)	$(215,118)

MID CAP GROWTH:
Sold	164,270	$687,751	37,326	$154,697	7,708,485	$30,075,857	11,236,277	$44,627,619	20,115,508	$78,782,827	3,969,777	$15,527,448
Redeemed	(3,919)	(16,318)	0	0	(1,628,695)	(6,526,042)	(1,940,147)	(7,952,505)	(2,196,335)	(8,909,320)	(421,316)	(1,693,747)

Net Increase/(Decrease)	160,351	$671,433	37,326	$154,697	6,079,790	$23,549,815	9,296,130	$36,675,114	17,919,173	$69,873,507	3,548,461	$13,833,701

RELATIVE VALUE:
Sold	64,487	$1,201,856	13,117	$238,590	1,634,970	$28,307,428	2,170,375	$38,506,998	2,963,518	$51,130,601	486,473	$8,440,826
Reinvested	—	—	—	—	29,237	506,961	34,774	617,578	68,640	1,189,541	13,317	230,383
Redeemed	(321)	(6,148)	(137)	(2,481)	(719,426)	(12,663,951)	(879,592)	(15,920,947)	(829,098)	(14,666,626)	(168,945)	(2,991,082)

Net Increase/(Decrease)	64,166	$1,195,708	12,980	$236,109	944,781	$16,150,438	1,325,557	$23,203,629	2,203,060	$37,653,516	330,845	$5,680,127

176

	CLASS A		CLASS B		CLASS C		CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
TECHNOLOGY:
Sold	122,399	$346,407	5,970	$16,535	324,796	$912,911	806,716	$2,316,144	398,573	$1,120,880	71,235	$200,176
Redeemed	(18,311)	(50,870)	—	—	(543,925)	(1,499,399)	(1,103,771)	(3,138,294)	(500,437)	(1,385,114)	(78,925)	(218,628)

Net Increase/(Decrease)	104,088	$295,537	5,970	$16,535	(219,129)	$(586,488)	(297,055)	$(822,150)	(101,864)	$(264,234)	(7,690)	$(18,452)

HEALTH SCIENCES:
Sold	21,540	$256,124	4,119	$48,643	62,061	$708,191	79,887	$923,861	195,247	$2,157,328	48,665	$548,004
Redeemed	(35)	(417)	—	—	(46,043)	(526,225)	(86,317)	(991,695)	(61,286)	(698,191)	(26,778)	(305,026)

Net Increase/(Decrease)	21,505	$255,707	4,119	$48,643	16,018	$181,966	(6,430)	$(67,834)	133,961	$1,459,137	21,887	$242,978

MANAGED OTC:
Sold	56,385	$144,045	15,874	$40,233	1,182,254	$3,014,996	961,821	$2,436,884	2,076,292	$5,174,119	440,249	$1,089,759
Redeemed	(884)	(2,294)	—	—	(1,943,518)	(4,743,048)	(881,274)	(2,220,118)	(1,917,871)	(4,719,213)	(332,031)	(812,359)

Net Increase/(Decrease)	55,501	$141,751	15,874	$40,233	(761,264)	$(1,728,052)	80,547	$216,766	158,421	$454,906	108,218	$277,400

CAPITAL GROWTH:
Sold	392,482	$5,351,464	180,213	$2,378,755	3,489,669	$44,528,769	3,454,019	$44,270,953	5,547,119	$73,692,917	1,286,152	$14,177,282
Redeemed	(258,420)	(3,549,931)	(135,375)	(1,792,615)	(2,356,261)	(30,325,081)	(2,093,975)	(27,830,871)	(2,582,499)	(33,351,737)	(493,247)	(6,366,721)

Net Increase/(Decrease)	134,062	$1,801,533	44,838	$586,140	1,133,408	$14,203,688	1,360,044	$16,440,082	2,964,620	$40,341,180	792,905	$7,810,561

CONCENTRATED GROWTH:
Sold	78,075	$907,089	22,784	$230,102	325,744	$3,227,657	603,963	$6,800,478	558,857	$5,557,330	160,067	$1,585,378
Redeemed	(802)	(9,225)	(377)	(3,780)	(1,815,823)	(17,964,394)	(1,945,932)	(22,150,919)	(4,041,326)	(40,122,611)	(630,103)	(6,278,552)

Net Increase/(Decrease)	77,273	$897,864	22,407	$226,322	(1,490,079)	$(14,736,737)	(1,341,969)	$(15,350,441)	(3,482,469)	$(34,565,281)	(470,036)	$(4,693,174)

MANAGED LARGE CAP GROWTH:
Sold	4,657	$43,297	259	$2,351	45,411	$419,351	22,929	$211,006	116,447	$1,051,360	29,212	$263,187
Reinvested	—	—	—	—	6,117	54,566	4,540	40,900	10,479	93,369	2,562	22,645
Redeemed	—	—	—	—	(49,266)	(457,574)	(21,511)	(206,519)	(68,723)	(623,949)	(7,368)	(66,285)

Net Increase/(Decrease)	4,657	$43,297	259	$2,351	2,262	$16,343	5,958	$45,387	58,203	$520,780	24,406	$219,547

T. ROWE PRICE TAX MANAGED:
Sold	13,369	$131,165	324	$3,110	24,286	$234,980	20,663	$196,891	15,575	$147,159	10,686	$100,674
Redeemed	(1,082)	(10,738)	—	—	(302,999)	(2,825,369)	(9,026)	(86,979)	(17,101)	(159,401)	(326)	(3,004)

Net Increase/(Decrease)	12,287	$120,427	324	$3,110	(278,713)	$(2,590,389)	11,637	$109,912	(1,526)	$(12,242)	10,360	$97,670

CORE VALUE:
Sold	19,798	$239,157	49,562	$600,126	221,672	$2,596,616	213,587	$2,501,714	370,372	$4,347,344	52,537	$616,887
Reinvested	—	—	—	—	3,325	38,601	4,559	53,110	4,998	58,027	979	11,362
Redeemed	(8,268)	(101,244)	(46,548)	(563,992)	(529,653)	(6,019,418)	(170,251)	(1,975,860)	(83,927)	(978,606)	(14,412)	(170,251)

Net Increase/(Decrease)	11,530	$137,913	3,014	$36,134	(304,656)	$(3,384,201)	47,895	$578,964	291,443	$3,426,765	39,104	$457,998

MANAGED INDEX 500:
Sold	104,300	$933,032	73,631	$649,599	1,030,586	$8,787,239	933,244	$8,052,245	2,059,711	$17,538,171	312,053	$2,639,417
Redeemed	(29,400)	(266,279)	(58,646)	(518,452)	(1,250,577)	(10,686,930)	(892,156)	(7,774,955)	(1,284,179)	(11,028,007)	(209,311)	(1,800,759)

Net Increase/(Decrease)	74,900	$666,753	14,985	$131,147	(219,991)	$(1,899,691)	41,088	$(277,290)	775,532	$6,510,164	102,742	$838,658

EQUITY INCOME:
Sold	59,724	$779,993	17,554	$224,277	533,087	$6,598,811	564,776	$7,192,528	866,929	$10,723,171	220,088	$2,746,914
Redeemed	(250)	(3,246)	—	—	(1,017,183)	(12,444,168)	(887,830)	(11,303,106)	(1,088,649)	(13,508,090)	(240,774)	(2,987,937)

Net Increase/(Decrease)	59,474	$776,747	17,554	$224,277	(484,096)	$(5,845,357)	(323,054)	$(4,110,578)	(221,720)	$(2,784,919)	(20,686)	$(241,023)

GROWTH WITH INCOME:
Sold	49,889	$414,879	73,935	$599,881	86,417	$693,922	129,631	$1,051,820	225,958	$1,800,504	38,862	$313,694
Redeemed	(17,820)	(149,956)	(68,567)	(556,233)	(248,243)	(1,975,983)	(263,461)	(2,169,894)	(214,981)	(1,718,262)	(62,543)	(496,943)

Net Increase/(Decrease)	32,069	$264,923	5,368	$43,648	(161,826)	$(1,282,061)	(133,830)	$(1,118,074)	10,977	$82,242	(23,681)	$(183,249)

CAPITAL INCOME:
Sold	31,349	$384,027	6,811	$83,536	117,882	$1,440,287	202,766	$2,455,175	188,955	$2,295,331	40,938	$498,732
Reinvested	—	—	—	—	1,747	21,378	9,016	110,004	4,314	52,846	1,313	16,059
Redeemed	(300)	(3,637)	—	—	(790,653)	(9,617,341)	(601,943)	(7,325,026)	(949,695)	(11,541,788)	(261,453)	(3,182,372)

Net Increase/(Decrease)	31,049	$380,390	6,811	$83,536	(671,024)	$(8,155,676)	(390,161)	$(4,759,847)	(756,426)	$(9,193,611)	(219,202)	$(2,667,581)

177

	CLASS A		CLASS B		CLASS C		CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
BALANCED:
Sold	86,645	$1,081,574	29,023	$366,260	183,566	$2,264,876	368,356	$4,478,158	704,990	$8,668,208	131,832	$1,634,296
Reinvested	—	—	—	—	6,698	82,105	15,579	191,423	19,412	237,917	4,740	58,070
Redeemed	(35,092)	(441,839)	(19,555)	(248,698)	(452,351)	(5,615,074)	(598,215)	(7,378,283)	(639,230)	(7,862,340)	(177,251)	(2,183,466)

Net Increase/(Decrease)	51,553	$639,735	9,468	$117,562	(262,087)	$(3,268,093)	(214,280)	$(2,708,702)	85,172	$1,043,785	(40,679)	$(491,100)

HIGH YIELD BOND:
Sold	33,107	$243,398	23,303	$171,078	1,007,014	$7,419,288	1,240,005	$9,098,379	1,654,809	$12,166,225	255,761	$1,884,721
Reinvested	76	557	26	191	121,666	895,489	129,325	952,071	326,892	2,403,388	64,565	474,570
Redeemed	(94)	(689)	—	—	(2,315,099)	(17,053,213)	(2,578,082)	(18,989,929)	(2,978,392)	(21,927,817)	(287,550)	(2,121,298)

Net Increase/(Decrease)	33,089	$243,266	23,329	$171,269	(1,186,419)	$(8,738,436)	(1,208,752)	$(8,939,479)	(996,691)	$(7,358,204)	32,776	$237,993

BOND:
Sold	231,940	$2,483,500	263,868	$2,796,722	905,566	$9,699,361	1,061,723	$11,444,617	966,750	$10,358,388	161,794	$1,735,567
Reinvested	35,649	386,421	61,759	662,058	255,896	2,696,072	295,349	3,139,194	675,634	7,107,133	130,024	1,372,609
Redeemed	(178,267)	(1,919,436)	(305,352)	(3,245,403)	(3,146,378)	(33,724,625)	(2,619,816)	(28,248,201)	(5,131,509)	(54,763,615)	(701,777)	(7,503,740)

Net Increase/(Decrease)	89,322	$950,485	20,275	$213,377	(1,984,916)	$(21,329,192)	(1,262,744)	$(13,664,390)	(3,489,125)	$(37,298,094)	(409,959)	$(4,395,564)

	CLASS C		CLASS D		CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	28,581,433	$28,581,247	43,421,172	$43,421,172	75,301,482	$75,301,482	28,989,494	$28,989,494	9,815,654	$9,815,654
Reinvested	9,861	9,861	9,026	9,026	239,624	239,624	25,154	25,154	5,303	5,303
Redeemed	(39,264,168)	(39,264,172)	(18,651,407)	(18,651,407)	(109,341,006)	(109,341,006)	(61,524,743)	(61,524,743)	(16,152,080)	(16,152,080)

Net Increase/(Decrease)	(10,672,874)	$(10,673,064)	24,778,791	$24,778,791	(33,799,900)	$(33,799,900)	(32,510,095)	$(32,510,095)	(6,331,123)	$(6,331,123)

Transactions in shares of capital stock, during the period ended October 31, 2003, were as follows:

	CLASS A		CLASS B		CLASS C		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL EQUITY:
Sold	26,390,808	$140,595,117	590,008	$3,074,040	3,440,269	$17,222,060	216,950	$1,135,683
Redeemed	(26,351,158)	(141,565,314)	(848,493)	(4,307,368)	(3,486,720)	(17,549,661)	(245,279)	(1,261,606)

Net Increase/(Decrease)	39,650	$(970,197)	(258,485)	$(1,233,328)	(46,451)	$(327,601)	(28,329)	$(125,923)

INTERNATIONAL GROWTH:
Sold	13,164,866	$111,027,592	514,290	$4,646,962	1,108,697	$9,325,425	337,373	$3,004,828
Redeemed	(14,047,264)	(119,563,617)	(2,091,593)	(17,519,063)	(1,861,993)	(15,479,206)	(609,184)	(5,168,042)

Net Increase/(Decrease)	(882,398)	$(8,536,025)	(1,577,303)	$(12,872,101)	(753,296)	$(6,153,781)	(271,811)	$(2,163,214)

SMALL CAP GROWTH OPPORTUNITY:
Sold	1,499,450	$13,487,568	775,078	$7,146,991	574,703	$5,243,915	203,585	$1,901,401
Redeemed	(1,653,907)	(14,400,695)	(1,526,735)	(13,308,850)	(798,863)	(7,001,652)	(322,320)	(2,792,044)

Net Increase/(Decrease)	(154,457)	$(913,127)	(751,657)	$(6,161,859)	(224,160)	$(1,757,737)	(118,735)	$(890,643)

MANAGED SMALL CAP GROWTH:
Sold	1,885,452	$7,429,001	1,334,420	$5,644,459	868,706	$3,511,110	268,825	$1,097,137
Redeemed	(1,852,418)	(7,165,440)	(1,668,279)	(6,560,309)	(861,114)	(3,407,916)	(310,401)	(1,165,237)

Net Increase/(Decrease)	33,034	$263,561	(333,859)	$(915,850)	7,592	$103,194	(41,576)	$(68,100)

SMALL COMPANY:
Sold	2,153,707	$23,482,835	1,649,359	$17,840,900	1,177,801	$12,656,686	287,875	$3,108,073
Redeemed	(2,338,950)	(25,339,299)	(2,707,668)	(27,594,428)	(1,400,217)	(14,698,780)	(549,740)	(5,764,387)

Net Increase/(Decrease)	(185,243)	$(1,856,464)	(1,058,309)	$(9,753,528)	(222,416)	$(2,042,094)	(261,865)	$(2,656,314)

MID CAP GROWTH:
Sold	1,223,603	$4,141,276	865,866	$2,901,621	1,510,072	$4,898,868	306,746	$1,076,314
Redeemed	(816,578)	(2,705,349)	(704,136)	(2,252,212)	(827,815)	(2,731,496)	(71,317)	(233,058)

Net Increase/(Decrease)	407,025	$1,435,927	161,730	$649,409	682,257	$2,167,372	235,429	$843,256

RELATIVE VALUE:
Sold	1,814,561	$25,475,979	1,104,201	$15,432,096	724,207	$10,049,512	242,158	$3,388,815
Redeemed	(2,044,400)	(28,683,953)	(2,224,042)	(30,003,392)	(956,291)	(12,965,372)	(371,008)	(5,049,914)

Net Increase/(Decrease)	(229,839)	$(3,207,974)	(1,119,841)	$(14,571,296)	(232,084)	$(2,915,860)	(128,850)	$(1,661,099)

178

	CLASS A		CLASS B		CLASS C		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
TECHNOLOGY:
Sold	1,334,353	$3,114,558	1,752,977	$3,996,616	1,377,700	$3,092,984	316,593	$710,302
Redeemed	(1,083,043)	(2,459,496)	(1,311,056)	(2,912,125)	(1,290,200)	(2,775,369)	(244,544)	(523,672)

Net Increase/(Decrease)	251,310	$655,062	441,921	$1,084,491	87,500	$317,615	72,049	$186,630

HEALTH SCIENCES:
Sold	190,682	$1,857,449	239,935	$2,336,047	178,805	$1,724,970	41,569	$400,269
Redeemed	(160,035)	(1,545,533)	(308,363)	(2,824,822)	(167,645)	(1,610,106)	(104,351)	(984,769)

Net Increase/(Decrease)	30,647	$311,916	(68,428)	$(488,775)	11,160	$114,864	(62,782)	$(584,500)

MANAGED OTC:
Sold	2,979,301	$5,755,781	4,607,183	$9,027,265	5,715,871	$10,882,795	620,121	$1,222,729
Redeemed	(2,398,708)	(4,556,328)	(4,413,768)	(8,623,070)	(4,941,343)	(9,277,039)	(358,865)	(636,650)

Net Increase/(Decrease)	580,593	$1,199,453	193,415	$404,195	774,528	$1,605,756	261,256	$586,079

CAPITAL GROWTH:
Sold	4,502,116	$49,847,615	4,343,401	$47,066,757	4,160,793	$44,592,863	753,452	$8,266,438
Redeemed	(4,766,621)	(51,800,311)	(6,082,488)	(63,422,692)	(3,945,442)	(41,782,579)	(937,726)	(9,810,030)

Net Increase/(Decrease)	(264,505)	$(1,952,696)	(1,739,087)	$(16,355,935)	215,351	$2,810,284	(184,274)	$(1,543,592)

CONCENTRATED GROWTH:
Sold	3,522,959	$35,250,474	1,576,514	$13,591,674	1,301,926	$11,099,175	450,482	$3,887,438
Redeemed	(5,669,666)	(56,174,264)	(8,270,415)	(70,778,085)	(3,796,081)	(32,476,073)	(1,256,562)	(10,766,014)

Net Increase/(Decrease)	(2,146,707)	$(20,923,790)	(6,693,901)	$(57,186,411)	(2,494,155)	$(21,376,898)	(806,080)	$(6,878,576)

MANAGED LARGE CAP GROWTH:
Sold	52,768	$444,545	370,451	$3,108,954	82,805	$693,656	213,285	$1,777,432
Redeemed	(14,755)	(120,942)	(345,143)	(2,902,541)	(56,353)	(514,641)	(195,212)	(1,628,549)

Net Increase/(Decrease)	38,013	$323,603	25,308	$206,413	26,452	$179,015	18,073	$148,883

T. ROWE PRICE TAX MANAGED:
Sold	52,314	$429,081	151,900	$1,263,971	313,143	$2,511,653	10,113	$86,359
Redeemed	(59,147)	(469,076)	(121,678)	(981,864)	(146,027)	(1,213,587)	(5,388)	(39,069)

Net Increase/(Decrease)	(6,833)	$(39,995)	30,222	$282,107	167,116	$1,298,066	4,725	$47,290

CORE VALUE:
Sold	574,999	$5,506,030	661,293	$6,334,412	884,739	$8,394,882	103,223	$1,002,047
Reinvested	4,066	36,878	2,899	26,299	2,716	24,638	625	5,671
Redeemed	(318,975)	(3,100,199)	(322,360)	(3,064,634)	(389,700)	(3,736,679)	(95,092)	(919,162)

Net Increase/(Decrease)	260,090	$2,442,709	341,832	$3,296,077	497,755	$4,682,841	8,756	$88,556

MANAGED INDEX 500:
Sold	1,838,674	$13,522,865	4,058,814	$29,231,171	2,492,562	$17,919,500	496,210	$3,673,804
Redeemed	(1,798,582)	(13,103,337)	(3,920,797)	(27,534,438)	(2,633,173)	(18,729,993)	(598,754)	(4,245,735)

Net Increase/(Decrease)	40,092	$419,528	138,017	$1,696,733	(140,611)	$(810,493)	(102,544)	$(571,931)

GROWTH AND INCOME:
Sold	2,677,403	$28,382,415	1,766,168	$18,487,535	1,226,799	$12,634,529	405,606	$4,219,224
Redeemed	(3,001,190)	(31,192,439)	(3,041,439)	(30,461,896)	(1,980,280)	(19,798,145)	(676,765)	(6,698,865)

Net Increase/(Decrease)	(323,787)	$(2,810,024)	(1,275,271)	$(11,974,361)	(753,481)	$(7,163,616)	(271,159)	$(2,479,641)

GROWTH WITH INCOME:
Sold	369,648	$2,637,054	623,237	$4,376,585	239,743	$1,675,960	88,722	$633,700
Redeemed	(565,096)	(4,041,148)	(669,277)	(4,597,561)	(323,197)	(2,225,041)	(119,797)	(829,798)

Net Increase/(Decrease)	(195,448)	$(1,404,094)	(46,040)	$(220,976)	(83,454)	$(549,081)	(31,075)	$(196,098)

CAPITAL INCOME:
Sold	1,990,720	$21,614,741	722,595	$7,882,449	801,278	$8,579,697	202,819	$2,188,531
Reinvested	33,419	360,003	39,281	424,052	17,075	184,330	12,171	131,258
Redeemed	(2,623,023)	(28,422,892)	(2,327,374)	(24,979,409)	(1,112,082)	(11,960,307)	(666,379)	(7,140,006)

Net Increase/(Decrease)	(598,884)	$(6,448,148)	(1,565,498)	$(16,672,908)	(293,729)	$(3,196,280)	(451,389)	$(4,820,217)

179

	CLASS A		CLASS B		CLASS C		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
BALANCED:
Sold	975,818	$10,725,672	1,328,830	$14,725,222	588,885	$6,357,473	221,945	$2,438,363
Reinvested	42,781	463,160	58,434	628,725	20,946	225,578	14,875	159,967
Redeemed	(1,201,226)	(13,286,668)	(1,909,394)	(20,727,871)	(754,480)	(8,178,615)	(395,713)	(4,279,082)

Net Increase/(Decrease)	(182,627)	$(2,097,836)	(522,130)	$(5,373,924)	(144,649)	$(1,595,564)	(158,893)	$(1,680,752)

HIGH YIELD BOND:
Sold	12,668,267	$86,702,413	10,322,456	$70,655,474	5,710,619	$39,056,824	980,905	$6,714,083
Reinvested	275,577	1,898,166	673,588	4,626,155	282,319	1,942,366	142,964	979,770
Redeemed	(11,682,327)	(80,501,207)	(6,587,397)	(45,281,247)	(4,515,226)	(31,133,806)	(1,063,582)	(7,288,896)

Net Increase/(Decrease)	1,261,517	$8,099,372	4,408,647	$30,000,382	1,477,712	$9,865,384	60,287	$404,957

BOND:
Sold	39,190,641	$427,497,151	7,045,516	$75,777,403	4,648,430	$50,072,504	1,099,230	$11,826,952
Reinvested	533,853	5,771,225	1,162,467	12,424,977	470,821	5,031,304	199,053	2,131,540
Redeemed	(40,852,507)	(445,439,363)	(12,009,417)	(129,199,426)	(6,825,097)	(73,469,664)	(1,781,400)	(19,195,622)

Net Increase/(Decrease)	(1,128,013)	$(12,170,987)	(3,801,434)	$(40,997,046)	(1,705,846)	$(18,365,856)	(483,117)	$(5,237,130)

MONEY MARKET:
Sold	545,425,935	$545,425,933	125,153,747	$125,153,750	124,103,222	$124,102,512	26,221,801	$26,221,802
Reinvested	604,416	604,416	43,287	43,287	24,196	24,196	8,333	8,333
Redeemed	(577,846,098)	(577,846,101)	(162,891,939)	(162,891,945)	(152,190,494)	(152,190,498)	(33,855,495)	(33,855,496)

Net Increase/(Decrease)	(31,815,747)	$(31,815,752)	(37,694,905)	$(37,694,908)	(28,063,076)	$(28,063,790)	(7,625,361)	$(7,625,361)

5. Taxation

For federal income tax purposes, the following portfolios had capital loss carryforward as of October 31, 2003:

	EXPIRING IN
	2005	2006	2007	2008	2009	2010	2,011
International Equity (a)	$—	$—	$—	$3,689,149	$14,623,752	$9,627,877	$3,268,667
International Growth	—	2,242,636	3,428,829	3,770,566	118,198,630	45,261,880	15,797,153
Small Cap Growth Opportunity	—	—	—	32,685,457	85,158,694	24,271,236	2,016,071
Managed Small Cap Growth	—	—	—	1,200,690	30,048,813	11,049,424	—
Small Company	—	—	—	—	—	1,836,181	—
Mid Cap Growth	—	—	—	17,950	15,446,744	8,720,541	1,026,620
Technology (a)	—	—	—	195,454	17,178,543	17,782,577	6,709,869
Health Sciences	—	—	—	—	35,228	3,215,584	379,039
Managed OTC	—	—	—	1,097,897	13,155,667	12,453,037	4,671,746
Capital Growth	—	—	6,851,824	43,351,133	137,802,459	76,515,600	—
Concentrated Growth (a)	—	4,828,688	52,015,103	304,073,150	384,441,491	201,055,611	82,009,725
T. Rowe Price Tax Managed	—	—	—	—	41,359	520,264	542,816
Core Value	—	—	—	—	—	501,181	150,643
Managed Index 500	—	—	—	—	9,737,483	10,478,884	8,777,767
Equity Income	—	—	—	—	—	55,152,479	10,532,980
Growth with Income	—	—	—	900,804	5,991,194	7,428,950	974,431
Capital Income	—	—	—	885,606	12,892,699	31,692,286	2,828,941
Balanced	—	—	—	1,622,189	8,074,458	11,842,580	3,468,657
High Yield Bond	4,183	17,619	327,379	1,538,529	13,149,572	18,610,007	6,554,905

(a)	It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

180

The United States federal income tax basis and unrealized appreciation (depreciation) of the Portfolio’s investments as of April 30, 2004 were as follows:

	TAX BASIS	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION (DEPRECIATION)
International Equity	$43,510,265	$4,333,980	$(1,378,686)	$2,955,294
International Growth	196,178,076	55,993,324	(5,534,326)	50,458,998
Small Cap Growth Opportunity	89,372,191	26,432,613	(5,030,339)	21,402,274
Managed Small Cap Growth	53,010,922	6,823,836	(2,654,456)	4,169,380
Small Company	190,530,569	67,772,958	(9,899,255)	57,873,703
Mid Cap Growth	220,668,196	29,203,424	(5,738,115)	23,465,309
Relative Value	315,362,160	51,476,178	(4,650,625)	46,825,553
Technology	29,225,354	3,973,858	(2,189,234)	1,784,624
Health Sciences	23,143,141	3,674,536	(379,383)	3,295,153
Managed OTC	55,932,046	6,389,230	(11,612,114)	(5,222,884)
Capital Growth	679,652,338	164,807,352	(11,239,309)	153,568,043
Concentrated Growth	521,459,486	77,186,020	(32,427,899)	44,758,121
Managed Large Cap Growth	3,464,567	83,158	(118,072)	(34,914)
T. Rowe Price Tax Managed	7,295,695	1,278,977	(65,986)	1,212,991
Core Value	47,507,984	6,412,900	(991,017)	5,421,883
Managed Index 500	173,951,192	21,270,205	(9,857,959)	11,412,246
Equity Income	227,760,174	43,638,778	(4,576,849)	39,061,929
Growth with Income	43,247,425	3,791,555	(1,830,434)	1,961,121
Capital Income	203,437,452	12,105,126	(5,372,667)	6,732,459
Balanced	158,659,969	14,088,322	(3,103,865)	10,984,457
High Yield Bond	184,594,166	14,396,673	(6,227,309)	8,169,364
Bond	391,729,883	3,751,270	(2,385,486)	1,365,784

The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales.

181

6.  Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 2004, were as follows:

	PURCHASES	SALES
International Equity	$51,145,022	$56,049,100
International Growth	137,746,047	153,950,291
Small Cap Growth Opportunity	41,318,203	56,324,587
Managed Small Cap Growth	47,265,618	51,173,441
Small Company	3,965,826	10,837,324
Mid Cap Growth	147,346,548	159,806,289
Relative Value	162,404,832	160,192,462
Technology	14,904,216	16,561,386
Health Sciences	14,743,398	13,608,166
Managed OTC	5,239,510	3,462,001
Capital Growth	474,175,334	530,348,888
Concentrated Growth	45,237,364	115,868,420
Managed Large Cap Growth	3,544,059	987,896
T. Rowe Price Tax Managed	214,276	2,600,043
Core Value	8,251,527	7,337,417
Managed Index 500	44,611,971	37,166,434
Equity Income	85,583,532	96,081,076
Growth with Income	22,230,229	23,875,728
Capital Income	45,501,342	62,896,222
Balanced	60,207,610	65,859,426
High Yield Bond	30,759,668	54,174,062
Bond	15,375,262	41,634,364

Purchases and sales of U.S. government securities, during the period ended April 30, 2004, were as follows:

	PURCHASES	SALES
Capital Income	$7,908,154	$12,161,514
Balanced	104,286,312	102,449,934
Bond	144,242,563	224,454,206

7.  Written Options Transactions

Written options transactions, during the six months ended April 30, 2004, were as follows:

	BOND		TECHNOLOGY
	NUMBER OF CONTRACTS/ SWAP NOTIONAL AMOUNT $(000)	PREMIUM	NUMBER OF CONTRACTS	PREMIUM
Balance at beginning of period.	69,763	$2,223,818	15	$3,115
Written options	469	327,708	284	20,491
Written swap options	1,700	8,109	—	—
Expired options	(887)	(560,736)	(219)	(13,846)
Expired swap options	(23,600)	(307,160)	—	—
Excercised options	—	—	—	—
Closed options	(27)	(32,492)	(80)	(9,760)
Closed swap options	—	—	—	—

Balance at end of period.	47,418	$1,659,247	—	$—

182

8.  Line of Credit

The Funds and other affiliated funds participate in a $200 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. The expiration date of the line of credit is April 30, 2004. Effective May 1, 2004, a new line of credit of $250 million will be provided by PNC Bank and the expiration date of the new credit agreement is October 29, 2004.

The following table summarizes the borrowing that occurred during the six months ended April 30, 2004:

	Average Loan Outstanding During the Borrowing Period	Average Interest Rate	Number of Days Outstanding
International Growth	$1,850,000	1.522%	14
Small Company	1,000,000	1.521%	3
Mid Cap Growth	1,100,000	1.563%	5
Managed OTC	1,200,000	1.531%	2
Concentrated Growth	1,412,121	1.519%	33
T. Rowe Price Tax Managed	375,862	1.510%	29
Managed Index 500	700,000	1.510%	6
Capital Income	1,800,000	1.500%	3

9.  Risks & Uncertainties

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.  Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Company.

The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Company.

The reports on the financial statements of the Funds audited by PricewaterhouseCoopers LLP through the year ended October 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

183

11.  Reorganization

On July 25, 2003, the Board of Directors of the Company approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Class A, B, C, and X shares of the following funds for like shares of the acquiring funds and the assumption of the liabilities of the funds.

Shareholders approved the Plan at a meeting on December 18, 2003 and the reorganization took place on December 19, 2003.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED FUNDS
ASAF Alger
All-Cap Growth Fund
Class	A	1,276,240
	B	2,379,283
	C	1,494,806
	X	380,063
ASAF Alliance
Growth Fund
Class	A	2,036,657
	B	3,979,795
	C	1,741,083
	X	1,138,657
ASAF Alliance/Bernstein
Growth + Value Fund
Class	A	377,816
	B	705,364
	C	316,026
	X	109,691
ASAF DeAM Large-Cap
Value Fund
Class	A	43,351
	B	98,988
	C	44,734
	X	16,176
ASAF Gabelli
All-Cap Value Fund
Class	A	2,456,830
	B	3,496,862
	C	1,833,231
	X	512,426
ASAF Neuberger Berman
Mid-Cap Growth Fund
Class	A	3,136,442
	B	5,937,783
	C	2,191,541
	X	1,152,349

ACQUIRING FUNDS
Strategic Partners
Capital Growth Fund			Value
Class	A	597,396	7,760,174
	B	1,126,570	14,262,374
	C	709,584	8,969,137
	X	180,209	2,276,043
Strategic Partners
Capital Growth Fund			Value
Class	A	1,372,321	17,826,450
	B	2,673,818	33,850,601
	C	1,168,385	14,768,384
	X	765,578	9,669,249
Strategic Partners
Managed lndex 500 Fund			Value
Class	A	422,780	3,631,677
	B	793,057	6,677,536
	C	355,443	2,992,833
	X	123,715	1,039,206
Strategic Partners
Equity Income Fund			Value
Class	A	30,657	380,757
	B	71,016	863,549
	C	32,119	390,243
	X	11,606	140,897
Strategic Partners
Relative Value Fund			Value
Class	A	1,488,724	26,156,887
	B	2,137,510	36,658,299
	C	1,120,740	19,220,694
	X	313,613	5,369,047
Strategic Partners
Mid Cap Growth Fund			Value
Class	A	10,340,675	40,949,074
	B	19,301,440	75,468,629
	C	7,142,121	27,854,271
	X	3,752,372	14,634,250

184

MERGED FUNDS
ASAF DeAM International
Equity Fund
Class	A	1,191,664
	B	2,480,570
	C	1,021,955
	X	626,028
ASAF American Century
International Growth Fund
Class	A	1,897,719
	B	2,955,106
	C	1,974,778
	X	842,653

ACQUIRING FUNDS
Strategic Partners
International Growth Fund			Value
Class	A	1,077,710	11,779,365
	B	2,231,351	23,808,515
	C	914,023	9,770,910
	X	562,686	6,003,857
Strategic Partners
International Growth Fund			Value
Class	A	1,163,269	12,714,526
	B	1,866,176	19,912,096
	C	1,241,875	13,275,643
	X	533,083	5,687,992

The aggregate net assets and unrealized appreciation of the Merged and Acquiring Funds immediately before the acquisitions and the future utilization of the acquired capital loss carryforwards from the merged funds were as follows:

	Total Net Assets	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards*
Merged Funds
ASAF Alger All-Cap Growth Fund	$33,267,728	4,845,470	17,803,458
ASAF Alliance Growth Fund	76,114,684	9,083,543	84,807,875
ASAF Alliance/Bernstein Growth + Value Fund	14,341,252	1,156,519	2,134,182
ASAF DeAM Large-Cap Value Fund	1,775,446	20,235	—
ASAF Gabelli All-Cap Value Fund	87,404,927	11,066,165	11,268,957
ASAF Neuberger Berman Mid-Cap Growth Fund	158,906,224	32,085,991	200,340,837
ASAF DeAM International Equity Fund	51,362,647	7,090,302	93,418,773
ASAF American Century International Growth Fund	51,590,257	10,534,688	40,459,664
Acquiring Funds
Strategic Partners Capital Growth Fund	$695,681,899
Strategic Partners Managed Index 500	156,123,490
Strategic Partners Equity Income Fund	260,093,199
Strategic Partners Relative Value Fund	226,378,019
Strategic Partners Mid Cap Growth Fund	27,213,020
Strategic Partners International Growth Fund	155,301,146

*	The future utilization of the acquired capital loss carry forwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

12.  Subsequent Events

On November 19, 2003, the Board of Directors of the Company approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Class A, B, C, L, M and X shares of the following funds for like shares of the acquiring funds and the assumption of the liabilities of the funds.

Shareholders approved the Plan at a meeting on May 3, 2004 and the reorganization took place on May 7, 2004.

Fund	Acquiring Fund
International Equity	International Growth
T. Rowe Price Tax Managed	Capital Growth

Subject to shareholder approval, the following fund reorganizations were also approved by the Board of Directors on January 23, 2004.

Fund	Acquiring Fund
Managed Large Cap Growth	Jennison Growth Fund

185

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
ASAF INTERNATIONAL EQUITY FUND:
Class A	04/30/04	* (10)	$7.01	$— †	$(0.47)	$(0.47)	$—	$—	$—	$6.54

Class B	04/30/04	* (10)	6.87	— †	(0.46)	(0.46)	—	—	—	6.41

Class C	04/30/04	*	5.80	(0.05)	0.63	0.58	—	—	—	6.38
	10/31/03	(12)	4.86	(0.02)	0.96	0.94	—	—	—	5.80
	10/31/02	(12)	6.02	(0.05)	(1.11)	(1.16)	—	—	—	4.86
	10/31/01	(12)	8.77	(0.06)	(2.69)	(2.75)	—	—	—	6.02
	10/31/00	(4)(12)	10.00	(0.01)	(1.22)	(1.23)	—	—	—	8.77

Class L (11)	04/30/04	*	5.92	(0.02)	0.64	0.62	—	—	—	6.54
	10/31/03	(12)	4.94	0.01	0.97	0.98	—	—	—	5.92
	10/31/02	(12)	6.10	(0.02)	(1.14)	(1.16)	—	—	—	4.94
	10/31/01	(12)	8.81	(0.02)	(2.69)	(2.71)	—	—	—	6.10
	10/31/00	(4)(12)	10.00	0.03	(1.22)	(1.19)	—	—	—	8.81

Class M (11)	04/30/04	*	5.82	(0.04)	0.62	0.58	—	—	—	6.40
	10/31/03	(12)	4.87	(0.02)	0.97	0.95	—	—	—	5.82
	10/31/02	(12)	6.04	(0.05)	(1.12)	(1.17)	—	—	—	4.87
	10/31/01	(12)	8.78	(0.07)	(2.67)	(2.74)	—	—	—	6.04
	10/31/00	(4)(12)	10.00	(0.02)	(1.20)	(1.22)	—	—	—	8.78

Class X	04/30/04	*	5.82	(0.04)	0.63	0.59	—	—	—	6.41
	10/31/03	(12)	4.87	(0.02)	0.97	0.95	—	—	—	5.82
	10/31/02	(12)	6.04	(0.05)	(1.12)	(1.17)	—	—	—	4.87
	10/31/01	(12)	8.79	(0.07)	(2.68)	(2.75)	—	—	—	6.04
	10/31/00	(4)(12)	10.00	(0.02)	(1.19)	(1.21)	—	—	—	8.79
STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND:
Class A	04/30/04	* (10)	$12.13	$0.01	$(0.77)	$(0.76)	$—	$—	$—	$11.37

Class B	04/30/04	* (10)	11.82	0.01	(0.75)	(0.74)	—	—	—	11.08

Class C	04/30/04	*	10.50	(0.02)	0.62	0.60	—	—	—	11.10
	10/31/03	(12)	8.08	(0.08)	2.50	2.42	—	—	—	10.50
	10/31/02	(12)	9.79	(0.05)	(1.66)	(1.71)	—	—	—	8.08
	10/31/01	(12)	17.06	(0.18)	(6.62)	(6.80)	(0.47)	—	(0.47)	9.79
	10/31/00	(12)	13.96	(0.17)	3.27	3.10	—	—	—	17.06
	10/31/99	(12)	10.52	(0.15)	3.59	3.44	—	—	—	13.96

Class L (11)	04/30/04	*	10.72	(0.01)	0.65	0.64	—	—	—	11.36
	10/31/03	(12)	8.21	(0.04)	2.55	2.51	—	—	—	10.72
	10/31/02	(12)	9.90	— †	(1.69)	(1.69)	—	—	—	8.21
	10/31/01	(12)	17.27	(0.13)	(6.67)	(6.80)	(0.57)	—	(0.57)	9.90
	10/31/00	(12)	14.06	(0.08)	3.29	3.21	—	—	—	17.27
	10/31/99	(12)	10.55	(0.09)	3.60	3.51	—	—	—	14.06

Class M (11)	04/30/04	*	10.48	(0.02)	0.61	0.59	—	—	—	11.07
	10/31/03	(12)	8.06	(0.08)	2.50	2.42	—	—	—	10.48
	10/31/02	(12)	9.77	(0.05)	(1.66)	(1.71)	—	—	—	8.06
	10/31/01	(12)	17.03	(0.17)	(6.62)	(6.79)	(0.47)	—	(0.47)	9.77
	10/31/00	(12)	13.94	(0.17)	3.26	3.09	—	—	—	17.03
	10/31/99	(12)	10.51	(0.15)	3.58	3.43	—	—	—	13.94

Class X	04/30/04	*	10.48	(0.02)	0.62	0.60	—	—	—	11.08
	10/31/03	(12)	8.06	(0.08)	2.50	2.42	—	—	—	10.48
	10/31/02	(12)	9.77	(0.05)	(1.66)	(1.71)	—	—	—	8.06
	10/31/01	(12)	17.03	(0.15)	(6.64)	(6.79)	(0.47)	—	(0.47)	9.77
	10/31/00	(12)	13.93	(0.18)	3.28	3.10	—	—	—	17.03
	10/31/99	(12)	10.50	(0.14)	3.57	3.43	—	—	—	13.93

186

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(6.70%)	$140	108%	1.85%	1.85%	2.34%	3.42%

(6.70%)	22	108%	2.60%	2.60%	3.04%	2.22%

10.00%	8,208	108%	2.60%	2.60%	3.04%	(1.25%)
19.59%	9,974	53%	2.60%	2.60%	3.22%	(0.38%)
(19.44%)	8,579	155%	2.60%	2.60%	3.27%	(0.82%)
(31.36%)	11,399	97%	2.60%	2.60%	3.12%	(0.89%)
(12.30%)	12,120	74%	2.60%	2.70%	3.53%	(0.13%)

10.47%	17,139	108%	2.10%	2.10%	2.54%	(0.70%)
19.84%	15,709	53%	2.10%	2.10%	2.70%	0.21%
(19.02%)	12,917	155%	2.10%	2.10%	2.77%	(0.31%)
(30.76%)	13,896	97%	2.10%	2.10%	2.63%	(0.25%)
(11.90%)	12,696	74%	2.10%	2.20%	3.01%	0.32%

9.97%	18,222	108%	2.60%	2.60%	3.04%	(1.20%)
19.51%	17,000	53%	2.60%	2.60%	3.23%	(0.40%)
(19.37%)	15,499	155%	2.60%	2.60%	3.27%	(0.82%)
(31.29%)	18,565	97%	2.60%	2.60%	3.14%	(0.97%)
(12.20%)	17,900	74%	2.60%	2.70%	3.55%	(0.22%)

10.14%	4,470	108%	2.60%	2.60%	3.04%	(1.19%)
19.51%	4,240	53%	2.60%	2.60%	3.23%	(0.40%)
(19.37%)	3,689	155%	2.60%	2.60%	3.27%	(0.83%)
(31.29%)	4,462	97%	2.60%	2.60%	3.15%	(0.97%)
(12.10%)	3,866	74%	2.60%	2.70%	3.75%	(0.23%)

(6.27%)	$880	55%	1.85%	1.85%	2.03%	3.35%

(6.26%)	159	55%	2.60%	2.60%	2.73%	2.96%

5.71%	55,509	55%	2.60%	2.60%	2.73%	(1.18%)
29.95%	34,265	126%	2.60%	2.60%	2.86%	(0.94%)
(17.47%)	32,443	56%	2.60%	2.60%	2.88%	(0.48%)
(40.76%)	56,063	69%	2.56%	2.56%	2.66%	(1.13%)
22.29%	132,594	72%	2.41%	2.43%	2.53%	(0.86%)
32.60%	54,101	71%	2.60%	2.62%	2.97%	(1.21%)

5.97%	55,138	55%	2.10%	2.10%	2.23%	(0.68%)
30.57%	31,741	126%	2.10%	2.10%	2.36%	(0.41%)
(17.07%)	31,546	56%	2.10%	2.10%	2.37%	0.03%
(40.46%)	57,798	69%	2.06%	2.06%	2.16%	(0.64%)
22.92%	146,865	72%	1.91%	1.93%	2.03%	(0.39%)
33.18%	61,082	71%	2.10%	2.12%	2.47%	(0.70%)

5.63%	111,362	55%	2.60%	2.60%	2.73%	(1.18%)
30.02%	68,265	126%	2.60%	2.60%	2.86%	(0.95%)
(17.50%)	65,261	56%	2.60%	2.60%	2.88%	(0.47%)
(40.78%)	106,979	69%	2.56%	2.56%	2.66%	(1.13%)
22.25%	234,154	72%	2.41%	2.43%	2.53%	(0.87%)
32.54%	105,965	71%	2.60%	2.62%	2.97%	(1.22%)

5.73%	33,088	55%	2.60%	2.60%	2.73%	(1.18%)
30.02%	20,508	126%	2.60%	2.60%	2.86%	(0.95%)
(17.50%)	17,976	56%	2.60%	2.60%	2.88%	(0.48%)
(40.79%)	27,923	69%	2.56%	2.56%	2.66%	(1.13%)
22.34%	54,487	72%	2.41%	2.42%	2.53%	(0.90%)
32.57%	34,002	71%	2.60%	2.62%	2.98%	(1.19%)

See Notes to Financial Statements.

187

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS SMALL CAP GROWTH OPPORTUNITY FUND:
Class A	04/30/04	* (10)	$12.50	$— †	$(1.14)	$(1.14)	$—	$—	$—	$11.36

Class B	04/30/04	* (10)	12.09	(0.01)	(1.10)	(1.11)	—	—	—	10.98

Class C	04/30/04	*	11.33	(0.12)	(0.22)	(0.34)	—	—	—	10.99
	10/31/03	(12)	8.14	(0.16)	3.35	3.19	—	—	—	11.33
	10/31/02	(12)	10.82	(0.21)	(2.47)	(2.68)	—	—	—	8.14
	10/31/01	(12)	17.03	(0.21)	(6.00)	(6.21)	—	—	—	10.82
	10/31/00	(12)	16.90	(0.29)	0.53	0.24	—	(0.11)	(0.11)	17.03
	10/31/99	(12)	9.06	(0.16)	8.00	7.84	—	—	—	16.90

Class L (11)	04/30/04	*	11.67	(0.09)	(0.23)	(0.32)	—	—	—	11.35
	10/31/03	(12)	8.34	(0.12)	3.45	3.33	—	—	—	11.67
	10/31/02	(12)	11.04	(0.16)	(2.54)	(2.70)	—	—	—	8.34
	10/31/01	(12)	17.30	(0.15)	(6.11)	(6.26)	—	—	—	11.04
	10/31/00	(12)	17.08	(0.18)	0.51	0.33	—	(0.11)	(0.11)	17.30
	10/31/99	(12)	9.11	(0.10)	8.07	7.97	—	—	—	17.08

Class M (11)	04/30/04	*	11.32	(0.12)	(0.22)	(0.34)	—	—	—	10.98
	10/31/03	(12)	8.13	(0.16)	3.35	3.19	—	—	—	11.32
	10/31/02	(12)	10.81	(0.21)	(2.47)	(2.68)	—	—	—	8.13
	10/31/01	(12)	17.02	(0.21)	(6.00)	(6.21)	—	—	—	10.81
	10/31/00	(12)	16.87	(0.29)	0.55	0.26	—	(0.11)	(0.11)	17.02
	10/31/99	(12)	9.04	(0.17)	8.00	7.83	—	—	—	16.87

Class X	04/30/04	*	11.32	(0.12)	(0.22)	(0.34)	—	—	—	10.98
	10/31/03	(12)	8.13	(0.16)	3.35	3.19	—	—	—	11.32
	10/31/02	(12)	10.81	(0.21)	(2.47)	(2.68)	—	—	—	8.13
	10/31/01	(12)	17.03	(0.22)	(6.00)	(6.22)	—	—	—	10.81
	10/31/00	(12)	16.90	(0.29)	0.53	0.24	—	(0.11)	(0.11)	17.03
	10/31/99	(12)	9.06	(0.15)	7.99	7.84	—	—	—	16.90
STRATEGIC PARTNERS MANAGED SMALL CAP GROWTH FUND:
Class A	04/30/04	* (10)(12)	$5.61	$— †	$(0.40)	$(0.40)	$—	$—	$—	$5.21

Class B	04/30/04	* (10)(12)	5.49	— †	(0.45)	(0.45)	—	—	—	5.04

Class C	04/30/04	* (12)	4.97	(0.05)	0.17	0.12	—	—	—	5.09
	10/31/03	(12)	3.46	(0.06)	1.57	1.51	—	—	—	4.97
	10/31/02	(12)	4.55	(0.08)	(1.01)	(1.09)	—	—	—	3.46
	10/31/01	(12)	8.04	(0.10)	(3.39)	(3.49)	—	—	—	4.55
	10/31/00	(5)(12)	10.00	(0.10)	(1.86)	(1.96)	—	—	—	8.04

Class L (11)	04/30/04	* (12)	5.06	(0.04)	0.18	0.14	—	—	—	5.20
	10/31/03	(12)	3.51	(0.04)	1.59	1.55	—	—	—	5.06
	10/31/02	(12)	4.59	(0.06)	(1.02)	(1.08)	—	—	—	3.51
	10/31/01	(12)	8.08	(0.07)	(3.42)	(3.49)	—	—	—	4.59
	10/31/00	(5)(12)	10.00	(0.06)	(1.86)	(1.92)	—	—	—	8.08

Class M (11)	04/30/04	* (12)	4.96	(0.05)	0.17	0.12	—	—	—	5.08
	10/31/03	(12)	3.46	(0.06)	1.56	1.50	—	—	—	4.96
	10/31/02	(12)	4.54	(0.08)	(1.00)	(1.08)	—	—	—	3.46
	10/31/01	(12)	8.04	(0.10)	(3.40)	(3.50)	—	—	—	4.54
	10/31/00	(5)	10.00	(0.10)	(1.86)	(1.96)	—	—	—	8.04

Class X	04/30/04	* (12)	4.97	(0.05)	0.17	0.12	—	—	—	5.09
	10/31/03	(12)	3.47	(0.06)	1.56	1.50	—	—	—	4.97
	10/31/02	(12)	4.55	(0.08)	(1.00)	(1.08)	—	—	—	3.47
	10/31/01	(12)	8.05	(0.10)	(3.40)	(3.50)	—	—	—	4.55
	10/31/00	(5)(12)	10.00	(0.10)	(1.85)	(1.95)	—	—	—	8.05

188

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(9.12%)	$268	35%	1.55%	1.55%	1.92%	(1.25%)

(9.18%)	56	35%	2.30%	2.30%	2.62%	(1.98%)

(3.00%)	20,279	35%	2.30%	2.30%	2.62%	(1.90%)
39.19%	24,850	106%	2.30%	2.30%	2.77%	(1.78%)
(24.77%)	19,674	120%	2.30%	2.30%	2.72%	(1.98%)
(36.50%)	31,186	103%	2.30%	2.30%	2.54%	(1.71%)
1.23%	72,934	90%	2.23%	2.23%	2.34%	(1.31%)
86.64%	38,337	74%	2.20%	2.21%	2.73%	(1.25%)

(2.74%)	26,167	35%	1.80%	1.80%	2.12%	(1.40%)
39.93%	29,516	106%	1.80%	1.80%	2.27%	(1.28%)
(24.46%)	22,388	120%	1.80%	1.80%	2.21%	(1.49%)
(36.18%)	43,941	103%	1.80%	1.80%	2.04%	(1.21%)
1.69%	85,342	90%	1.73%	1.73%	1.84%	(0.81%)
87.80%	54,039	74%	1.70%	1.71%	2.20%	(0.73%)

(3.00%)	51,607	35%	2.30%	2.30%	2.62%	(1.90%)
39.24%	58,731	106%	2.30%	2.30%	2.77%	(1.78%)
(24.79%)	48,295	120%	2.30%	2.30%	2.72%	(1.98%)
(36.52%)	80,943	103%	2.30%	2.30%	2.54%	(1.71%)
1.29%	169,925	90%	2.23%	2.23%	2.34%	(1.31%)
86.73%	98,524	74%	2.20%	2.21%	2.69%	(1.24%)

(3.00%)	12,842	35%	2.30%	2.30%	2.62%	(1.90%)
39.24%	14,301	106%	2.30%	2.30%	2.77%	(1.78%)
(24.79%)	11,238	120%	2.30%	2.30%	2.73%	(1.98%)
(36.52%)	17,624	103%	2.30%	2.30%	2.54%	(1.71%)
1.17%	33,072	90%	2.23%	2.23%	2.34%	(1.31%)
86.53%	24,312	74%	2.20%	2.21%	2.82%	(1.21%)

(7.13%)	$226	88%	1.65%	1.65%	2.14%	(1.08%)

(8.20%)	49	88%	2.40%	2.40%	2.84%	(1.83%)

2.41%	10,966	88%	2.40%	2.40%	2.84%	(2.02%)
43.64%	11,580	203%	2.40%	2.40%	3.11%	(1.55%)
(23.96%)	8,054	309%	2.36%	2.36%	3.15%	(1.78%)
(43.41%)	10,968	110%	2.30%	2.30%	3.13%	(1.76%)
(19.60%)	14,676	61%	2.30%	2.30%	2.94%	(1.24%)

2.57%	13,084	88%	1.90%	1.90%	2.34%	(1.52%)
44.16%	15,297	203%	1.90%	1.90%	2.60%	(1.05%)
(23.53%)	10,499	309%	1.86%	1.86%	2.64%	(1.29%)
(43.19%)	17,736	110%	1.80%	1.80%	2.65%	(1.24%)
(19.20%)	17,172	61%	1.80%	1.80%	2.43%	(0.72%)

2.42%	22,754	88%	2.40%	2.40%	2.84%	(2.02%)
43.35%	22,010	203%	2.40%	2.40%	3.11%	(1.56%)
(23.79%)	16,513	309%	2.36%	2.36%	3.15%	(1.78%)
(43.53%)	22,969	110%	2.30%	2.30%	3.13%	(1.75%)
(19.60%)	27,872	61%	2.30%	2.30%	2.94%	(1.25%)

2.41%	4,337	88%	2.40%	2.40%	2.84%	(2.02%)
43.23%	4,087	203%	2.40%	2.40%	3.11%	(1.55%)
(23.74%)	2,995	309%	2.36%	2.36%	3.15%	(1.78%)
(43.48%)	3,875	110%	2.30%	2.30%	3.13%	(1.76%)
(19.50%)	4,499	61%	2.30%	2.30%	2.93%	(1.23%)

See Notes to Financial Statements.

189

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income		In Excess of Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS SMALL COMPANY FUND:
Class A	04/30/04	* (10)	$14.82	$—	$(0.40)	$(0.40)	$—		$—	$—	$—	$14.42

Class B	04/30/04	* (10)	14.39	—	(0.40)	(0.40)	—		—	—	—	13.99

Class C	04/30/04	*	12.66	(0.08)	1.39	1.31	—		—	—	—	13.97
	10/31/03	(12)	9.43	(0.13)	3.36	3.23	—		—	—	—	12.66
	10/31/02	(12)	10.10	(0.13)	(0.33)	(0.46)	—		—	(0.21)	(0.21)	9.43
	10/31/01	(12)	10.45	(0.08)	0.11	0.03	—		—	(0.38)	(0.38)	10.10
	10/31/00	(12)	8.84	(0.02)	1.87	1.85	—		—	(0.24)	(0.24)	10.45
	10/31/99	(12)	8.80	(0.03)	0.07	0.04	—		—	—	—	8.84

Class L (11)	04/30/04	*	13.02	(0.05)	1.44	1.39	—		—	—	—	14.41
	10/31/03	(12)	9.66	(0.08)	3.44	3.36	—		—	—	—	13.02
	10/31/02	(12)	10.29	(0.08)	(0.34)	(0.42)	—		—	(0.21)	(0.21)	9.66
	10/31/01	(12)	10.58	(0.03)	0.12	0.09	—		—	(0.38)	(0.38)	10.29
	10/31/00	(12)	8.90	0.03	1.89	1.92	—		—	(0.24)	(0.24)	10.58
	10/31/99	(12)	8.85	0.02	0.06	0.08	—		(0.03)	—	(0.03)	8.90

Class M (11)	04/30/04	*	12.67	(0.08)	1.40	1.32	—		—	—	—	13.99
	10/31/03	(12)	9.44	(0.13)	3.36	3.23	—		—	—	—	12.67
	10/31/02	(12)	10.11	(0.13)	(0.33)	(0.46)	—		—	(0.21)	(0.21)	9.44
	10/31/01	(12)	10.46	(0.08)	0.11	0.03	—		—	(0.38)	(0.38)	10.11
	10/31/00	(12)	8.84	(0.02)	1.88	1.86	—		—	(0.24)	(0.24)	10.46
	10/31/99	(12)	8.80	(0.03)	0.07	0.04	—		—	—	—	8.84

Class X	04/30/04	*	12.68	(0.08)	1.39	1.31	—		—	—	—	13.99
	10/31/03	(12)	9.44	(0.13)	3.37	3.24	—		—	—	—	12.68
	10/31/02	(12)	10.11	(0.13)	(0.33)	(0.46)	—		—	(0.21)	(0.21)	9.44
	10/31/01	(12)	10.47	(0.08)	0.10	0.02	—		—	(0.38)	(0.38)	10.11
	10/31/00	(12)	8.84	(0.02)	1.89	1.87	—		—	(0.24)	(0.24)	10.47
	10/31/99	(12)	8.80	(0.03)	0.07	0.04	—		—	—	—	8.84
STRATEGIC PARTNERS MID CAP GROWTH FUND:
Class A	04/30/04	* (10)(12)	$4.27	$—	$(0.17)	$(0.17)	$—		$—	$—	$—	$4.10

Class B	04/30/04	* (10)(12)	4.21	—	(0.16)	(0.16)	—		—	—	—	4.05

Class C	04/30/04	* (12)	3.83	(0.04)	0.24	0.20	—		—	—	—	4.03
	10/31/03	(12)	3.06	(0.06)	0.83	0.77	—		—	—	—	3.83
	10/31/02	(12)	4.03	(0.07)	(0.90)	(0.97)	—		—	—	—	3.06
	10/31/01	(12)	10.01	(0.09)	(5.89)	(5.98)	—	†	—	—	—	4.03
	10/31/00	(6)(12)	10.00	0.01	—	0.01	—		—	—	—	10.01

Class L (11)	04/30/04	* (12)	3.89	(0.03)	0.24	0.21	—		—	—	—	4.10
	10/31/03	(12)	3.09	(0.04)	0.84	0.80	—		—	—	—	3.89
	10/31/02	(12)	4.04	(0.05)	(0.90)	(0.95)	—		—	—	—	3.09
	10/31/01	(12)	10.01	(0.06)	(5.90)	(5.96)	(0.01)		—	—	(0.01)	4.04
	10/31/00	(6)(12)	10.00	0.02	(0.01)	0.01	—		—	—	—	10.01

Class M (11)	04/30/04	* (12)	3.84	(0.04)	0.24	0.20	—		—	—	—	4.04
	10/31/03	(12)	3.06	(0.06)	0.84	0.78	—		—	—	—	3.84
	10/31/02	(12)	4.03	(0.07)	(0.90)	(0.97)	—		—	—	—	3.06
	10/31/01	(12)	10.00	(0.09)	(5.88)	(5.97)	—	†	—	—	—	4.03
	10/31/00	(6)(12)	10.00	0.01	(0.01)	—	—		—	—	—	10.00

Class X	04/30/04	* (12)	3.83	(0.04)	0.24	0.20	—		—	—	—	4.03
	10/31/03	(12)	3.06	(0.06)	0.83	0.77	—		—	—	—	3.83
	10/31/02	(12)	4.02	(0.07)	(0.89)	(0.96)	—		—	—	—	3.06
	10/31/01	(12)	10.00	(0.09)	(5.89)	(5.98)	—	†	—	—	—	4.02
	10/31/00	(6)(12)	10.00	0.01	(0.01)	—	—		—	—	—	10.00

190

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(2.70%)	$697	2%	1.65%	1.65%	1.79%	(0.34%)

(2.78%)	117	2%	2.40%	2.40%	2.49%	(0.81%)

10.35%	44,363	2%	2.40%	2.40%	2.49%	(1.16%)
34.25%	45,826	7%	2.40%	2.40%	2.67%	(1.24%)
(4.86%)	36,245	24%	2.40%	2.40%	2.66%	(1.21%)
0.13%	32,808	72%	2.40%	2.40%	2.59%	(0.78%)
21.34%	20,484	71%	2.31%	2.31%	2.71%	(0.22%)
0.45%	13,164	35%	2.25%	2.25%	3.13%	(0.34%)

10.68%	48,536	2%	1.90%	1.90%	1.99%	(0.66%)
34.78%	46,265	7%	1.90%	1.90%	2.17%	(0.74%)
(4.37%)	36,088	24%	1.90%	1.90%	2.15%	(0.72%)
0.71%	36,357	72%	1.90%	1.90%	2.09%	(0.28%)
21.99%	23,156	71%	1.81%	1.81%	2.21%	0.26%
0.86%	10,881	35%	1.75%	1.75%	2.61%	0.17%

10.34%	98,108	2%	2.40%	2.40%	2.49%	(1.16%)
34.22%	89,931	7%	2.40%	2.40%	2.67%	(1.24%)
(4.86%)	77,004	24%	2.40%	2.40%	2.66%	(1.21%)
0.13%	69,831	72%	2.40%	2.40%	2.59%	(0.78%)
21.45%	41,477	71%	2.31%	2.31%	2.71%	(0.22%)
0.45%	23,890	35%	2.25%	2.25%	3.13%	(0.35%)

10.33%	29,238	2%	2.40%	2.40%	2.49%	(1.16%)
34.32%	26,699	7%	2.40%	2.40%	2.67%	(1.24%)
(4.86%)	22,365	24%	2.40%	2.40%	2.65%	(1.21%)
0.03%	22,817	72%	2.40%	2.40%	2.59%	(0.77%)
21.57%	18,557	71%	2.31%	2.31%	2.70%	(0.22%)
0.45%	13,947	35%	2.25%	2.25%	3.12%	(0.31%)

(3.98%)	$657	80%	1.65%	1.65%	2.10%	(1.43%)

(3.80%)	151	80%	2.40%	2.40%	2.80%	(2.12%)

5.22%	31,915	80%	2.40%	2.40%	2.80%	(1.94%)
25.16%	7,083	132%	2.40%	2.40%	3.54%	(1.85%)
(24.07%)	3,566	89%	2.40%	2.40%	3.65%	(1.88%)
(59.72%)	4,687	188%	2.40%	2.40%	3.40%	(1.61%)
0.10%	4,495	3%	2.40%	2.40%	3.49%	0.71%

5.40%	47,373	80%	1.90%	1.90%	2.30%	(1.45%)
25.89%	8,839	132%	1.90%	1.90%	3.05%	(1.34%)
(23.51%)	5,765	89%	1.90%	1.90%	3.17%	(1.38%)
(59.56%)	6,012	188%	1.90%	1.90%	2.95%	(1.13%)
0.10%	3,069	3%	1.90%	1.90%	2.96%	1.19%

5.21%	82,588	80%	2.40%	2.40%	2.80%	(1.96%)
25.49%	9,777	132%	2.40%	2.40%	3.56%	(1.83%)
(24.07%)	7,310	89%	2.40%	2.40%	3.65%	(1.88%)
(59.68%)	9,098	188%	2.40%	2.40%	3.37%	(1.60%)
0.00%	8,853	3%	2.40%	2.40%	3.32%	0.45%

5.22%	16,437	80%	2.40%	2.40%	2.80%	(1.96%)
25.16%	2,049	132%	2.40%	2.40%	3.54%	(1.85%)
(23.88%)	916	89%	2.40%	2.40%	3.65%	(1.88%)
(59.78%)	1,174	188%	2.40%	2.40%	3.47%	(1.65%)
0.00%	676	3%	2.40%	2.40%	3.39%	0.72%

See Notes to Financial Statements.

191

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	In Excess of Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS RELATIVE VALUE FUND:
Class A	04/30/04	* (10)	$18.92	$(0.01)	$(0.65)	$(0.66)	$—	$—	$—	$—	$18.26

Class B	04/30/04	* (10)	18.43	(0.01)	(0.63)	(0.64)	—	—	—	—	17.79

Class C	04/30/04	*	16.40	(0.09)	1.62	1.53	—	—	(0.15)	(0.15)	17.78
	10/31/03	(12)	12.84	(0.16)	3.72	3.56	—	—	—	—	16.40
	10/31/02	(12)	13.17	(0.14)	(0.08)	(0.22)	—	—	(0.11)	(0.11)	12.84
	10/31/01	(12)	14.53	(0.11)	(1.17)	(1.28)	—	—	(0.08)	(0.08)	13.17
	10/31/00	(12)	11.38	(0.11)	3.48	3.37	—	—	(0.22)	(0.22)	14.53
	10/31/99	(12)	10.22	(0.05)	1.22	1.17	—	(0.01)	—	(0.01)	11.38

Class L (11)	04/30/04	*	16.79	(0.05)	1.66	1.61	—	—	(0.15)	(0.15)	18.25
	10/31/03	(12)	13.08	(0.09)	3.80	3.71	—	—	—	—	16.79
	10/31/02	(12)	13.35	(0.07)	(0.09)	(0.16)	—	—	(0.11)	(0.11)	13.08
	10/31/01	(12)	14.65	(0.03)	(1.19)	(1.22)	—	—	(0.08)	(0.08)	13.35
	10/31/00	(12)	11.42	(0.05)	3.50	3.45	—	—	(0.22)	(0.22)	14.65
	10/31/99	(12)	10.23	0.03	1.19	1.22	—	(0.03)	—	(0.03)	11.42

Class M (11)	04/30/04	*	16.40	(0.09)	1.62	1.53	—	—	(0.15)	(0.15)	17.78
	10/31/03	(12)	12.83	(0.16)	3.73	3.57	—	—	—	—	16.40
	10/31/02	(12)	13.17	(0.14)	(0.09)	(0.23)	—	—	(0.11)	(0.11)	12.83
	10/31/01	(12)	14.53	(0.11)	(1.17)	(1.28)	—	—	(0.08)	(0.08)	13.17
	10/31/00	(12)	11.38	(0.11)	3.48	3.37	—	—	(0.22)	(0.22)	14.53
	10/31/99	(12)	10.22	(0.05)	1.22	1.17	—	(0.01)	—	(0.01)	11.38

Class X	04/30/04	*	16.37	(0.09)	1.61	1.52	—	—	(0.15)	(0.15)	17.74
	10/31/03	(12)	12.81	(0.16)	3.72	3.56	—	—	—	—	16.37
	10/31/02	(12)	13.14	(0.14)	(0.08)	(0.22)	—	—	(0.11)	(0.11)	12.81
	10/31/01	(12)	14.50	(0.11)	(1.17)	(1.28)	—	—	(0.08)	(0.08)	13.14
	10/31/00	(12)	11.36	(0.11)	3.47	3.36	—	—	(0.22)	(0.22)	14.50
	10/31/99	(12)	10.22	(0.05)	1.20	1.15	—	(0.01)	—	(0.01)	11.36
STRATEGIC PARTNERS TECHNOLOGY FUND:
Class A	04/30/04	* (10)	$2.92	$— †	$(0.30)	$(0.30)	$—	$—	$—	$—	$2.62

Class B	04/30/04	* (10)	2.84	— †	(0.29)	(0.29)	—	—	—	—	2.55

Class C	04/30/04	*	2.73	(0.03)	(0.14)	(0.17)	—	—	—	—	2.56
	10/31/03	(12)	1.94	(0.05)	0.84	0.79	—	—	—	—	2.73
	10/31/02	(12)	3.14	(0.06)	(1.14)	(1.20)	—	—	—	—	1.94
	10/31/01	(12)	9.26	(0.08)	(6.04)	(6.12)	—	—	— †	—	3.14
	10/31/00	(6)(12)	10.00	—	(0.74)	(0.74)	—	—	—	—	9.26

Class L (11)	04/30/04	*	2.79	(0.03)	(0.14)	(0.17)	—	—	—	—	2.62
	10/31/03	(12)	1.97	(0.04)	0.86	0.82	—	—	—	—	2.79
	10/31/02	(12)	3.18	(0.05)	(1.16)	(1.21)	—	—	—	—	1.97
	10/31/01	(12)	9.27	(0.05)	(6.03)	(6.08)	(0.01)	—	— †	(0.01)	3.18
	10/31/00	(6)(12)	10.00	—	(0.73)	(0.73)	—	—	—	—	9.27

Class M (11)	04/30/04	*	2.72	(0.03)	(0.14)	(0.17)	—	—	—	—	2.55
	10/31/03	(12)	1.93	(0.05)	0.84	0.79	—	—	—	—	2.72
	10/31/02	(12)	3.13	(0.07)	(1.13)	(1.20)	—	—	—	—	1.93
	10/31/01	(12)	9.25	(0.08)	(6.04)	(6.12)	—	—	— †	—	3.13
	10/31/00	(6)(12)	10.00	—	(0.75)	(0.75)	—	—	—	—	9.25

Class X	04/30/04	*	2.74	(0.03)	(0.15)	(0.18)	—	—	—	—	2.56
	10/31/03	(12)	1.94	(0.05)	0.85	0.80	—	—	—	—	2.74
	10/31/02	(12)	3.14	(0.07)	(1.13)	(1.20)	—	—	—	—	1.94
	10/31/01	(12)	9.25	(0.08)	(6.03)	(6.11)	—	—	— †	—	3.14
	10/31/00	(6)(12)	10.00	—	(0.75)	(0.75)	—	—	—	—	9.25

192

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(3.49%)	$1,171	56%	1.60%	1.60%	1.66%	(0.91%)

(3.47%)	231	56%	2.35%	2.35%	2.36%	(1.52%)

9.37%	63,075	56%	2.35%	2.35%	2.36%	(1.06%)
27.73%	42,700	61%	2.35%	2.35%	2.52%	(1.16%)
(1.78%)	36,403	109%	2.35%	2.35%	2.49%	(0.99%)
(8.87%)	34,719	219%	2.35%	2.35%	2.41%	(0.73%)
29.86%	22,114	196%	2.29%	2.36%	2.62%	(0.85%)
11.57%	7,731	126%	2.25%	2.35%	3.32%	(0.45%)

9.63%	80,485	56%	1.85%	1.85%	1.86%	(0.57%)
28.36%	51,801	61%	1.85%	1.85%	2.01%	(0.66%)
(1.31%)	43,346	109%	1.85%	1.85%	1.99%	(0.49%)
(8.39%)	43,595	219%	1.85%	1.85%	1.91%	(0.24%)
30.46%	27,571	196%	1.79%	1.87%	2.11%	(0.37%)
12.06%	8,561	126%	1.75%	1.85%	2.76%	0.06%

9.37%	150,491	56%	2.35%	2.35%	2.36%	(1.06%)
27.83%	102,711	61%	2.35%	2.35%	2.52%	(1.16%)
(1.86%)	94,735	109%	2.35%	2.35%	2.49%	(0.99%)
(8.87%)	96,608	219%	2.35%	2.35%	2.41%	(0.73%)
29.86%	57,561	196%	2.29%	2.37%	2.62%	(0.85%)
11.57%	21,560	126%	2.25%	2.35%	3.29%	(0.44%)

9.32%	27,321	56%	2.35%	2.35%	2.36%	(1.05%)
27.79%	19,791	61%	2.35%	2.35%	2.52%	(1.16%)
(1.79%)	17,141	109%	2.35%	2.35%	2.49%	(0.99%)
(8.89%)	15,781	219%	2.35%	2.35%	2.41%	(0.73%)
29.83%	10,565	196%	2.29%	2.36%	2.62%	(0.84%)
11.38%	4,608	126%	2.25%	2.35%	3.35%	(0.46%)

(10.27%)	$273	61%	1.65%	1.65%	2.54%	(1.41%)

(10.21%)	15	61%	2.40%	2.40%	3.24%	(2.07%)

(6.23%)	5,667	61%	2.40%	2.40%	3.24%	(2.21%)
40.72%	6,651	89%	2.40%	2.40%	3.77%	(2.09%)
(38.22%)	4,559	91%	2.40%	2.40%	3.54%	(2.25%)
(66.09%)	6,939	74%	2.40%	2.40%	3.31%	(1.68%)
(7.40%)	7,384	4%	2.40%	2.40%	3.05%	(0.30%)

(6.09%)	6,219	61%	1.90%	1.90%	2.74%	(1.71%)
41.62%	7,452	89%	1.90%	1.90%	3.27%	(1.59%)
(38.05%)	4,773	91%	1.90%	1.90%	3.03%	(1.74%)
(65.64%)	7,989	74%	1.90%	1.90%	2.90%	(1.21%)
(7.30%)	4,910	4%	1.90%	1.90%	2.65%	0.19%

(6.25%)	8,821	61%	2.40%	2.40%	3.24%	(2.21%)
40.93%	9,694	89%	2.40%	2.40%	3.77%	(2.10%)
(38.34%)	6,036	91%	2.40%	2.40%	3.52%	(2.25%)
(66.16%)	10,259	74%	2.40%	2.40%	3.30%	(1.67%)
(7.50%)	11,811	4%	2.40%	2.40%	3.02%	(0.36%)

(6.57%)	1,502	61%	2.40%	2.40%	3.24%	(2.21%)
41.24%	1,624	89%	2.40%	2.40%	3.78%	(2.10%)
(38.22%)	1,013	91%	2.40%	2.40%	3.51%	(2.26%)
(66.05%)	1,830	74%	2.40%	2.40%	3.44%	(1.71%)
(7.50%)	1,003	4%	2.40%	2.40%	3.16%	(0.33%)

See Notes to Financial Statements.

193

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS HEALTH SCIENCES FUND:
Class A	04/30/04	* (10)	$12.06	$—	$(0.36)	$(0.36)	$—	$—	$—	$11.70

Class B	04/30/04	* (10)	11.87	—	(0.36)	(0.36)	—	—	—	11.51

Class C	04/30/04	*	10.40	(0.08)	1.22	1.14	—	—	—	11.54
	10/31/03	(12)	9.34	(0.14)	1.20	1.06	—	—	—	10.40
	10/31/02	(12)	11.33	(0.18)	(1.81)	(1.99)	—	—	—	9.34
	10/31/01	(7)(12)	10.00	(0.12)	1.45	1.33	—	—	—	11.33

Class L (11)	04/30/04	*	10.52	(0.06)	1.24	1.18	—	—	—	11.70
	10/31/03	(12)	9.40	(0.09)	1.21	1.12	—	—	—	10.52
	10/31/02	(12)	11.35	(0.12)	(1.83)	(1.95)	—	—	—	9.40
	10/31/01	(7)(12)	10.00	(0.08)	1.43	1.35	—	—	—	11.35

Class M (11)	04/30/04	*	10.38	(0.08)	1.21	1.13	—	—	—	11.51
	10/31/03	(12)	9.31	(0.14)	1.21	1.07	—	—	—	10.38
	10/31/02	(12)	11.31	(0.18)	(1.82)	(2.00)	—	—	—	9.31
	10/31/01	(7)(12)	10.00	(0.11)	1.42	1.31	—	—	—	11.31

Class X	04/30/04	*	10.40	(0.08)	1.22	1.14	—	—	—	11.54
	10/31/03	(12)	9.34	(0.14)	1.20	1.06	—	—	—	10.40
	10/31/02	(12)	11.33	(0.18)	(1.81)	(1.99)	—	—	—	9.34
	10/31/01	(7)(12)	10.00	(0.11)	1.44	1.33	—	—	—	11.33
STRATEGIC PARTNERS MANAGED OTC FUND:
Class A	04/30/04	* (10)	$2.60	$—	$(0.20)	$(0.20)	$—	$—	$—	$2.40

Class B	04/30/04	* (10)	2.57	—	(0.20)	(0.20)	—	—	—	2.37

Class C	04/30/04	*	2.42	(0.03)	(0.03)	(0.06)	—	—	—	2.36
	10/31/03	(12)	1.60	(0.04)	0.86	0.82	—	—	—	2.42
	10/31/02	(12)	2.51	(0.05)	(0.86)	(0.91)	—	—	—	1.60
	10/31/01	(12)	8.21	(0.07)	(5.63)	(5.70)	—	—	—	2.51
	10/31/00	(6)(12)	10.00	(0.02)	(1.77)	(1.79)	—	—	—	8.21

Class L (11)	04/30/04	*	2.45	(0.02)	(0.04)	(0.06)	—	—	—	2.39
	10/31/03	(12)	1.61	(0.03)	0.87	0.84	—	—	—	2.45
	10/31/02	(12)	2.53	(0.04)	(0.88)	(0.92)	—	—	—	1.61
	10/31/01	(12)	8.22	(0.05)	(5.64)	(5.69)	—	—	—	2.53
	10/31/00	(6)(12)	10.00	(0.01)	(1.77)	(1.78)	—	—	—	8.22

Class M (11)	04/30/04	*	2.43	(0.03)	(0.03)	(0.06)	—	—	—	2.37
	10/31/03	(12)	1.60	(0.04)	0.87	0.83	—	—	—	2.43
	10/31/02	(12)	2.52	(0.05)	(0.87)	(0.92)	—	—	—	1.60
	10/31/01	(12)	8.22	(0.07)	(5.63)	(5.70)	—	—	—	2.52
	10/31/00	(6)(12)	10.00	(0.02)	(1.76)	(1.78)	—	—	—	8.22

Class X	04/30/04	*	2.43	(0.03)	(0.03)	(0.06)	—	—	—	2.37
	10/31/03	(12)	1.60	(0.04)	0.87	0.83	—	—	—	2.43
	10/31/02	(12)	2.52	(0.05)	(0.87)	(0.92)	—	—	—	1.60
	10/31/01	(12)	8.21	(0.07)	(5.62)	(5.69)	—	—	—	2.52
	10/31/00	(6)(12)	10.00	(0.02)	(1.77)	(1.79)	—	—	—	8.21

194

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(2.99%)	$252	66%	1.65%	1.65%	2.54%	(0.61%)

(3.03%)	47	66%	2.40%	2.40%	3.24%	(1.33%)

10.96%	5,095	66%	2.40%	2.40%	3.24%	(1.50%)
11.35%	4,427	144%	2.40%	2.40%	3.62%	(1.47%)
(17.64%)	3,870	122%	2.40%	2.40%	3.68%	(1.70%)
13.40%	2,659	35%	2.40%	2.40%	4.70%	(1.56%)

11.22%	5,525	66%	1.90%	1.90%	2.74%	(1.00%)
11.91%	5,036	144%	1.90%	1.90%	3.12%	(0.97%)
(17.25%)	4,210	122%	1.90%	1.90%	3.18%	(1.19%)
13.60%	3,971	35%	1.90%	1.90%	3.96%	(1.10%)

10.89%	9,725	66%	2.40%	2.40%	3.24%	(1.50%)
11.37%	7,375	144%	2.40%	2.40%	3.62%	(1.48%)
(17.60%)	7,256	122%	2.40%	2.40%	3.66%	(1.69%)
13.10%	6,427	35%	2.40%	2.40%	4.75%	(1.54%)

10.96%	1,945	66%	2.40%	2.40%	3.24%	(1.49%)
11.35%	1,526	144%	2.40%	2.40%	3.62%	(1.47%)
(17.64%)	1,956	122%	2.40%	2.40%	3.69%	(1.70%)
13.40%	1,702	35%	2.40%	2.40%	5.49%	(1.48%)

(7.69%)	$133	9%	1.50%	1.50%	1.95%	(1.23%)

(7.78%)	38	9%	2.25%	2.25%	2.65%	(2.17%)

(2.48%)	11,364	9%	2.25%	2.25%	2.65%	(2.02%)
51.25%	13,526	17%	2.25%	2.25%	2.93%	(1.96%)
(36.26%)	7,688	30%	2.25%	2.25%	3.10%	(2.06%)
(69.43%)	7,760	54%	2.25%	2.25%	3.14%	(1.93%)
(17.90%)	6,927	1%	2.25%	2.25%	2.82%	(1.58%)

(2.45%)	9,125	9%	1.75%	1.75%	2.15%	(1.52%)
52.17%	9,161	17%	1.75%	1.75%	2.42%	(1.46%)
(36.36%)	5,076	30%	1.75%	1.75%	2.58%	(1.56%)
(69.22%)	6,805	54%	1.75%	1.75%	2.59%	(1.42%)
(17.80%)	7,052	1%	1.75%	1.75%	2.40%	(1.11%)

(2.47%)	17,020	9%	2.25%	2.25%	2.65%	(2.02%)
51.88%	17,120	17%	2.25%	2.25%	2.93%	(1.96%)
(36.51%)	10,978	30%	2.25%	2.25%	3.09%	(2.06%)
(69.34%)	13,664	54%	2.25%	2.25%	3.13%	(1.92%)
(17.80%)	12,048	1%	2.25%	2.25%	2.73%	(1.57%)

(2.47%)	1,964	9%	2.25%	2.25%	2.65%	(2.02%)
51.88%	1,756	17%	2.25%	2.25%	2.92%	(1.96%)
(36.51%)	739	30%	2.25%	2.25%	3.07%	(2.06%)
(69.31%)	1,106	54%	2.25%	2.25%	3.23%	(1.94%)
(17.90%)	835	1%	2.25%	2.25%	2.81%	(1.55%)

See Notes to Financial Statements.

195

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	In Excess of Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS CAPITAL GROWTH FUND:
Class A	04/30/04	* (10)	$13.73	$— †	$(0.60)	$(0.60)	$—	$—	$—	$—	$13.13

Class B	04/30/04	* (10)	13.35	— †	(0.59)	(0.59)	—	—	—	—	12.76

Class C	04/30/04	*	12.70	(0.09)	0.13	0.04	—	—	—	—	12.74
	10/31/03	(12)	10.45	(0.16)	2.41	2.25	—	—	—	—	12.70
	10/31/02	(12)	10.98	(0.17)	(0.36)	(0.53)	—	—	—	—	10.45
	10/31/01	(12)	15.78	(0.17)	(4.63)	(4.80)	—	—	—	—	10.98
	10/31/00	(12)	14.49	(0.18)	1.47	1.29	—	—	—	—	15.78
	10/31/99	(12)	10.11	(0.16)	4.54	4.38	—	—	—	—	14.49

Class L (11)	04/30/04	*	13.04	(0.06)	0.13	0.07	—	—	—	—	13.11
	10/31/03	(12)	10.68	(0.11)	2.47	2.36	—	—	—	—	13.04
	10/31/02	(12)	11.16	(0.12)	(0.36)	(0.48)	—	—	—	—	10.68
	10/31/01	(12)	15.96	(0.10)	(4.70)	(4.80)	—	—	—	—	11.16
	10/31/00	(12)	14.58	(0.10)	1.48	1.38	—	—	—	—	15.96
	10/31/99	(12)	10.13	(0.09)	4.55	4.46	—	(0.01)	—	(0.01)	14.58

Class M (11)	04/30/04	*	12.72	(0.09)	0.12	0.03	—	—	—	—	12.75
	10/31/03	(12)	10.46	(0.16)	2.42	2.26	—	—	—	—	12.72
	10/31/02	(12)	10.99	(0.17)	(0.36)	(0.53)	—	—	—	—	10.46
	10/31/01	(12)	15.80	(0.17)	(4.64)	(4.81)	—	—	—	—	10.99
	10/31/00	(12)	14.51	(0.19)	1.48	1.29	—	—	—	—	15.80
	10/31/99	(12)	10.12	(0.16)	4.55	4.39	—	—	—	—	14.51

Class X	04/30/04	*	12.69	(0.09)	0.13	0.04	—	—	—	—	12.73
	10/31/03	(12)	10.44	(0.16)	2.41	2.25	—	—	—	—	12.69
	10/31/02	(12)	10.97	(0.17)	(0.36)	(0.53)	—	—	—	—	10.44
	10/31/01	(12)	15.77	(0.17)	(4.63)	(4.80)	—	—	—	—	10.97
	10/31/00	(12)	14.48	(0.19)	1.48	1.29	—	—	—	—	15.77
	10/31/99	(12)	10.11	(0.15)	4.52	4.37	—	—	—	—	14.48
STRATEGIC PARTNERS CONCENTRATED GROWTH FUND(9):
Class A	04/30/04	* (10)	$11.70	$— †	$(0.38)	$(0.38)	$—	$—	$—	$—	$11.32

Class B	04/30/04	* (10)	10.16	— †	(0.33)	(0.33)	—	—	—	—	9.83

Class C	04/30/04	*	9.53	(0.08)	0.34	0.26	—	—	—	—	9.79
	10/31/03	(12)	8.51	(0.13)	1.15	1.02	—	—	—	—	9.53
	10/31/02	(12)	10.91	(0.12)	(2.28)	(2.40)	—	—	—	—	8.51
	10/31/01	(12)	20.10	(0.07)	(9.12)	(9.19)	—	—	—	—	10.91
	10/31/00	(12)	19.47	(0.21)	0.84	0.63	—	—	—	—	20.10
	10/31/99	(12)	12.85	(0.18)	6.80	6.62	—	—	—	—	19.47

Class L (11)	04/30/04	*	10.99	(0.06)	0.38	0.32	—	—	—	—	11.31
	10/31/03	(12)	9.76	(0.10)	1.33	1.23	—	—	—	—	10.99
	10/31/02	(12)	12.44	(0.12)	(2.56)	(2.68)	—	—	—	—	9.76
	10/31/01	(12)	22.80	0.01	(10.37)	(10.36)	—	—	—	—	12.44
	10/31/00	(12)	21.97	(0.11)	0.94	0.83	—	—	—	—	22.80
	10/31/99	(12)	14.41	(0.10)	7.66	7.56	—	—	—	—	21.97

Class M (11)	04/30/04	*	9.56	(0.08)	0.34	0.26	—	—	—	—	9.82
	10/31/03	(12)	8.54	(0.13)	1.15	1.02	—	—	—	—	9.56
	10/31/02	(12)	10.94	(0.12)	(2.28)	(2.40)	—	—	—	—	8.54
	10/31/01	(12)	20.14	(0.07)	(9.13)	(9.20)	—	—	—	—	10.94
	10/31/00	(12)	19.50	(0.21)	0.85	0.64	—	—	—	—	20.14
	10/31/99	(12)	12.87	(0.17)	6.80	6.63	—	—	—	—	19.50

Class X	04/30/04	*	9.57	(0.08)	0.34	0.26	—	—	—	—	9.83
	10/31/03	(12)	8.55	(0.13)	1.15	1.02	—	—	—	—	9.57
	10/31/02	(12)	10.95	(0.11)	(2.29)	(2.40)	—	—	—	—	8.55
	10/31/01	(12)	20.17	(0.07)	(9.15)	(9.22)	—	—	—	—	10.95
	10/31/00	(12)	19.52	(0.22)	0.87	0.65	—	—	—	—	20.17
	10/31/99	(12)	12.88	(0.18)	6.82	6.64	—	—	—	—	19.52

196

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(4.37%)	$1,760	62%	1.55%	1.55%	1.69%	1.19%

(4.42%)	572	62%	2.30%	2.30%	2.39%	0.55%

0.24%	193,226	62%	2.30%	2.30%	2.39%	(1.40%)
21.88%	178,255	81%	2.30%	2.30%	2.51%	(1.52%)
(5.10%)	144,397	103%	2.30%	2.30%	2.50%	(1.51%)
(30.37%)	156,021	133%	2.30%	2.30%	2.44%	(1.26%)
8.90%	249,913	108%	2.26%	2.28%	2.36%	(1.11%)
43.32%	125,796	105%	2.25%	2.26%	2.53%	(1.19%)

0.54%	166,607	62%	1.80%	1.80%	1.89%	(0.90%)
22.44%	148,052	81%	1.80%	1.80%	2.01%	(1.02%)
(4.57%)	124,022	103%	1.80%	1.80%	2.00%	(1.01%)
(30.03%)	149,093	133%	1.80%	1.80%	1.94%	(0.76%)
9.47%	232,611	108%	1.78%	1.78%	1.87%	(0.61%)
44.18%	103,196	105%	1.75%	1.76%	2.03%	(0.69%)

0.24%	359,357	62%	2.30%	2.30%	2.39%	(1.40%)
21.96%	320,738	81%	2.30%	2.30%	2.51%	(1.53%)
(5.10%)	282,066	103%	2.30%	2.30%	2.50%	(1.51%)
(30.44%)	331,904	133%	2.30%	2.30%	2.44%	(1.26%)
8.89%	534,179	108%	2.27%	2.28%	2.36%	(1.11%)
43.52%	285,342	105%	2.25%	2.26%	2.53%	(1.20%)

0.24%	63,265	62%	2.30%	2.30%	2.39%	(1.40%)
21.90%	53,036	81%	2.30%	2.30%	2.51%	(1.52%)
(5.10%)	45,557	103%	2.30%	2.30%	2.50%	(1.51%)
(30.39%)	51,745	133%	2.30%	2.30%	2.44%	(1.26%)
8.83%	79,187	108%	2.27%	2.28%	2.36%	(1.11%)
43.47%	49,980	105%	2.25%	2.26%	2.53%	(1.18%)

(3.25%)	$875	9%	1.50%	1.50%	1.96%	(0.42%)

(3.25%)	220	9%	2.25%	2.25%	2.66%	(1.10%)

2.73%	75,072	9%	2.25%	2.25%	2.66%	(1.43%)
11.99%	87,291	107%	2.25%	2.25%	2.76%	(1.48%)
(22.00%)	99,201	76%	2.25%	2.25%	2.67%	(1.19%)
(45.72%)	185,968	54%	2.25%	2.25%	2.47%	(0.45%)
3.24%	421,207	32%	2.22%	2.22%	2.31%	(0.95%)
51.52%	222,230	47%	2.20%	2.21%	2.50%	(0.99%)

2.91%	90,710	9%	1.75%	1.75%	2.16%	(0.93%)
12.60%	102,837	107%	1.75%	1.75%	2.26%	(0.98%)
(21.54%)	112,352	76%	1.75%	1.75%	2.16%	(1.05%)
(45.44%)	210,590	54%	1.75%	1.75%	1.98%	0.05%
3.78%	463,777	32%	1.72%	1.72%	1.81%	(0.45%)
52.46%	234,575	47%	1.70%	1.71%	2.00%	(0.49%)

2.72%	256,502	9%	2.25%	2.25%	2.66%	(1.43%)
11.94%	283,005	107%	2.25%	2.25%	2.76%	(1.48%)
(21.94%)	309,908	76%	2.25%	2.25%	2.67%	(1.21%)
(45.68%)	556,811	54%	2.25%	2.25%	2.47%	(0.45%)
3.28%	1,219,774	32%	2.22%	2.22%	2.31%	(0.95%)
51.52%	684,778	47%	2.20%	2.21%	2.51%	(0.98%)

2.72%	43,924	9%	2.25%	2.25%	2.66%	(1.43%)
11.93%	47,264	107%	2.25%	2.25%	2.76%	(1.48%)
(21.92%)	49,108	76%	2.25%	2.25%	2.67%	(1.11%)
(45.71%)	82,210	54%	2.25%	2.25%	2.47%	(0.45%)
3.33%	172,382	32%	2.22%	2.22%	2.31%	(0.96%)
51.55%	133,655	47%	2.20%	2.21%	2.48%	(1.02%)

See Notes to Financial Statements.

197

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND:
Class A	04/30/04	* (10)	$9.33	$—	$(0.40)	$(0.40)	$—	$—	$—	$8.93

Class B	04/30/04	* (10)	9.21	—	(0.40)	(0.40)	—	—	—	8.81

Class C	04/30/04	*	9.58	(0.07)	0.48	0.41	—	(1.16)	(1.16)	8.83
	10/31/03	(12)	8.06	(0.14)	1.66	1.52	—	—	—	9.58
	10/31/02	(8)(12)	10.00	(0.04)	(1.90)	(1.94)	—	—	—	8.06

Class L (11)	04/30/04	*	9.66	(0.04)	0.47	0.43	—	(1.16)	(1.16)	8.93
	10/31/03	(12)	8.09	(0.10)	1.67	1.57	—	—	—	9.66
	10/31/02	(8)(12)	10.00	(0.03)	(1.88)	(1.91)	—	—	—	8.09

Class M (11)	04/30/04	*	9.57	(0.05)	0.45	0.40	—	(1.16)	(1.16)	8.81
	10/31/03	(12)	8.06	(0.14)	1.65	1.51	—	—	—	9.57
	10/31/02	(8)(12)	10.00	(0.04)	(1.90)	(1.94)	—	—	—	8.06

Class X	04/30/04	*	9.50	(0.03)	0.49	0.46	—	(1.16)	(1.16)	8.80
	10/31/03	(12)	8.07	(0.14)	1.57	1.43	—	—	—	9.50
	10/31/02	(8)(12)	10.00	(0.04)	(1.89)	(1.93)	—	—	—	8.07
ASAF T. ROWE PRICE TAX MANAGED FUND:
Class A	04/30/04	* (10)	$9.92	$— †	$(0.36)	$(0.36)	$—	$—	$—	$9.56

Class B	04/30/04	* (10)	9.77	— †	(0.34)	(0.34)	—	—	—	9.43

Class C	04/30/04	*	9.19	(0.08)	0.31	0.23	—	—	—	9.42
	10/31/03	(12)	7.71	(0.09)	1.57	1.48	—	—	—	9.19
	10/31/02	(12)	8.98	(0.10)	(1.17)	(1.27)	—	—	—	7.71
	10/31/01	(7)(12)	10.00	(0.08)	(0.94)	(1.02)	—	—	—	8.98

Class L (11)	04/30/04	*	9.30	(0.03)	0.28	0.25	—	—	—	9.55
	10/31/03	(12)	7.77	(0.05)	1.58	1.53	—	—	—	9.30
	10/31/02	(12)	9.00	(0.06)	(1.17)	(1.23)	—	—	—	7.77
	10/31/01	(7)(12)	10.00	(0.05)	(0.95)	(1.00)	—	—	—	9.00

Class M (11)	04/30/04	*	9.18	(0.06)	0.28	0.22	—	—	—	9.40
	10/31/03	(12)	7.70	(0.09)	1.57	1.48	—	—	—	9.18
	10/31/02	(12)	8.98	(0.11)	(1.17)	(1.28)	—	—	—	7.70
	10/31/01	(7)(12)	10.00	(0.08)	(0.94)	(1.02)	—	—	—	8.98

Class X	04/30/04	*	9.17	(0.04)	0.50	0.46	—	—	—	9.63
	10/31/03	(12)	7.69	(0.09)	1.57	1.48	—	—	—	9.17
	10/31/02	(12)	8.97	(0.10)	(1.18)	(1.28)	—	—	—	7.69
	10/31/01	(7)(12)	10.00	(0.08)	(0.95)	(1.03)	—	—	—	8.97

198

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(4.29%)	$42	96%	1.42%	1.42%	9.50%	(0.64%)

(4.34%)	2	96%	2.17%	2.17%	10.20%	(0.96%)

4.01%	447	96%	2.17%	2.17%	10.20%	(1.51%)
18.86%	464	0%	2.17%	2.17%	14.99%	(1.65%)
(19.40%)	177	0%	2.17%	2.17%	77.24%	(1.05%)

4.31%	481	96%	1.67%	1.67%	9.70%	(1.00%)
19.41%	463	0%	1.67%	1.67%	14.18%	(1.17%)
(19.10%)	80	0%	1.67%	1.67%	45.32%	(0.65%)

4.01%	1,123	96%	2.17%	2.17%	10.20%	(1.49%)
18.73%	663	0%	2.17%	2.17%	13.58%	(1.65%)
(19.40%)	355	0%	2.17%	2.17%	62.70%	(1.08%)

4.75%	375	96%	2.17%	2.17%	10.20%	(1.20%)
17.72%	173	0%	2.17%	2.17%	11.62%	(1.65%)
(19.30%)	1	0%	2.17%	2.17%	38.29%	(1.03%)

(3.63%)	$117	3%	1.55%	1.55%	4.83%	1.03%

(3.48%)	3	3%	2.30%	2.30%	5.53%	0.69%

2.50%	2,121	3%	2.30%	2.30%	5.53%	(1.24%)
19.20%	4,629	22%	2.30%	2.30%	4.70%	(1.14%)
(14.14%)	2,597	21%	2.30%	2.30%	5.87%	(1.21%)
(10.20%)	867	12%	2.30%	2.30%	11.19%	(1.24%)

2.69%	1,490	3%	1.80%	1.80%	5.03%	(0.73%)
19.69%	1,342	22%	1.80%	1.80%	4.19%	(0.64%)
(13.67%)	1,174	21%	1.80%	1.80%	5.34%	(0.71%)
(10.00%)	746	12%	1.80%	1.80%	8.94%	(0.75%)

2.40%	2,746	3%	2.30%	2.30%	5.53%	(1.23%)
19.22%	2,694	22%	2.30%	2.30%	4.71%	(1.14%)
(14.25%)	2,028	21%	2.30%	2.30%	5.81%	(1.22%)
(10.20%)	1,237	12%	2.30%	2.30%	9.51%	(1.26%)

5.02%	266	3%	2.30%	2.30%	5.53%	(1.33%)
19.25%	159	22%	2.30%	2.30%	4.73%	(1.12%)
(14.27%)	97	21%	2.30%	2.30%	5.89%	(1.21%)
(10.20%)	33	12%	2.30%	2.30%	15.47%	(1.25%)

See Notes to Financial Statements.

199

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS CORE VALUE FUND:
Class A	04/30/04	* (10)	$12.21	$— †	$(0.47)	$(0.47)	$—	$—	$—	$11.74

Class B	04/30/04	* (10)	12.17	— †	(0.49)	(0.49)	—	—	—	11.68

Class C	04/30/04	*	10.95	0.02	0.74	0.76	(0.04)	—	(0.04)	11.67
	10/31/03	(12)	8.88	0.04	2.05	2.09	(0.02)	—	(0.02)	10.95
	10/31/02	(12)	9.73	0.03	(0.85)	(0.82)	(0.01)	(0.02)	(0.03)	8.88
	10/31/01	(7)(12)	10.00	0.01	(0.28)	(0.27)	—	—	—	9.73

Class L (11)	04/30/04	*	10.99	0.03	0.77	0.80	(0.07)	—	(0.07)	11.72
	10/31/03	(12)	8.92	0.10	2.04	2.14	(0.07)	—	(0.07)	10.99
	10/31/02	(12)	9.77	0.08	(0.86)	(0.78)	(0.05)	(0.02)	(0.07)	8.92
	10/31/01	(7)(12)	10.00	0.05	(0.28)	(0.23)	—	—	—	9.77

Class M (11)	04/30/04	*	10.95	— †	0.77	0.77	(0.04)	—	(0.04)	11.68
	10/31/03	(12)	8.88	0.04	2.05	2.09	(0.02)	—	(0.02)	10.95
	10/31/02	(12)	9.74	0.03	(0.86)	(0.83)	(0.01)	(0.02)	(0.03)	8.88
	10/31/01	(7)(12)	10.00	0.01	(0.27)	(0.26)	—	—	—	9.74

Class X	04/30/04	*	10.95	— †	0.76	0.76	(0.04)	—	(0.04)	11.67
	10/31/03	(12)	8.88	0.04	2.05	2.09	(0.02)	—	(0.02)	10.95
	10/31/02	(12)	9.73	0.03	(0.85)	(0.82)	(0.01)	(0.02)	(0.03)	8.88
	10/31/01	(7)(12)	10.00	0.02	(0.29)	(0.27)	—	—	—	9.73
STRATEGIC PARTNERS MANAGED INDEX 500 FUND:
Class A	04/30/04	* (10)	$9.06	$— †	$(0.34)	$(0.34)	$—	$—	$—	$8.72

Class B	04/30/04	* (10)	8.87	— †	(0.33)	(0.33)	—	—	—	8.54

Class C	04/30/04	*	8.16	(0.02)	0.39	0.37	—	—	—	8.53
	10/31/03	(12)	6.85	(0.01)	1.32	1.31	—	—	—	8.16
	10/31/02	(12)	8.08	(0.02)	(1.21)	(1.23)	—	—	—	6.85
	10/31/01	(12)	10.20	(0.02)	(2.09)	(2.11)	—	(0.01)	(0.01)	8.08
	10/31/00	(4)(12)	10.00	(0.03)	0.23	0.20	—	—	—	10.20

Class L (11)	04/30/04	*	8.32	0.01	0.39	0.40	—	—	—	8.72
	10/31/03	(12)	6.95	0.03	1.34	1.37	—	—	—	8.32
	10/31/02	(12)	8.15	0.02	(1.22)	(1.20)	—	—	—	6.95
	10/31/01	(12)	10.24	0.02	(2.10)	(2.08)	— †	(0.01)	(0.01)	8.15
	10/31/00	(4)(12)	10.00	0.03	0.21	0.24	—	—	—	10.24

Class M (11)	04/30/04	*	8.16	(0.02)	0.39	0.37	—	—	—	8.53
	10/31/03	(12)	6.85	(0.01)	1.32	1.31	—	—	—	8.16
	10/31/02	(12)	8.08	(0.02)	(1.21)	(1.23)	—	—	—	6.85
	10/31/01	(12)	10.20	(0.02)	(2.09)	(2.11)	—	(0.01)	(0.01)	8.08
	10/31/00	(4)(12)	10.00	(0.03)	0.23	0.20	—	—	—	10.20

Class X	04/30/04	*	8.15	(0.02)	0.38	0.36	—	—	—	8.51
	10/31/03	(12)	6.84	(0.01)	1.32	1.31	—	—	—	8.15
	10/31/02	(12)	8.06	(0.02)	(1.20)	(1.22)	—	—	—	6.84
	10/31/01	(12)	10.20	(0.02)	(2.11)	(2.13)	—	(0.01)	(0.01)	8.06
	10/31/00	(4)(12)	10.00	(0.03)	0.23	0.20	—	—	—	10.20

200

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(3.85%)	$135	18%	1.45%	1.45%	1.85%	0.62%

(4.03%)	35	18%	2.20%	2.20%	2.55%	(0.20%)

6.96%	11,730	18%	2.20%	2.20%	2.55%	0.11%
23.64%	14,337	21%	2.20%	2.20%	2.72%	0.41%
(8.49%)	7,212	14%	2.20%	2.20%	3.25%	0.30%
(2.70%)	3,040	9%	2.20%	2.20%	4.73%	0.22%

7.30%	9,570	18%	1.70%	1.70%	2.05%	0.57%
24.15%	8,450	21%	1.70%	1.70%	2.21%	0.91%
(8.16%)	4,537	14%	1.70%	1.70%	2.76%	0.75%
(2.20%)	1,677	9%	1.70%	1.70%	3.95%	0.70%

7.05%	19,721	18%	2.20%	2.20%	2.55%	0.06%
23.64%	15,304	21%	2.20%	2.20%	2.72%	0.42%
(8.58%)	9,378	14%	2.20%	2.20%	3.26%	0.29%
(2.60%)	3,867	9%	2.20%	2.20%	5.57%	0.22%

6.96%	3,473	18%	2.20%	2.20%	2.55%	0.06%
23.64%	2,829	21%	2.20%	2.20%	2.72%	0.43%
(8.49%)	2,217	14%	2.20%	2.20%	3.28%	0.30%
(2.70%)	514	9%	2.20%	2.20%	4.75%	0.23%

(3.75%)	$653	22%	1.25%	1.25%	1.48%	0.25%

(3.72%)	128	22%	2.00%	2.00%	2.18%	0.37%

4.53%	35,832	22%	2.00%	2.00%	2.18%	(0.36%)
19.12%	36,069	39%	2.00%	2.00%	2.35%	(0.09%)
(15.22%)	31,253	19%	2.00%	2.00%	2.33%	(0.20%)
(20.74%)	30,585	30%	2.00%	2.00%	2.35%	(0.26%)
2.00%	25,239	107%	2.00%	2.04%	2.56%	(0.25%)

4.81%	33,459	22%	1.50%	1.50%	1.68%	0.13%
19.71%	31,579	39%	1.50%	1.50%	1.84%	0.40%
(14.72%)	26,122	19%	1.50%	1.50%	1.83%	(0.30%)
(20.36%)	24,163	30%	1.50%	1.50%	1.86%	0.24%
2.40%	19,437	107%	1.50%	1.54%	2.00%	0.30%

4.53%	87,644	22%	2.00%	2.00%	2.18%	(0.37%)
19.12%	77,502	39%	2.00%	2.00%	2.34%	(0.10%)
(15.22%)	64,146	19%	2.00%	2.00%	2.33%	(0.20%)
(20.74%)	53,206	30%	2.00%	2.00%	2.36%	(0.27%)
2.00%	34,025	107%	2.00%	2.04%	2.53%	(0.25%)

4.42%	8,672	22%	2.00%	2.00%	2.18%	(0.36%)
19.15%	7,459	39%	2.00%	2.00%	2.35%	(0.09%)
(15.14%)	6,964	19%	2.00%	2.00%	2.33%	(0.21%)
(20.94%)	5,918	30%	2.00%	2.00%	2.36%	(0.26%)
2.00%	4,959	107%	2.00%	2.04%	2.50%	(0.25%)

See Notes to Financial Statements.

201

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	In Excess of Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS EQUITY INCOME FUND:
Class A	04/30/04	* (10)	$13.28	$— †	$(0.44)	$(0.44)	$—	$—	$—	$—	$12.84

Class B	04/30/04	* (10)	12.98	— †	(0.43)	(0.43)	—	—	—	—	12.55

Class C	04/30/04	*	11.57	(0.02)	0.98	0.96	—	—	—	—	12.53
	10/31/03	(12)	9.40	(0.02)	2.19	2.17	—	—	—	—	11.57
	10/31/02	(12)	12.09	(0.03)	(2.36)	(2.39)	—	—	(0.30)	(0.30)	9.40
	10/31/01	(12)	13.67	(0.07)	(0.92)	(0.99)	—	—	(0.59)	(0.59)	12.09
	10/31/00	(12)	12.31	(0.03)	1.39	1.36	—	—	—	—	13.67
	10/31/99	(12)	10.51	(0.01)	1.82	1.81	—	(0.01)	—	(0.01)	12.31

Class L (11)	04/30/04	*	11.83	0.02	0.98	1.00	—	—	—	—	12.83
	10/31/03	(12)	9.56	0.03	2.24	2.27	—	—	—	—	11.83
	10/31/02	(12)	12.23	0.03	(2.40)	(2.37)	—	—	(0.30)	(0.30)	9.56
	10/31/01	(12)	13.76	—	(0.94)	(0.94)	—	—	(0.59)	(0.59)	12.23
	10/31/00	(12)	12.33	0.04	1.39	1.43	—	—	—	—	13.76
	10/31/99	(12)	10.52	0.06	1.80	1.86	(0.01)	(0.04)	—	(0.05)	12.33

Class M (11)	04/30/04	*	11.58	(0.02)	0.98	0.96	—	—	—	—	12.54
	10/31/03	(12)	9.41	(0.02)	2.19	2.17	—	—	—	—	11.58
	10/31/02	(12)	12.10	(0.03)	(2.36)	(2.39)	—	—	(0.30)	(0.30)	9.41
	10/31/01	(12)	13.69	(0.07)	(0.93)	(1.00)	—	—	(0.59)	(0.59)	12.10
	10/31/00	(12)	12.32	(0.02)	1.39	1.37	—	—	—	—	13.69
	10/31/99	(12)	10.53	(0.01)	1.81	1.80	—	(0.01)	—	(0.01)	12.32

Class X	04/30/04	*	11.56	(0.02)	0.98	0.96	—	—	—	—	12.52
	10/31/03	(12)	9.39	(0.02)	2.19	2.17	—	—	—	—	11.56
	10/31/02	(12)	12.08	(0.03)	(2.36)	(2.39)	—	—	(0.30)	(0.30)	9.39
	10/31/01	(12)	13.66	(0.06)	(0.93)	(0.99)	—	—	(0.59)	(0.59)	12.08
	10/31/00	(12)	12.30	(0.02)	1.38	1.36	—	—	—	—	13.66
	10/31/99	(12)	10.52	(0.01)	1.80	1.79	—	(0.01)	—	(0.01)	12.30
STRATEGIC PARTNERS GROWTH WITH INCOME FUND:
Class A	04/30/04	* (10)	$8.42	$— †	$(0.30)	$(0.30)	$—	$—	$—	$—	$8.12

Class B	04/30/04	* (10)	8.24	— †	(0.30)	(0.30)	—	—	—	—	7.94

Class C	04/30/04	*	7.65	(0.03)	0.32	0.29	—	—	—	—	7.94
	10/31/03	(12)	6.79	(0.05)	0.91	0.86	—	—	—	—	7.65
	10/31/02	(12)	8.11	(0.06)	(1.26)	(1.32)	—	—	—	—	6.79
	10/31/01	(12)	10.67	(0.07)	(2.49)	(2.56)	—	—	—	—	8.11
	10/31/00	(4)(12)	10.00	(0.08)	0.75	0.67	—	—	—	—	10.67

Class L (11)	04/30/04	*	7.80	(0.03)	0.29	0.32	—	—	—	—	8.12
	10/31/03	(12)	6.89	(0.01)	0.92	0.91	—	—	—	—	7.80
	10/31/02	(12)	8.19	(0.02)	(1.28)	(1.30)	—	—	—	—	6.89
	10/31/01	(12)	10.73	(0.03)	(2.51)	(2.54)	—	—	—	—	8.19
	10/31/00	(4)(12)	10.00	(0.03)	0.76	0.73	—	—	—	—	10.73

Class M (11)	04/30/04	*	7.65	(0.03)	0.32	0.29	—	—	—	—	7.94
	10/31/03	(12)	6.80	(0.05)	0.90	0.85	—	—	—	—	7.65
	10/31/02	(12)	8.12	(0.06)	(1.26)	(1.32)	—	—	—	—	6.80
	10/31/01	(12)	10.68	(0.07)	(2.49)	(2.56)	—	—	—	—	8.12
	10/31/00	(4)(12)	10.00	(0.07)	0.75	0.68	—	—	—	—	10.68

Class X	04/30/04	*	7.64	(0.03)	0.32	0.29	—	—	—	—	7.93
	10/31/03	(12)	6.79	(0.05)	0.90	0.85	—	—	—	—	7.64
	10/31/02	(12)	8.12	(0.06)	(1.27)	(1.33)	—	—	—	—	6.79
	10/31/01	(12)	10.69	(0.07)	(2.50)	(2.57)	—	—	—	—	8.12
	10/31/00	(4)(12)	10.00	(0.08)	0.77	0.69	—	—	—	—	10.69

202

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(3.31%)	$764	33%	1.40%	1.40%	1.74%	0.74%

(3.31%)	220	33%	2.15%	2.15%	2.44%	0.44%

8.30%	52,161	33%	2.15%	2.15%	2.44%	(0.32%)
23.09%	53,779	60%	2.15%	2.15%	2.59%	(0.17%)
(20.39%)	50,779	88%	2.15%	2.15%	2.54%	(0.25%)
(7.59%)	64,103	128%	2.15%	2.15%	2.44%	(0.51%)
11.05%	47,592	135%	2.12%	2.23%	2.59%	(0.20%)
17.18%	23,210	47%	2.10%	2.13%	2.72%	(0.12%)

8.45%	55,618	33%	1.65%	1.65%	1.94%	0.18%
23.74%	55,064	60%	1.65%	1.65%	2.09%	0.32%
(19.99%)	47,611	88%	1.65%	1.65%	2.04%	0.25%
(7.16%)	66,446	128%	1.65%	1.65%	1.94%	(0.01%)
11.60%	49,218	135%	1.62%	1.73%	2.09%	0.31%
17.72%	28,123	47%	1.60%	1.63%	2.21%	0.39%

8.29%	123,039	33%	2.15%	2.15%	2.44%	(0.32%)
23.06%	116,211	60%	2.15%	2.15%	2.59%	(0.17%)
(20.37%)	106,401	88%	2.15%	2.15%	2.54%	(0.25%)
(7.65%)	152,314	128%	2.15%	2.15%	2.44%	(0.51%)
11.12%	110,793	135%	2.12%	2.23%	2.59%	(0.19%)
17.05%	66,009	47%	2.10%	2.13%	2.71%	(0.13%)

8.30%	30,966	33%	2.15%	2.15%	2.44%	(0.32%)
23.11%	28,840	60%	2.15%	2.15%	2.59%	(0.17%)
(20.41%)	25,972	88%	2.15%	2.15%	2.54%	(0.24%)
(7.60%)	36,297	128%	2.15%	2.15%	2.44%	(0.51%)
11.06%	33,141	135%	2.12%	2.23%	2.60%	(0.18%)
16.97%	24,369	47%	2.10%	2.13%	2.72%	(0.08%)

(3.56%)	$260	57%	1.55%	1.55%	2.20%	0.46%

(3.64%)	43	57%	2.30%	2.30%	2.90%	1.68%

3.79%	6,923	57%	2.30%	2.30%	2.90%	(0.67%)
12.67%	7,909	79%	2.30%	2.30%	2.98%	(0.65%)
(16.28%)	7,592	88%	2.30%	2.30%	2.92%	(0.80%)
(23.99%)	9,084	64%	2.30%	2.30%	2.93%	(0.77%)
6.70%	6,681	65%	2.30%	2.30%	3.06%	(0.76%)

3.97%	9,072	57%	1.80%	1.80%	2.40%	(0.17%)
13.21%	9,764	79%	1.80%	1.80%	2.48%	(0.15%)
(15.87%)	9,978	88%	1.80%	1.80%	2.43%	(0.30%)
(23.67%)	11,312	64%	1.80%	1.80%	2.43%	(0.27%)
7.30%	7,301	65%	1.80%	1.80%	2.54%	(0.29%)

3.79%	19,676	57%	2.30%	2.30%	2.90%	(0.68%)
12.50%	18,875	79%	2.30%	2.30%	2.98%	(0.65%)
(16.26%)	17,075	88%	2.30%	2.30%	2.92%	(0.80%)
(23.97%)	20,584	64%	2.30%	2.30%	2.91%	(0.77%)
6.80%	16,156	65%	2.30%	2.30%	3.17%	(0.72%)

3.80%	2,858	57%	2.30%	2.30%	2.90%	(0.67%)
12.52%	2,935	79%	2.30%	2.30%	2.98%	(0.64%)
(16.38%)	2,817	88%	2.30%	2.30%	2.92%	(0.81%)
(24.04%)	4,153	64%	2.30%	2.30%	2.91%	(0.77%)
6.90%	3,487	65%	2.30%	2.30%	3.06%	(0.76%)

See Notes to Financial Statements.

203

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations					Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gain (Loss)		Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS CAPITAL INCOME FUND(9):

Class A	04/30/04	* (10)	$12.41	$—	†	$(0.54)		$(0.54)	$—	$—	$—	$11.87

Class B	04/30/04	* (10)	12.44	—	†	(0.55)		(0.55)	—	—	—	11.89

Class C	04/30/04	*	11.76	(0.03)		0.17		0.14	(0.01)	—	(0.01)	11.89
	10/31/03	(12)	10.43	0.04		1.34		1.38	(0.05)	—	(0.05)	11.76
	10/31/02	(12)	12.13	0.07		(1.67)		(1.60)	(0.10)	—	(0.10)	10.43
	10/31/01	(12)	14.54	0.13		(2.42)		(2.29)	(0.12)	—	(0.12)	12.13
	10/31/00	(12)	13.68	0.15		1.04		1.19	(0.14)	(0.19)	(0.33)	14.54
	10/31/99	(12)	11.77	0.14		1.86		2.00	(0.09)	—	(0.09)	13.68

Class L (11)	04/30/04	*	11.74	—		0.16		0.16	(0.04)	—	(0.04)	11.86
	10/31/03	(12)	10.41	0.10		1.34		1.44	(0.11)	—	(0.11)	11.74
	10/31/02	(12)	12.11	0.13		(1.67)		(1.54)	(0.16)	—	(0.16)	10.41
	10/31/01	(12)	14.51	0.20		(2.41)		(2.21)	(0.19)	—	(0.19)	12.11
	10/31/00	(12)	13.66	0.22		1.03		1.25	(0.21)	(0.19)	(0.40)	14.51
	10/31/99	(12)	11.75	0.22		1.84		2.06	(0.15)	—	(0.15)	13.66

Class M (11)	04/30/04	*	11.77	(0.03)		0.16		0.13	(0.01)	—	(0.01)	11.89
	10/31/03	(12)	10.43	0.04		1.35		1.39	(0.05)	—	(0.05)	11.77
	10/31/02	(12)	12.14	0.07		(1.68)		(1.61)	(0.10)	—	(0.10)	10.43
	10/31/01	(12)	14.55	0.13		(2.42)		(2.29)	(0.12)	—	(0.12)	12.14
	10/31/00	(12)	13.69	0.15		1.04		1.19	(0.14)	(0.19)	(0.33)	14.55
	10/31/99	(12)	11.77	0.14		1.87		2.01	(0.09)	—	(0.09)	13.69

Class X	04/30/04	*	11.75	(0.04)		0.18		0.14	(0.01)	—	(0.01)	11.88
	10/31/03	(12)	10.43	0.04		1.33		1.37	(0.05)	—	(0.05)	11.75
	10/31/02	(12)	12.13	0.07		(1.67)		(1.60)	(0.10)	—	(0.10)	10.43
	10/31/01	(12)	14.53	0.14		(2.42)		(2.28)	(0.12)	—	(0.12)	12.13
	10/31/00	(12)	13.68	0.14		1.04		1.18	(0.14)	(0.19)	(0.33)	14.53
	10/31/99	(12)	11.76	0.13		1.88		2.01	(0.09)	—	(0.09)	13.68
STRATEGIC PARTNERS BALANCED FUND:

Class A	04/30/04	* (10)(12)	$12.58	$0.01		$(0.31)		$(0.30)	$—	$—	$—	$12.28

Class B	04/30/04	* (10)(12)	12.54	0.01		(0.32)		(0.31)	—	—	—	12.23

Class C	04/30/04	* (12)	11.83	0.02		0.42		0.44	(0.04)	—	(0.04)	12.23
	10/31/03	(12)	10.47	0.08		1.39		1.47	(0.11)	—	(0.11)	11.83
	10/31/02	(12)	11.50	0.14	(a)	(1.03	) (a)	(0.89)	(0.14)	—	(0.14)	10.47
	10/31/01	(12)	13.10	0.15		(1.64)		(1.49)	(0.11)	—	(0.11)	11.50
	10/31/00	(12)	12.80	0.16		0.40		0.56	(0.13)	(0.13)	(0.26)	13.10
	10/31/99	(12)	10.87	0.11		1.87		1.98	(0.05)	—	(0.05)	12.80

Class L (11)	04/30/04	* (12)	11.87	0.06		0.43		0.49	(0.08)	—	(0.08)	12.28
	10/31/03	(12)	10.50	0.13		1.41		1.54	(0.17)	—	(0.17)	11.87
	10/31/02	(12)	11.54	0.19	(a)	(1.04	) (a)	(0.85)	(0.19)	—	(0.19)	10.50
	10/31/01	(12)	13.14	0.21		(1.64)		(1.43)	(0.17)	—	(0.17)	11.54
	10/31/00	(12)	12.85	0.23		0.39		0.62	(0.20)	(0.13)	(0.33)	13.14
	10/31/99	(12)	10.89	0.19		1.89		2.08	(0.12)	—	(0.12)	12.85

Class M (11)	04/30/04	* (12)	11.84	0.02		0.42		0.44	(0.04)	—	(0.04)	12.24
	10/31/03	(12)	10.47	0.08		1.40		1.48	(0.11)	—	(0.11)	11.84
	10/31/02	(12)	11.50	0.14	(a)	(1.03	) (a)	(0.89)	(0.14)	—	(0.14)	10.47
	10/31/01	(12)	13.10	0.15		(1.64)		(1.49)	(0.11)	—	(0.11)	11.50
	10/31/00	(12)	12.81	0.16		0.39		0.55	(0.13)	(0.13)	(0.26)	13.10
	10/31/99	(12)	10.86	0.12		1.88		2.00	(0.05)	—	(0.05)	12.81

Class X	04/30/04	* (12)	11.83	0.02		0.42		0.44	(0.04)	—	(0.04)	12.23
	10/31/03	(12)	10.47	0.08		1.39		1.47	(0.11)	—	(0.11)	11.83
	10/31/02	(12)	11.50	0.14	(a)	(1.03	) (a)	(0.89)	(0.14)	—	(0.14)	10.47
	10/31/01	(12)	13.09	0.15		(1.63)		(1.48)	(0.11)	—	(0.11)	11.50
	10/31/00	(12)	12.80	0.16		0.39		0.55	(0.13)	(0.13)	(0.26)	13.09
	10/31/99	(12)	10.85	0.11		1.89		2.00	(0.05)	—	(0.05)	12.80

204

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(4.35%)	$369	29%	1.42%	1.42%	1.54%	1.40%

(4.42%)	81	29%	2.17%	2.17%	2.24%	1.24%

1.17%	32,059	29%	2.17%	2.17%	2.24%	(0.53%)
13.31%	39,614	104%	2.17%	2.17%	2.35%	0.41%
(13.33%)	38,192	36%	2.17%	2.17%	2.30%	0.60%
(15.83%)	56,530	25%	2.17%	2.17%	2.21%	0.98%
8.78%	56,401	63%	2.10%	2.14%	2.26%	1.02%
17.08%	34,157	66%	2.05%	2.09%	2.41%	1.02%

1.34%	32,968	29%	1.67%	1.67%	1.74%	(0.04%)
13.91%	37,203	104%	1.67%	1.67%	1.85%	0.92%
(12.91%)	39,223	36%	1.67%	1.67%	1.80%	1.10%
(15.39%)	56,537	25%	1.67%	1.67%	1.71%	1.48%
9.35%	54,424	63%	1.60%	1.64%	1.76%	1.51%
17.60%	31,960	66%	1.55%	1.59%	1.91%	1.52%

1.08%	83,926	29%	2.17%	2.17%	2.24%	(0.54%)
13.41%	91,942	104%	2.17%	2.17%	2.35%	0.42%
(13.40%)	97,872	36%	2.17%	2.17%	2.30%	0.60%
(15.82%)	139,634	25%	2.17%	2.17%	2.21%	0.98%
8.86%	138,391	63%	2.10%	2.14%	2.26%	1.02%
17.08%	79,962	66%	2.05%	2.09%	2.42%	1.02%

1.17%	23,467	29%	2.17%	2.17%	2.24%	(0.54%)
13.22%	25,797	104%	2.17%	2.17%	2.35%	0.42%
(13.33%)	27,589	36%	2.17%	2.17%	2.30%	0.60%
(15.77%)	37,635	25%	2.17%	2.17%	2.21%	0.99%
8.79%	42,330	63%	2.10%	2.14%	2.26%	1.02%
17.09%	33,884	66%	2.05%	2.09%	2.42%	0.99%

(2.38%)	$633	115%	1.39%	1.39%	1.68%	1.56%

(2.47%)	116	115%	2.14%	2.14%	2.38%	1.61%

3.75%	20,952	115%	2.14%	2.14%	2.38%	0.36%
14.16%	23,359	129%	2.15%	2.15%	2.51%	0.75%
(7.87%)	22,188	119%	2.15%	2.15%	2.45%	1.21	% (a)
(11.44%)	32,294	122%	2.15%	2.15%	2.41%	1.22%
4.35%	36,859	119%	2.14%	2.14%	2.42%	1.21%
18.26%	20,769	104%	2.10%	2.10%	2.67%	0.92%

4.09%	29,940	115%	1.64%	1.64%	1.88%	0.86%
14.79%	31,493	129%	1.65%	1.65%	2.01%	1.25%
(7.46%)	29,785	119%	1.65%	1.65%	1.96%	1.71	% (a)
(10.96%)	37,523	122%	1.65%	1.65%	1.91%	1.71%
4.87%	38,001	119%	1.64%	1.64%	1.91%	1.71%
19.10%	24,443	104%	1.60%	1.60%	2.15%	1.44%

3.75%	73,084	115%	2.14%	2.14%	2.38%	0.36%
14.25%	69,656	129%	2.15%	2.15%	2.51%	0.75%
(7.87%)	67,109	119%	2.15%	2.15%	2.46%	1.21	% (a)
(11.44%)	86,075	122%	2.15%	2.15%	2.41%	1.22%
4.27%	93,323	119%	2.14%	2.14%	2.42%	1.21%
18.46%	65,933	104%	2.10%	2.10%	2.67%	0.94%

3.75%	16,313	115%	2.14%	2.14%	2.38%	0.36%
14.26%	16,254	129%	2.15%	2.15%	2.51%	0.75%
(7.96%)	16,048	119%	2.15%	2.15%	2.46%	1.21	% (a)
(11.38%)	21,106	122%	2.15%	2.15%	2.41%	1.22%
4.27%	23,269	119%	2.14%	2.14%	2.42%	1.20%
18.48%	19,258	104%	2.10%	2.10%	2.67%	0.88%

See Notes to Financial Statements.

205

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

				Increase (Decrease) from Investment Operations					Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gain (Loss)		Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS HIGH YIELD BOND FUND:
Class A	04/30/04	* (10)	$7.37	$0.03		$(0.04)		$(0.01)	$(0.03)	$—	$(0.03)	$7.33

Class B	04/30/04	* (10)	7.36	0.03		(0.04)		(0.01)	(0.03)	—	(0.03)	7.32

Class C	04/30/04	*	7.23	0.23		0.12		0.35	(0.24)	—	(0.24)	7.34
	10/31/03	(12)	6.26	0.50		0.98		1.48	(0.51)	—	(0.51)	7.23
	10/31/02	(12)	6.96	0.55	(b)	(0.68	) (b)	(0.13)	(0.57)	—	(0.57)	6.26
	10/31/01	(12)	8.02	0.71		(1.06)		(0.35)	(0.71)	—	(0.71)	6.96
	10/31/00	(12)	9.13	0.80		(1.11)		(0.31)	(0.80)	—	(0.80)	8.02
	10/31/99	(12)	9.38	0.75		(0.25)		0.50	(0.75)	—	(0.75)	9.13

Class L (11)	04/30/04	*	7.23	0.26		0.11		0.37	(0.26)	—	(0.26)	7.34
	10/31/03	(12)	6.26	0.53		0.98		1.51	(0.54)	—	(0.54)	7.23
	10/31/02	(12)	6.96	0.59	(b)	(0.69	) (b)	(0.10)	(0.60)	—	(0.60)	6.26
	10/31/01	(12)	8.02	0.75		(1.06)		(0.31)	(0.75)	—	(0.75)	6.96
	10/31/00	(12)	9.13	0.85		(1.11)		(0.26)	(0.85)	—	(0.85)	8.02
	10/31/99	(12)	9.38	0.80		(0.25)		0.55	(0.80)	—	(0.80)	9.13

Class M (11)	04/30/04	*	7.22	0.23		0.12		0.35	(0.24)	—	(0.24)	7.33
	10/31/03	(12)	6.25	0.49		0.98		1.48	(0.51)	—	(0.51)	7.22
	10/31/02	(12)	6.96	0.55	(b)	(0.69	) (b)	(0.14)	(0.57)	—	(0.57)	6.25
	10/31/01	(12)	8.02	0.71		(1.06)		(0.35)	(0.71)	—	(0.71)	6.96
	10/31/00	(12)	9.13	0.80		(1.11)		(0.31)	(0.80)	—	(0.80)	8.02
	10/31/99	(12)	9.39	0.75		(0.26)		0.49	(0.75)	—	(0.75)	9.13

Class X	04/30/04	*	7.22	0.23		0.12		0.35	(0.24)	—	(0.24)	7.33
	10/31/03	(12)	6.25	0.49		0.98		1.48	(0.51)	—	(0.51)	7.22
	10/31/02	(12)	6.95	0.55	(b)	(0.68	) (b)	(0.13)	(0.57)	—	(0.57)	6.25
	10/31/01	(12)	8.01	0.71		(1.06)		(0.35)	(0.71)	—	(0.71)	6.95
	10/31/00	(12)	9.13	0.80		(1.12)		(0.32)	(0.80)	—	(0.80)	8.01
	10/31/99	(12)	9.39	0.75		(0.26)		0.49	(0.75)	—	(0.75)	9.13
STRATEGIC PARTNERS BOND FUND(9):
Class A	04/30/04	* (10)(12)	$10.71	$0.01		$(0.13)		$(0.12)	$(0.01)	$—	$(0.01)	$10.58

Class B	04/30/04	* (10)(12)	10.60	—	†	(0.13)		(0.13)	(0.01)	—	(0.01)	10.46

Class C	04/30/04	* (12)	10.76	0.07		0.04		0.10	(0.09)	(0.32)	(0.41)	10.45
	10/31/03	(12)	10.72	0.19		0.42		0.61	(0.24)	(0.33)	(0.57)	10.76
	10/31/02	(12)	10.93	0.28	(a)	0.06	(a)	0.34	(0.30)	(0.25)	(0.55)	10.72
	10/31/01	(12)	10.08	0.43		0.85		1.28	(0.43)	—	(0.43)	10.93
	10/31/00	(12)	10.01	0.53		0.07		0.60	(0.53)	—	(0.53)	10.08
	10/31/99	(12)	10.67	0.54		(0.59)		(0.05)	(0.54)	(0.07)	(0.61)	10.01

Class L (11)	04/30/04	* (12)	10.87	0.10		0.04		0.13	(0.12)	(0.32)	(0.44)	10.56
	10/31/03	(12)	10.83	0.24		0.43		0.67	(0.30)	(0.33)	(0.63)	10.87
	10/31/02	(12)	11.04	0.34	(a)	0.06	(a)	0.40	(0.36)	(0.25)	(0.61)	10.83
	10/31/01	(12)	10.18	0.48		0.86		1.34	(0.48)	—	(0.48)	11.04
	10/31/00	(12)	10.11	0.58		0.07		0.65	(0.58)	—	(0.58)	10.18
	10/31/99	(12)	10.79	0.60		(0.61)		(0.01)	(0.60)	(0.07)	(0.67)	10.11

Class M (11)	04/30/04	* (12)	10.76	0.07		0.03		0.10	(0.09)	(0.32)	(0.41)	10.45
	10/31/03	(12)	10.73	0.19		0.41		0.60	(0.24)	(0.33)	(0.57)	10.76
	10/31/02	(12)	10.93	0.28	(a)	0.07	(a)	0.35	(0.30)	(0.25)	(0.55)	10.73
	10/31/01	(12)	10.08	0.43		0.85		1.28	(0.43)	—	(0.43)	10.93
	10/31/00	(12)	10.01	0.53		0.07		0.60	(0.53)	—	(0.53)	10.08
	10/31/99	(12)	10.68	0.54		(0.60)		(0.06)	(0.54)	(0.07)	(0.61)	10.01

Class X	04/30/04	* (12)	10.78	0.07		0.04		0.10	(0.09)	(0.32)	(0.41)	10.47
	10/31/03	(12)	10.74	0.20		0.42		0.62	(0.25)	(0.33)	(0.57)	10.78
	10/31/02	(12)	10.94	0.28	(a)	0.07	(a)	0.35	(0.30)	(0.25)	(0.55)	10.74
	10/31/01	(12)	10.09	0.43		0.85		1.28	(0.43)	—	(0.43)	10.94
	10/31/00	(12)	10.02	0.53		0.07		0.60	(0.53)	—	(0.53)	10.09
	10/31/99	(12)	10.69	0.54		(0.60)		(0.06)	(0.54)	(0.07)	(0.61)	10.02

206

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

(0.16%)	$243	15%	1.25%	1.25%	1.40%	7.63%

(0.18%)	171	15%	2.00%	2.00%	2.10%	5.84%

4.94%	28,954	15%	2.00%	2.00%	2.10%	6.39%
24.34%	37,091	48%	2.00%	2.00%	2.18%	7.19%
(2.24%)	22,882	35%	2.00%	2.00%	2.23%	8.08	% (b)
(4.58%)	16,599	31%	2.00%	2.00%	2.33%	9.33%
(3.68%)	12,637	20%	2.00%	2.00%	2.27%	9.14%
5.05%	13,205	18%	2.00%	2.00%	2.32%	7.74%

5.20%	28,065	15%	1.50%	1.50%	1.60%	6.87%
24.96%	36,377	48%	1.50%	1.50%	1.68%	7.63%
(1.75%)	23,613	35%	1.50%	1.50%	1.74%	8.58	% (b)
(4.10%)	26,426	31%	1.50%	1.50%	1.82%	9.77%
(3.20%)	16,581	20%	1.50%	1.50%	1.78%	9.68%
5.70%	16,079	18%	1.50%	1.50%	1.81%	8.26%

4.94%	122,622	15%	2.00%	2.00%	2.10%	6.40%
24.37%	127,974	48%	2.00%	2.00%	2.18%	7.19%
(2.39%)	83,293	35%	2.00%	2.00%	2.23%	8.10	% (b)
(4.58%)	80,038	31%	2.00%	2.00%	2.33%	9.40%
(3.68%)	73,413	20%	2.00%	2.00%	2.27%	9.14%
5.05%	68,160	18%	2.00%	2.00%	2.31%	7.73%

5.09%	15,779	15%	2.00%	2.00%	2.10%	6.39%
24.20%	15,306	48%	2.00%	2.00%	2.18%	7.24%
(2.25%)	12,882	35%	2.00%	2.00%	2.24%	8.12	% (b)
(4.59%)	14,777	31%	2.00%	2.00%	2.34%	9.46%
(3.80%)	16,953	20%	2.00%	2.00%	2.28%	9.16%
5.06%	19,893	18%	2.00%	2.00%	2.32%	7.76%

(1.19%)	$945	52%	1.25%	1.25%	1.31%	2.07%

(1.27%)	212	52%	2.00%	2.00%	2.01%	0.36%

1.16%	63,679	52%	2.00%	2.00%	2.01%	1.27%
5.81%	86,927	260%	2.00%	2.00%	2.05%	1.83%
3.61%	104,916	250%	2.00%	2.00%	2.07%	2.59	% (a)
13.04%	75,605	394%	2.00%	2.00%	2.06%	3.82%
6.16%	27,548	464%	1.94%	1.94%	2.11%	5.26%
(0.92%)	26,112	145%	1.90%	1.90%	2.24%	4.84%

1.46%	81,708	52%	1.50%	1.50%	1.51%	1.82%
6.29%	97,836	260%	1.50%	1.50%	1.54%	2.27%
4.26%	109,692	250%	1.50%	1.50%	1.57%	3.10	% (a)
13.49%	93,305	394%	1.50%	1.50%	1.54%	4.21%
6.67%	34,799	464%	1.43%	1.43%	1.59%	5.61%
(0.55%)	23,140	145%	1.40%	1.40%	1.73%	5.33%

1.18%	203,678	52%	2.00%	2.00%	2.01%	1.34%
5.71%	247,291	260%	2.00%	2.00%	2.05%	1.82%
3.71%	287,193	250%	2.00%	2.00%	2.07%	2.60	% (a)
13.03%	217,344	394%	2.00%	2.00%	2.06%	3.90%
6.16%	102,417	464%	1.94%	1.94%	2.11%	5.26%
(1.02%)	83,936	145%	1.90%	1.90%	2.23%	4.82%

1.16%	31,452	52%	2.00%	2.00%	2.01%	1.31%
5.80%	36,801	260%	2.00%	2.00%	2.05%	1.82%
3.72%	41,855	250%	2.00%	2.00%	2.07%	2.61	% (a)
13.02%	32,044	394%	2.00%	2.00%	2.07%	3.98%
6.16%	21,185	464%	1.94%	1.94%	2.11%	5.28%
(1.00%)	19,574	145%	1.90%	1.90%	2.25%	4.86%

See Notes to Financial Statements.

207

Financial Highlights (Unaudited)

Per Share Data (for a Share Outstanding

Throughout Each Period)

			Increase (Decrease) from Investment Operations							Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gain (Loss)		Total from Investment Operations		From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS MONEY MARKET FUND(9):
Class C	04/30/04	*	$1.00	$—	†	$—	†	$—	†	$— †	$—		$— †	$1.00
	10/31/03	(12)	1.00	—	†	—	†	—	†	— †	—	†	— †	1.00
	10/31/02	(12)	1.00	0.001		—	†	0.001		(0.001)	—	†	(0.001)	1.00
	10/31/01	(12)	1.00	0.030		—	†	0.030		(0.030)	—	†	(0.030)	1.00
	10/31/00	(12)	1.00	0.043		—		0.043		(0.043)	—		(0.043)	1.00
	10/31/99	(12)	1.00	0.030		—		0.030		(0.030)	—		(0.030)	1.00

Class D	04/30/04	* (10)	1.00	—	†	—	†	—	†	— †	—		— †	1.00

Class L (11)	04/30/04	*	1.00	0.003		—	†	0.003		(0.003)	—		(0.003)	1.00
	10/31/03	(12)	1.00	0.005		—	†	0.005		(0.005)	—	†	(0.005)	1.00
	10/31/02	(12)	1.00	0.006		—	†	0.006		(0.006)	—	†	(0.006)	1.00
	10/31/01	(12)	1.00	0.040		—	†	0.040		(0.040)	—	†	(0.040)	1.00
	10/31/00	(12)	1.00	0.048		—		0.048		(0.048)	—		(0.048)	1.00
	10/31/99	(12)	1.00	0.035		—		0.035		(0.035)	—		(0.035)	1.00

Class M (11)	04/30/04	*	1.00	—	†	—	†	—	†	— †	—		— †	1.00
	10/31/03	(12)	1.00	—	†	—	†	—	†	— †	—	†	— †	1.00
	10/31/02	(12)	1.00	0.001		—	†	0.001		(0.001)	—	†	(0.001)	1.00
	10/31/01	(12)	1.00	0.030		—	†	0.030		(0.030)	—	†	(0.030)	1.00
	10/31/00	(12)	1.00	0.042		—		0.042		(0.043)	—		(0.043)	1.00
	10/31/99	(12)	1.00	0.030		—		0.030		(0.030)	—		(0.030)	1.00

Class X	04/30/04	*	1.00	—	†	—	†	—	†	— †	—		— †	1.00
	10/31/03	(12)	1.00	—	†	—	†	—	†	— †	—	†	— †	1.00
	10/31/02	(12)	1.00	0.001		—	†	0.001		(0.001)	—	†	(0.001)	1.00
	10/31/01	(12)	1.00	0.030		—	†	0.030		(0.030)	—	†	(0.030)	1.00
	10/31/00	(12)	1.00	0.042		—		0.042		(0.043)	—		(0.043)	1.00
	10/31/99	(12)	1.00	0.030		—		0.030		(0.030)	—		(0.030)	1.00

(1)	Total return for Class X shares does not reflect the payment of bonus shares.
(2)	Annualized for periods less than one year.
(3)	Includes commissions received by American Skandia Marketing, Incorporated under the Funds’ Supplemental Distribution Plan,as described in Note 3 to the Financial Statements.
(4)	Commenced operations on November 1, 1999.
(5)	Commenced operations on March 1, 2000.
(6)	Commenced operations on September 11, 2000.
(7)	Commenced operations on March 1, 2001.
(8)	Commenced operations on May 1, 2002.
(9)	For the Periods ended 10/31/99, 10/31/00, 10/31/01, and 10/31/02 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).
(10)	Opened on April 12, 2004.
(11)	Converted from classes A and B to classes L and M, respectively on April 12, 2004.
(12)	Calculations are based on average shares outstanding during the year.
(a)	The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial Statements had a (0.01) per share effect for American Century Strategic Balanced and no per share effect for PIMCO Total Return Bond. For American Century Strategic Balanced and PIMCO Total Return Bond the Ratio of Net Investment Income (Loss) would have been 1.64%, 1.14%, 1.14%, and 1.14%, and 3.19%, 2.70%, 2.69%, and 2.71% for Class A, Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the year ended 10/31/02. Ratios for prior periods have not been restated to reflect this change.
(b)	The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financial Statements had a 0.01 per share effect for Federated High Yield Bond. Without the change in amortization method the Net Investment Income Ratio would have been 8.71%, 8.23%, 8.21%, and 8.25% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.
†	Amount rounds to zero.
*	Unaudited.

208

Supplemental Data			Ratios of Expenses to Average Net Assets(2)
Total Return(1)	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses	After Expense Reimbursement and Waiver(3)	Before Expense Reimbursement and Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)

— %†	$35,048	N/A	1.13%	1.13%	1.90%	— %†
— %†	45,723	N/A	1.32%	1.32%	1.92%	— %†
0.15%	73,787	N/A	1.89%	1.89%	1.96%	0.13%
3.09%	73,282	N/A	1.91%	1.91%	1.91%	2.95%
4.33%	31,743	N/A	1.98%	1.98%	1.98%	4.43%
3.06%	28,923	N/A	2.00%	2.00%	2.13%	3.07%

0.02%	24,773	N/A	0.63%	0.63%	1.40%	0.48%

0.25%	69,432	N/A	0.63%	0.63%	1.40%	0.50%
0.50%	103,228	N/A	0.80%	0.80%	1.42%	0.50%
0.65%	135,044	N/A	1.39%	1.39%	1.46%	0.66%
3.61%	176,679	N/A	1.41%	1.41%	1.41%	3.55%
4.85%	108,598	N/A	1.48%	1.48%	1.48%	5.03%
3.57%	43,004	N/A	1.50%	1.50%	1.63%	3.56%

— %†	87,667	N/A	1.13%	1.13%	1.90%	— %†
— %†	120,172	N/A	1.31%	1.31%	1.92%	— %†
0.15%	157,867	N/A	1.89%	1.89%	1.96%	0.14%
3.09%	147,983	N/A	1.91%	1.91%	1.91%	2.78%
4.33%	75,980	N/A	1.98%	1.98%	1.98%	4.27%
3.05%	79,202	N/A	2.00%	2.00%	2.12%	3.04%

— %†	18,602	N/A	1.13%	1.13%	1.90%	— %†
— %†	24,933	N/A	1.30%	1.30%	1.92%	— %†
0.15%	32,558	N/A	1.89%	1.89%	1.96%	0.14%
3.09%	30,941	N/A	1.91%	1.91%	1.91%	2.95%
4.33%	18,632	N/A	1.98%	1.98%	1.98%	4.16%
3.06%	28,385	N/A	2.00%	2.00%	2.13%	3.06%

See Notes to Financial Statements.

209

Supplemental Proxy Information (Unaudited)

A meeting of the Company’s shareholders was held on December 18, 2003. The meeting was held for the following purposes:

To approve the Plan of Reorganization of the Company on behalf of the ASAF Alger All-Cap Growth Fund and the ASAF Marsico Capital Growth Fund.
To approve the Plan of Reorganization of the Company on behalf of the ASAF Alliance Growth Fund and the ASAF Marsico Capital Growth Fund.
To approve the Plan of Reorganization of the Company on behalf of the ASAF Alliance/Bernstein Growth + Value Fund and the ASAF Sanford Bernstein Managed Index 500 Fund.
To approve the Plan of Reorganization of the Company on behalf of the ASAF DeAM Large-Cap Value Fund and the ASAF Alliance Growth and Income Fund.
To approve the Plan of Reorganization of the Company on behalf of the ASAF Gabelli All-Cap Value Fund and the ASAF Neuberger Berman Mid-Cap Value Fund.
To approve the Plan of Reorganization of the Company on behalf of the ASAF Neuberger Berman Mid-Cap Growth Fund and the ASAF Goldman Sachs Mid-Cap Growth Fund.
To approve the Plan of Reorganization of the Company on behalf of the ASAF DeAM International Equity Fund and the ASAF William Blair International Growth Fund.
To approve the Plan of Reorganization of the Company on behalf of the ASAF American Century International Growth Fund and the ASAF William Blair International Growth Fund.

The results of the proxy solicitation on the preceding matters were:

Matter	Votes for	Votes Against	Abstentions
Reorganization plan between the ASAF Alger All-Cap Growth Fund and the ASAF Marsico Capital Growth Fund	3,138,811	56,883	85,883
Reorganization plan between the ASAF Alliance Growth Fund and the ASAF Marsico Capital Growth Fund	4,971,365	99,945	161,125
Reorganization plan between the ASAF Alliance/Bernstein Growth + Value Fund and the ASAF Sanford Bernstein Managed Index 500 Fund	879,341	10,757	29,793
Reorganization plan between the ASAF DeAM Large-Cap Value Fund and the ASAF Alliance Growth and Income Fund	110,947	1,083	5,285
Reorganization plan between the ASAF Gabelli All-Cap Value Fund and the ASAF Neuberger Berman Mid-Cap Value Fund	4,658,017	811,879	109,252
Reorganization plan between the ASAF Neuberger Berman Mid-Cap Growth Fund and the ASAF Goldman Sachs Mid-Cap Growth Fund	6,793,118	169,104	211,796
Reorganization plan between the ASAF DeAM International Equity Fund and the ASAF William Blair International Growth Fund	3,000,884	54,744	113,492
Reorganization plan between the ASAF American Century International Growth Fund and the ASAF William Blair International Growth Fund	4,470,547	76,593	159,946

210

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s Manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS

David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer and Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	Alliance Capital Management, L.P.	1345 Avenue of the Americas New York, NY 10105

	American Century Investment Management, Inc.	4500 Main Street Kansas City, MO 64111

	Deutsche Asset Management, Inc.	345 Park Avenue New York, NY 10154

	GAMCO Investors, Inc. (Gabelli Asset Management Company)	One Corporate Center Rye, NY 10580

	Goldman Sachs Asset Management, L.P.	32 Old Slip New York, NY 10005

	INVESCO Institutional (N.A.), Inc.	1360 Peachtree Street N.E. Suite 100 Atlanta, GA 30309

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Marsico Capital Management, LLC	1200 Seventeenth Street Suite 1300 Denver, CO 80202

	Massachusetts Financial Services Company (MFS)	500 Boylston Street Boston, MA 02116

	Neuberger Berman Management Inc.	605 Third Avenue New York, NY 10158

	Pacific Investment Management Company LLC (PIMCO)	840 Newport Center Drive Suite 300 Newport Beach, CA 92660

	ProFund Advisors LLC	7501 Wisconsin Avenue Bethesda, MD 20814

	Sanford C. Bernstein & Co., LLC	767 Fifth Avenue New York, NY 10153

	State Street Research & Management Company	One Heritage Drive North Quincy, MA 02171

	Wells Capital Management, Inc.	525 Market Street San Francisco, CA 94105

	William Blair & Company, L.L.C.	222 West Adams Street Chicago, IL 60606

DISTRIBUTORS	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

	American Skandia Marketing, Incorporated	One Corporate Drive Shelton, CT 06484

CUSTODIANS	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

	JP Morgan Chase Bank	4 MetroTech Center Brooklyn, NY 11245

TRANSFER AGENTS	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

	American Skandia Fund Services, Inc.	One Corporate Drive Shelton, CT 06484

	Boston Financial Data Services, Inc.	66 Brooks Drive Braintree, MA 02184

ADMINISTRATOR	PFPC Inc.	103 Bellevue Parkway Wilmington, DE 19809

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectuses for the Funds contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Mutual Funds, Inc.

MFSP601E2      IFS-A092807      Ed. 06/2004

Item 2 – Code of Ethics—Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert—Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services—Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants—Not applicable.

Item 6 – Schedule of Investments—The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Mutual Funds, Inc. (fka American Skandia Advisor Funds, Inc.)

By (Signature and Title)*	/s/ William V. Healey
William V. Healey
Chief Legal Officer

Date                         June 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date                         June 29, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date                         June 29, 2004

*	Print the name and title of each signing officer under his or her signature.